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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2013

Item 1. Schedule of Investments.

Consolidated Portfolio of Investments

Active Portfolios® Multi-Manager Alternative Strategies Fund

November 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 46.3%
CONSUMER DISCRETIONARY 4.9%
Auto Components —%
Cooper Tire & Rubber Co.	4,879	$120,023
Automobiles 0.8%
General Motors Co. (a)	160,170	6,203,384
Diversified Consumer Services 0.3%
Mac-Gray Corp.	96,605	2,057,687
Household Durables 0.1%
iRobot Corp. (a)	19,167	636,536
Media 1.4%
Belo Corp., Class A (b)	258,907	3,554,793
Charter Communications Inc., Class A (a)	2,194	296,409
Interpublic Group of Companies, Inc. (The)	301,846	5,252,121
Time Warner Cable, Inc.	10,944	1,512,680
Total		10,616,003
Multiline Retail 0.7%
Target Corp.	79,418	5,077,193
Specialty Retail 1.4%
Aeropostale, Inc. (a)	3,610	37,255
ANN, Inc. (a)	32,896	1,173,400
Office Depot, Inc. (a)	125,904	684,919
Outerwall, Inc. (a)(b)(c)	103,676	7,091,438
PEP Boys-Manny, Moe & Jack (The) (a)	94,940	1,300,678
Total		10,287,690
Textiles, Apparel & Luxury Goods 0.2%
Costa, Inc. (a)	34,494	755,419
Jones Group, Inc. (The)	46,001	645,854
Total		1,401,273
TOTAL CONSUMER DISCRETIONARY		36,399,789
CONSUMER STAPLES 3.1%
Food & Staples Retailing 2.7%
Harris Teeter Supermarkets, Inc. (b)	101,594	5,016,712
Shoppers Drug Mart Corp.	166,821	9,165,696

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food & Staples Retailing (continued)
Wal-Mart Stores, Inc.	73,440	$5,949,374
Total		20,131,782
Food Products 0.4%
ConAgra Foods, Inc.	88,594	2,922,716
Personal Products —%
Atrium Innovations, Inc.	9,877	225,417
TOTAL CONSUMER STAPLES		23,279,915
ENERGY 8.6%
Energy Equipment & Services 3.8%
Ensco PLC, Class A	102,427	6,051,387
Fred Olsen Production ASA	407,620	612,077
Halliburton Co.	89,779	4,729,558
National Oilwell Varco, Inc.	43,705	3,561,957
Noble Corp. PLC	119,747	4,564,756
Oil States International, Inc. (a)	14,100	1,443,135
Patterson-UTI Energy, Inc.	203,883	4,752,513
Unit Corp. (a)	47,647	2,294,679
Total		28,010,062
Oil, Gas & Consumable Fuels 4.8%
Alpha Natural Resources, Inc. (a)	5,500	36,740
Berry Petroleum Co., Class A	5,183	260,809
Bill Barrett Corp. (a)(b)(c)	226,172	6,081,765
Coastal Energy Co.	243,303	4,307,119
CONSOL Energy, Inc. (c)	26,166	930,986
Denbury Resources, Inc. (a)	697,864	11,640,372
Energen Corp. (b)	14,587	1,052,744
Gulf Coast Ultra Deep Royalty Trust, ADR (a)	46,951	103,762
Ithaca Energy, Inc.	166,983	400,740
Peabody Energy Corp.	24,362	443,388
Swift Energy Co. (a)	230,862	3,072,773
Talisman Energy, Inc. (c)	425,688	5,027,375
Talisman Energy, Inc.	138,826	1,642,316
Torc Oil & Gas Ltd.	48,554	474,779
Whitehaven Coal Ltd.	21,974	32,418
Total		35,508,086
TOTAL ENERGY		63,518,148

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 7.3%
Commercial Banks 1.1%
Bank of Ayudhya PCL	246,747	$295,949
CapitalSource, Inc. (b)	373,251	5,247,909
Sterling Financial Corp.	69,217	2,259,935
Total		7,803,793
Diversified Financial Services 0.9%
Citigroup, Inc.	34,730	1,837,912
IntercontinentalExchange Group, Inc. (a)	23,446	5,000,639
Total		6,838,551
Insurance 3.8%
Aon PLC	36,797	3,004,107
Assured Guaranty Ltd. (c)	63,407	1,488,796
CNA Financial Corp.	114,997	4,774,676
Genworth Financial, Inc., Class A (a)(c)	148,421	2,242,641
Loews Corp.	187,466	8,876,515
MetLife, Inc.	65,658	3,426,691
Unum Group	121,868	4,091,109
Total		27,904,535
Real Estate Investment Trusts (REITs) 1.0%
American Campus Communities, Inc.	69,477	2,253,139
Cole Real Estate Investment, Inc.	50,189	718,205
Commonwealth Property Office Fund	2,143,066	2,475,148
Digital Realty Trust, Inc.	45,683	2,158,065
Investors Real Estate Trust	18,831	165,901
Total		7,770,458
Thrifts & Mortgage Finance 0.5%
Hudson City Bancorp, Inc. (b)	360,634	3,368,321
TOTAL FINANCIALS		53,685,658
HEALTH CARE 7.3%
Biotechnology 1.1%
Algeta ASA	4,083	235,243
Cubist Pharmaceuticals, Inc. (a)	188,070	310,316
Elan Corp. PLC, ADR (a)	401,181	7,253,352
Trius Therapeutics, Inc. (d)(h)	186,725	27,505
Total		7,826,416
Health Care Equipment & Supplies 1.2%
Edwards Lifesciences Corp. (a)	17,016	1,115,058
MAKO Surgical Corp. (a)(c)	140,378	4,205,725

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies (continued)
Medtronic, Inc.	33,800	$1,937,416
Stryker Corp. (b)	20,300	1,510,726
Total		8,768,925
Health Care Providers & Services 0.7%
Celesio AG	13,453	431,407
Express Scripts Holding Co. (a)	60,282	4,059,993
McKesson Corp.	1,998	331,448
Total		4,822,848
Life Sciences Tools & Services 1.1%
Life Technologies Corp. (a)(b)	110,373	8,355,236
Pharmaceuticals 3.2%
Acino Holding AG	5,416	688,353
Actavis PLC (a)(c)	9,821	1,601,510
Novartis AG, ADR	32,100	2,539,752
Paladin Labs, Inc.	74,086	8,260,287
Santarus, Inc. (a)	144,638	4,654,451
Viropharma, Inc. (a)(c)	125,254	6,201,326
Total		23,945,679
TOTAL HEALTH CARE		53,719,104
INDUSTRIALS 3.0%
Airlines 0.5%
Southwest Airlines Co.	204,565	3,802,863
Commercial Services & Supplies 1.2%
Iron Mountain, Inc.	223,009	6,271,013
Republic Services, Inc.	70,505	2,461,330
Total		8,732,343
Construction & Engineering 0.3%
Aegion Corp. (a)	98,921	2,153,510
Machinery 0.8%
Ingersoll-Rand PLC	22,860	1,632,661
Invensys PLC	298,930	2,448,141
MAN SE	1,138	138,349
Manitowoc Co., Inc. (The) (c)	75,059	1,545,465
Total		5,764,616
Road & Rail 0.2%
Knight Transportation, Inc.	92,200	1,647,614

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
TOTAL INDUSTRIALS		22,100,946
INFORMATION TECHNOLOGY 8.0%
Communications Equipment 1.1%
Anaren, Inc. (a)	100,171	$2,793,769
Cisco Systems, Inc.	102,631	2,180,909
QUALCOMM, Inc.	40,789	3,001,254
Total		7,975,932
Computers & Peripherals 2.2%
Apple, Inc. (b)(c)	24,125	13,415,189
Silicon Graphics International Corp. (a)(b)(c)	236,237	3,146,677
Total		16,561,866
Electronic Equipment, Instruments & Components 1.2%
Corning, Inc.	85,553	1,461,245
Molex, Inc., Class A (b)	191,414	7,392,409
Total		8,853,654
IT Services 1.6%
Acxiom Corp. (a)	41,698	1,387,710
Convergys Corp.	59,516	1,221,268
Global Payments, Inc.	46,093	2,906,164
Lender Processing Services, Inc. (b)	186,948	6,563,744
Total		12,078,886
Semiconductors & Semiconductor Equipment 0.6%
Applied Materials, Inc. (c)	5,706	98,714
Intel Corp. (b)(c)	121,292	2,891,601
Mindspeed Technologies, Inc. (a)	18,161	91,350
Tokyo Electron Ltd.	31,794	1,725,361
Total		4,807,026
Software 1.3%
Activision Blizzard, Inc.	27,629	475,495
Microsoft Corp.	177,729	6,776,807
Oracle Corp.	57,499	2,029,139
Total		9,281,441
TOTAL INFORMATION TECHNOLOGY		59,558,805
MATERIALS 1.9%
Chemicals 1.0%
Mosaic Co. (The)	101,607	4,866,975

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Chemicals (continued)
Potash Corp. of Saskatchewan, Inc.	75,050	$2,375,333
Total		7,242,308
Metals & Mining 0.5%
Flinders Mines Ltd. (a)	151,376	4,825
Stillwater Mining Co. (a)	88,141	989,824
Walter Energy, Inc.	36,544	520,021
Yamana Gold, Inc.	164,081	1,491,496
Yancoal Australia Ltd. (a)	190,805	510,620
Yancoal Australia Ltd. (a)	64,710	41,109
Total		3,557,895
Paper & Forest Products 0.4%
Domtar Corp.	33,957	2,903,663
TOTAL MATERIALS		13,703,866
TELECOMMUNICATION SERVICES 1.1%
Diversified Telecommunication Services 0.6%
Globalstar, Inc. PIK (a)	193,188	341,943
Verizon Communications, Inc.	78,170	3,878,795
Total		4,220,738
Wireless Telecommunication Services 0.5%
Leap Wireless International, Inc. (a)	68,073	1,130,693
Vodafone Group PLC, ADR	78,500	2,911,565
Total		4,042,258
TOTAL TELECOMMUNICATION SERVICES		8,262,996
UTILITIES 1.1%
Electric Utilities 0.8%
NV Energy, Inc. (b)	238,959	5,651,380
Gas Utilities 0.1%
Envestra Ltd.	387,087	371,530
Independent Power Producers & Energy Traders 0.2%
NRG Energy, Inc. (c)	70,985	1,878,263
TOTAL UTILITIES		7,901,173
Total Common Stocks (Cost: $303,561,545)		$342,130,400

Issuer	Shares	Value

Preferred Stocks 0.2%
FINANCIALS 0.2%
Commercial Banks 0.1%
GMAC Capital Trust I, 8.125% (e)	29,476	$791,136
Diversified Financial Services 0.1%
Citigroup Capital IX, 6.000%	21,000	524,370
TOTAL FINANCIALS		1,315,506
Total Preferred Stocks (Cost: $1,232,347)		$1,315,506

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(f) 7.4%
Banking 0.6%
Fifth Third Capital Trust IV (e)
04/15/67	6.500%	4,703,000	$4,697,121

Chemicals 0.1%
Nova Chemicals Corp. Senior Unsecured
11/01/19	8.625%	896,000	987,840

Construction Machinery 0.4%
Maxim Crane Works LP Senior Secured (g)
04/15/15	12.250%	1,875,000	1,947,656
United Rentals North America, Inc.
09/15/20	8.375%	906,000	1,010,190
Total			2,957,846

Consumer Products 0.3%
American Achievement Corp. Secured (g)
04/15/16	10.875%	2,249,000	2,386,751

Diversified Manufacturing 0.1%
Coleman Cable, Inc.
02/15/18	9.000%	980,000	1,033,900

Electric —%
NRG Energy, Inc.
06/15/19	8.500%	215,000	233,813

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (f) (continued)
Gaming 0.4%
Marina District Finance Co., Inc. Senior Secured
10/15/15	9.500%	$2,892,000		$3,036,600

Gas Pipelines 0.2%
Copano Energy LLC/Finance Corp.
04/01/21	7.125%		1,177,000	1,350,608

Health Care 0.4%
Alere, Inc.
10/01/18	8.625%		1,207,000	1,309,595
Health Management Associates, Inc. Senior Secured
04/15/16	6.125%		1,415,000	1,567,112
Total				2,876,707

Independent Energy 1.2%
Chaparral Energy, Inc.
09/01/21	8.250%		1,386,000	1,521,135
Endeavour International Corp.
Secured
06/01/18	12.000%		1,111,000	1,066,560
Senior Secured
03/01/18	12.000%		1,112,000	1,156,480
Forest Oil Corp.
06/15/19	7.250%		1,263,000	1,253,528
Newfield Exploration Co. Senior Subordinated Notes
05/15/18	7.125%		2,245,000	2,334,800
Southern Pacific Resource Corp. Secured (g)
01/25/18	8.750%	CAD	1,515,000	1,219,072
Total				8,551,575

Media Non-Cable 1.3%
Allbritton Communications Co. Senior Unsecured
05/15/18	8.000%		2,492,000	2,660,210
Entercom Radio LLC
12/01/19	10.500%		1,000,000	1,137,500
Local TV Finance LLC Senior Unsecured (g)
06/15/15	9.250%		1,404,000	1,418,040
Media General, Inc. Senior Secured (b)
02/15/17	11.750%		1,802,000	1,950,665

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (f) (continued)
Media Non-Cable (continued)
Reader’s Digest Association, Inc. (The) Senior Secured (d)(h)(i)
02/15/17	9.500%	$837,000	$326,430
Univision Communications, Inc. (g)
05/15/21	8.500%	467,000	518,370
YPG Financing, Inc. Senior Secured (g)
11/30/18	9.250%	CAD 1,905,511	1,856,105
Total			9,867,320
Metals 0.1%
Midwest Vanadium Pty Ltd. Senior Secured (g)
02/15/18	11.500%	982,000	815,060
Oil Field Services 0.3%
Offshore Group Investments Ltd. Senior Secured
11/01/19	7.500%	611,000	662,935
Oil States International, Inc.
06/01/19	6.500%	611,000	649,951
01/15/23	5.125%	886,000	994,535
Total			2,307,421
Other Financial Institutions 0.3%
Icahn Enterprises LP/Finance Corp.
01/15/16	7.750%	1,831,000	1,876,775
Other Utility 0.3%
First Wind Capital LLC Senior Secured (g)
06/01/18	10.250%	1,869,000	2,046,555
Packaging 0.2%
ARD Finance SA Senior Secured PIK (g)
06/01/18	11.125%	651,320	696,912
Packaging Dynamics Corp. Senior Secured (g)
02/01/16	8.750%	831,000	855,930
Total			1,552,842
Retailers 0.1%
Brown Shoe Co., Inc.
05/15/19	7.125%	618,000	655,080

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (f) (continued)
Technology 0.6%
MEMC Electronic Materials, Inc. (b)
04/01/19	7.750%	$3,244,000	$3,389,980
Nortel Networks Ltd. (i)
07/15/16	10.750%	759,000	870,952
Total			4,260,932
Wireless 0.3%
Clearwire Communications LLC/Finance, Inc. (g)
Senior Secured
12/01/15	12.000%	1,183,000	1,218,490
12/01/15	12.000%	333,000	342,990
Sprint Communications, Inc. Senior Unsecured
04/15/22	9.250%	522,000	619,875
Total			2,181,355
Wirelines 0.2%
Cincinnati Bell, Inc.
03/15/18	8.750%	1,215,000	1,283,344
Total Corporate Bonds & Notes (Cost: $55,062,062)			$54,959,445

Convertible Bonds(f) 1.2%
Consumer Cyclical Services 0.3%
Stewart Enterprises, Inc. (b)
07/15/16	3.375%	1,565,000	2,041,347
Independent Energy 0.3%
Petrominerales Ltd.
06/12/17	3.250%	2,600,000	2,578,420
Lodging 0.2%
Morgans Hotel Group Co.
10/15/14	2.375%	1,378,000	1,329,770
Media Non-Cable —%
YPG Financing, Inc.
11/30/22	8.000%	CAD 48,878	47,151
Metals 0.1%
United States Steel Corp. Senior Unsecured
05/15/14	4.000%	1,010,000	1,056,081

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (f) (continued)
Technology 0.1%
Nortel Networks Corp. (i)
04/15/14	2.125%	$779,000	$767,315
Wireless 0.2%
Globalstar, Inc. Senior Unsecured
04/01/28	8.000%	582,551	1,402,855
Total Convertible Bonds (Cost: $8,141,218)			$9,222,939

Issuer	Effective Yield	Principal Amount	Value

Treasury Bills 6.0%
UNITED STATES 6.0%
U.S. Treasury Bills
12/12/13	0.180%	17,900,000	17,898,833
01/30/14	0.020%	13,336,500	13,336,060
02/06/14	0.040%	13,336,500	13,335,580
Total			44,570,473
Total Treasury Bills (Cost: $44,569,256)			$44,570,473

	Shares	Value

Exchange-Traded Funds —%
SPDR S&P 500 ETF Trust	67	$12,127
Total Exchange-Traded Funds (Cost: $11,832)		$12,127

Issuer	Shares	Value

Rights —%
HEALTH CARE —%
Pharmaceuticals —%
Sanofi Aventis (a)	87,854	$52,712
TOTAL HEALTH CARE		52,712
Total Rights (Cost: $57,729)		$52,712

Issuer	Shares	Value

Limited Partnerships 0.1%
ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
Pioneer Southwest Energy Partners LP	10,091	$415,749
TOTAL ENERGY		415,749
Total Limited Partnerships (Cost: $441,230)		$415,749

Issuer	Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts —%
Actavis PLC
	71	145.00	01/18/14	4,970
Activision Blizzard, Inc.
	276	15.00	01/18/14	2,760
Applied Materials, Inc.
	22	16.00	01/18/14	396
Blackberry Ltd.
	247	5.00	01/18/14	2,964
	334	6.00	01/18/14	11,523
	272	7.00	01/18/14	26,112
Cooper Tire & Rubber
	63	24.00	01/18/14	10,080
Endo Health Solutions, Inc.
	85	50.00	12/21/13	425
Genworth Financial, Inc., Class A
	144	12.00	12/21/13	144
	144	13.00	12/21/13	504
Mako Surgical Corp.
	585	20.00	01/18/14	1,463
OfficeMax, Inc.
	136	12.00	01/18/14	2,380
	208	11.00	01/18/14	1,560
Outerwall, Inc.
	418	60.00	01/18/14	47,025
Viropharma, Inc.
	164	40.00	01/18/14	2,050
Total Options Purchased Puts (Cost: $183,397)				$114,356

	Shares	Value

Money Market Funds 35.4%
Columbia Short-Term Cash Fund, 0.094% (j)(k)(l)	261,630,546	$261,630,546
JPMorgan Prime Money Market Fund, 0.010% (k)(o)	504	504
Total Money Market Funds (Cost: $261,631,050)		$261,631,050
Total Investments (Cost: $674,891,666) (m)		$714,424,757

Investments Sold Short (11.6)%

Issuer	Shares	Value

Common Stocks (10.3)%
CONSUMER DISCRETIONARY (0.9)%
Automobiles (0.2)%
Tesla Motors, Inc. (a)	(11,058)	(1,407,462)
Diversified Consumer Services (0.2)%
Stewart Enterprises, Inc., Class A	(108,534)	(1,438,076)
Specialty Retail (0.5)%
Office Depot, Inc. (a)	(14,600)	(79,424)
Tiffany & Co.	(40,264)	(3,589,133)
Total		(3,668,557)
TOTAL CONSUMER DISCRETIONARY		(6,514,095)
CONSUMER STAPLES (0.8)%
Food & Staples Retailing (0.5)%
Loblaw Companies Ltd.	(99,251)	(4,033,371)
Household Products (0.3)%
Procter & Gamble Co. (The)	(26,524)	(2,233,851)
TOTAL CONSUMER STAPLES		(6,267,222)
ENERGY (0.8)%
Energy Equipment & Services (0.2)%
Atwood Oceanics, Inc. (a)	(3,633)	(190,950)
Diamond Offshore Drilling	(3,183)	(191,139)
Ensco PLC, Class A	(3,673)	(217,001)
Hercules Offshore, Inc. (a)	(44,492)	(284,304)
Rowan Companies PLC, Class A (a)	(5,400)	(186,948)
Seadrill Ltd.	(4,320)	(184,507)
Total		(1,254,849)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (0.6)%
Alpha Natural Resources, Inc. (a)	(67,957)	$(453,953)
Exxon Mobil Corp.	(38,103)	(3,561,868)
Pioneer Natural Resources Co.	(2,309)	(410,425)
Total		(4,426,246)
TOTAL ENERGY		(5,681,095)
FINANCIALS (2.8)%
Commercial Banks (1.3)%
M&T Bank Corp.	(30,305)	(3,495,985)
Pacwest Bancorp	(105,909)	(4,357,096)
Umpqua Holdings Corp.	(115,460)	(2,125,619)
Total		(9,978,700)
Diversified Financial Services (0.7)%
IntercontinentalExchange Group, Inc. (a)	(23,446)	(5,000,797)
Insurance (0.4)%
Fidelity National Financial, Class A	(92,042)	(2,675,661)
Real Estate Investment Trusts (REITs) (0.4)%
American Realty Capital Properties, Inc.	(54,851)	(719,097)
Dexus Property Group	(26,436)	(25,079)
GPT Group	(259,111)	(843,233)
Regency Centers Corp.	(35,800)	(1,676,872)
Total		(3,264,281)
TOTAL FINANCIALS		(20,919,439)
HEALTH CARE (1.6)%
Health Care Providers & Services —%
AmerisourceBergen Corp.	(2,631)	(185,564)
Pharmaceuticals (1.6)%
Endo Health Solutions, Inc. (a)	(103,452)	(6,950,940)
Perrigo Co.	(30,634)	(4,775,534)
PLB CN Spinco (d)	(74,086)	(160,367)
Total		(11,886,841)
TOTAL HEALTH CARE		(12,072,405)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
INDUSTRIALS (0.6)%
Aerospace & Defense —%
United Technologies Corp.	(2,581)	$(286,130)
Building Products (0.1)%
Allegion PLC	(3,810)	(164,745)
ASSA ABLOY AB, ADR	(2,950)	(74,635)
Lennox International, Inc.	(4,106)	(338,334)
Total		(577,714)
Electrical Equipment (0.1)%
Schneider Electric SA	(7,759)	(656,930)
Machinery (0.3)%
Caterpillar, Inc.	(26,475)	(2,239,785)
Stanley Black & Decker, Inc.	(887)	(72,193)
Total		(2,311,978)
Trading Companies & Distributors (0.1)%
Watsco, Inc.	(3,424)	(328,567)
TOTAL INDUSTRIALS		(4,161,319)
INFORMATION TECHNOLOGY (1.7)%
Internet Software & Services (0.4)%
Opentable, Inc. (a)	(33,985)	(2,840,126)
IT Services (0.7)%
Accenture PLC, Class A	(21,931)	(1,698,995)
International Business Machines Corp.	(17,724)	(3,184,648)
Total		(4,883,643)
Semiconductors & Semiconductor Equipment (0.2)%
Applied Materials, Inc.	(90,036)	(1,557,623)
Software (0.4)%
Salesforce.com, Inc. (a)	(25,500)	(1,328,295)
Workday, Inc., Class A (a)	(22,134)	(1,822,735)
Total		(3,151,030)
TOTAL INFORMATION TECHNOLOGY		(12,432,422)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
MATERIALS —%
Metals & Mining —%
United States Steel Corp.	(8,857)	$(237,456)
TOTAL MATERIALS		(237,456)
TELECOMMUNICATION SERVICES (0.7)%
Diversified Telecommunication Services (0.7)%
AT&T, Inc.	(83,173)	(2,928,521)
Verizon Communications, Inc.	(39,746)	(1,972,197)
Total		(4,900,718)
TOTAL TELECOMMUNICATION SERVICES		(4,900,718)
UTILITIES (0.4)%
Electric Utilities (0.3)%
Edison International	(4,742)	(219,128)
Exelon Corp.	(65,792)	(1,770,463)
PPL Corp.	(7,098)	(217,979)
Total		(2,207,570)
Gas Utilities —%
APA Group	(50,635)	(281,951)
Independent Power Producers & Energy Traders (0.1)%
AES Corp. (The)	(14,936)	(217,618)
Calpine Corp. (a)	(11,430)	(216,141)
Total		(433,759)
TOTAL UTILITIES		(2,923,280)
Total Common Stocks (Proceeds: $71,266,830)		$(76,109,451)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (0.2)%
Gas Pipelines (0.1)%
Kinder Morgan Energy Partners LP Senior Unsecured
09/01/22	3.950%	(726,000)	(716,934)
Wireless (0.1)%
SoftBank Corp.
04/15/20	4.500%	(766,000)	(761,212)

Total Corporate Bonds & Notes (Cost: $(1,520,249))			$(1,478,146)

Issuer	Shares	Value

Investments Sold Short (continued)

Exchange-Traded Notes —%

iShares S&P	$(4,000)	$(63,846)
Total Exchange-Traded Notes (Cost: $(68,251))		$(63,846)

Exchange-Traded Funds (1.1)%

Health Care Select Sector	(15,586)	$(861,282)
Industrial Select Sect SPDR	(6,248)	(314,899)

Issuer	Shares	Value

Investments Sold Short (continued)

Exchange-Traded Funds (continued)

Market Vectors Coal ETF	(24,362)	$(485,047)
Market Vectors Oil Service ETF	(25,528)	(1,235,300)
SPDR Barclays High Yield Bond ETF	(82,384)	(3,357,148)
SPDR S&P 500 ETF Trust	(4,797)	(868,257)
SPDR S&P 500 Insurance ETF	(14,727)	(918,376)
SPDR S&P Oil & Gas Exploration & Production	(5,178)	(350,965)
Total Exchange-Traded Funds (Cost: $(8,125,796))		$(8,391,274)
Total Investments Sold Short (Proceeds: $80,981,126)		$(86,042,717)

Total Investments, Net of Investments Sold Short		628,382,040 (n)
Other Assets & Liabilities, Net		111,319,789
Net Assets		$739,701,829

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at November 30, 2013

At November 30, 2013, securities totaling $504 were pledged as collateral to cover open forward foreign currency exchange contracts.

In addition, cash totaling $2,650,000 was received from broker as collateral to cover open forward foreign currency exchange contracts.

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman, Sachs & Co.	December 11, 2013	4,420,703	43,944,000	—	(113,044)
		(USD)	(ZAR)
Goldman, Sachs & Co.	December 11, 2013	43,944,000	4,413,023	105,363	—
		(ZAR)	(USD)
Goldman, Sachs & Co.	December 16, 2013	5,565,500	5,154,461	92,829	—
		(AUD)	(USD)
Goldman, Sachs & Co.	December 16, 2013	68,000	61,618	—	(226)
		(AUD)	(USD)
Goldman, Sachs & Co.	December 16, 2013	19,999,000	19,182,641	367,225	—
		(CAD)	(USD)
Goldman, Sachs & Co.	December 16, 2013	620,000	689,350	5,234	—
		(CHF)	(USD)
Goldman, Sachs & Co.	December 16, 2013	314,000	433,007	6,346	—
		(EUR)	(USD)
Goldman, Sachs & Co.	December 16, 2013	7,376,000	9,820,139	—	(202,311)
		(EUR)	(USD)
Goldman, Sachs & Co.	December 16, 2013	1,116,150	1,796,016	—	(30,170)
		(GBP)	(USD)
Goldman, Sachs & Co.	December 16, 2013	70,000	9,029	—	(1)
		(HKD)	(USD)
Goldman, Sachs & Co.	December 16, 2013	13,954,000	2,341,873	65,505	—
		(NOK)	(USD)
Goldman, Sachs & Co.	December 16, 2013	265,000	42,986	—	(245)
		(NOK)	(USD)
Goldman, Sachs & Co.	December 16, 2013	27,490,000	837,599	10,551	—
		(RUB)	(USD)
Goldman, Sachs & Co.	December 16, 2013	29,890,000	948,768	18,476	—
		(THB)	(USD)
Goldman, Sachs & Co.	December 16, 2013	79,851,000	2,475,232	—	(10,038)
		(THB)	(USD)
Goldman, Sachs & Co.	December 16, 2013	2,916,420	3,149,000	—	(52,513)
		(USD)	(AUD)
Goldman, Sachs & Co.	December 16, 2013	4,041,327	4,175,000	—	(113,413)
		(USD)	(CAD)
Goldman, Sachs & Co.	December 16, 2013	9,514,349	7,033,000	42,037	—
		(USD)	(EUR)
Goldman, Sachs & Co.	December 16, 2013	325,592	238,000	—	(2,199)
		(USD)	(EUR)
Goldman, Sachs & Co.	December 16, 2013	9,486	6,000	331	—
		(USD)	(GBP)
Goldman, Sachs & Co.	December 16, 2013	9,030	70,000	—	(1)
		(USD)	(HKD)
Goldman, Sachs & Co.	December 16, 2013	21,033	130,000	174	—
		(USD)	(NOK)
Goldman, Sachs & Co.	December 16, 2013	1,498,879	8,900,000	—	(46,987)
		(USD)	(NOK)
Goldman, Sachs & Co.	December 16, 2013	849,178	27,490,000	—	(22,129)
		(USD)	(RUB)
Goldman, Sachs & Co.	December 16, 2013	2,325,148	74,800,000	2,916	—
		(USD)	(THB)
Goldman, Sachs & Co.	December 16, 2013	792,343	25,400,000	—	(1,797)
		(USD)	(THB)
Royal Bank of Scotland	December 18, 2013	39,243,000	36,486,227	800,796	—
		(AUD)	(USD)
Royal Bank of Scotland	December 18, 2013	27,028,000	24,533,045	—	(44,736)
		(AUD)	(USD)
Royal Bank of Scotland	December 18, 2013	5,020,000	2,170,921	28,201	—
		(BRL)	(USD)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Royal Bank of Scotland	December 18, 2013	7,230,000	3,043,279	—	(42,748)
		(BRL)	(USD)
Royal Bank of Scotland	December 18, 2013	65,335,000	62,622,700	1,157,537	—
		(CAD)	(USD)
Royal Bank of Scotland	December 18, 2013	86,000	96,413	1,518	—
		(CHF)	(USD)
Royal Bank of Scotland	December 18, 2013	19,000	20,198	—	(767)
		(CHF)	(USD)
Royal Bank of Scotland	December 18, 2013	755,000,000	1,451,779	36,565	—
		(CLP)	(USD)
Royal Bank of Scotland	December 18, 2013	30,000,000	15,578	73	—
		(COP)	(USD)
Royal Bank of Scotland	December 18, 2013	2,020,000,000	1,037,378	—	(6,652)
		(COP)	(USD)
Royal Bank of Scotland	December 18, 2013	182,800,000	9,562,075	487,099	—
		(CZK)	(USD)
Royal Bank of Scotland	December 18, 2013	9,700,000	481,043	—	(506)
		(CZK)	(USD)
Goldman, Sachs & Co.	December 18, 2013	559,544	2,650,000	—	(8,113)
		(EUR)	(ILS)
Standard Chartered Bank	December 18, 2013	1,152,824	4,858,000	2,547	—
		(EUR)	(PLN)
Royal Bank of Scotland	December 18, 2013	7,870,000	10,797,933	104,249	—
		(EUR)	(USD)
Royal Bank of Scotland	December 18, 2013	81,645,000	109,352,039	—	(1,586,431)
		(EUR)	(USD)
Royal Bank of Scotland	December 18, 2013	9,019,000	14,479,215	—	(276,990)
		(GBP)	(USD)
Royal Bank of Scotland	December 18, 2013	154,000,000	697,599	4,092	—
		(HUF)	(USD)
Royal Bank of Scotland	December 18, 2013	560,000,000	2,462,653	—	(59,192)
		(HUF)	(USD)
Royal Bank of Scotland	December 18, 2013	15,600,000,000	1,369,901	64,042	—
		(IDR)	(USD)
Royal Bank of Scotland	December 18, 2013	19,500,000,000	1,614,638	—	(17,688)
		(IDR)	(USD)
Goldman, Sachs & Co.	December 18, 2013	2,650,000	550,352	—	(4,376)
		(ILS)	(EUR)
Royal Bank of Scotland	December 18, 2013	300,000	85,167	14	—
		(ILS)	(USD)
Royal Bank of Scotland	December 18, 2013	8,900,000	2,484,475	—	(41,745)
		(ILS)	(USD)
Royal Bank of Scotland	December 18, 2013	689,200,000	10,624,434	—	(371,636)
		(INR)	(USD)
Royal Bank of Scotland	December 18, 2013	19,566,161,000	197,003,825	5,983,251	—
		(JPY)	(USD)
Royal Bank of Scotland	December 18, 2013	10,000,000	9,454	12	—
		(KRW)	(USD)
Royal Bank of Scotland	December 18, 2013	1,440,000,000	1,333,509	—	(26,042)
		(KRW)	(USD)
Royal Bank of Scotland	December 18, 2013	23,900,000	1,827,123	7,697	—
		(MXN)	(USD)
Royal Bank of Scotland	December 18, 2013	127,400,000	9,614,813	—	(83,722)
		(MXN)	(USD)
Royal Bank of Scotland	December 18, 2013	6,500,000	2,026,421	12,320	—
		(MYR)	(USD)
Royal Bank of Scotland	December 18, 2013	10,390,000	3,137,763	—	(81,702)
		(MYR)	(USD)
Royal Bank of Scotland	December 18, 2013	253,495,000	42,269,291	918,894	—
		(NOK)	(USD)
Royal Bank of Scotland	December 18, 2013	132,936,000	21,515,669	—	(169,004)
		(NOK)	(USD)
Royal Bank of Scotland	December 18, 2013	27,473,000	22,837,258	510,644	—
		(NZD)	(USD)
Royal Bank of Scotland	December 18, 2013	12,350,000	9,746,417	—	(290,116)
		(NZD)	(USD)
Royal Bank of Scotland	December 18, 2013	98,000,000	2,263,573	20,745	—
		(PHP)	(USD)
Royal Bank of Scotland	December 18, 2013	163,200,000	3,672,029	—	(62,963)
		(PHP)	(USD)
Standard Chartered Bank	December 18, 2013	4,858,000	1,156,667	2,674	—
		(PLN)	(EUR)
Royal Bank of Scotland	December 18, 2013	3,400,000	1,114,436	16,335	—
		(PLN)	(USD)
Royal Bank of Scotland	December 18, 2013	17,500,000	5,485,600	—	(166,395)
		(PLN)	(USD)
Royal Bank of Scotland	December 18, 2013	298,000,000	9,052,936	91,313	—
		(RUB)	(USD)
Royal Bank of Scotland	December 18, 2013	120,100,000	3,564,981	—	(46,734)
		(RUB)	(USD)
Royal Bank of Scotland	December 18, 2013	150,646,000	23,220,928	262,056	—
		(SEK)	(USD)
Royal Bank of Scotland	December 18, 2013	221,692,000	33,316,216	—	(470,264)
		(SEK)	(USD)
Royal Bank of Scotland	December 18, 2013	7,360,000	5,894,485	29,196	—
		(SGD)	(USD)
Royal Bank of Scotland	December 18, 2013	10,460,000	8,216,770	—	(118,954)
		(SGD)	(USD)
Royal Bank of Scotland	December 18, 2013	620,000	312,596	6,687	—
		(TRY)	(USD)
Royal Bank of Scotland	December 18, 2013	24,720,000	11,966,581	—	(230,321)
		(TRY)	(USD)
Royal Bank of Scotland	December 18, 2013	222,700,000	7,570,441	40,940	—
		(TWD)	(USD)
Royal Bank of Scotland	December 18, 2013	244,400,000	8,257,797	—	(5,384)
		(TWD)	(USD)
Royal Bank of Scotland	December 18, 2013	3,600,263	4,002,000	38,937	—
		(USD)	(AUD)
Royal Bank of Scotland	December 18, 2013	35,918,631	37,899,000	—	(1,455,357)
		(USD)	(AUD)
Royal Bank of Scotland	December 18, 2013	46,908	110,000	44	—
		(USD)	(BRL)
Royal Bank of Scotland	December 18, 2013	5,281,987	11,860,000	—	(219,711)
		(USD)	(BRL)
Royal Bank of Scotland	December 18, 2013	43,441,725	45,103,000	—	(1,010,207)
		(USD)	(CAD)
Royal Bank of Scotland	December 18, 2013	63,754	59,000	1,349	—
		(USD)	(CHF)
Royal Bank of Scotland	December 18, 2013	1,109	1,000	—	(5)
		(USD)	(CHF)
Royal Bank of Scotland	December 18, 2013	795,845	400,000,000	—	(46,064)
		(USD)	(CLP)
Royal Bank of Scotland	December 18, 2013	635,256	1,210,000,000	—	(9,871)
		(USD)	(COP)
Royal Bank of Scotland	December 18, 2013	6,468,732	122,200,000	—	(402,199)
		(USD)	(CZK)
Royal Bank of Scotland	December 18, 2013	223,857,784	167,651,000	3,944,842	—
		(USD)	(EUR)
Royal Bank of Scotland	December 18, 2013	19,232,001	14,011,000	—	(193,985)
		(USD)	(EUR)
Royal Bank of Scotland	December 18, 2013	44,096,985	27,608,000	1,073,134	—
		(USD)	(GBP)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Royal Bank of Scotland	December 18, 2013	43,986	10,000,000	1,047	—
		(USD)	(HUF)
Royal Bank of Scotland	December 18, 2013	4,373,227	949,000,000	—	(99,602)
		(USD)	(HUF)
Royal Bank of Scotland	December 18, 2013	44,656	500,000,000	—	(2,801)
		(USD)	(IDR)
Royal Bank of Scotland	December 18, 2013	4,953,841	17,700,000	70,217	—
		(USD)	(ILS)
Royal Bank of Scotland	December 18, 2013	2,927,572	10,300,000	—	(3,969)
		(USD)	(ILS)
Royal Bank of Scotland	December 18, 2013	4,999,382	317,000,000	58,299	—
		(USD)	(INR)
Royal Bank of Scotland	December 18, 2013	2,080,009	130,000,000	—	(5,881)
		(USD)	(INR)
Royal Bank of Scotland	December 18, 2013	43,445,102	4,239,083,000	—	(2,059,767)
		(USD)	(JPY)
Royal Bank of Scotland	December 18, 2013	15,421,169	16,810,000,000	449,686	—
		(USD)	(KRW)
Royal Bank of Scotland	December 18, 2013	2,440,639	2,580,000,000	—	(4,779)
		(USD)	(KRW)
Royal Bank of Scotland	December 18, 2013	2,911,591	38,300,000	4,059	—
		(USD)	(MXN)
Royal Bank of Scotland	December 18, 2013	11,833,043	152,800,000	—	(200,895)
		(USD)	(MXN)
Royal Bank of Scotland	December 18, 2013	247,372	800,000	518	—
		(USD)	(MYR)
Royal Bank of Scotland	December 18, 2013	3,806,293	12,100,000	—	(56,967)
		(USD)	(MYR)
Royal Bank of Scotland	December 18, 2013	972,704	5,969,000	966	—
		(USD)	(NOK)
Royal Bank of Scotland	December 18, 2013	37,687,608	223,585,000	—	(1,216,165)
		(USD)	(NOK)
Royal Bank of Scotland	December 18, 2013	21,467,344	27,130,000	580,523	—
		(USD)	(NZD)
Royal Bank of Scotland	December 18, 2013	50,579,352	61,109,000	—	(917,607)
		(USD)	(NZD)
Royal Bank of Scotland	December 18, 2013	2,468,512	106,000,000	—	(42,597)
		(USD)	(PHP)
Royal Bank of Scotland	December 18, 2013	9,844,274	31,200,000	232,425	—
		(USD)	(PLN)
Royal Bank of Scotland	December 18, 2013	4,491,832	13,900,000	—	(2,535)
		(USD)	(PLN)
Royal Bank of Scotland	December 18, 2013	1,641,984	55,000,000	12,006	—
		(USD)	(RUB)
Royal Bank of Scotland	December 18, 2013	11,940,104	387,000,000	—	(302,024)
		(USD)	(RUB)
Royal Bank of Scotland	December 18, 2013	985,281	6,522,000	8,689	—
		(USD)	(SEK)
Royal Bank of Scotland	December 18, 2013	34,555,652	222,205,000	—	(690,985)
		(USD)	(SEK)
Royal Bank of Scotland	December 18, 2013	6,450,492	8,180,000	68,267	—
		(USD)	(SGD)
Royal Bank of Scotland	December 18, 2013	13,552,410	16,850,000	—	(124,401)
		(USD)	(SGD)
Royal Bank of Scotland	December 18, 2013	2,193,381	4,450,000	2,259	—
		(USD)	(TRY)
Royal Bank of Scotland	December 18, 2013	6,791,708	13,660,000	—	(51,837)
		(USD)	(TRY)
Royal Bank of Scotland	December 18, 2013	2,258,976	66,900,000	2,918	—
		(USD)	(TWD)
Royal Bank of Scotland	December 18, 2013	15,392,231	452,100,000	—	(106,697)
		(USD)	(TWD)
Royal Bank of Scotland	December 18, 2013	97,398	1,000,000	519	—
		(USD)	(ZAR)
Royal Bank of Scotland	December 18, 2013	9,622,843	96,800,000	—	(144,603)
		(USD)	(ZAR)
Royal Bank of Scotland	December 18, 2013	89,600,000	8,851,549	78,301	—
		(ZAR)	(USD)
Royal Bank of Scotland	December 18, 2013	64,600,000	6,280,568	—	(44,788)
		(ZAR)	(USD)
J.P. Morgan Securities, Inc.	December 23, 2013	575,000	463,897	5,670	—
		(SGD)	(USD)
J.P. Morgan Securities, Inc.	December 23, 2013	462,808	575,000	—	(4,581)
		(USD)	(SGD)
Standard Chartered Bank	January 7, 2014	576,568	285,727	2,338	—
		(TRY)	(USD)
Standard Chartered Bank	January 7, 2014	286,536	576,568	—	(3,147)
		(USD)	(TRY)
J.P. Morgan Securities, Inc.	January 8, 2014	427,000	575,940	—	(4,266)
		(EUR)	(USD)
J.P. Morgan Securities, Inc.	January 8, 2014	587,300	427,000	—	(7,094)
		(USD)	(EUR)
J.P. Morgan Securities, Inc.	January 8, 2014	1,649,412	16,437,215	—	(45,317)
		(USD)	(ZAR)
J.P. Morgan Securities, Inc.	January 8, 2014	16,437,215	1,612,836	8,741	—
		(ZAR)	(USD)
J.P. Morgan Securities, Inc.	January 9, 2014	26,641,000	1,035,990	84,716	—
		(CZK)	(EUR)
Standard Chartered Bank	January 9, 2014	93,474,000	3,634,186	296,230	—
		(CZK)	(EUR)
J.P. Morgan Securities, Inc.	January 9, 2014	1,040,312	26,641,000	—	(90,588)
		(EUR)	(CZK)
Standard Chartered Bank	January 9, 2014	3,657,288	93,474,000	—	(327,621)
		(EUR)	(CZK)
Goldman, Sachs & Co.	January 15, 2014	3,898,832	3,613,087	74,323	—
		(AUD)	(USD)
J.P. Morgan Securities, Inc.	January 15, 2014	4,747,726	1,409,267,410	—	(114,917)
		(EUR)	(HUF)
J.P. Morgan Securities, Inc.	January 15, 2014	2,295,000	3,095,560	—	(22,920)
		(EUR)	(USD)
Goldman, Sachs & Co.	January 15, 2014	4,950,461	7,884,946	—	(212,924)
		(GBP)	(USD)
J.P. Morgan Securities, Inc.	January 15, 2014	1,409,267,410	4,739,582	103,852	—
		(HUF)	(EUR)
Goldman, Sachs & Co.	January 15, 2014	3,686,619	3,898,832	—	(147,855)
		(USD)	(AUD)
J.P. Morgan Securities, Inc.	January 15, 2014	3,093,063	2,295,000	25,417	—
		(USD)	(EUR)
Goldman, Sachs & Co.	January 15, 2014	7,953,064	4,950,461	144,805	—
		(USD)	(GBP)
J.P. Morgan Securities, Inc.	January 17, 2014	3,333,883	13,999,307	—	(17,375)
		(EUR)	(PLN)
Standard Chartered Bank	January 17, 2014	3,881,947	16,280,693	—	(26,676)
		(EUR)	(PLN)
J.P. Morgan Securities, Inc.	January 17, 2014	13,999,307	3,325,093	5,431	—
		(PLN)	(EUR)
Standard Chartered Bank	January 17, 2014	16,280,693	3,869,216	9,377	—
		(PLN)	(EUR)
Goldman, Sachs & Co.	January 23, 2014	1,147,900	1,534,168	—	(25,640)
		(EUR)	(USD)
Goldman, Sachs & Co.	January 23, 2014	1,536,400	1,147,900	23,408	—
		(USD)	(EUR)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman, Sachs & Co.	January 29, 2014	1,239,000	1,681,707	—	(1,911)
		(EUR)	(USD)
Goldman, Sachs & Co.	January 29, 2014	1,675,351	1,239,000	8,267	—
		(USD)	(EUR)
Goldman, Sachs & Co.	February 5, 2014	8,260,000	11,211,463	—	(12,797)
		(EUR)	(USD)
Goldman, Sachs & Co.	February 5, 2014	11,166,777	8,260,000	57,484	—
		(USD)	(EUR)
Standard Chartered Bank	February 12, 2014	7,049,000	9,514,881	—	(63,904)
		(EUR)	(USD)
Standard Chartered Bank	February 12, 2014	9,424,081	7,049,000	154,705	—
		(USD)	(EUR)
Goldman, Sachs & Co.	February 18, 2014	1,338,396	2,256,000	—	(20,787)
		(EUR)	(SGD)
Goldman, Sachs & Co.	February 18, 2014	116,241,723	1,505,137	64,279	—
		(JPY)	(SGD)
Goldman, Sachs & Co.	February 18, 2014	2,256,000	1,343,737	28,045	—
		(SGD)	(EUR)
Goldman, Sachs & Co.	February 18, 2014	1,505,137	119,343,846	—	(33,983)
		(SGD)	(JPY)
Standard Chartered Bank	February 26, 2014	1,685,000	2,274,511	—	(15,267)
		(EUR)	(USD)
Standard Chartered Bank	February 26, 2014	2,257,428	1,685,000	32,349	—
		(USD)	(EUR)
Citibank	March 21, 2014	529,753	4,048,000	—	(58)
		(EUR)	(HRK)
Morgan Stanley	March 21, 2014	273,281	2,088,000	—	(69)
		(EUR)	(HRK)
Citibank	March 21, 2014	4,048,000	527,394	—	(3,148)
		(HRK)	(EUR)
Morgan Stanley	March 21, 2014	2,088,000	273,603	507	—
		(HRK)	(EUR)
Citibank	April 2, 2014	1,119,649	8,558,600	293	—
		(EUR)	(HRK)
Citibank	April 2, 2014	8,558,600	1,115,625	—	(5,761)
		(HRK)	(EUR)
Citibank	April 3, 2014	310,562	2,374,000	89	—
		(EUR)	(HRK)
Citibank	April 3, 2014	2,374,000	308,472	—	(2,930)
		(HRK)	(EUR)
Citibank	May 16, 2014	165,050,070	4,993,195	148,694	—
		(RUB)	(USD)
Standard Chartered Bank	May 16, 2014	55,089,266	1,666,216	49,252	—
		(RUB)	(USD)
Citibank	May 16, 2014	4,946,803	165,050,070	—	(102,302)
		(USD)	(RUB)
Standard Chartered Bank	May 16, 2014	1,650,738	55,089,266	—	(33,775)
		(USD)	(RUB)
Standard Chartered Bank	May 27, 2014	51,698,586	1,537,733	23,053	—
		(RUB)	(USD)
Standard Chartered Bank	May 27, 2014	1,560,241	51,698,586	—	(45,561)
		(USD)	(RUB)
Standard Chartered Bank	June 17, 2014	848,191,000	69,638	1,928	—
		(IDR)	(USD)
Standard Chartered Bank	June 17, 2014	74,175	848,191,000	—	(6,465)
		(USD)	(IDR)
Standard Chartered Bank	July 21, 2014	6,101,440,000	528,858	45,246	—
		(IDR)	(USD)
Standard Chartered Bank	July 21, 2014	539,950	6,101,440,000	—	(56,338)
		(USD)	(IDR)
Goldman, Sachs & Co.	July 22, 2014	6,111,421,300	528,898	44,599	—
		(IDR)	(USD)
Goldman, Sachs & Co.	July 22, 2014	535,151	6,111,421,300	—	(50,851)
		(USD)	(IDR)
J.P. Morgan Securities, Inc.	August 20, 2014	14,420,391,000	1,240,998	105,219	—
		(IDR)	(USD)
Standard Chartered Bank	August 20, 2014	5,588,051,506	481,480	41,353	—
		(IDR)	(USD)
J.P. Morgan Securities, Inc.	August 20, 2014	1,238,333	14,420,391,000	—	(102,554)
		(USD)	(IDR)
Standard Chartered Bank	August 20, 2014	481,936	5,588,051,506	—	(41,810)
		(USD)	(IDR)
Citibank	October 17, 2014	63,873,000	386,757	—	(4,063)
		(KZT)	(USD)
Citibank	October 17, 2014	386,523	63,873,000	4,297	—
		(USD)	(KZT)
Total				19,529,456	(15,879,809)

Futures Contracts Outstanding at November 30, 2013

At November 30, 2013, cash totaling $16,480,885 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Amsterdam Index	92	EUR	9,920,768	December 2013	122,091	—
Australian Treasury Bond, 3-year	(799)	AUD	(78,770,286)	December 2013	—	(71,402)
Australian Treasury Bond, 10-year	(269)	AUD	(28,130,109)	December 2013	155,389	—
CAC 40 Index	149	EUR	8,677,493	December 2013	74,740	—
DAX Index	34	EUR	10,869,523	December 2013	682,535	—
DJIA Mini	138	USD	11,085,540	December 2013	291,981	—
E-Mini NASDAQ 100 Index	143	USD	9,974,250	December 2013	664,366	—
E-Mini Russell 2000 Index	60	USD	6,850,200	December 2013	399,925	—
E-Mini S&P 500 Index	113	USD	10,193,165	December 2013	385,376	—
E-Mini S&P MidCap 400 Index	54	USD	7,036,740	December 2013	287,469	—
Euro Stoxx 50	211	EUR	8,844,910	December 2013	396,761	—
Euro-Bobl, 5-year	284	EUR	48,353,201	December 2013	39,457	—
Euro-Bund, 10-year	94	EUR	18,100,233	December 2013	—	(20,974)
Euro-Buxl, 30-year	(67)	EUR	(11,427,298)	December 2013	—	(90,439)
Euro-SCHATZ, 2-year	39	EUR	5,858,932	December 2013	—	(2,015)

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
FTSE 100 Index	93	GBP	10,121,217	December 2013	14,311	—
FTSE/JSE Top 40 Index	98	ZAR	3,877,773	December 2013	41,705	—
FTSE/MIB Index	21	EUR	2,716,087	December 2013	164,524	—
Hang Seng Index	46	HKD	7,096,800	December 2013	35,279	—
H-Shares Index	17	HKD	1,257,038	December 2013	8,292	—
IBEX 35 Index	24	EUR	3,203,987	December 2013	34,991	—
Japanese Government Bond, 10-year	6	JPY	8,498,219	December 2013	12,777	—
KOSPI 200 Index	15	KRW	1,914,509	December 2013	47,438	—
LME Copper	(37)	USD	(6,530,269)	December 2013	—	(3,321)
LME Nickel	(23)	USD	(1,857,756)	December 2013	28,967	—
LME Primary Aluminum	(8)	USD	(343,550)	December 2013	17,933	—
LME Zinc	(47)	USD	(2,191,375)	December 2013	7,452	—
Mini Japanese Government Bond, 10-year	377	JPY	53,393,460	December 2013	262,045	—
MSCI Singapore Index	65	SGD	3,814,480	December 2013	12,924	—
MSCI Taiwan Index	90	USD	2,667,600	December 2013	64,428	—
NY Harbor ULSD	(31)	USD	(3,946,102)	December 2013	—	(216,229)
S&P CNX Nifty Index	63	USD	784,728	December 2013	12,250	—
S&P/TSE 60 Index	91	CAD	13,209,581	December 2013	414,237	—
SPI 200 Index	89	AUD	10,792,860	December 2013	52,497	—
TOPIX	43	JPY	5,299,185	December 2013	206,360	—
Gas Oil	(29)	USD	(2,733,975)	January 2014	—	(108,242)
Gasoline RBOB	(19)	USD	(2,124,914)	January 2014	—	(124,811)
Natural Gas	(59)	USD	(2,332,860)	January 2014	—	(224,197)
Soybean Meal	30	USD	1,309,800	January 2014	125,403	—
Soybean Oil	(132)	USD	(3,204,432)	January 2014	21,789	—
WTI Crude	(17)	USD	(1,576,240)	January 2014	34,208	—
Brent Crude	2	USD	218,660	February 2014	3,196	—
Lean Hogs	19	USD	688,370	February 2014	—	(7,771)
Canadian Bank Acceptance, 3-month	(12)	CAD	(2,787,822)	March 2014	—	(1,143)
Canadian Governement Bond, 10-year	(86)	CAD	(10,416,639)	March 2014	—	(23,337)
Cocoa	97	USD	2,704,360	March 2014	65,692	—
Coffee	(67)	USD	(2,785,106)	March 2014	—	(99,190)
Corn	(427)	USD	(9,063,075)	March 2014	307,754	—
Cotton No 2	(41)	USD	(1,626,675)	March 2014	—	(20,299)
Euro Euribor, 3-month	117	EUR	39,649,538	March 2014	77	—
Euro Swiss Franc, 3-month	(1)	CHF	(275,927)	March 2014	—	(56)
Eurodollar, 90-day	147	USD	36,656,288	March 2014	12,472	—
Sterling, 90-day	(58)	GBP	(11,796,739)	March 2014	—	(5,897)
Sugar #11	(222)	USD	(4,264,176)	March 2014	186,450	—
U.S. Treasury Long Bond, 20-year	(84)	USD	(10,983,000)	March 2014	—	(19,861)
U.S. Treasury Note, 2-year	150	USD	33,044,532	March 2014	9,033	—
U.S. Treasury Note, 5-year	112	USD	13,543,251	March 2014	4,256	—
U.S. Treasury Note, 10-year	(47)	USD	(5,892,625)	March 2014	863	—
United Kingdom Long GILT, 10-year	(77)	GBP	(13,728,423)	March 2014	21,201	—
Wheat	(90)	USD	(3,009,375)	March 2014	—	(41,635)
Canadian Bank Acceptance, 3-month	43	CAD	9,988,683	June 2014	4,296	—
Euro Euribor, 3-month	123	EUR	41,676,580	June 2014	10,278	—
Euro Swiss Franc, 3-month	22	CHF	6,070,995	June 2014	1,103	—
Eurodollar, 90-day	180	USD	44,874,000	June 2014	21,524	—
Sterling, 90-day	3	GBP	609,961	June 2014	—	(11)
Euro Euribor, 3-month	124	EUR	42,009,096	September 2014	18,637	—
Eurodollar, 90-day	215	USD	53,586,063	September 2014	39,332	—
Sterling, 90-day	31	GBP	6,299,447	September 2014	—	(30)
Euro Euribor, 3-month	120	EUR	40,641,734	December 2014	28,460	—
Eurodollar, 90-day	203	USD	50,572,375	December 2014	56,706	—
Sterling, 90-day	24	GBP	4,872,819	December 2014	—	(717)
Euro Euribor, 3-month	118	EUR	39,946,334	March 2015	40,888	—
Eurodollar, 90-day	183	USD	45,555,563	March 2015	64,450	—
Sterling, 90-day	13	GBP	2,636,651	March 2015	—	(177)
Euro Euribor, 3-month	110	EUR	37,213,820	June 2015	44,802	—

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Eurodollar, 90-day	165	USD	41,031,375	June 2015	67,994	—
Sterling, 90-day	5	GBP	1,012,665	June 2015	—	(84)
Euro Euribor, 3-month	102	EUR	34,479,640	September 2015	45,111	—
Eurodollar, 90-day	139	USD	34,513,700	September 2015	61,765	—
Sterling, 90-day	1	GBP	202,185	September 2015	—	(43)
Total			728,222,216		6,236,240	(1,081,881)

Open Options Contracts Written at November 30, 2013
Issuer	Puts/Calls	Number of Contracts	Exercise Price ($)	Premium Received ($)	Expiration Date	Value ($)
Applied Materials, Inc.	Call	180	17.00	9,540	December 2013	9,810
Alpha Natural Resources, Inc.	Put	47	8.00	3,422	December 2013	6,580
Alpha Natural Resources, Inc.	Put	58	6.00	859	December 2013	725
Alpha Natural Resources, Inc.	Put	107	7.00	5,307	December 2013	5,939
Apple, Inc.	Call	40	515.00	92,866	December 2013	172,400
Applied Materials, Inc.	Call	3	18.00	55	December 2013	37
Applied Materials, Inc.	Put	180	17.00	6,984	December 2013	4,320
Assured Guaranty Ltd.	Call	105	24.00	4,652	December 2013	3,833
Bill Barrett Corp.	Call	67	22.50	15,739	December 2013	29,815
Bill Barrett Corp.	Call	181	30.00	28,275	December 2013	2,715
Bill Barrett Corp.	Call	258	25.00	64,994	December 2013	58,050
CONSOL Energy, Inc.	Call	22	39.00	569	December 2013	330
CONSOL Energy, Inc.	Call	22	37.00	1,645	December 2013	1,023
CONSOL Energy, Inc.	Call	22	38.00	1,001	December 2013	561
CONSOL Energy, Inc.	Call	23	36.00	1,778	December 2013	1,875
Endo Health Solutions, Inc.	Call	85	60.00	11,609	December 2013	63,325
Endo Health Solutions, Inc.	Call	168	55.00	54,298	December 2013	200,760
Fidelity National Financial, Class A	Call	17	28.00	1,018	December 2013	2,040
Genworth Financial, Inc., Class A	Call	45	14.00	2,357	December 2013	5,490
Genworth Financial, Inc., Class A	Put	45	14.00	1,406	December 2013	450
Intel Corp.	Call	582	23.00	59,329	December 2013	55,872
MAKO Surgical Corp.	Call	1	30.00	4	December 2013	5
Manitowoc Co., Inc. (The)	Call	45	19.00	3,508	December 2013	7,762
Manitowoc Co., Inc. (The)	Call	130	20.00	5,881	December 2013	12,350
NRG Energy, Inc.	Call	50	29.00	1,824	December 2013	625
NRG Energy, Inc.	Call	205	28.00	11,154	December 2013	4,613
NRG Energy, Inc.	Call	254	27.00	23,933	December 2013	12,700
Santarus, Inc.	Put	14	30.00	142	December 2013	70
Silicon Graphics International	Call	314	20.00	63,031	December 2013	3,925
Talisman Energy, Inc.	Call	285	12.00	13,144	December 2013	5,700
Viropharma, Inc.	Call	2	50.00	19	December 2013	5
Apple, Inc.	Call	83	530.00	198,625	January 2014	293,820
MAKO Surgical Corp.	Call	90	30.00	700	January 2014	225
Outerwall, Inc.	Call	217	65.00	120,164	January 2014	111,755
Outerwall, Inc.	Call	218	70.00	56,415	January 2014	57,770
Apple, Inc.	Call	90	550.00	223,206	February 2014	279,675
MAKO Surgical Corp.	Call	161	30.00	718	February 2014	402
Total						1,417,352

Total Return Swap Contracts Outstanding at November 30, 2013
			Expiration	Notional	Notional	Unrealized	Unrealized
Counterparty	Fund Receives	Fund Pays	Date	Currency	Amount	Appreciation ($)	Depreciation ($)
Goldman Sachs	Total return on Whitehaven Coal Ltd.	Floating rate based on 1-month AUD LIBOR-BBA plus 0.50%	April 30, 2014	AUD	7,527	—	(35)
Goldman Sachs	Floating rate based on 1-month HKD HIBOR-HKAB minus 1.00%	Total return on Yanzhou Coal Mining Co., Class H	May 23, 2014	HKD	19,796	—	(181)
Goldman Sachs	Floating rate based on 1-month HKD HIBOR-HKAB minus 1.00%	Total return on Yanzhou Coal Mining Co., Class H	June 4, 2014	HKD	19,261	—	(176)
Goldman Sachs	Floating rate based on 1-month HKD HIBOR-HKAB minus 1.00%	Total return on Yanzhou Coal Mining Co., Class H	June 6, 2014	HKD	33,729	—	(308)
Goldman Sachs	Total return on Yancoal Australian Ltd.	Floating rate based on 1-month AUD LIBOR-BBA plus 0.50%	June 6, 2014	AUD	6,373	260	—
Goldman Sachs	Total return on Yancoal Australian Ltd.	Floating rate based on 1-month AUD LIBOR-BBA plus 0.50%	July 14, 2014	AUD	61,104	2,496	—
Goldman Sachs	Total return on Yancoal Australian Ltd.	Floating rate based on 1-month AUD LIBOR-BBA plus 0.50%	September 5, 2014	AUD	12,112	—	(1,383)
Goldman Sachs	Total return on Delcam PLC	Floating rate based on 1-month GBP LIBOR-BBA plus 0.45%	November 7, 2014	GBP	63,628	—	(579)
Goldman Sachs	Total return on Delcam PLC	Floating rate based on 1-month GBP LIBOR-BBA plus 0.45%	November 12, 2014	GBP	15,434	—	(120)
Goldman Sachs	Total return on Delcam PLC	Floating rate based on 1-month GBP LIBOR-BBA plus 0.45%	November 15, 2014	GBP	13,615	—	(119)
Goldman Sachs	Floating rate based on 1-month HKD HIBOR-HKAB less 1.00%	Total return on Yanzhou Coal Mining Co., Class H	November 18, 2014	HKD	59,458	—	(703)
Goldman Sachs	Total return on Delcam PLC	Floating rate based on 1-month GBP LIBOR-BBA plus 0.45%	November 18, 2014	GBP	85,568	—	(716)
Goldman Sachs	Total return on Delcam PLC	Floating rate based on 1-month GBP LIBOR-BBA plus 0.45%	November 20, 2014	GBP	34,890	—	(277)
Goldman Sachs	Floating rate based on 1-month HKD HIBOR-HKAB less 1.00%	Total return on Yanzhou Coal Mining Co., Class H	November 22, 2014	HKD	60,433	130	—
Total						2,886	(4,597)

Total Return Swap Contracts on Futures at November 30, 2013
At November 30, 2013, securities and cash totaling $3,770,000 was pledged as collateral to cover open total return swap contracts.

In addition, cash totaling $140,000 was received from broker as collateral to cover open total return swap contracts.

		Expiration	Notional	Notional	Unrealized	Unrealized
Counterparty	Reference Instrument	Date	Currency	Amount	Appreciation ($)	(Depreciation) ($)
Barclays	Euro-SCHATZ Futures	December 2013	EUR	61,744,130	—	(23,649)
Barclays	LME Primary Aluminum Futures	December 2013	USD	(4,981,475)	201,288	—
JPMorgan	Swiss Market Index Futures	December 2013	CHF	10,775,441	123,729	—
Barclays	ICE Gasoil Futures	January 2014	USD	(377,100)	—	(4,800)
Barclays	Natural Gas Futures	January 2014	USD	(1,700,220)	—	(144,480)
Barclays	NY Harbor ULSD Future	January 2014	USD	(2,163,991)	—	(126,689)
Barclays	RBOB Gasoline Futures	January 2014	USD	(1,006,538)	—	(56,813)
Barclays	Soybean Futures	January 2014	USD	935,550	16,046	—
Barclays	Soybean Meal Futures	January 2014	USD	174,640	9,010	—
Barclays	Soybean Oil Futures	January 2014	USD	(873,936)	5,640	—
Barclays	WTI Crude Futures	January 2014	USD	(2,503,440)	44,450	—
Barclays	Gold 100 oz. Futures	February 2014	USD	(8,752,800)	221,070	—
Barclays	Lean Hogs Futures	February 2014	USD	2,753,480	—	(33,350)
Barclays	Coffee Futures	March 2014	USD	(41,569)	—	(938)
Barclays	Corn Futures	March 2014	USD	(148,575)	6,300	—
Barclays	Silver Futures	March 2014	USD	(7,211,880)	315,907	—
Barclays	U.S. 2 Year Note	March 2014	USD	129,975,159	33,010	—
Barclays	Wheat Future	March 2014	USD	(4,681,250)	—	(55,141)
Total					976,450	(445,860)

Notes to Consolidated Portfolio of Investments
(a)	Non-income producing.
(b)	This security, or a portion of this security, was pledged as collateral for securities sold short. At November 30, 2013 total securities pledged was $55,421,279.
(c)	At November 30, 2013, securities valued at $21,742,466 were held to cover open call options written.
(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2013, the value of these securities amounted to $353,935 for long securities and $(160,367) for securities sold short, which represents 0.05% and 0.02% of net assets, respectively.

(e)	Variable rate security.
(f)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(g)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, the value of these securities amounted to $15,321,931 or 2.07% of net assets.

(h)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at November 30, 2013 was $353,935, representing 0.05% of net assets. Information concerning such security holdings at November 30, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Reader’s Digest Association, Inc. (The)
Senior Secured
9.500% 02/15/17	05-16-12	700,637
Trius Therapeutics, Inc.	08-01-13 - 08-08-13	24,524

(i)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At November 30, 2013, the value of these securities amounted to $1,964,697, which represents 0.27% of net assets.

(j)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	167,785,255	438,043,988	(344,198,697)	261,630,546	47,881	261,630,546

(k)	The rate shown is the seven-day current annualized yield at November 30, 2013.
(l)	At November 30, 2013, cash or short-term securities were designated to cover open put and/or call options written.

(m)

At November 30, 2013, the cost of securities for federal income tax purposes was approximately $674,891,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$42,632,000
Unrealized Depreciation	(3,099,000)
Net Unrealized Appreciation	$39,533,000

(n)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.
(o)

This security, or a portion of this security, has been pledged as collateral in connection with forward foreign currency exchange contracts. Those values are denoted within the Investments in Derivatives section of the Consolidated Portfolio of Investments.

Abbreviation Legend

ADR	American Depositary Receipt
PIK	Payment-in-Kind

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HRK	Croatian Kun
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
KZT	Kazakhstan, Tenge
MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Rouble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•     Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•    Level 2 - Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•    Level 3 - Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated August 31, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	36,399,789	—	—	36,399,789
Consumer Staples	23,279,915	—	—	23,279,915
Energy	62,873,653	644,495	—	63,518,148
Financials	50,914,561	2,771,097	—	53,685,658
Health Care	52,336,596	1,355,003	27,505	53,719,104
Industrials	19,514,456	2,586,490	—	22,100,946
Information Technology	57,833,444	1,725,361	—	59,558,805
Materials	13,147,312	556,554	—	13,703,866
Telecommunication Services	8,262,996	—	—	8,262,996
Utilities	7,529,643	371,530	—	7,901,173
Common Stocks - Investments Sold Short
Consumer Discretionary	(6,514,095)	—	—	(6,514,095)
Consumer Staples	(6,267,222)	—	—	(6,267,222)
Energy	(5,681,095)	—	—	(5,681,095)
Financials	(20,051,127)	(868,312)	—	(20,919,439)
Health Care	(11,912,038)	—	(160,367)	(12,072,405)
Industrials	(3,504,389)	(656,930)	—	(4,161,319)
Information Technology	(12,432,422)	—	—	(12,432,422)
Materials	(237,456)	—	—	(237,456)
Telecommunication Services	(4,900,718)	—	—	(4,900,718)
Utilities	(2,641,329)	(281,951)	—	(2,923,280)
Preferred Stocks
Financials	1,315,506	—	—	1,315,506
Exchange-Traded Funds	12,127	—	—	12,127
Exchange-Traded Funds - Investments Sold Short	(8,391,274)	—	—	(8,391,274)
Exchange-Traded Notes - Investments Sold Short	(63,846)	—	—	(63,846)
Rights
Health Care	52,712	—	—	52,712
Total Equity Securities	250,875,699	8,203,337	(132,862)	258,946,174
Bonds
Corporate Bonds & Notes
Media Non-Cable	—	9,540,890	326,430	9,867,320
All other industries	—	45,092,125	—	45,092,125
Corporate Bonds & Notes - Investments Sold Short	—	(1,478,146)	—	(1,478,146)
Convertible Bonds	—	9,222,939	—	9,222,939
Total Bonds	—	62,377,808	326,430	62,704,238
Short-Term Securities
Treasury Bills	44,570,473	—	—	44,570,473
Total Short-Term Securities	44,570,473	—	—	44,570,473
Other
Limited Partnerships	415,749	—	—	415,749
Options Purchased Puts	114,356	—	—	114,356
Total Other	530,105	—	—	530,105
Mutual Funds
Money Market Funds	261,631,050	—	—	261,631,050
Total Mutual Funds	261,631,050	—	—	261,631,050
Investments in Securities	557,607,327	70,581,145	193,568	628,382,040
Derivatives
Assets
Futures Contracts	6,236,240	—	—	6,236,240
Forward Foreign Currency Exchange Contracts	—	19,529,456	—	19,529,456
Swap Contracts	—	979,336	—	979,336
Liabilities
Futures Contracts	(1,081,881)	—	—	(1,081,881)
Options Contracts Written	—	(1,417,352)	—	(1,417,352)
Forward Foreign Currency Exchange Contracts	—	(15,879,809)	—	(15,879,809)
Swap Contracts	—	(450,457)	—	(450,457)
Total	562,761,686	73,342,319	193,568	636,297,573

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Financial Assets were transferred from Level 2 to Level 3 due to unavailable market inputs. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial Assets were transferred from Level 1 to Level 3 due to unavailable market inputs. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Futures contracts, forward foreign currency exchange contracts and swap contracts are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

Portfolio of Investments

Active Portfolios® Multi-Manager Core Plus Bond Fund

November 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 36.1%
Aerospace & Defense 0.2%
ADS Tactical, Inc. Senior Secured (a)
04/01/18	11.000%	$283,000	$255,407
B/E Aerospace, Inc. Senior Unsecured
04/01/22	5.250%	550,000	563,750
Bombardier, Inc. Senior Notes (a)
01/15/16	4.250%	95,000	99,275
Embraer SA Senior Unsecured
06/15/22	5.150%	1,950,000	1,945,125
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	124,000	133,610
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	24,000	25,980
L-3 Communications Corp.
02/15/21	4.950%	2,045,000	2,162,604
Lockheed Martin Corp. Senior Unsecured
09/15/21	3.350%	965,000	966,222
TransDigm, Inc.
12/15/18	7.750%	350,000	376,250
10/15/20	5.500%	22,000	21,725
07/15/21	7.500%	326,000	350,450
Total			6,900,398
Airlines 1.0%
American Airlines Pass-Through Trust Series 2013-2 Class A (a)
07/15/24	4.950%	7,500,000	7,837,500
Continental Airlines Pass-Through Trust
Pass-Through Certificates
Series 1997-4 Class A
01/02/18	6.900%	865,136	926,734
Series 1999-1 Class A
08/02/20	6.545%	3,552,519	3,854,483
Series 2007-1 Class A
10/19/23	5.983%	5,383,382	5,881,345
Delta Air Lines Pass-Through Trust Pass-Through Certificates
01/02/23	6.718%	3,715,612	4,168,917
JetBlue Airways Pass-Through Trust Pass-Through Certificates Series 2004-2 Class G-2 (b)
05/15/18	0.691%	5,910,000	5,422,425
Southwest Airlines Co. Senior Unsecured
03/01/17	5.125%	5,000,000	5,493,325
U.S. Airways Pass-Through Trust
Pass-Through Certificates

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Airlines (continued)
12/03/26	4.625%	$4,425,000	$4,447,125
Series 2012-1 Class A
04/01/26	5.900%	3,841,859	4,149,208
Total			42,181,062
Automotive 2.0%
Affinia Group, Inc. (a)
05/01/21	7.750%	325,000	339,625
Allison Transmission, Inc. (a)
05/15/19	7.125%	341,000	367,428
American Axle & Manufacturing, Inc.
02/15/19	5.125%	164,000	167,280
11/15/19	7.750%	350,000	393,750
03/15/21	6.250%	131,000	137,550
10/15/22	6.625%	325,000	343,688
American Honda Finance Corp. Senior Unsecured (a)
10/01/18	7.625%	2,250,000	2,801,412
Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/19	8.000%	167,000	185,370
Daimler Finance North America LLC (a)
01/11/17	2.950%	8,000,000	8,296,648
01/11/18	1.875%	2,000,000	1,991,176
Dana Holding Corp. Senior Unsecured
02/15/21	6.750%	104,000	112,580
Delphi Corp.
02/15/23	5.000%	95,000	98,325
Exide Technologies Senior Secured (c)
02/01/18	8.625%	225,000	167,625
Ford Motor Co.
Senior Unsecured
08/01/18	6.500%	1,975,000	2,297,851
02/01/29	6.375%	1,965,000	2,158,832
07/16/31	7.450%	1,502,000	1,833,102
01/15/43	4.750%	5,000,000	4,470,320
11/01/46	7.400%	1,295,000	1,572,915
Ford Motor Credit Co. LLC
Senior Unsecured
05/09/16	1.700%	5,000,000	5,065,450
06/15/16	3.984%	10,971,000	11,712,365
01/17/17	1.500%	4,821,000	4,820,499
06/12/17	3.000%	1,600,000	1,672,643
09/20/22	4.250%	1,100,000	1,114,386
General Motors Co. (a)
Senior Unsecured
10/02/18	3.500%	11,120,000	11,398,000
10/02/23	4.875%	113,000	113,706
Harley-Davidson Financial Services, Inc. (a)
03/15/17	2.700%	1,380,000	1,425,740

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Automotive (continued)
Hyundai Capital America Senior Unsecured (a)
08/09/18	2.875%	$1,250,000	$1,269,599
Hyundai Capital Services, Inc.
Senior Unsecured
09/13/17	3.500%	200,000	208,750
Hyundai Capital Services, Inc. (a)
Senior Unsecured
07/27/16	4.375%	2,000,000	2,136,684
IDQ Holdings, Inc. Senior Secured (a)
04/01/17	11.500%	250,000	262,500
International Automotive Components Group SA Secured (a)
06/01/18	9.125%	250,000	258,750
JB Poindexter & Co., Inc. Senior Unsecured (a)
04/01/22	9.000%	250,000	267,500
Jaguar Land Rover Automotive PLC (a)
05/15/21	8.125%	425,000	481,312
02/01/23	5.625%	140,000	138,950
Lear Corp. (a)
01/15/23	4.750%	500,000	476,250
Metalsa SA de CV (a)
04/24/23	4.900%	150,000	138,000
Nissan Motor Acceptance Corp. Senior Unsecured (a)
09/12/17	1.950%	2,500,000	2,507,467
RCI Banque SA (a)
Senior Unsecured
04/12/16	4.600%	1,120,000	1,188,880
04/03/18	3.500%	4,000,000	4,123,680
Schaeffler Finance BV Senior Secured (a)
02/15/19	8.500%	583,000	663,162
Schaeffler Holding Finance BV Senior Secured PIK (a)
08/15/18	6.875%	400,000	424,000
Stackpole International Intermediate Co. Senior Secured (a)
10/15/21	7.750%	275,000	286,688
Tenedora Nemak SA de CV Senior Unsecured (a)
02/28/23	5.500%	1,700,000	1,644,750
Titan International, Inc. Senior Secured (a)
10/01/20	6.875%	125,000	128,125
UCI International, Inc.
02/15/19	8.625%	625,000	631,250

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Automotive (continued)
Visteon Corp.
04/15/19	6.750%	$187,000	$198,688
Total			82,493,251
Banking 7.3%
ADIB Capital Invest 1 Ltd. (b)
12/31/49	6.375%	200,000	201,500
Abbey National Treasury Services PLC Bank Guaranteed (a)
11/10/14	3.875%	2,375,000	2,443,125
Ally Financial, Inc.
07/18/16	3.500%	250,000	257,188
02/15/17	5.500%	225,000	243,465
12/01/17	6.250%	325,000	363,594
09/10/18	4.750%	575,000	603,750
03/15/20	8.000%	313,000	375,600
BNP Paribas SA (a)(b)
06/29/49	5.186%	550,000	562,375
Banco Bradesco SA Subordinated Notes
01/16/21	5.900%	100,000	100,800
Banco Santander SA Senior Unsecured (a)
11/09/22	4.125%	200,000	190,500
Bank of America Corp.
Senior Unsecured
09/01/15	3.700%	5,640,000	5,907,375
01/11/18	2.000%	4,000,000	4,012,956
01/24/22	5.700%	4,800,000	5,457,955
01/11/23	3.300%	6,912,000	6,540,169
Bank of America NA Subordinated Notes (b)
06/15/16	0.534%	1,760,000	1,739,359
Bank of Montreal
Senior Unsecured
04/09/18	1.450%	750,000	737,602
01/25/19	2.375%	14,784,000	14,968,667
Bank of New York Mellon Corp. (The)
Senior Unsecured
05/15/19	5.450%	800,000	923,561
Bank of New York Mellon Corp. (The) (b)
Subordinated Notes
12/29/49	4.500%	5,520,000	4,885,200
Barclays Bank PLC (a)(b)
09/29/49	7.434%	6,109,000	6,729,063
Barclays Bank PLC (b)
12/15/49	6.278%	2,490,000	2,381,063
Capital One Financial Corp. Senior Unsecured
11/21/18	2.150%	1,150,000	1,149,877
Citigroup, Inc.
Senior Unsecured
11/15/16	1.300%	750,000	750,383
01/10/17	4.450%	1,000,000	1,091,011

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
08/15/17	6.000%	$4,000,000	$4,603,252
05/15/18	6.125%	1,250,000	1,462,694
09/26/18	2.500%	5,250,000	5,325,726
08/09/20	5.375%	10,000,000	11,342,880
Subordinated Notes
08/25/36	6.125%	3,070,000	3,233,932
09/13/43	6.675%	1,390,000	1,554,468
Citigroup, Inc. (b)
04/29/49	5.350%	4,385,000	3,869,762
Senior Unsecured
07/25/16	1.198%	3,000,000	3,029,859
05/15/18	1.941%	2,275,000	2,364,107
Commonwealth Bank of Australia Senior Unsecured (a)
10/15/14	3.750%	1,000,000	1,027,800
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (a)(b)
12/31/49	11.000%	1,535,000	2,030,038
Credit Agricole SA (a)(b)
12/31/49	8.375%	3,965,000	4,500,275
Discover Bank Senior Unsecured
02/21/18	2.000%	680,000	675,704
Goldman Sachs Group, Inc. (The)
Senior Unsecured
05/03/15	3.300%	1,670,000	1,725,973
01/18/18	5.950%	4,000,000	4,586,676
04/01/18	6.150%	4,810,000	5,566,474
07/19/18	2.900%	2,200,000	2,252,487
01/24/22	5.750%	2,500,000	2,821,445
Goldman Sachs Group, Inc. (The) (b)
Senior Unsecured
11/29/23	1.838%	1,175,000	1,181,531
Grupo Aval Ltd. (a)
09/26/22	4.750%	1,500,000	1,374,750
HBOS PLC (a)
Subordinated Notes
05/21/18	6.750%	12,155,000	13,754,233
11/01/33	6.000%	5,600,000	5,472,152
HSBC USA, Inc. Senior Unsecured
01/16/18	1.625%	6,000,000	5,975,670
ICICI Bank Ltd.
Senior Unsecured
11/25/16	4.750%	200,000	207,815
11/16/20	5.750%	200,000	203,763
Industrial Senior Trust (a)
11/01/22	5.500%	3,000,000	2,760,000
JPMorgan Chase & Co.
Senior Unsecured
01/15/18	6.000%	1,400,000	1,622,628
04/23/19	6.300%	5,000,000	5,955,255
10/15/20	4.250%	2,000,000	2,127,044
01/24/22	4.500%	1,000,000	1,061,453

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
09/23/22	3.250%	$2,235,000	$2,143,533
Subordinated Notes
05/01/23	3.375%	1,000,000	929,684
JPMorgan Chase & Co. (b)
12/29/49	5.150%	2,865,000	2,578,500
JPMorgan Chase Bank NA
Subordinated Notes
10/01/17	6.000%	2,605,000	3,009,955
JPMorgan Chase Bank NA (b)
Subordinated Notes
06/13/16	0.584%	1,500,000	1,488,044
JPMorgan Chase Capital XXI (b)
02/02/37	1.192%	31,654,000	23,582,230
JPMorgan Chase Capital XXIII (b)
05/15/47	1.241%	7,265,000	5,385,181
Lloyds Banking Group PLC (a)(b)
11/29/49	6.267%	2,865,000	2,743,237
12/31/49	6.413%	1,780,000	1,686,550
12/31/49	6.657%	3,752,000	3,583,160
M&T Bank Corp. (a)
12/31/49	6.875%	6,429,000	6,367,294
Macquarie Bank Ltd. Subordinated Notes (a)
04/07/21	6.625%	1,860,000	2,060,322
Mellon Capital IV (b)
06/29/49	4.000%	250,000	200,625
Merrill Lynch & Co., Inc. Subordinated Notes
05/02/17	5.700%	2,120,000	2,363,448
Morgan Stanley
Senior Unsecured
03/22/17	4.750%	4,000,000	4,398,292
08/28/17	6.250%	1,600,000	1,851,227
07/24/42	6.375%	6,300,000	7,341,314
National Australia Bank Ltd.
Senior Unsecured
08/07/15	1.600%	1,250,000	1,269,780
03/09/17	2.750%	4,000,000	4,177,220
Natixis (a)(b)
12/31/49	10.000%	1,805,000	2,075,279
Northern Trust Corp. Senior Unsecured
05/01/14	4.625%	1,000,000	1,017,741
PNC Financial Services Group, Inc. (The) (b)
05/29/49	4.459%	4,809,000	4,809,000
12/31/49	4.850%	2,831,000	2,533,745
RBS Citizens Financial Group, Inc. Subordinated Notes (a)
09/28/22	4.150%	2,000,000	1,947,864
Rabobank Capital Funding Trust III (a)(b)
12/31/49	5.254%	1,765,000	1,826,775

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Royal Bank of Scotland Group PLC Senior Unsecured
09/18/15	2.550%	$7,000,000	$7,170,800
Royal Bank of Scotland PLC (The) Subordinated Notes (b)
03/16/22	9.500%	1,390,000	1,622,130
Santander Holdings USA, Inc. Senior Unsecured
08/27/18	3.450%	6,659,000	6,895,008
State Street Capital Trust IV (b)
06/01/67	1.254%	2,742,000	2,115,453
State Street Corp.
03/15/18	4.956%	6,515,000	7,188,488
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	131,000	148,030
Turkiye Garanti Bankasi AS Senior Unsecured (a)
09/13/22	5.250%	200,000	186,000
Turkiye Is Bankasi Senior Unsecured (a)
04/21/19	5.500%	200,000	202,201
Turkiye Vakiflar Bankasi Tao Senior Unsecured (a)
10/31/18	5.000%	200,000	198,501
U.S. Bancorp Subordinated Notes
07/15/22	2.950%	3,227,000	3,033,628
UBS Preferred Funding Trust V (b)
05/29/49	6.243%	1,495,000	1,588,438
Union Bank NA Senior Unsecured
09/26/18	2.625%	1,925,000	1,972,569
Vesey Street Investment Trust 1 (b)
09/01/16	4.404%	480,000	518,909
Wachovia Capital Trust III (b)
03/29/49	5.570%	8,875,000	8,259,075
Wells Fargo Capital X
12/15/36	5.950%	1,840,000	1,803,200
Westpac Banking Corp. Senior Unsecured
11/19/19	4.875%	1,200,000	1,354,205
Yapi ve Kredi Bankasi AS Subordinated Notes (a)
12/06/22	5.500%	1,500,000	1,306,500
Total			303,219,119

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Brokerage 0.3%
Cantor Fitzgerald LP (a)
10/15/19	7.875%	$1,600,000	$1,663,283
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	186,000	199,020
Janus Capital Group, Inc. Senior Unsecured
06/15/17	6.700%	1,000,000	1,132,122
Jefferies Group LLC
Senior Unsecured
07/15/19	8.500%	2,800,000	3,416,000
01/20/23	5.125%	1,000,000	1,019,226
01/20/43	6.500%	600,000	589,780
Legg Mason, Inc. Senior Unsecured
05/21/19	5.500%	580,000	644,162
Neuberger Berman Group LLC/Finance Corp. Senior Unsecured (a)
03/15/22	5.875%	300,000	307,500
Nuveen Investments, Inc. Senior Unsecured (a)
10/15/20	9.500%	655,000	643,538
Raymond James Financial, Inc. Senior Unsecured
04/15/16	4.250%	3,345,000	3,563,010
TD Ameritrade Holding Corp.
12/01/14	4.150%	1,000,000	1,034,860
Total			14,212,501
Building Materials 0.2%
Allegion US Holding Co., Inc. (a)
10/01/21	5.750%	213,000	220,987
American Builders & Contractors Supply Co., Inc. Senior Unsecured (a)
04/15/21	5.625%	170,000	172,975
Building Materials Corp. of America (a)
03/15/20	7.500%	300,000	324,000
CPG Merger Sub LLC (a)
10/01/21	8.000%	225,000	234,000
Cemex Espana SA Senior Secured (a)
04/30/19	9.875%	1,000,000	1,128,750
Gibraltar Industries, Inc.
02/01/21	6.250%	56,000	57,680
HD Supply, Inc.
07/15/20	7.500%	85,000	90,100
Secured
04/15/20	11.000%	105,000	124,687
Masco Corp.
Senior Unsecured
04/15/18	6.625%	600,000	663,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Building Materials (continued)
03/15/22	5.950%	$3,000,000	$3,168,750
Masonite International Corp. (a)
04/15/21	8.250%	300,000	328,875
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	428,000	441,375
Nortek, Inc.
12/01/18	10.000%	32,000	35,280
04/15/21	8.500%	816,000	901,680
Odebrecht Finance Ltd. (a)
06/26/22	5.125%	300,000	294,000
12/31/49	7.500%	100,000	97,000
Ply Gem Industries, Inc.
04/15/17	9.375%	30,000	32,550
Senior Secured
02/15/18	8.250%	125,000	133,594
RSI Home Products, Inc. Secured (a)
03/01/18	6.875%	350,000	366,625
Roofing Supply Group LLC/Finance, Inc. (a)
06/01/20	10.000%	250,000	281,250
USG Corp. (a)
11/01/21	5.875%	83,000	86,113
Total			9,183,271
Chemicals 0.3%
Ashland, Inc.
08/15/22	4.750%	300,000	285,750
Senior Unsecured
04/15/18	3.875%	50,000	50,250
Axiell Corp. (a)
05/15/23	4.875%	50,000	47,000
Braskem Finance Ltd.
04/15/21	5.750%	250,000	247,500
Celanese U.S. Holdings LLC
06/15/21	5.875%	116,000	123,830
Dow Chemical Co. (The) Senior Unsecured
05/15/19	8.550%	500,000	647,019
Eagle Spinco, Inc. (a)
02/15/21	4.625%	225,000	218,250
Hexion U.S. Finance Corp./Nova Scotia ULC Secured
11/15/20	9.000%	200,000	197,250
Senior Secured
02/01/18	8.875%	575,000	597,281
Huntsman International LLC
11/15/20	4.875%	90,000	88,650
Incitec Pivot Finance LLC (a)
12/10/19	6.000%	1,000,000	1,110,668

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
JM Huber Corp. Senior Notes (a)
11/01/19	9.875%	$213,000	$244,417
Lubrizol Corp.
02/01/19	8.875%	1,166,000	1,537,679
LyondellBasell Industries NV Senior Unsecured
04/15/19	5.000%	2,130,000	2,391,445
11/15/21	6.000%	3,965,000	4,590,562
Mexichem SAB de CV Senior Unsecured (a)
09/19/22	4.875%	300,000	288,000
Momentive Performance Materials, Inc. Senior Secured
10/15/20	8.875%	110,000	115,500
10/15/20	10.000%	29,000	30,233
NOVA Chemicals Corp. Senior Unsecured (a)
08/01/23	5.250%	72,000	74,160
Omnova Solutions, Inc.
11/01/18	7.875%	250,000	268,750
PQ Corp. Secured (a)
05/01/18	8.750%	276,000	298,597
U.S. Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV (a)
05/01/21	7.375%	557,000	590,420
Total			14,043,211
Construction Machinery 0.1%
CNH Capital LLC
04/15/18	3.625%	104,000	105,040
Case New Holland, Inc.
12/01/17	7.875%	205,000	242,412
Caterpillar, Inc. Senior Unsecured
06/26/22	2.600%	1,675,000	1,571,301
Columbus McKinnon Corp.
02/01/19	7.875%	113,000	120,910
Neff Rental LLC/Finance Corp. Secured (a)
05/15/16	9.625%	263,000	280,095
United Rentals North America, Inc.
12/15/19	9.250%	187,000	208,973
09/15/20	8.375%	525,000	585,375
04/15/22	7.625%	103,000	115,360
Secured
07/15/18	5.750%	139,000	149,251
Total			3,378,717
Consumer Cyclical Services 0.1%
APX Group, Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Consumer Cyclical Services (continued)
12/01/20	8.750%	$129,000	$132,547
Senior Secured
12/01/19	6.375%	150,000	151,500
Corrections Corp. of America
05/01/23	4.625%	81,000	76,343
Expedia, Inc.
08/15/20	5.950%	1,380,000	1,491,107
Garda World Security Corp. (a)
11/15/21	7.250%	225,000	225,847
Goodman Networks, Inc. (a)
Senior Secured
07/01/18	12.125%	70,000	74,200
07/01/18	13.125%	78,000	82,290
MasTec, Inc.
03/15/23	4.875%	75,000	71,250
Monitronics International, Inc.
04/01/20	9.125%	365,000	385,987
Monitronics International, Inc. (a)
04/01/20	9.125%	98,000	103,390
Service Corp., International Senior Unsecured (a)
01/15/22	5.375%	60,000	60,600
ServiceMaster Co. (The)
02/15/20	8.000%	775,000	775,000
ServiceMaster Co.
08/15/20	7.000%	200,000	191,500
Total			3,821,561
Consumer Products 0.1%
FGI Operating Co. LLC/Finance, Inc. Secured
05/01/20	7.875%	450,000	480,375
First Quality Finance Co., Inc. Senior Unsecured (a)
05/15/21	4.625%	175,000	164,938
Libbey Glass, Inc. Senior Secured
05/15/20	6.875%	507,000	541,222
Party City Holdings, Inc.
08/01/20	8.875%	400,000	444,000
Serta Simmons Holdings LLC Senior Unsecured (a)
10/01/20	8.125%	701,000	755,327
Spectrum Brands Escrow Corp. (a)
11/15/20	6.375%	92,000	97,980
11/15/22	6.625%	250,000	266,250
Spectrum Brands, Inc.
03/15/20	6.750%	504,000	540,540
Springs Window Fashions LLC Senior Secured (a)
06/01/21	6.250%	407,000	409,035

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Consumer Products (continued)
Tempur Sealy International, Inc.
12/15/20	6.875%	$46,000	$49,680
Visant Corp.
10/01/17	10.000%	350,000	327,250
Total			4,076,597
Diversified Manufacturing 0.3%
ABB Finance U.S.A., Inc.
05/08/22	2.875%	630,000	604,995
Amsted Industries, Inc. Senior Notes (a)
03/15/18	8.125%	29,000	30,522
Apex Tool Group LLC (a)
02/01/21	7.000%	200,000	199,000
Dynacast International LLC/Finance, Inc. Secured
07/15/19	9.250%	500,000	550,000
Gardner Denver, Inc. Senior Unsecured (a)
08/15/21	6.875%	372,000	372,930
General Electric Co.
Senior Unsecured
10/09/22	2.700%	6,390,000	6,073,676
10/09/42	4.125%	2,329,000	2,131,592
Hamilton Sundstrand Corp. Senior Unsecured (a)
12/15/20	7.750%	596,000	628,780
Hutchison Whampoa International Ltd. (b)
12/31/49	6.000%	100,000	106,250
Mcron Finance Sub LLC/Corp. Senior Secured (a)
05/15/19	8.375%	325,000	360,750
Metalloinvest Finance Ltd. (a)
04/17/20	5.625%	1,500,000	1,460,625
Voto-Votorantim Overseas Trading Operations V Ltd.
09/25/19	6.625%	200,000	222,500
Total			12,741,620
Electric 2.1%
Alabama Power Co.
Senior Unsecured
03/15/41	5.500%	3,207,000	3,539,931
01/15/42	4.100%	1,209,000	1,087,358
American Electric Power Co., Inc. Senior Unsecured
12/15/22	2.950%	750,000	701,050
American Transmission Systems, Inc. Senior Unsecured (a)
01/15/22	5.250%	2,200,000	2,327,739

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Appalachian Power Co. Senior Unsecured
01/15/20	7.950%	$1,000,000	$1,249,783
CMS Energy Corp. Senior Unsecured
02/15/18	5.050%	4,178,000	4,649,232
Calpine Corp. (a)
Senior Secured
02/15/21	7.500%	81,000	88,290
01/15/22	6.000%	104,000	106,860
Commonwealth Edison Co. 1st Mortgage
03/15/36	5.900%	1,200,000	1,395,253
Consolidated Edison Co. of New York, Inc.
Senior Unsecured
04/01/18	5.850%	3,000,000	3,510,474
04/01/38	6.750%	1,384,000	1,758,912
DPL, Inc. Senior Unsecured
10/15/21	7.250%	4,110,000	4,192,200
Dominion Resources, Inc. Senior Unsecured
01/15/19	8.875%	800,000	1,035,453
Duke Energy Carolinas LLC 1st Refunding Mortgage
09/30/42	4.000%	2,508,000	2,264,471
Duke Energy Ohio, Inc. 1st Mortgage
09/01/23	3.800%	465,000	472,533
Dynegy, Inc. (a)
06/01/23	5.875%	300,000	282,000
Enel Finance International NV (a)
10/07/14	3.875%	630,000	645,330
Energy Future Intermediate Holding Co. LLC /Finance, Inc. Senior Secured (a)
08/15/17	6.875%	125,000	128,125
Energy Future Intermediate Holding Co. LLC/Finance, Inc. Senior Secured
12/01/20	10.000%	300,000	318,750
Entergy Mississippi, Inc.
07/01/23	3.100%	2,000,000	1,882,180
Exelon Generation Co. LLC Senior Unsecured
10/01/41	5.750%	2,000,000	1,924,186
FirstEnergy Corp.
Senior Unsecured
03/15/18	2.750%	3,825,000	3,769,006
03/15/23	4.250%	3,340,000	3,110,639
11/15/31	7.375%	4,000,000	4,230,992

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
FirstEnergy Solutions Corp.
08/15/21	6.050%	$250,000	$267,554
GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%	62,000	71,455
Georgia Power Co. Senior Unsecured
09/01/40	4.750%	436,000	418,000
Israel Electric Corp., Ltd. Senior Secured
01/15/19	7.250%	300,000	333,750
NRG Energy, Inc.
01/15/18	7.625%	575,000	655,500
03/15/23	6.625%	150,000	153,750
National Rural Utilities Cooperative Finance Corp.
11/01/18	10.375%	2,500,000	3,419,630
Nevada Power Co.
05/15/18	6.500%	2,486,000	2,961,209
08/01/18	6.500%	2,305,000	2,766,117
05/15/41	5.450%	3,020,000	3,273,844
NextEra Energy Capital Holdings, Inc.
06/15/23	3.625%	3,000,000	2,845,038
Niagara Mohawk Power Corp. Senior Unsecured (a)
08/15/19	4.881%	910,000	1,014,766
Oncor Electric Delivery Co. LLC Senior Secured
09/30/40	5.250%	5,697,000	5,785,531
PPL Capital Funding, Inc.
06/01/18	1.900%	2,470,000	2,437,707
06/15/22	4.200%	603,000	603,383
06/01/23	3.400%	5,255,000	4,940,131
PPL Energy Supply LLC Senior Unsecured
12/15/21	4.600%	2,000,000	1,942,322
PSEG Power LLC
11/15/18	2.450%	840,000	843,605
Pacific Gas & Electric Co.
Senior Unsecured
06/15/23	3.250%	2,991,000	2,851,033
01/15/40	5.400%	760,000	792,430
Southern California Edison Co. 1st Refunding Mortgage
09/01/40	4.500%	435,000	426,871
Tucson Electric Power Co. Senior Unsecured
03/15/23	3.850%	3,600,000	3,426,271
UIL Holdings Corp. Senior Unsecured
10/01/20	4.625%	300,000	307,645

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Virginia Electric and Power Co. Senior Unsecured
06/30/19	5.000%	$1,280,000	$1,459,949
Total			88,668,238
Entertainment 0.2%
AMC Entertainment, Inc.
06/01/19	8.750%	178,000	190,460
12/01/20	9.750%	23,000	26,278
Activision Blizzard, Inc. (a)
09/15/21	5.625%	370,000	384,337
09/15/23	6.125%	147,000	153,983
Carnival Corp.
10/15/20	3.950%	795,000	799,408
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. (a)
03/15/21	5.250%	452,000	442,960
Cinemark USA, Inc.
12/15/22	5.125%	82,000	79,028
Six Flags Entertainment Corp. (a)
01/15/21	5.250%	400,000	392,000
Time Warner, Inc.
03/29/41	6.250%	2,280,000	2,502,195
Viacom, Inc.
Senior Unsecured
04/01/17	3.500%	1,500,000	1,587,534
09/01/23	4.250%	500,000	505,013
Total			7,063,196
Environmental —%
ADS Waste Holdings, Inc. (a)
10/01/20	8.250%	125,000	132,188
Food and Beverage 0.9%
ARAMARK Corp. (a)
03/15/20	5.750%	831,000	866,317
B&G Foods, Inc.
06/01/21	4.625%	200,000	191,000
BRF - Brasil Foods SA Senior Unsecured (a)
05/22/23	3.950%	200,000	177,500
Campbell Soup Co.
Senior Unsecured
08/02/22	2.500%	1,651,000	1,481,213
08/02/42	3.800%	2,154,000	1,709,279
Coca-Cola Co. (The) Senior Unsecured
09/01/21	3.300%	3,557,000	3,622,502
Coca-Cola Femsa SAB de CV
11/26/18	2.375%	1,000,000	1,000,823
ConAgra Foods, Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)
Senior Unsecured
01/25/18	1.900%	$3,997,000	$3,975,268
01/25/23	3.200%	1,000,000	934,769
10/01/28	7.000%	2,020,000	2,429,565
08/15/39	6.625%	1,000,000	1,151,879
Constellation Brands, Inc. Senior Unsecured
05/01/23	4.250%	225,000	211,500
Corporacion Lindley SA Senior Unsecured (a)
04/12/23	4.625%	150,000	141,000
Del Monte Corp.
02/15/19	7.625%	825,000	858,000
Diageo Capital PLC
01/15/14	7.375%	1,000,000	1,008,244
Fomento Economico Mexicano SAB de CV Senior Unsecured
05/10/43	4.375%	200,000	167,143
Grupo Bimbo SAB de CV (a)
01/25/22	4.500%	140,000	141,411
HJ Heinz Co. Secured (a)
10/15/20	4.250%	775,000	745,938
Heineken NV Senior Unsecured (a)
10/01/42	4.000%	690,000	584,080
JBS Investments GmbH (a)
10/28/20	7.750%	200,000	201,000
Kraft Foods Group, Inc. Senior Unsecured
06/04/15	1.625%	1,000,000	1,014,554
Michael Foods Group, Inc.
07/15/18	9.750%	300,000	327,000
Michael Foods Holding, Inc. Senior Unsecured (a)
07/18/18	8.500%	675,000	712,969
Mondelez International, Inc. Senior Unsecured
02/01/18	6.125%	5,000,000	5,865,310
Pinnacle Foods Finance LLC/Corp. (a)
05/01/21	4.875%	637,000	608,335
Shearer’s Foods, Inc. LLC Senior Secured (a)
11/01/19	9.000%	225,000	241,313
Smithfield Foods, Inc.
Senior Unsecured
07/01/17	7.750%	425,000	495,125
08/15/22	6.625%	50,000	52,813
Sun Merger Sub, Inc. (a)
Senior Unsecured
08/01/18	5.250%	50,000	52,250

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)

08/01/21	5.875%	$225,000	$232,875
Tyson Foods, Inc.
06/15/22	4.500%	2,000,000	2,035,926
US Foods, Inc.
06/30/19	8.500%	1,025,000	1,094,187
Virgolino de Oliveira Finance Ltd. (a)
02/09/22	11.750%	3,000,000	2,370,000
Wm. Wrigley Jr., Co. Senior Unsecured (a)
10/21/16	1.400%	980,000	986,023
Total			37,687,111
Foreign Agencies 0.2%
Brazil Minas SPE via State of Minas Gerais (a)
02/15/28	5.333%	1,200,000	1,121,433
CNOOC Finance Ltd.
05/09/23	3.000%	4,200,000	3,828,951
Dubai Electricity & Water Authority Senior Unsecured (a)
10/21/20	7.375%	350,000	409,500
Hrvatska Elektroprivreda Senior Unsecured (a)
11/09/17	6.000%	2,500,000	2,525,298
KazAgro National Management Holding JSC Senior Unsecured (a)
05/24/23	4.625%	200,000	181,154
Petroleos Mexicanos U.S. Government Guaranteed
12/20/22	1.700%	973,750	965,551
Total			9,031,887
Gaming 0.1%
Affinity Gaming LLC/Finance Corp.
05/15/18	9.000%	450,000	486,000
Boyd Gaming Corp.
07/01/20	9.000%	22,000	23,925
Caesars Entertainment Operating Co., Inc. Senior Secured
02/15/20	8.500%	30,000	28,875
02/15/20	9.000%	155,000	150,738
Chester Downs & Marina LLC/Finance Corp. Senior Secured (a)
02/01/20	9.250%	275,000	275,000
GLP Capital LP/Financing II Inc. (a)
11/01/20	4.875%	225,000	224,438
11/01/23	5.375%	125,000	122,188
MGM Resorts International
03/01/18	11.375%	151,000	192,903
02/01/19	8.625%	775,000	912,562
10/01/20	6.750%	31,000	33,325

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gaming (continued)
Mohegan Tribal Gaming Authority Senior Unsecured (a)
09/01/21	9.750%	$400,000	$428,000
PNK Finance Corp. (a)
08/01/21	6.375%	580,000	598,850
Penn National Gaming, Inc. Senior Unsecured (a)
11/01/21	5.875%	313,000	312,217
Pinnacle Entertainment, Inc.
04/15/21	7.500%	125,000	135,625
04/01/22	7.750%	180,000	196,200
Rivers Pittsburgh Borrower LP/Finance Corp. Senior Secured (a)
06/15/19	9.500%	302,000	329,557
Seminole Tribe of Florida, Inc. Senior Secured (a)
10/01/20	6.535%	165,000	179,850
Seneca Gaming Corp. (a)
12/01/18	8.250%	130,000	139,831
Station Casinos LLC
03/01/21	7.500%	400,000	427,000
Studio City Finance Ltd. (a)
12/01/20	8.500%	80,000	88,400
Tunica-Biloxi Gaming Authority Senior Unsecured (a)
11/15/15	9.000%	99,000	89,471
Total			5,374,955
Gas Distributors 0.1%
National Fuel Gas Co. Senior Unsecured
03/01/23	3.750%	730,000	695,805
Sempra Energy Senior Unsecured
06/01/16	6.500%	1,275,000	1,444,025
02/15/19	9.800%	1,000,000	1,341,060
Suburban Propane Partners LP/Energy Finance Corp. Senior Unsecured
08/01/21	7.375%	386,000	417,363
Total			3,898,253
Gas Pipelines 1.8%
Access Midstream Partners LP/Finance Corp.
04/15/21	5.875%	54,000	57,780
07/15/22	6.125%	325,000	348,562
05/15/23	4.875%	366,000	358,680
Crestwood Midstream Partners LP/Corp. (a)
03/01/22	6.125%	154,000	157,465
Crestwood Midstream Partners LP/Finance Corp. (a)
12/15/20	6.000%	125,000	127,969

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Pipelines (continued)
DCP Midstream LLC (a)(b)
05/21/43	5.850%	$3,365,000	$3,125,244
El Paso LLC Senior Secured
09/15/20	6.500%	825,000	889,679
El Paso Pipeline Partners Operating Co. LLC
10/01/21	5.000%	3,040,000	3,218,433
Energy Transfer Equity LP Senior Secured
10/15/20	7.500%	425,000	484,500
Energy Transfer Equity LP (d) Senior Secured
01/15/24	5.875%	50,000	49,875
Energy Transfer Partners LP Senior Unsecured
02/01/24	4.900%	4,950,000	5,086,749
Enterprise Products Operating LLC
03/15/23	3.350%	2,115,000	2,010,642
02/01/41	5.950%	1,913,000	2,072,757
02/15/42	5.700%	980,000	1,027,787
Florida Gas Transmission Co. LLC Senior Unsecured (a)
07/15/22	3.875%	2,250,000	2,215,848
Hiland Partners LP/Finance Corp. (a)
10/01/20	7.250%	393,000	418,545
Holly Energy Partners LP/Finance Corp.
03/01/20	6.500%	325,000	340,437
Kinder Morgan Energy Partners LP Senior Unsecured
09/01/22	3.950%	7,750,000	7,653,218
01/15/38	6.950%	1,085,000	1,270,685
09/01/39	6.500%	1,377,000	1,536,242
Kinder Morgan, Inc. Senior Secured (a)
11/15/23	5.625%	50,000	49,190
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	317,000	338,398
02/15/23	5.500%	164,000	167,280
07/15/23	4.500%	46,000	43,585
NiSource Finance Corp.
02/15/23	3.850%	1,750,000	1,690,496
12/15/40	6.250%	1,795,000	1,940,144
Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	59,000	63,130
04/15/23	5.500%	196,000	192,570
Regency Energy Partners LP/Finance Corp. (a)
11/01/23	4.500%	434,000	397,110
Ruby Pipeline LLC Senior Unsecured (a)
04/01/22	6.000%	4,000,000	4,250,280
Sabine Pass Liquefaction LLC (a) Senior Secured
02/01/21	5.625%	700,000	691,250

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Pipelines (continued)
03/15/22	6.250%	$114,000	$114,000
Southern Natural Gas Co. LLC/Issuing Corp. Senior Unsecured
06/15/21	4.400%	2,350,000	2,432,828
Southern Natural Gas Co. LLC Senior Unsecured
02/15/31	7.350%	2,910,000	3,517,337
03/01/32	8.000%	1,375,000	1,765,266
Spectra Energy Capital LLC
02/15/32	6.750%	1,740,000	1,844,889
Tennessee Gas Pipeline Co. LLC Senior Unsecured
06/15/32	8.375%	5,465,000	7,190,617
04/01/37	7.625%	550,000	710,111
Tesoro Logistics LP/ Finance Corp.
10/15/21	6.125%	300,000	309,750
Texas Eastern Transmission LP Senior Unsecured (a)
10/15/22	2.800%	3,350,000	3,044,081
TransCanada PipeLines Ltd. (b)
05/15/67	6.350%	7,413,000	7,699,438
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
08/01/42	4.450%	2,230,000	1,993,656
Transportadora de Gas Internacional SA ESP Senior Unsecured
03/20/22	5.700%	200,000	205,500
Williams Companies, Inc. (The) Senior Unsecured
01/15/31	7.500%	850,000	937,661
Williams Partners LP Senior Unsecured
11/15/20	4.125%	1,000,000	1,028,225
04/15/40	6.300%	1,460,000	1,565,694
Total			76,633,583
Health Care 0.8%
Biomet, Inc.
08/01/20	6.500%	216,000	228,960
10/01/20	6.500%	798,000	829,920
CHS/Community Health Systems, Inc.
11/15/19	8.000%	121,000	131,588
Senior Secured
08/15/18	5.125%	128,000	133,120
ConvaTec Finance International SA Senior Unsecured PIK (a)
01/15/19	8.250%	110,000	112,888
ConvaTec Healthcare E SA Senior Unsecured (a)
12/15/18	10.500%	148,000	166,500
DJO Finance LLC/Corp.
04/15/18	7.750%	600,000	609,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	$477,000	$486,540
Emdeon, Inc.
12/31/19	11.000%	538,000	621,390
Envision Healthcare Corp.
06/01/19	8.125%	625,000	677,344
Express Scripts Holding Co.
02/15/22	3.900%	2,410,000	2,423,204
Fresenius Medical Care U.S. Finance II, Inc. (a)
07/31/19	5.625%	87,000	93,960
Fresenius Medical Care U.S. Finance, Inc. (a)
09/15/18	6.500%	115,000	130,094
HCA Holdings, Inc. Senior Unsecured
05/15/21	7.750%	650,000	710,937
HCA, Inc.
02/15/22	7.500%	673,000	748,712
05/01/23	5.875%	53,000	52,603
Senior Secured
02/15/20	6.500%	148,000	163,355
02/15/20	7.875%	224,000	241,640
09/15/20	7.250%	3,712,000	4,055,360
03/15/22	5.875%	1,000,000	1,037,500
Healthcare Technology Intermediate, Inc. Senior Unsecured PIK (a)
09/01/18	7.375%	500,000	515,000
Hologic, Inc.
08/01/20	6.250%	250,000	263,750
IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	550,000	581,625
IMS Health, Inc. Senior Unsecured (a)
11/01/20	6.000%	126,000	132,615
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured
11/01/18	10.500%	64,000	73,440
Laboratory Corp. of America Holdings Senior Unsecured
08/23/22	3.750%	1,000,000	966,606
LifePoint Hospitals, Inc. (a)(d)
12/01/21	5.500%	314,000	315,177
Long Island College Hospital Secured
11/01/42	4.800%	4,400,000	3,769,948
MPH Intermediate Holding Co. 2 Senior Unsecured PIK (a)
08/01/18	8.375%	592,000	612,720
McKesson Corp. Senior Unsecured
12/15/22	2.700%	3,960,000	3,603,754

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Multiplan, Inc. (a)
09/01/18	9.875%	$637,000	$706,274
Physio-Control International, Inc. Senior Secured (a)
01/15/19	9.875%	87,000	97,440
Radnet Management, Inc.
04/01/18	10.375%	101,000	105,040
STHI Holding Corp. Secured (a)
03/15/18	8.000%	203,000	218,733
St. Barnabas Corp. Secured
07/01/28	4.000%	4,000,000	3,489,289
Stryker Corp. Senior Unsecured
04/01/18	1.300%	800,000	789,102
Tenet Healthcare Corp. Senior Secured
06/01/20	4.750%	4,000	3,940
04/01/21	4.500%	765,000	730,575
Senior Unsecured
04/01/22	8.125%	374,000	405,790
Tenet Healthcare Corp. (a) Senior Secured
10/01/20	6.000%	77,000	80,369
Truven Health Analytics, Inc.
06/01/20	10.625%	300,000	339,375
United Surgical Partners International, Inc.
04/01/20	9.000%	375,000	420,000
Universal Hospital Services, Inc. Secured
08/15/20	7.625%	375,000	393,750
VWR Funding, Inc.
09/15/17	7.250%	625,000	668,750
Total			32,937,677
Healthcare Insurance 0.1%
Aetna, Inc. Senior Unsecured
11/15/22	2.750%	1,150,000	1,066,507
UnitedHealth Group, Inc. Senior Unsecured
11/15/17	6.000%	2,383,000	2,726,702
Total			3,793,209
Home Construction —%
Brookfield Residential Properties, Inc. /U.S. Corp. (a)
07/01/22	6.125%	50,000	49,750
Meritage Homes Corp.
03/01/18	4.500%	86,000	85,033
04/01/22	7.000%	50,000	52,875

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Home Construction (continued)
Meritage Homes Corp. (a)
04/15/20	7.150%	$33,000	$35,640
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	70,000	77,350
Standard Pacific Corp.
12/15/21	6.250%	72,000	73,800
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/20	7.750%	129,000	141,255
Woodside Homes Co. LLC / Finance, Inc. Senior Unsecured (a)
12/15/21	6.750%	58,000	57,130
Total			572,833
Independent Energy 1.0%
Afren PLC Senior Secured
04/08/19	10.250%	200,000	232,500
Afren PLC (a)(d) Senior Secured
12/09/20	6.625%	200,000	199,294
Alliance Oil Co., Ltd. (a)
05/04/20	7.000%	200,000	195,196
Anadarko Petroleum Corp.
Senior Unsecured
09/15/17	6.375%	1,255,000	1,466,289
03/15/40	6.200%	760,000	860,799
Antero Resources Finance Corp.
08/01/19	7.250%	37,000	39,683
12/01/20	6.000%	400,000	419,000
Antero Resources Finance Corp. (a)
11/01/21	5.375%	154,000	155,540
Approach Resources, Inc.
06/15/21	7.000%	375,000	390,000
Athlon Holdings LP/Finance Corp. (a)
04/15/21	7.375%	476,000	498,610
Aurora U.S.A. Oil & Gas, Inc. (a)
04/01/20	7.500%	190,000	195,700
BreitBurn Energy Partners LP/Finance Corp.
04/15/22	7.875%	300,000	306,750
Canadian Natural Resources Ltd. Senior Unsecured
12/01/14	4.900%	2,000,000	2,082,246
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	125,000	135,781
09/15/20	7.500%	375,000	410,625
Chaparral Energy, Inc.
10/01/20	9.875%	325,000	370,500
11/15/22	7.625%	150,000	162,375
Chesapeake Energy Corp.
08/15/20	6.625%	175,000	195,563
11/15/20	6.875%	125,000	140,469
02/15/21	6.125%	430,000	462,250

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
03/15/23	5.750%	$430,000	$445,050
Comstock Resources, Inc.
06/15/20	9.500%	112,000	124,880
Concho Resources, Inc.
01/15/21	7.000%	444,000	487,845
Conoco Funding Co.
10/15/31	7.250%	2,000,000	2,622,676
Continental Resources, Inc.
04/01/21	7.125%	301,000	336,367
04/15/23	4.500%	4,103,000	4,061,970
Devon Energy Corp.
Senior Unsecured
01/15/19	6.300%	1,100,000	1,288,657
05/15/42	4.750%	1,175,000	1,083,471
EP Energy Holdings LLC/Bond Co., Inc. Senior Unsecured PIK (a)
12/15/17	8.875%	130,361	136,227
EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	108,000	123,930
EnCana Corp. Senior Unsecured
11/15/21	3.900%	1,095,000	1,098,632
Energy XXI Gulf Coast, Inc.
12/15/17	9.250%	175,000	195,125
Energy XXI Gulf Coast, Inc. (a)
12/15/21	7.500%	300,000	313,500
Forest Oil Corp.
06/15/19	7.250%	250,000	248,125
Hess Corp.
Senior Unsecured
02/15/19	8.125%	760,000	954,339
10/01/29	7.875%	970,000	1,224,107
08/15/31	7.300%	591,000	714,687
02/15/41	5.600%	2,000,000	2,085,695
Kodiak Oil & Gas Corp.
12/01/19	8.125%	11,000	12,183
Kodiak Oil & Gas Corp. (a)
01/15/21	5.500%	184,000	184,000
02/01/22	5.500%	232,000	232,000
Laredo Petroleum, Inc.
02/15/19	9.500%	143,000	159,445
05/01/22	7.375%	209,000	226,242
Linn Energy LLC/Finance Corp.
02/01/21	7.750%	225,000	233,437
Linn Energy LLC/Finance Corp. (a)
11/01/19	7.000%	350,000	348,250
MEG Energy Corp. (a)
03/31/24	7.000%	65,000	66,300
Newfield Exploration Co. Senior Unsecured
07/01/24	5.625%	2,550,000	2,543,625
Nexen Energy ULC

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
05/15/37	6.400%	$1,845,000	$2,112,272
07/30/39	7.500%	1,980,000	2,523,391
Northern Oil and Gas, Inc.
06/01/20	8.000%	325,000	340,437
Oasis Petroleum, Inc.
11/01/21	6.500%	888,000	959,040
01/15/23	6.875%	148,000	159,100
PTTEP Canada International Finance Ltd (a)
06/12/42	6.350%	300,000	310,403
Plains Exploration & Production Co.
02/15/23	6.875%	197,000	218,177
Range Resources Corp.
05/15/19	8.000%	246,000	261,990
Ras Laffan Liquefied Natural Gas Co., Ltd. II Senior Secured (a)
09/30/20	5.298%	1,164,728	1,254,994
SM Energy Co. Senior Unsecured
11/15/21	6.500%	115,000	123,050
SandRidge Energy, Inc.
03/15/21	7.500%	200,000	209,500
10/15/22	8.125%	300,000	316,125
W&T Offshore, Inc.
06/15/19	8.500%	275,000	295,625
Whiting Petroleum Corp.
10/01/18	6.500%	13,000	13,813
Whiting Petroleum Corp. (a)
03/15/21	5.750%	134,000	138,355
Woodside Finance Ltd. (a)
05/10/21	4.600%	3,448,000	3,645,481
Total			43,351,688
Integrated Energy 0.6%
BP Capital Markets PLC
03/11/21	4.742%	3,500,000	3,837,687
11/01/21	3.561%	2,000,000	2,026,158
Chevron Corp.
06/24/18	1.718%	695,000	696,214
Senior Unsecured
06/24/20	2.427%	5,990,000	5,936,198
06/24/23	3.191%	700,000	681,946
Husky Energy, Inc. Senior Unsecured
04/15/22	3.950%	3,000,000	3,027,396
Lone Pine Resources Canada Ltd. (e)
02/15/17	10.375%	200,000	116,000
Lukoil International Finance BV (a)
04/24/18	3.416%	200,000	201,149
04/24/23	4.563%	200,000	186,090
Pacific Rubiales Energy Corp. (a)
01/26/19	5.375%	300,000	299,797
12/12/21	7.250%	200,000	210,500
Shell International Finance BV

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Integrated Energy (continued)
08/21/22	2.375%	$5,405,000	$5,005,225
03/25/40	5.500%	1,443,000	1,610,988
Total			23,835,348
Life Insurance 1.7%
AXA SA Subordinated Notes
12/15/30	8.600%	1,000,000	1,227,634
Aflac, Inc. Senior Unsecured
06/15/23	3.625%	10,000,000	9,750,920
American International Group, Inc.
Senior Unsecured
08/15/20	3.375%	1,000,000	1,016,078
12/15/20	6.400%	3,000,000	3,574,920
02/15/24	4.125%	1,600,000	1,616,483
Hartford Financial Services Group, Inc. Senior Unsecured
04/15/22	5.125%	2,600,000	2,870,046
ING Capital Funding Trust III (b)
12/31/49	3.848%	985,000	980,075
ING US, Inc.
07/15/22	5.500%	1,685,000	1,843,038
ING US, Inc. (b)
05/15/53	5.650%	2,330,000	2,271,051
Lincoln National Corp.
Senior Unsecured
06/24/21	4.850%	2,000,000	2,170,208
06/15/40	7.000%	2,610,000	3,312,260
Massachusetts Mutual Life Insurance Co. Subordinated Notes (a)
06/01/39	8.875%	5,500,000	7,917,740
MetLife Capital Trust X (a)
04/08/38	9.250%	3,675,000	4,704,000
MetLife, Inc. Senior Unsecured
08/15/18	6.817%	3,000,000	3,636,093
Metropolitan Life Global Funding I (a)
Secured
06/29/15	1.700%	2,000,000	2,032,154
Senior Secured
04/11/22	3.875%	4,000,000	4,069,668
Northwestern Mutual Life Insurance Co. (The) Subordinated Notes (a)
03/30/40	6.063%	2,800,000	3,204,908
Principal Financial Group, Inc.
09/15/22	3.300%	1,510,000	1,463,812
05/15/23	3.125%	667,000	631,998
Prudential Financial, Inc.
Senior Unsecured
09/17/15	4.750%	3,000,000	3,210,339
12/01/17	6.000%	217,000	251,976
Prudential Financial, Inc. (b)
06/15/38	8.875%	2,654,000	3,217,975

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Life Insurance (continued)
09/15/42	5.875%	$2,025,000	$2,045,250
03/15/44	5.200%	1,715,000	1,642,113
Total			68,660,739
Lodging 0.1%
Hilton Worldwide Finance/Corp. (a)
10/15/21	5.625%	230,000	235,175
Hyatt Hotels Corp. Senior Unsecured
07/15/23	3.375%	1,350,000	1,253,348
Playa Resorts Holding BV Senior Unsecured (a)
08/15/20	8.000%	59,000	62,427
Wyndham Worldwide Corp. Senior Unsecured
03/01/22	4.250%	4,155,000	4,086,442
Total			5,637,392
Media Cable 0.6%
CCO Holdings LLC/Capital Corp.
01/15/19	7.000%	5,000,000	5,281,250
01/31/22	6.625%	107,000	111,280
CCO Holdings LLC/Capital Corp. (a)
03/15/21	5.250%	61,000	58,865
09/01/23	5.750%	1,175,000	1,113,312
COX Communications, Inc. Senior Unsecured (a)
12/15/22	3.250%	500,000	457,843
CSC Holdings LLC
Senior Unsecured
02/15/18	7.875%	33,000	38,033
02/15/19	8.625%	44,000	51,920
CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	64,000	69,120
Cablevision Systems Corp.
Senior Unsecured
04/15/20	8.000%	90,000	100,350
09/15/22	5.875%	2,000	1,935
Cequel Communications Holdings I LLC/Capital Corp. (a)
Senior Unsecured
09/15/20	6.375%	435,000	449,138
12/15/21	5.125%	150,000	142,500
Cogeco Cable, Inc. (a)
05/01/20	4.875%	38,000	36,955
Comcast Corp.
01/15/17	6.500%	1,700,000	1,963,954
07/15/22	3.125%	3,780,000	3,650,418
DIRECTV Holdings LLC/Financing Co., Inc.
03/15/17	2.400%	3,440,000	3,517,878
03/01/21	5.000%	1,171,000	1,222,142
03/01/41	6.375%	1,500,000	1,521,829
DISH DBS Corp.
05/01/20	5.125%	750,000	755,625

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Cable (continued)
06/01/21	6.750%	$353,000	$380,358
07/15/22	5.875%	50,000	50,625
NBCUniversal Enterprise, Inc. (a)
04/15/19	1.974%	2,175,000	2,142,397
Quebecor Media, Inc. Senior Unsecured
01/15/23	5.750%	117,000	113,490
Time Warner Cable, Inc.
09/01/41	5.500%	1,410,000	1,143,437
Videotron Ltd.
07/15/22	5.000%	107,000	104,860
Virgin Media Finance PLC (a)
04/15/23	6.375%	300,000	309,750
WaveDivision Escrow LLC/Corp. Senior Unsecured (a)
09/01/20	8.125%	7,000	7,315
Total			24,796,579
Media Non-Cable 1.2%
21st Century Fox America, Inc.
08/15/20	5.650%	1,760,000	1,995,205
03/15/33	6.550%	1,000,000	1,132,472
12/15/35	6.400%	855,000	959,371
01/09/38	6.750%	2,500,000	2,819,415
AMC Networks, Inc.
07/15/21	7.750%	202,000	227,250
12/15/22	4.750%	275,000	262,625
Clear Channel Communications, Inc. Senior Secured
03/01/21	9.000%	1,107,000	1,118,070
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	286,000	301,730
11/15/22	6.500%	894,000	925,290
Crown Media Holdings, Inc.
07/15/19	10.500%	600,000	678,750
Cumulus Media Holdings, Inc.
05/01/19	7.750%	400,000	421,000
Entercom Radio LLC
12/01/19	10.500%	300,000	341,250
Expo Event Transco, Inc. Senior Unsecured (a)
06/15/21	9.000%	375,000	379,687
Gannett Co, Inc. (a)
10/15/23	6.375%	275,000	286,688
Gannett Co., Inc. (a)
10/15/19	5.125%	100,000	102,875
Gray Television, Inc. (a)
10/01/20	7.500%	125,000	131,563
Grupo Televisa SAB
Senior Unsecured
03/18/25	6.625%	200,000	229,982

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Non-Cable (continued)
01/15/40	6.625%	$200,000	$216,032
Hughes Satellite Systems Corp.
06/15/21	7.625%	42,000	46,305
Senior Secured
06/15/19	6.500%	111,000	119,048
IAC/InterActiveCorp
12/15/22	4.750%	675,000	626,062
IAC/InterActiveCorp (a)
Senior Unsecured
11/30/18	4.875%	100,000	102,000
Intelsat Jackson Holdings SA
10/15/20	7.250%	288,000	314,640
12/15/22	6.625%	625,000	635,937
Intelsat Luxembourg SA (a)
06/01/21	7.750%	466,000	486,970
06/01/23	8.125%	520,000	546,000
Interpublic Group of Companies, Inc. (The)
Senior Unsecured
11/15/17	2.250%	1,500,000	1,489,477
03/15/22	4.000%	1,605,000	1,553,085
02/15/23	3.750%	2,000,000	1,884,930
Lamar Media Corp.
05/01/23	5.000%	300,000	286,500
MDC Partners, Inc. (a)
04/01/20	6.750%	194,000	201,760
NBCUniversal Media LLC
04/30/20	5.150%	2,280,000	2,576,316
01/15/23	2.875%	720,000	673,272
National CineMedia LLC Senior Secured
04/15/22	6.000%	94,000	97,290
Nielsen Finance Co. SARL (The) (a)
10/01/21	5.500%	164,000	168,920
Nielsen Finance LLC/Co.
10/15/18	7.750%	2,585,000	2,811,187
10/01/20	4.500%	4,218,000	4,102,005
Omnicom Group, Inc.
05/01/22	3.625%	3,000,000	2,920,071
Pearson Funding Five PLC (a)
05/08/23	3.250%	480,000	438,432
Pearson Funding Two PLC (a)
05/17/16	4.000%	1,200,000	1,273,536
Reed Elsevier Capital, Inc.
10/15/22	3.125%	3,280,000	3,062,605
SSI Investments II Ltd./Co-Issuer LLC
06/01/18	11.125%	650,000	706,875
Sirius XM Holdings, Inc. (a)
08/15/22	5.250%	425,000	430,312
Senior Unsecured
10/01/20	5.875%	100,000	102,750
05/15/23	4.625%	125,000	111,563

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Non-Cable (continued)
Southern Graphics, Inc. Senior Notes (a)
10/15/20	8.375%	$500,000	$513,750
TV Azteca SAB de CV
05/25/18	7.500%	200,000	203,567
Thomson Reuters Corp. Senior Unsecured
11/23/23	4.300%	1,855,000	1,859,315
Townsquare Radio LLC/Inc. (a)
04/01/19	9.000%	400,000	430,000
Univision Communications, Inc. (a)
05/15/21	8.500%	94,000	104,340
Senior Secured
09/15/22	6.750%	185,000	203,500
05/15/23	5.125%	44,000	44,000
WPP Finance 2010
09/07/42	5.125%	2,500,000	2,313,587
11/15/43	5.625%	2,000,000	1,955,436
Total			47,924,598
Metals 1.3%
ALROSA Finance SA
11/03/20	7.750%	200,000	221,750
Alcoa, Inc. Senior Unsecured
04/15/21	5.400%	2,250,000	2,303,215
Allegheny Technologies, Inc. Senior Unsecured
06/01/19	9.375%	1,470,000	1,816,286
Alpha Natural Resources, Inc.
04/15/18	9.750%	73,000	76,468
06/01/19	6.000%	8,000	7,020
06/01/21	6.250%	8,000	6,840
Anglo American Capital PLC (a)
04/03/17	2.625%	2,000,000	2,027,400
AngloGold Ashanti Holdings PLC
07/30/20	8.500%	2,230,000	2,373,112
04/15/40	6.500%	1,010,000	818,591
ArcelorMittal
Senior Unsecured
02/25/15	4.250%	3,280,000	3,370,200
08/05/15	4.250%	3,656,000	3,783,960
08/05/20	5.750%	5,000,000	5,275,000
10/15/39	7.500%	336,000	327,600
03/01/41	7.250%	1,155,000	1,097,250
Arch Coal, Inc.
06/15/19	9.875%	107,000	92,020
06/15/21	7.250%	8,000	6,040
Barrick Gold Corp.
Senior Unsecured
05/01/18	2.500%	375,000	378,008
04/01/19	6.950%	3,100,000	3,638,749
05/01/23	4.100%	2,630,000	2,371,076

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals (continued)
Barrick North America Finance LLC
05/30/21	4.400%	$1,000,000	$964,052
CONSOL Energy, Inc.
03/01/21	6.375%	8,000	8,300
Calcipar SA Senior Secured (a)
05/01/18	6.875%	115,000	122,475
Carpenter Technology Corp. Senior Unsecured
03/01/23	4.450%	2,000,000	1,942,168
Century Aluminum Co. Secured (a)
06/01/21	7.500%	225,000	218,813
Cia Minera Milpo SAA Senior Unsecured (a)
03/28/23	4.625%	2,000,000	1,808,966
FMG Resources August 2006 Proprietary Ltd. (a)
11/01/19	8.250%	159,000	177,683
FQM Akubra, Inc. (a)
06/01/20	8.750%	55,000	59,813
06/01/21	7.500%	120,000	125,100
Fresnillo PLC Senior Unsecured (a)
11/13/23	5.500%	200,000	196,500
Gerdau Trade, Inc. (a)
01/30/21	5.750%	1,500,000	1,530,000
Hyundai Steel Co. Senior Unsecured (a)
04/21/16	4.625%	1,000,000	1,057,391
JMC Steel Group, Inc. Senior Notes (a)
03/15/18	8.250%	98,000	97,510
Newcrest Finance Pty Ltd. (a)
10/01/22	4.200%	1,000,000	812,655
Newmont Mining Corp.
10/01/19	5.125%	300,000	316,770
Nucor Corp.
Senior Unsecured
09/15/22	4.125%	810,000	816,146
08/01/23	4.000%	5,305,000	5,220,857
OJSC Novolipetsk Steel via Steel Funding Ltd. Senior Unsecured
09/26/19	4.950%	200,000	197,250
Peabody Energy Corp.
11/15/21	6.250%	148,000	151,330
Polyus Gold International Ltd. (a)
04/29/20	5.625%	200,000	196,000
Reliance Steel & Aluminum Co.
04/15/23	4.500%	1,500,000	1,472,853

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals (continued)
Rio Tinto Finance USA Ltd.
07/15/18	6.500%	$1,580,000	$1,886,653
Rio Tinto Finance USA PLC
12/14/18	2.250%	450,000	452,404
08/21/22	2.875%	1,000,000	931,124
Samarco Mineracao SA Senior Unsecured (a)
11/01/22	4.125%	1,700,000	1,520,832
Vale Overseas Ltd.
01/11/22	4.375%	350,000	338,024
11/21/36	6.875%	100,000	102,364
Vedanta Resources PLC Senior Unsecured (a)
06/07/21	8.250%	2,000,000	2,020,000
Wise Metals Group LLC/Finance Corp. Senior Secured (a)(d)
12/15/18	8.750%	100,000	102,750
Total			54,837,368
Non-Captive Consumer 0.4%
Discover Financial Services
Senior Unsecured
04/27/22	5.200%	1,632,000	1,717,974
11/21/22	3.850%	2,993,000	2,876,204
HSBC Finance Capital Trust IX (b)
11/30/35	5.911%	2,100,000	2,178,750
HSBC Finance Corp. Subordinated Notes
01/15/21	6.676%	7,510,000	8,742,729
Provident Funding Associates LP/PFG Finance Corp. (a)
06/15/21	6.750%	172,000	174,580
Springleaf Finance Corp. (a)
Senior Unsecured
10/01/21	7.750%	62,000	66,340
10/01/23	8.250%	62,000	66,340
Total			15,822,917
Non-Captive Diversified 1.0%
Air Lease Corp.
03/01/20	4.750%	228,000	237,120
CIT Group, Inc.
Senior Unsecured
05/15/17	5.000%	2,000,000	2,135,000
03/15/18	5.250%	770,000	829,675
08/01/23	5.000%	250,000	245,000
CIT Group, Inc. (a)
Senior Unsecured
02/15/19	5.500%	377,000	406,217
GE Capital Trust I (b)
11/15/67	6.375%	3,721,000	4,018,680
General Electric Capital Corp.
Senior Unsecured
01/08/20	5.500%	5,000,000	5,764,939

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Non-Captive Diversified (continued)
01/07/21	4.625%	$980,000	$1,079,651
10/17/21	4.650%	1,700,000	1,861,449
09/07/22	3.150%	5,765,000	5,600,611
01/09/23	3.100%	6,000,000	5,736,972
01/14/38	5.875%	4,175,000	4,726,392
General Electric Capital Corp. (b)
Senior Unsecured
08/15/36	0.721%	2,930,000	2,465,569
Subordinated Notes
11/15/67	6.375%	5,035,000	5,462,975
International Lease Finance Corp.
Senior Unsecured
03/15/17	8.750%	250,000	294,063
04/15/18	3.875%	19,000	19,134
12/15/20	8.250%	321,000	381,188
04/15/21	4.625%	275,000	266,063
08/15/22	5.875%	575,000	592,250
Total			42,122,948
Oil Field Services 0.3%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	348,000	374,100
Basic Energy Services, Inc.
02/15/19	7.750%	275,000	286,688
CGG SA
05/15/17	7.750%	175,000	180,031
06/01/21	6.500%	375,000	385,312
Chesapeake Oilfield Operating LLC/Finance, Inc.
11/15/19	6.625%	400,000	418,000
Drill Rigs Holdings, Inc. Senior Secured (a)
10/01/17	6.500%	125,000	135,313
Green Field Energy Services, Inc. (a)(c)
Secured
11/15/16	13.000%	8,000	2,800
Green Field Energy Services, Inc. (a)(c)(e)
Secured
11/15/16	13.000%	327,000	114,450
Nabors Industries, Inc.
09/15/21	4.625%	3,250,000	3,273,904
Noble Holding International Ltd.
08/01/20	4.900%	1,400,000	1,488,008
Oil States International, Inc.
01/15/23	5.125%	98,000	110,005
PHI, Inc.
10/15/18	8.625%	400,000	430,000
Pacific Drilling SA Senior Secured (a)
06/01/20	5.375%	190,000	191,900
SESI LLC
05/01/19	6.375%	250,000	266,250
12/15/21	7.125%	150,000	166,500

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Oil Field Services (continued)
Weatherford International Ltd.
03/15/18	6.000%	$1,000,000	$1,138,702
03/15/38	7.000%	1,720,000	1,893,151
03/01/39	9.875%	940,000	1,306,453
Total			12,161,567
Other Financial Institutions —%
NASDAQ OMX Group, Inc. (The) Senior Unsecured
01/15/20	5.550%	600,000	650,279
Patriot Merger Corp. Senior Unsecured (a)
07/15/21	9.000%	54,000	56,430
Sasol Financing International PLC
11/14/22	4.500%	200,000	189,597
Total			896,306
Other Industry 0.6%
Belden, Inc. (a)
09/01/22	5.500%	275,000	270,188
CBRE Services, Inc.
03/15/23	5.000%	61,000	58,636
Cleaver-Brooks, Inc. Senior Secured (a)
12/15/19	8.750%	250,000	273,125
DH Services Luxembourg SARL (a)
12/15/20	7.750%	425,000	453,687
General Cable Corp. (a)
10/01/22	6.500%	225,000	222,750
Hillman Group, Inc. (The)
06/01/18	10.875%	500,000	541,250
Hutchison Whampoa International Ltd. (a)
01/13/17	3.500%	1,000,000	1,052,478
Igloo Holdings Corp. PIK Senior Unsecured (a)
12/15/17	8.250%	700,000	715,750
Interline Brands, Inc.
11/15/18	7.500%	201,000	212,558
Senior Unsecured
11/15/18	10.000%	575,000	628,187
Memorial Sloan-Kettering Cancer Center Senior Unsecured
07/01/52	4.125%	4,330,000	3,613,095
Mueller Water Products, Inc.
06/01/17	7.375%	525,000	540,094
NYU Hospitals Center Secured
07/01/42	4.428%	4,000,000	3,408,960
Odebrecht Offshore Drilling Finance Ltd. Senior Secured (a)
10/01/22	6.750%	3,000,000	3,067,500

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Other Industry (continued)

President and Fellows of Harvard College
Senior Notes
10/15/40	4.875%	$805,000	$843,247
President and Fellows of Harvard College (a)
01/15/39	6.500%	3,545,000	4,597,333
Rexel SA (a)
Senior Unsecured
12/15/19	6.125%	350,000	364,000
06/15/20	5.250%	250,000	256,250
Sutter Health
08/15/53	2.286%	2,300,000	2,337,982
Unifrax I LLC/Holding Co. (a)
02/15/19	7.500%	418,000	426,883
Valmont Industries, Inc.
04/20/20	6.625%	1,065,000	1,212,251
WESCO Distribution, Inc. (a)
12/15/21	5.375%	300,000	301,500
Total			25,397,704

Packaging 0.2%
Ardagh Packaging Finance PLC/MP Holdings U.S.A., Inc. Senior Unsecured (a)
11/15/20	7.000%	300,000	300,750
Ardagh Packaging Finance PLC (a)
10/15/20	9.125%	500,000	540,000
BOE Intermediate Holding Corp. Senior Unsecured PIK (a)
11/01/17	9.000%	1,729	1,781
BOE Merger Corp. Senior Unsecured PIK (a)
11/01/17	9.500%	325,000	344,500
Ball Corp.
11/15/23	4.000%	325,000	291,688
Berry Plastics Corp. Secured
05/15/18	9.500%	275,000	297,000
Beverage Packaging Holdings (Luxembourg) II SA (a)
12/15/16	5.625%	134,000	137,350
Crown Americas LLC/Capital Corp. IV
01/15/23	4.500%	325,000	301,437
Greif, Inc. Senior Unsecured
08/01/19	7.750%	275,000	312,125
Mustang Merger Corp. Senior Unsecured (a)
08/15/21	8.500%	175,000	183,750
Plastipak Holdings, Inc. Senior Unsecured (a)
10/01/21	6.500%	110,000	114,125
Reynolds Group Issuer, Inc./LLC
04/15/19	9.000%	103,000	110,210

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Packaging (continued)

08/15/19	9.875%	$140,000	$155,400
02/15/21	8.250%	2,375,000	2,499,687
Senior Secured
08/15/19	7.875%	152,000	168,720
Sealed Air Corp. (a)
09/15/21	8.375%	550,000	629,750
Sonoco Products Co. Senior Unsecured
11/01/40	5.750%	1,000,000	1,047,548
Total			7,435,821

Paper 0.3%

Clearwater Paper Corp.
02/01/23	4.500%	150,000	135,375
Fibria Overseas Finance Ltd.
03/03/21	6.750%	390,000	425,132
Graphic Packaging International, Inc.
04/15/21	4.750%	325,000	320,531
International Paper Co. Senior Unsecured
08/15/21	7.500%	3,000,000	3,704,985
Packaging Corp. of America Senior Unsecured
11/01/23	4.500%	1,070,000	1,081,614
Plum Creek Timberlands LP
03/15/23	3.250%	1,630,000	1,489,425
Weyerhaeuser Co.
Senior Unsecured
10/01/19	7.375%	1,000,000	1,231,726
03/15/32	7.375%	1,630,000	2,000,440
Total			10,389,228

Pharmaceuticals 0.3%

Capsugel SA Senior Unsecured PIK (a)
05/15/19	7.000%	39,000	39,653
Gilead Sciences, Inc. Senior Unsecured
04/01/21	4.500%	1,500,000	1,616,125
Hospira, Inc. Senior Unsecured
08/12/20	5.200%	1,350,000	1,409,450
Jaguar Holding Co. I Senior Unsecured PIK (a)
10/15/17	9.375%	475,000	501,719
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (a)
12/01/19	9.500%	355,000	398,488
Johnson & Johnson Senior Unsecured
05/15/41	4.850%	1,933,000	2,047,795

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Pharmaceuticals (continued)

Merck & Co., Inc.
Senior Unsecured
09/15/22	2.400%	$3,495,000	$3,226,259
09/15/42	3.600%	2,700,000	2,244,313
Roche Holdings, Inc. (a)
03/01/19	6.000%	1,243,000	1,480,520
Valeant Pharmaceuticals International, Inc. (a)(d)
12/01/21	5.625%	244,000	245,525
Valeant Pharmaceuticals International (a)
10/15/20	6.375%	260,000	274,300
Senior Unsecured
08/15/18	6.750%	109,000	120,036
07/15/21	7.500%	765,000	841,500
Total			14,445,683

Property & Casualty 0.7%

Alliant Holdings, Inc. Senior Unsecured (a)
12/15/20	7.875%	72,000	75,240
Berkshire Hathaway Finance Corp.
05/15/42	4.400%	3,850,000	3,549,492
CNA Financial Corp.
Senior Unsecured
11/15/19	7.350%	3,435,000	4,235,413
08/15/21	5.750%	925,000	1,047,583
Farmers Exchange Capital II Subordinated Notes (a)(b)
11/01/53	6.151%	3,700,000	3,742,654
Farmers Exchange Capital Subordinated Notes (a)
07/15/48	7.200%	1,615,000	1,840,835
HUB International Ltd. Senior Unsecured (a)
10/01/21	7.875%	252,000	260,505
Liberty Mutual Group, Inc. (a)
05/01/22	4.950%	4,280,000	4,461,853
06/15/23	4.250%	275,000	269,697
05/01/42	6.500%	2,520,000	2,816,433
Nationwide Mutual Insurance Co. (a)
Subordinated Notes
08/15/39	9.375%	1,700,000	2,391,237
Nationwide Mutual Insurance Co. (a)(b)
Subordinated Notes
12/15/24	5.810%	1,725,000	1,753,031
Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	2,585,000	3,220,403
Total			29,664,376

Railroads 0.3%

BNSF Funding Trust I (b)
12/15/55	6.613%	3,777,000	4,140,536
Burlington Northern Santa Fe LLC

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Railroads (continued)

Senior Unsecured
09/15/21	3.450%	$295,000	$293,974
09/01/22	3.050%	475,000	450,554
CSX Corp. Senior Unsecured
05/30/42	4.750%	1,735,000	1,648,766
Kansas City Southern de Mexico SA de CV Senior Unsecured
05/15/23	3.000%	1,000,000	929,345
Norfolk Southern Corp. Senior Unsecured
04/01/22	3.000%	2,000,000	1,915,548
Union Pacific Corp. Senior Unsecured
08/15/18	5.700%	1,486,000	1,719,914
Total			11,098,637

Refining 0.1%

Marathon Petroleum Corp. Senior Unsecured
03/01/41	6.500%	1,170,000	1,321,675
Valero Energy Corp.
03/15/19	9.375%	2,000,000	2,602,578
Total			3,924,253

REITs 2.3%

Alexandria Real Estate Equities, Inc.
04/01/22	4.600%	1,198,000	1,214,862
06/15/23	3.900%	1,300,000	1,231,278
AvalonBay Communities, Inc.
Senior Unsecured
03/15/17	5.700%	500,000	562,049
03/15/20	6.100%	1,865,000	2,165,707
Boston Properties LP
Senior Unsecured
11/15/20	5.625%	4,590,000	5,213,809
05/15/21	4.125%	3,765,000	3,895,322
02/01/23	3.850%	1,000,000	989,239
02/01/24	3.800%	1,355,000	1,322,418
Colonial Realty LP Senior Unsecured
10/01/15	5.500%	4,650,000	5,025,780
CyrusOne LP/Finance Corp.
11/15/22	6.375%	157,000	160,925
Duke Realty LP
02/15/15	7.375%	1,036,000	1,113,494
08/15/19	8.250%	1,937,000	2,421,151
06/15/22	4.375%	1,855,000	1,855,577
Essex Portfolio LP
08/15/22	3.625%	4,650,000	4,441,838
HCP, Inc.
Senior Unsecured
06/15/14	6.000%	2,400,000	2,466,346

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

REITs (continued)

01/30/17	6.000%	$3,000,000	$3,384,030
02/01/19	3.750%	3,750,000	3,932,107
02/01/20	2.625%	850,000	820,931
02/01/21	5.375%	1,650,000	1,812,805
Health Care REIT, Inc.
Senior Unsecured
03/15/18	2.250%	3,655,000	3,649,411
04/01/19	4.125%	2,000,000	2,131,866
04/15/20	6.125%	4,000,000	4,554,828
Healthcare Realty Trust, Inc. Senior Unsecured
01/17/17	6.500%	4,946,000	5,572,901
Healthcare Trust of America Holdings LP
04/15/23	3.700%	800,000	749,117
Highwoods Realty LP Senior Unsecured
03/15/17	5.850%	3,069,000	3,412,550
Liberty Property LP Senior Unsecured
06/15/23	3.375%	2,500,000	2,307,597
Nationwide Health Properties, Inc. Senior Unsecured
05/20/15	6.000%	3,000,000	3,222,105
Post Apartment Homes LP Senior Unsecured
12/01/22	3.375%	1,000,000	932,263
ProLogis LP
03/15/20	6.875%	902,000	1,068,380
02/01/21	3.350%	1,000,000	981,211
08/15/23	4.250%	1,600,000	1,599,802
SL Green Realty Corp./Operating Partnership/Reckson Senior Unsecured
08/15/18	5.000%	6,935,000	7,446,227
Simon Property Group LP Senior Unsecured
02/01/23	2.750%	3,405,000	3,170,457
Tanger Properties LP Senior Unsecured
12/01/23	3.875%	865,000	847,016
UDR, Inc.
01/10/22	4.625%	1,000,000	1,040,329
Ventas Realty LP/Capital Corp.
04/30/19	4.000%	3,000,000	3,181,017
WCI Finance LLC/WEA LLC (a)
10/01/16	5.700%	903,000	1,010,906
WEA Finance LLC/WT Finance Australia Propriety Ltd. (a)
09/02/15	5.750%	3,912,000	4,236,148
Total			95,143,799

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Restaurants 0.3%

DineEquity, Inc.
10/30/18	9.500%	$425,000	$471,750
McDonald’s Corp. Senior Unsecured
05/01/43	3.625%	4,850,000	4,091,610
NPC International, Inc./Operating Co., Inc.
01/15/20	10.500%	375,000	432,656
Seminole Hard Rock Entertainment Inc./International LLC (a)
05/15/21	5.875%	450,000	441,000
Yum! Brands, Inc.
Senior Unsecured
11/01/23	3.875%	6,623,000	6,465,074
11/01/43	5.350%	90,000	87,102
Total			11,989,192

Retailers 0.4%
Academy Ltd./Finance Corp. (a)
08/01/19	9.250%	425,000	469,625
Amazon.com, Inc. Senior Unsecured
11/29/22	2.500%	3,170,000	2,897,209
Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	85,000	95,306
Burlington Holdings LLC/Finance, Inc. Senior Unsecured PIK (a)
02/15/18	9.000%	62,000	63,860
CVS Caremark Corp. Senior Unsecured
06/01/17	5.750%	457,000	522,708
Claire’s Stores, Inc. Senior Secured (a)
03/15/20	6.125%	425,000	431,375
Golden Eagle Retail Group Ltd. Senior Unsecured (a)
05/21/23	4.625%	2,500,000	2,201,770
Gymboree Corp. (The)
12/01/18	9.125%	200,000	190,000
J. Crew Group, Inc. Senior Unsecured PIK (a)
05/01/19	7.750%	69,000	69,518
Jo-Ann Stores Holdings, Inc. Senior Unsecured PIK (a)
10/15/19	9.750%	450,000	470,250
Jo-Ann Stores, Inc. Senior Unsecured (a)
03/15/19	8.125%	533,000	552,987
L Brands, Inc.
06/15/19	8.500%	180,000	216,450
02/15/22	5.625%	250,000	257,500
Macy’s Retail Holdings, Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Retailers (continued)

07/15/27	6.790%	$4,495,000	$4,980,923
03/15/37	6.375%	1,020,000	1,124,569
Michaels FinCo Holdings LLC/Inc. Senior Unsecured PIK (a)
08/01/18	7.500%	450,000	465,750
Michaels Stores, Inc.
11/01/18	7.750%	500,000	541,250
Neiman Marcus Group Ltd., Inc. PIK (a)
10/15/21	8.750%	250,000	257,500
Neiman Marcus Group Ltd., Inc. (a)
10/15/21	8.000%	100,000	102,750
New Academy Finance Co. LLC/Corp. Senior Unsecured (a)
06/15/18	8.000%	425,000	434,031
PC Nextco Holdings LLC/Finance, Inc. Senior Unsecured (a)
08/15/19	8.750%	425,000	438,813
PetCo Holdings, Inc. Senior Notes (a)
10/15/17	8.500%	550,000	559,630
Rite Aid Corp. Senior Unsecured
02/15/27	7.700%	55,000	56,238
SACI Falabella Senior Unsecured (a)
04/30/23	3.750%	200,000	182,954
Sally Holdings LLC/Capital, Inc.
06/01/22	5.750%	540,000	560,250
Total			18,143,216

Supermarkets 0.4%

Cencosud SA
01/20/23	4.875%	200,000	189,722
Kroger Co. (The)
12/15/18	6.800%	5,274,000	6,357,069
06/01/29	7.700%	2,060,000	2,530,391
Safeway, Inc. Senior Unsecured
02/01/31	7.250%	5,889,000	6,092,429
Total			15,169,611

Technology 1.0%

Advanced Micro Devices, Inc. Senior Unsecured
08/15/22	7.500%	250,000	240,625
Agilent Technologies, Inc.
Senior Unsecured
10/01/22	3.200%	1,000,000	933,112
07/15/23	3.875%	950,000	916,190
Alliance Data Systems Corp. (a)
12/01/17	5.250%	178,000	184,230

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Technology (continued)

04/01/20	6.375%	$41,000	$42,845
Anixter, Inc.
05/01/19	5.625%	375,000	391,875
Apple, Inc.
Senior Unsecured
05/03/18	1.000%	500,000	486,900
05/03/23	2.400%	315,000	285,490
Aspect Software, Inc. Secured
05/15/17	10.625%	125,000	127,812
Audatex North America, Inc. (a)
06/15/21	6.000%	703,000	734,635
11/01/23	6.125%	53,000	54,723
BMC Software Finance, Inc. Senior Unsecured (a)
07/15/21	8.125%	500,000	530,000
Brocade Communications Systems, Inc. Senior Secured
01/15/20	6.875%	128,000	137,920
CDW LLC/Finance Corp.
04/01/19	8.500%	752,000	835,660
CommScope Holdings Co., Inc. Senior Unsecured PIK (a)
06/01/20	6.625%	400,000	414,000
CommScope, Inc. (a)
01/15/19	8.250%	422,000	464,200
CompuCom Systems, Inc. Senior Unsecured (a)
05/01/21	7.000%	300,000	295,500
CoreLogic, Inc.
06/01/21	7.250%	325,000	353,437
Corning, Inc. Senior Unsecured
03/15/42	4.750%	600,000	586,978
DuPont Fabros Technology LP (a)
09/15/21	5.875%	54,000	55,620
Eagle Midco, Inc. Senior Unsecured (a)
06/15/18	9.000%	425,000	435,625
Epicor Software Corp.
05/01/19	8.625%	625,000	679,687
Equinix, Inc.
Senior Unsecured
04/01/20	4.875%	60,000	59,850
07/15/21	7.000%	67,000	73,365
Fidelity National Information Services, Inc.
04/15/23	3.500%	2,500,000	2,294,212
First Data Corp. (a)
01/15/21	11.250%	182,000	200,200
06/15/21	10.625%	170,000	183,600
08/15/21	11.750%	109,000	113,088

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
Secured
01/15/21	8.250%	$189,000	$200,576
01/15/22	8.750%	1,350,000	1,447,875
Senior Secured
08/15/20	8.875%	127,000	141,129
11/01/20	6.750%	107,000	112,618
Flextronics International Ltd.
02/15/20	4.625%	275,000	268,812
Freescale Semiconductor, Inc. Senior Secured (a)
01/15/22	6.000%	619,000	625,190
Hewlett-Packard Co. Senior Unsecured
06/02/14	4.750%	1,800,000	1,835,482
Infor US, Inc.
04/01/19	9.375%	475,000	535,562
Ingram Micro, Inc. Senior Unsecured
08/10/22	5.000%	1,030,000	1,024,848
KLA-Tencor Corp. Senior Unsecured
05/01/18	6.900%	1,450,000	1,705,596
Kemet Corp. Senior Secured
05/01/18	10.500%	200,000	194,500
Lawson Software, Inc.
07/15/18	11.500%	150,000	173,250
Lender Processing Services, Inc.
04/15/23	5.750%	300,000	312,000
MModal, Inc. Senior Notes (a)
08/15/20	10.750%	125,000	40,000
Magnachip Semiconductor Corp. Senior Unsecured
07/15/21	6.625%	200,000	203,000
Microsoft Corp. Senior Unsecured
11/15/22	2.125%	1,095,000	988,784
NCR Corp.
02/15/21	4.625%	600,000	582,000
NXP BV/Funding LLC (a)
06/01/18	3.750%	200,000	201,500
02/15/21	5.750%	86,000	89,548
Senior Unsecured
03/15/23	5.750%	200,000	204,500
Nuance Communications, Inc. (a)
08/15/20	5.375%	565,000	536,750
Oracle Corp.
Senior Unsecured
10/15/22	2.500%	5,878,000	5,415,878
07/15/23	3.625%	1,530,000	1,521,859

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
STATS ChipPAC Ltd.
03/20/18	4.500%	$200,000	$199,500
Samsung Electronics America, Inc. (a)
04/10/17	1.750%	300,000	304,733
Seagate Technology HDD Holdings
11/01/21	7.000%	400,000	443,000
Seagate Technology HDD Holdings (a)
06/01/23	4.750%	100,000	95,000
Serena Software, Inc.
03/15/16	10.375%	100,000	100,000
Sophia Holding Finance LP/Inc. PIK (a)
12/01/18	9.625%	150,000	151,125
Sophia LP/Finance, Inc. (a)
01/15/19	9.750%	525,000	580,125
SunGard Data Systems, Inc.
11/01/19	6.625%	425,000	443,594
Syniverse Holdings, Inc.
01/15/19	9.125%	725,000	792,062
Telefonaktiebolaget LM Ericsson Senior Unsecured
05/15/22	4.125%	3,270,000	3,205,854
TransUnion Holding Co., Inc.
Senior Unsecured
06/15/18	8.125%	150,000	159,375
Senior Unsecured PIK
06/15/18	9.625%	300,000	324,000
VeriSign, Inc.
05/01/23	4.625%	200,000	191,500
Verisk Analytics, Inc.
09/12/22	4.125%	3,000,000	2,950,854
Viasystems, Inc. Senior Secured (a)
05/01/19	7.875%	150,000	163,125
Total			40,576,483
Textile —%
Wolverine World Wide, Inc.
10/15/20	6.125%	275,000	293,563

Tobacco 0.1%
Altria Group, Inc.
01/31/24	4.000%	2,740,000	2,698,823
Lorillard Tobacco Co.
08/04/41	7.000%	2,000,000	2,170,368
Total			4,869,191
Transportation Services 0.4%
Autopistas Metropolitanas de Puerto Rico LLC Senior Secured (a)
06/30/35	6.750%	1,750,000	1,661,628

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Transportation Services (continued)
Avis Budget Car Rental LLC/Finance, Inc.
01/15/19	8.250%	$97,000	$105,730
DP World Ltd. Senior Unsecured
07/02/37	6.850%	2,500,000	2,492,500
ERAC U.S.A. Finance LLC (a)
10/01/20	5.250%	2,500,000	2,778,620
10/15/37	7.000%	848,000	1,001,664
Hertz Corp. (The)
04/01/18	4.250%	100,000	101,000
04/15/19	6.750%	275,000	296,313
10/15/20	5.875%	50,000	51,875
01/15/21	7.375%	104,000	114,140
10/15/22	6.250%	175,000	182,000
LBC Tank Terminals Holding Netherlands BV (a)
05/15/23	6.875%	129,000	135,128
Ryder System, Inc.
Senior Unsecured
06/01/17	3.500%	1,000,000	1,053,552
11/15/18	2.450%	660,000	660,076
Sydney Airport Finance Co. Pty Ltd. (a)
Senior Secured
02/22/21	5.125%	2,055,000	2,201,098
03/22/23	3.900%	3,700,000	3,565,091
Topaz Marine SA (a)
11/01/18	8.625%	200,000	199,685
Total			16,600,100
Wireless 0.5%
America Movil SAB de CV
01/15/15	5.750%	800,000	842,361
10/16/19	5.000%	100,000	109,907
Senior Unsecured
07/16/22	3.125%	520,000	483,819
America Movil SAB de CV (b)
Senior Unsecured
09/12/16	1.256%	200,000	201,970
American Tower Corp.
Senior Unsecured
01/15/18	4.500%	1,000,000	1,078,218
02/15/24	5.000%	665,000	678,763
Digicel Group Ltd. Senior Unsecured (a)
09/30/20	8.250%	975,000	1,018,875
MetroPCS Wireless, Inc. (a)
04/01/21	6.250%	250,000	260,000
04/01/23	6.625%	476,000	491,470
Mobile Telesystems OJSC Senior Unsecured (a)
05/30/23	5.000%	200,000	186,500
NII International Telecom SCA (a)
08/15/19	11.375%	225,000	180,000
SBA Telecommunications, Inc.
07/15/20	5.750%	255,000	265,837

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless (continued)
Softbank Corp. (a)
04/15/20	4.500%	$113,000	$112,294
Sprint Capital Corp.
05/01/19	6.900%	325,000	352,625
11/15/28	6.875%	575,000	546,250
Sprint Communications, Inc.
Senior Unsecured
08/15/20	7.000%	138,000	148,350
11/15/21	11.500%	83,000	108,730
04/15/22	9.250%	3,650,000	4,334,375
11/15/22	6.000%	1,200,000	1,191,000
Sprint Communications, Inc. (a)
11/15/18	9.000%	518,000	626,132
03/01/20	7.000%	50,000	55,625
Sprint Corp. (a)
09/15/21	7.250%	126,000	136,395
09/15/23	7.875%	300,000	328,500
T-Mobile USA, Inc.
04/28/20	6.542%	43,000	45,580
04/28/21	6.633%	123,000	128,843
01/15/22	6.125%	239,000	243,481
04/28/22	6.731%	179,000	186,608
04/28/23	6.836%	75,000	78,000
01/15/24	6.500%	214,000	216,675
Telemovil Finance Co., Ltd.
10/01/17	8.000%	150,000	159,750
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	1,019,000	977,633
VimpelCom Holdings BV
03/01/22	7.504%	220,000	229,768
VimpelCom Holdings BV (a)
02/13/23	5.950%	2,500,000	2,356,250
Vodafone Group PLC Senior Unsecured
02/27/17	5.625%	1,000,000	1,128,322
Wind Acquisition Finance SA Senior Secured (a)
04/30/20	6.500%	188,000	198,340
Total			19,687,246
Wirelines 1.8%
AT&T, Inc. Senior Unsecured
08/15/15	2.500%	8,000,000	8,237,737
CenturyLink, Inc. Senior Unsecured
06/15/21	6.450%	6,702,000	6,986,835
Embarq Corp. Senior Unsecured
06/01/36	7.995%	2,465,000	2,507,147
Frontier Communications Corp.
Senior Unsecured
04/15/22	8.750%	121,000	137,940

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
01/15/23	7.125%	$88,000	$90,200
04/15/24	7.625%	68,000	70,465
Level 3 Communications, Inc.
Senior Unsecured
02/01/19	11.875%	50,000	57,875
06/01/19	8.875%	323,000	354,089
Level 3 Financing, Inc.
07/01/19	8.125%	475,000	520,125
06/01/20	7.000%	26,000	27,625
07/15/20	8.625%	150,000	168,000
Level 3 Financing, Inc. (a)
01/15/21	6.125%	66,000	66,990
Level 3 Financing, Inc. (a)(b)
01/15/18	3.835%	32,000	32,240
PAETEC Holding Corp.
12/01/18	9.875%	200,000	223,500
Qtel International Finance Ltd. (a)
10/19/25	5.000%	200,000	202,577
Qtel International Finance, Ltd. (a)
02/21/23	3.250%	450,000	408,152
Qwest Corp. Senior Unsecured
09/15/25	7.250%	3,978,000	4,243,742
Telecom Italia Capital SA
06/04/18	6.999%	6,832,000	7,553,507
Telefonica Celular del Paraguay SA Senior Unsecured (a)
12/13/22	6.750%	200,000	204,977
Telefonica Emisiones SAU
04/27/18	3.192%	2,501,000	2,552,976
02/16/21	5.462%	418,000	443,382
04/27/23	4.570%	1,250,000	1,238,567
Verizon Communications, Inc.
Senior Unsecured
04/15/18	6.100%	2,000,000	2,323,948
09/14/18	3.650%	21,237,000	22,578,881
11/01/22	2.450%	2,665,000	2,370,744
09/15/23	5.150%	3,500,000	3,735,028
09/15/43	6.550%	2,000,000	2,276,114
Verizon New England, Inc.
11/15/29	7.875%	985,000	1,165,870
Verizon New York, Inc.
04/01/32	7.375%	2,800,000	3,176,222
Verizon Virginia LLC
10/01/29	8.375%	1,255,000	1,504,514
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	113,000	130,515
Total			75,590,484
Total Corporate Bonds & Notes (Cost: $1,509,339,183)			$1,502,510,475

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency 21.3%
Federal Home Loan Mortgage Corp. (b)(f)
CMO Series 3085 Class FV
08/15/35	0.868%	$4,672,694	$4,712,987
Federal Home Loan Mortgage Corp. (b)(f)(g)
CMO IO Series 3404 Class AS
01/15/38	5.727%	11,932,571	1,753,539
Federal Home Loan Mortgage Corp. (d)(f)
09/01/40	4.000%	2,754,180	2,863,988
09/01/41	4.500%	2,826,213	3,016,414
12/01/42	3.000%	5,000,000	4,801,367
12/01/43	3.500%	3,000,000	3,018,398
Federal Home Loan Mortgage Corp. (f)
01/01/17- 02/01/25	8.000%	62,322	73,921
03/01/17- 08/01/22	8.500%	21,408	24,481
06/01/19- 07/01/41	4.500%	13,571,945	14,502,360
02/01/20- 01/01/42	4.000%	23,196,673	24,359,078
04/01/21	9.000%	2,776	3,044
01/01/22- 09/01/39	5.500%	6,391,342	6,970,902
07/01/23- 05/01/41	5.000%	4,970,998	5,389,058
11/01/27	2.500%	9,117,291	9,127,731
10/01/28- 07/01/32	7.000%	668,311	777,907
10/01/31- 09/01/37	6.000%	2,784,357	3,141,625
11/01/36- 10/01/37	6.500%	1,157,942	1,283,439
03/01/42- 07/01/43	3.500%	29,395,479	29,632,148
11/01/42- 07/01/43	3.000%	19,435,380	18,696,132
CMO STRIPS Series 276 Class 30
09/15/42	3.000%	11,830,230	11,537,510
CMO STRIPS Series 277 Class 30
09/15/42	3.000%	13,057,311	12,732,227
CMO Series 4037 Class CA
04/15/27	3.000%	6,060,532	5,836,804
Series 204048 Class AZ
05/15/42	4.000%	1,051,517	1,035,989
Federal National Mortgage Association (b)(f)
CMO Series 2003-134 Class FC
12/25/32	0.766%	6,448,785	6,477,212
CMO Series 2007-W7 Class 1A4
07/25/37	38.184%	707,621	1,296,183
CMO Series 2012-1 Class FA
02/25/42	0.666%	6,821,454	6,814,933
CMO Series 2012-110 Class CF
10/25/42	0.666%	16,407,686	16,433,922
Federal National Mortgage Association (d)(f)
12/01/28- 12/01/43	3.000%	74,500,000	76,077,171
12/01/43	3.500%	42,685,000	43,023,479
12/01/43	4.000%	50,270,000	52,437,894

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
Federal National Mortgage Association (f)
11/01/22- 10/01/27	2.500%	$25,067,486	$25,432,468
04/01/23	8.500%	20,837	22,720
06/01/24	9.000%	23,784	26,817
02/01/25- 08/01/27	8.000%	98,553	115,205
10/01/25- 08/01/43	3.500%	82,556,858	84,344,813
03/01/26- 07/01/38	7.000%	2,030,373	2,356,175
11/01/26- 09/01/33	3.000%	86,235,001	87,343,426
04/01/27- 06/01/32	7.500%	201,745	231,285
05/01/29- 10/01/40	6.000%	10,558,496	11,837,215
05/01/32- 10/01/38	6.500%	862,213	958,088
09/01/32- 05/01/43	4.000%	82,800,858	86,640,226
03/01/33- 04/01/41	5.500%	6,144,046	6,773,317
07/01/34- 10/01/41	5.000%	20,393,930	22,322,041
07/01/40- 02/01/42	4.500%	40,150,977	42,950,047
CMO Series 2009-111 Class DA
12/25/39	5.000%	1,922,387	2,082,216
Federal National Mortgage Association (f)(g)
CMO IO Series 2003-71 Class IM
12/25/31	5.500%	150,040	5,532
Federal National Mortgage Association (f)(h)
CMO PO STRIPS Series 43 Class 1
09/01/18	0.000%	1,242	1,196
Federal National Mortgage Association (f)(i)
09/01/41	4.000%	13,979,380	14,615,435
Government National Mortgage Association (b)(f)
CMO Series 2013-H19 Class FC
08/19/63	0.776%	6,195,778	6,195,778
Government National Mortgage Association (d)(f)
12/20/42- 12/01/43	3.500%	24,110,000	24,592,685
12/01/43	3.000%	30,940,000	30,216,054
12/01/43	4.000%	12,000,000	12,625,781
Government National Mortgage Association (f)
03/15/38- 09/20/41	4.500%	14,496,848	15,683,660
03/15/40- 05/15/40	5.000%	3,065,621	3,345,405
09/15/41- 08/20/42	3.500%	10,112,095	10,337,301
11/20/41- 02/15/42	4.000%	5,762,485	6,097,123
05/15/42	3.000%	5,121,892	5,013,513
CMO Series 2013-53 Class AD

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
12/20/26	1.500%	$14,239,855	$14,391,427

Total Residential Mortgage-Backed Securities - Agency (Cost: $895,121,374)			$884,408,792

Residential Mortgage-Backed Securities - Non-Agency 4.9%
American General Mortgage Loan Trust (a)(b)(f)
CMO Series 2009-1 Class A7
09/25/48	5.750%	4,546,236	4,615,011
CMO Series 2010-1A Class A1
03/25/58	5.150%	187,355	188,658
American Home Mortgage Investment Trust CMO Series 2007-1 Class GA1C (b)(f)
05/25/47	0.356%	8,709,077	6,211,984
BCAP LLC Trust (a)(b)(f)
01/26/37	0.340%	2,317,015	2,266,152
08/26/36	0.290%	1,515,809	1,480,603
09/26/36	3.500%	3,663,827	3,675,892
CMO Series 2012-RR10 Class 5A5
04/26/36	0.435%	3,716,797	3,598,368
CMO Series 2013-RR5 Class 1A1
10/26/36	3.500%	3,142,094	3,221,485
BCAP LLC Trust (b)(f)
CMO Series 2007-AA1 Class 1A2
02/25/47	0.326%	3,894,329	3,330,306
BCAP LLC (a)(b)(f)
05/26/47	0.376%	1,610,070	1,465,163
CMO Series 2013-RR3 Class 2A1
02/26/37	2.453%	1,241,220	1,235,813
Series 2013-RR2 Class 7A1
07/26/36	3.000%	1,858,321	1,843,269
BNPP Mortgage Securities LLC CMO Series 2009-1 Class A1 (a)(f)
08/27/37	6.000%	700,430	733,896
Banc of America Funding Corp. (a)(b)(f)
CMO Series 2012-R5 Class A
10/03/39	0.428%	2,411,042	2,367,939
Banc of America Funding Corp. (b)(f)
CMO Series 2006-D Class 3A1
05/20/36	2.863%	4,586,371	4,006,071
Banc of America Funding Trust (f)
CMO Series 2006-3 Class 4A14
03/25/36	6.000%	3,712,613	3,676,507
CMO Series 2006-3 Class 5A3
03/25/36	5.500%	3,619,341	3,428,030
Bayview Opportunity Master Fund Trust IIB LP (a)(b)(f)
CMO Series 2012-6NPL Class A
01/28/33	2.981%	874,764	871,177
Series 2012-4NPL Class A
07/28/32	3.475%	344,108	345,173
Citicorp Mortgage Securities, Inc. CMO Series 2007-8 Class 1A3 (f)
09/25/37	6.000%	2,434,309	2,492,270
Citigroup Mortgage Loan Trust, Inc. (a)(b)(f)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2012-7 Class 12A1
03/25/36	2.628%	$1,086,208	$1,107,930
CMO Series 2012-9 Class 1A1
02/20/36	5.122%	1,866,886	1,919,357
CMO Series 2013-2 Class 1A1
11/25/37	5.909%	2,054,649	2,123,977
Citigroup Mortgage Loan Trust, Inc. (a)(f)
CMO Series 2012-A Class A
06/25/51	2.500%	1,637,452	1,596,516
Citigroup Mortgage Loan Trust, Inc. (b)(f)
CMO Series 2005-8 Class 1A1A
10/25/35	2.569%	4,620,016	3,833,033
Countrywide Home Loan Mortgage Pass-Through Trust CMO Series 2007-HY5 Class 1A1 (b)(f)
09/25/47	2.842%	2,039,876	1,678,185
Credit Suisse First Boston Mortgage Securities Corp. CMO Series 2005-11 Class 8A9 (f)
12/25/35	5.250%	1,524,817	1,531,380
Credit Suisse Mortgage Capital Certificates (a)(b)(f)
CMO Series 2011-16R Class 7A3
12/27/36	3.500%	698,757	711,905
CMO Series 2011-17R Class 2A1
12/27/37	3.400%	746,888	746,552
CMO Series 2011-17R Class 3A1
10/27/35	2.361%	2,565,213	2,577,755
CMO Series 2012-4R Class 8A1
06/27/47	2.962%	1,156,574	1,157,045
CMO Series 2013-IVR3 Class A2
05/25/43	3.000%	2,958,676	2,760,523
Downey Savings & Loan Association Mortgage Loan Trust (b)(f)
CMO Series 2005-AR6 Class 2A1A
10/19/45	0.458%	3,944,067	3,474,790
CMO Series 2006-AR2 Class 2A1A
10/19/36	0.368%	4,232,878	3,563,622
First Horizon Asset Securities, Inc. CMO Series 2007-AR1 Class 1A1 (b)(f)
05/25/37	2.624%	1,205,286	968,442
GCAT Series 2013-RP1 Class A1 (a)(b)(f)
06/25/18	3.500%	2,069,373	2,028,869
GSR Mortgage Loan Trust CMO Series 2006-AR2 Class 2A1 (b)(f)
04/25/36	2.744%	4,504,452	4,178,474
GreenPoint Mortgage Funding Trust CMO Series 2006-AR8 Class 1A2A (b)(f)
01/25/47	0.346%	3,690,871	3,318,536
Indymac Index Mortgage Loan Trust CMO Series 2006-AR3 Class 1A1 (b)(f)
12/25/36	2.682%	3,881,350	3,313,555
JPMorgan Mortgage Trust (f)
CMO Series 2006-S2 Class 2A2
06/25/21	5.875%	2,766,093	2,762,972
CMO Series 2007-S1 Class 1A2
03/25/22	5.500%	1,765,138	1,755,969

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Jefferies & Co., Inc. CMO Series 2010-R7 Class 7A4 (a)(b)(f)
10/26/36	3.250%	$437,777	$437,331
Lehman XS Trust (b)(f)
CMO Series 2006-10N Class 1A3A
07/25/46	0.376%	5,035,397	3,895,892
Series 2005-4 Class 1A3
10/25/35	0.566%	4,008,936	3,844,241
Series 2005-5N Class 3A1A
11/25/35	0.466%	5,992,029	5,314,756
MASTR Adjustable Rate Mortgages Trust CMO Series 2006-OA1 Class 1A1 (b)(f)
04/25/46	0.376%	3,114,861	2,311,267
MASTR Alternative Loans Trust CMO Series 2004-12 Class 4A1 (f)
12/25/34	5.500%	2,256,207	2,405,220
Morgan Stanley Re-Remic Trust (a)(b)(f)
CMO Series 2013-R1 Class 4A
12/26/36	2.320%	1,778,660	1,809,873
Morgan Stanley Re-Remic Trust (a)(b)(f)(j)
CMO Series 2012-R2 Class 1A
11/26/36	0.326%	1,234,307	1,220,248
CMO Series 2013-R2 Class 1A
10/26/36	2.027%	3,601,468	3,647,891
MortgageIT Trust CMO Series 2005-5 Class A1 (b)(f)
12/25/35	0.426%	4,584,242	4,199,125
Nomura Asset Acceptance Corp. (b)(f)
CMO Series 2007-1 Class 1A3 (AGM)
03/25/47	5.957%	130,560	130,556
CMO Series 2007-1 Class 1A4 (AGM)
03/25/47	6.138%	826,882	826,745
Nomura Resecuritization Trust CMO Series 2012-3R Class 1A1 (a)(b)(f)
01/26/37	0.343%	1,601,098	1,527,419
RALI Trust (b)(e)(f)(g)
CMO IO Series 2006-QS18 Class 1AV
12/25/36	0.408%	106,999,692	1,677,969
CMO IO Series 2006-QS9 Class 1AV
07/25/36	0.593%	53,422,629	1,257,141
CMO IO Series 2007-QS1 Class 2AV
01/25/37	0.175%	106,815,973	721,008
RALI Trust (b)(f)
CMO Series 2005-QA4 Class A41
04/25/35	3.038%	3,115,937	3,033,427
CMO Series 2006-QO9 Class 1A4A
12/25/46	0.336%	4,037,035	3,557,257
RFMSI Trust (b)(f)
CMO Series 2005-SA5 Class 1A
11/25/35	2.882%	3,528,564	2,760,029
CMO Series 2006-SA4 Class 2A1
11/25/36	3.573%	1,086,648	920,393
Residential Mortgage Asset Trust Series 2012-1A Class A1 (a)(b)(f)
08/26/52	2.734%	845,879	850,354

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Sequoia Mortgage Trust (b)(f)
CMO Series 2013-2 Class A1
02/25/43	1.874%	$5,428,922	$4,737,630
CMO Series 2013-6 Class A2
05/25/43	3.000%	2,941,765	2,756,843
Springleaf Mortgage Loan Trust CMO Series 2012-1A Class A (a)(b)(f)
09/25/57	2.667%	1,052,357	1,076,069
Structured Adjustable Rate Mortgage Loan Trust (b)(f)
CMO Series 2004-20 Class 1A2
01/25/35	4.294%	2,062,425	1,934,965
CMO Series 2006-5 Class 1A1
06/25/36	2.671%	4,564,223	3,552,029
CMO Series 2007-5 Class 2A1
06/25/37	4.647%	2,436,248	2,034,682
Structured Asset Securities Corp. CMO Series 2004-21XS Class 2A6A (b)(f)
12/25/34	4.740%	137,166	137,201
Vericrest Opportunity Loan Transferee CMO Series 2013-NPL4 Class A1 (b)(f)
11/25/53	3.960%	735,000	734,927
WaMu Mortgage Pass-Through Certificates (b)(f)
CMO Series 2005-AR11 Class A1A
08/25/45	0.486%	3,397,221	3,276,111
CMO Series 2005-AR17 Class A1A1
12/25/45	0.436%	7,712,814	7,108,348
CMO Series 2005-AR19 Class A1A1
12/25/45	0.436%	4,342,483	4,050,655
CMO Series 2005-AR2 Class 2A1A
01/25/45	0.476%	2,399,548	2,251,208
CMO Series 2005-AR8 Class 2A1A
07/25/45	0.456%	3,338,592	3,120,192
CMO Series 2005-AR9 Class A1A
07/25/45	0.486%	3,257,078	3,075,479
CMO Series 2006-AR4 Class 1A1A
05/25/46	1.083%	5,205,938	4,835,645
CMO Series 2006-AR5 Class A12A
06/25/46	1.123%	1,560,542	1,445,705
CMO Series 2007-HY1 Class 4A1
02/25/37	2.517%	3,638,199	3,153,969
CMO Series 2007-HY3 Class 1A1
03/25/37	2.287%	1,707,653	1,364,875
Washington Mutual Alternative Mortgage Pass-Through Certificates (b)(f)
CMO Series 2007-OA3 Class 5A
04/25/47	2.207%	2,977,853	2,087,252
CMO Series 2007-OC2 Class A3
06/25/37	0.476%	6,846,096	5,121,661
Wells Fargo Mortgage-Backed Securities Trust CMO Series 2006-AR17 Class A1 (b)(f)
10/25/36	2.612%	3,032,287	2,766,261
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $189,578,321)			$205,133,003

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency 2.0%
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates Series K020 Class A2 (f)
05/25/22	2.373%	$7,685,000	$7,318,788
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K004 Class A2 (f)
08/25/19	4.186%	5,000,000	5,510,890
Federal National Mortgage Association (b)(f)
Series 2012-M12 Class 1A
08/25/22	2.935%	11,685,665	11,641,386
Series 2012-M15 Class A
10/25/22	2.745%	7,751,941	7,582,064
Federal National Mortgage Association (f)
11/01/22	2.646%	7,082,962	6,902,191
12/01/20	3.522%	5,823,908	6,126,391
04/01/21	4.377%	5,793,593	6,341,802
06/01/21	4.426%	6,933,386	7,648,429
05/01/23	2.460%	8,262,493	7,873,273
09/01/20	3.584%	5,533,630	5,849,391
12/01/20	3.763%	4,767,842	5,105,331
11/01/20	3.375%	5,458,351	5,699,340
Total Commercial Mortgage-Backed Securities - Agency (Cost: $87,004,505)			$83,599,276

Commercial Mortgage-Backed Securities - Non-Agency 5.3%
Banc of America Commercial Mortgage, Inc. Series 2005-6 Class A4 (b)(f)
09/10/47	5.357%	4,450,000	4,755,671
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2007-4 Class AM (b)(f)
02/10/51	6.004%	2,300,000	2,561,694
COBALT CMBS Commercial Mortgage Trust Series 2007-C3 Class A4 (b)(f)
05/15/46	5.963%	3,535,000	3,951,557
Citigroup Commercial Mortgage Trust (f)
Series 2006-C5 Class A4
10/15/49	5.431%	1,588,000	1,743,967
Series 2013-GC11 Class AS
04/10/46	3.422%	2,200,000	2,117,835
Citigroup/Deutsche Bank Commercial Mortgage Trust (b)(f)
Series 2005-CD1 Class A4
07/15/44	5.392%	830,000	883,396
Citigroup/Deutsche Bank Commercial Mortgage Trust (f)
Series 2007-CD4 Class A4
12/11/49	5.322%	3,749,000	4,148,612
Commercial Mortgage Pass-Through Certificates (b)(f)
Series 2005-C6 Class A5A
06/10/44	5.116%	4,635,000	4,897,855
Commercial Mortgage Pass-Through Certificates (f)
Series 2013-LC6 Class A2
01/10/46	1.906%	390,000	391,264
Commercial Mortgage Trust (a)(b)(f)

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Series 2013-CR8 Class B
06/10/46	4.104%	$5,500,000	$5,340,951
Commercial Mortgage Trust (f)
Series 2013-LC6 Class AM
01/10/46	3.282%	1,235,000	1,180,561
Credit Suisse Commercial Mortgage Trust Series 2007-C3 Class A4 (b)(f)
06/15/39	5.871%	1,790,826	1,970,229
Credit Suisse Mortgage Capital Certificates Series 2010-RR4 Class 2A (a)(b)(f)
09/18/39	5.467%	1,470,256	1,610,310
DBRR Trust (a)(b)(f)
Series 2013-EZ2 Class A
02/25/45	0.853%	4,773,044	4,750,659
DBRR Trust (a)(f)
Series 2012-EZ1 Class A
09/25/45	0.946%	5,880,464	5,880,811
09/25/45	1.393%	581,000	580,007
09/25/45	2.062%	2,574,943	2,580,218
DBUBS Mortgage Trust Series 2011-LC3A Class A2 (f)
08/10/44	3.642%	5,200,000	5,486,588
GE Capital Commercial Mortgage Corp. Series 2005-C1 Class A5 (b)(f)
06/10/48	4.772%	651,000	677,148
GS Mortgage Securities Corp. II (b)(f)
Series 2007-GG10 Class A4
08/10/45	5.994%	3,467,000	3,834,343
GS Mortgage Securities Corp. II (f)
Series 2011-GC5 Class A4
08/10/44	3.707%	5,000,000	5,176,200
Series 2012-GCJ7 Class A2
05/10/45	2.318%	590,000	606,130
General Electric Capital Assurance Co. (a)(b)(f)
Series 2003-1 Class A4
05/12/35	5.254%	830,738	864,860
Series 2003-1 Class A5
05/12/35	5.743%	1,704,000	1,960,795
Greenwich Capital Commercial Funding Corp. (b)(f)
Series 2005-GG5 Class AM
04/10/37	5.277%	4,717,000	5,030,209
Series 2006-GG7 Class AM
07/10/38	6.018%	2,095,000	2,298,927
Greenwich Capital Commercial Funding Corp. (f)
Series 2007-GG11 Class A4
12/10/49	5.736%	5,475,000	6,171,508
Series 2007-GG9 Class A4
03/10/39	5.444%	7,085,000	7,834,536
JPMBB Commercial Mortgage Securities Trust Series 2013-C15 Class B (f)
11/15/45	4.927%	4,400,000	4,550,909
JPMorgan Chase Commercial Mortgage Securities Corp. (b)(f)
Series 2006-LDP6 Class ASB
04/15/43	5.490%	1,630,246	1,677,503
Series 2007-CB19 Class A4
02/12/49	5.895%	3,825,000	4,290,353

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Series 2007-CB19 Class AM
02/12/49	5.895%	$2,300,000	$2,497,000
JPMorgan Chase Commercial Mortgage Securities Corp. (f)
Series 2006-LDP8 Class A4
05/15/45	5.399%	5,340,000	5,852,250
JPMorgan Chase Commercial Mortgage Securities Trust (b)(f)
Series 2005-LDP3 Class ASB
08/15/42	4.893%	1,292,546	1,328,722
Series 2005-LDP5 Class A3
12/15/44	5.397%	7,100,000	7,224,285
JPMorgan Chase Commercial Mortgage Securities Trust (f)
Series 2005-CB12 Class A4
09/12/37	4.895%	4,650,000	4,876,106
Series 2005-LDP2 Class A3
07/15/42	4.697%	492,934	492,848
LB-UBS Commercial Mortgage Trust (b)(f)
Series 2006-C4 Class AM
06/15/38	6.075%	700,000	770,032
Series 2007-C7 Class A3
09/15/45	5.866%	2,466,092	2,770,763
LB-UBS Commercial Mortgage Trust (f)
Series 2005-C3 Class A5
07/15/30	4.739%	1,372,275	1,427,924
Series 2006-C1 Class A4
02/15/31	5.156%	1,187,000	1,272,625
Series 2007-C2 Class A3
02/15/40	5.430%	6,655,315	7,388,231
Merrill Lynch/Countrywide Commercial Mortgage Trust (b)(f)
Series 2007-6 Class A4
03/12/51	5.485%	3,885,000	4,312,031
Series 2007-8 Class A3
08/12/49	6.089%	5,075,000	5,716,861
Morgan Stanley Capital I, Inc. (b)(f)
Series 2006-T23 Class A4
08/12/41	5.986%	7,095,000	7,853,221
Series 2007-IQ15 Class A4
06/11/49	6.107%	4,335,000	4,873,299
Series 2007-IQ16 Class AM
12/12/49	6.298%	3,000,000	3,413,289
Morgan Stanley Capital I, Inc. (f)
Series 2007-IQ16 Class A4
12/12/49	5.809%	1,000,000	1,128,902
Morgan Stanley Capital I Series 2007-T27 Class A4 (b)(f)
06/11/42	5.814%	4,589,000	5,196,813
Morgan Stanley Re-Remic Trust (a)(b)(f)
Series 2009-GG10 Class A4B
08/12/45	5.994%	2,220,000	2,450,254
Series 2010-GG10 Class A4A
08/15/45	5.994%	6,928,000	7,633,513
RIAL (a)(f)
06/20/28	2.500%	728,471	728,471
Rialto Real Estate Fund Series 2013-LT2 Class A (a)(f)
05/22/28	2.833%	769,268	770,054

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
S2 Hospitality LLC Series 2012-LV1 Class A (a)(f)
04/15/25	4.500%	$68,099	$68,099
SMA 1 LLC Series 2012-LV1 Class A (a)(f)
08/20/25	3.500%	203,276	204,004
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class A3 (b)(f)
08/15/39	5.570%	500,419	517,604
UBS-Barclays Commercial Mortgage Trust Series 2013-C6 Class AS (f)
04/10/46	3.469%	800,000	772,938
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class AS (a)(f)
01/10/45	5.154%	3,600,000	3,943,688
WF-RBS Commercial Mortgage Trust (f)
Series 2011-C5 Class A4
11/15/44	3.667%	4,885,000	5,026,689
Series 2012-C6 Class AS
04/15/45	3.835%	5,500,000	5,591,784
Series 2012-C7 Class A2
06/15/45	3.431%	7,495,000	7,467,855
Series 2012-C8 Class A3
08/15/45	3.001%	2,880,000	2,789,541
Series 2013-C11 Class A2
03/15/45	2.029%	870,000	880,064
Wachovia Bank Commercial Mortgage Trust (b)(f)
Series 2005-C20 Class A7
07/15/42	5.118%	4,438,434	4,694,012
Series 2006-C24 Class A3
03/15/45	5.558%	1,547,000	1,677,165
Series 2006-C27 Class AM
07/15/45	5.795%	1,595,000	1,745,074
Wells Fargo Commercial Mortgage Trust Series 2013-LC12 Class A4 (b)(f)
07/15/46	4.218%	5,090,000	5,309,471
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $223,875,643)			$220,471,088

Asset-Backed Securities - Agency 0.8%
Small Business Administration Participation Certificates
Series 2012-20C Class 1
03/01/32	2.510%	540,331	521,155
Series 2012-20L Class 1
12/01/32	1.930%	511,942	473,916
Series 2013-20A Class 1
01/01/33	2.130%	1,306,907	1,228,742
Series 2013-20B Class 1
02/01/33	2.210%	5,467,017	5,156,627
Series 2013-20C Class 1
03/01/33	2.220%	4,215,831	3,984,059
Series 2013-20D Class 1
04/01/33	2.080%	4,692,173	4,385,068

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Agency (continued)
Series 2013-20F Class 1
06/01/33	2.450%	$2,655,000	$2,547,670
Series 2013-20G Class 1
07/01/33	3.150%	1,305,000	1,303,454
Series 2013-20H Class 1
08/01/33	3.160%	5,545,000	5,538,691
Series 2013-20I Class 1
09/01/33	3.620%	5,705,000	5,864,373
Series 2013-20K Class 1
11/01/33	3.380%	1,575,000	1,596,113
Total Asset-Backed Securities - Agency (Cost: $33,523,803)			$32,599,868

Asset-Backed Securities - Non-Agency 6.0%
ARES XXVI CLO Ltd. Series 2013-1A Class A (a)(b)
04/15/25	1.344%	5,575,000	5,501,650
Academic Loan Funding Trust Series 2012-1A Class A2 (a)(b)
12/27/44	1.266%	3,500,000	3,503,239
Access Group, Inc. Series 2005-2 Class A3 (b)
11/22/24	0.418%	1,958,628	1,924,360
Aircastle Aircraft Lease-Backed Trust Series 2007-1A Class G1 (a)(b)
06/14/37	0.479%	2,655,913	2,445,034
Ally Auto Receivables Trust Series 2013-2 Class A3
01/15/18	0.790%	3,660,000	3,663,591
Ally Master Owner Trust Series 2012-5 Class A
09/15/19	1.540%	1,195,000	1,196,500
American Express Credit Account Master Trust Series 2013-3 Class A
05/15/19	0.980%	2,715,000	2,720,097
Argent Securities, Inc. Series 2005-W2 Class A2B1 (b)
10/25/35	0.366%	3,912,623	3,841,413
Atrium X (a)(b)
Series 10A Class A
07/16/25	1.396%	4,000,000	3,950,248
Series 10A Class B1
07/16/25	1.926%	1,250,000	1,239,531
BMW Vehicle Owner Trust Series 2013-A Class A3
11/27/17	0.670%	2,605,000	2,609,155
Babcock & Brown Air Funding I Ltd. Series 2007-1A Class G1 (a)(b)
11/14/33	0.619%	2,831,491	2,378,453
Beacon Container Finance LLC Series 2012-1A Class A (a)
09/20/27	3.720%	2,657,592	2,692,077

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Blue Hill CLO Ltd. (a)(d)
12/15/25	0.500%	$3,000,000	$3,000,000
Brazos Higher Education Authority Series 2005-1 Class 1A3 (b)
09/26/22	0.361%	2,750,000	2,722,507
CIT Education Loan Trust Series 2007-1 Class B (a)(b)
06/25/42	0.551%	1,324,286	1,184,139
Capital One Multi-Asset Execution Trust Series 2013-A3 Class A3
09/16/19	0.960%	8,215,000	8,150,308
Carlyle Global Market Strategies Series 2013-2A Class A1 (a)(b)
04/18/25	1.396%	2,840,000	2,811,546
Chase Issuance Trust Series 2013-A8 Class A8
10/15/18	1.010%	8,060,000	8,082,646
Citicorp Residential Mortgage Securities, Inc. Series 2007-2 Class A3 (b)
06/25/37	5.923%	624,988	629,625
Citigroup Mortgage Loan Trust, Inc. Series 2006-AMC1 Class A2B (b)
09/25/36	0.326%	3,512,132	1,698,924
Countrywide Asset-Backed Certificates (b)
Series 2005-1 Class MV3
07/25/35	0.646%	3,505,000	3,380,464
Series 2007-S2 Class A3 (NPFGC)
05/25/37	5.813%	651,707	618,547
Series 2007-S2 Class A6 (NPFGC)
05/25/37	5.779%	1,194,591	1,172,533
Credit-Based Asset Servicing and Securitization LLC (b)
Series 2005-CB7 Class AF3
11/25/35	4.333%	2,198,820	2,161,596
Series 2007-CB1 Class AF3
01/25/37	4.441%	5,334,982	2,655,775
Cronos Containers Program Ltd. (a)
Series 2012-1A Class A
05/18/27	4.210%	1,275,000	1,288,514
Series 2012-2A Class A
09/18/27	3.810%	2,650,000	2,704,438
Crown Castle Towers LLC Senior Secured (a)
01/15/37	5.495%	2,000,000	2,202,126
EFS Volunteer No. 2 LLC Series 2012-1 Class A2 (a)(b)
03/25/36	1.520%	2,700,000	2,735,383
Education Loan Asset-Backed Trust I Series 2013-1 Class A2 (a)(b)
04/26/32	0.966%	4,650,000	4,462,614
Educational Funding of the South, Inc. Series 2011-1 Class A2 (b)
04/25/35	0.888%	6,000,000	5,981,502

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Educational Services of America, Inc. Series 2012-2 Class A (a)(b)
04/25/39	0.896%	$3,407,683	$3,417,985
First Franklin Mortgage Loan Asset-Backed Certificates (b)
Series 2006-FF18 Class A2D
12/25/37	0.376%	5,325,645	3,171,187
Series 2007-FF2 Class A2B
03/25/37	0.266%	7,538,724	4,491,263
Ford Credit Auto Owner Trust Series 2013-D Class A3
04/15/18	0.670%	5,400,000	5,399,752
GE Business Loan Trust (a)(b)
Series 2004-1 Class A
05/15/32	0.458%	2,188,450	2,091,812
Series 2004-2A Class A
12/15/32	0.388%	1,641,020	1,551,345
Series 2005-2A Class B
11/15/33	0.668%	2,094,635	1,837,628
GE Equipment Small Ticket LLC Series 2011-1A Class A3 (a)
01/21/18	1.450%	189,664	189,777
Goal Capital Funding Trust Series 2006-1 Class B (b)
08/25/42	0.688%	1,690,100	1,489,353
HSBC Home Equity Loan Trust Series 2007-3 Class APT (b)
11/20/36	1.368%	5,327,531	5,290,910
Henderson Receivables LLC Series 2013-3A Class A (a)
01/17/73	4.080%	2,983,420	2,960,412
Honda Auto Receivables Owner Trust Series 2013-4 Class A3
09/18/17	0.690%	4,335,000	4,340,873
ING Investment Management CLO V Ltd. Series 2007-5A Class A1A (a)(b)
05/01/22	0.472%	6,302,000	6,163,721
JPMorgan Mortgage Acquisition Corp. (b)
Series 2007-CH1 Class AV4
11/25/36	0.296%	4,000,000	3,953,320
Series 2007-CH2 Class AV2
01/25/37	0.236%	31,364	31,242
Long Beach Mortgage Loan Trust Series 2005-1 Class M1 (b)
02/25/35	0.916%	1,428,669	1,421,794
MAPS CLO Fund II, Ltd. Series 2007-2A Class A1 (a)(b)
07/20/22	0.482%	2,875,000	2,776,753
Mercedes-Benz Auto Lease Trust Series 2013-B Class A3
07/15/16	0.620%	3,025,000	3,024,853
Mid-State Trust Series 7 Class A
10/15/36	6.340%	2,242,973	2,359,881
Mid-State Trust (a)
Series 2006-1 Class A

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
10/15/40	5.787%	$1,675,036	$1,764,471
Montana Higher Education Student Assistance Corp. Series 2012-1 Class A3 (b)
07/20/43	1.218%	3,000,000	2,923,112
Mountain View CLO III Ltd. Series 2007-3A Class A1 (a)(b)
04/16/21	0.461%	6,748,812	6,650,131
Nationstar Home Equity Loan Trust Series 2007-B Class 2AV3 (b)
04/25/37	0.416%	7,509,000	5,310,417
Nelnet Student Loan Trust (a)(b)
Series 2012-5A Class A
10/27/36	0.766%	3,760,738	3,739,031
Nelnet Student Loan Trust (b)
Series 2008-3 Class A4
11/25/24	1.888%	4,270,000	4,459,789
Newcastle Mortgage Securities Trust Series 2006-1 Class A3 (b)
03/25/36	0.346%	1,178,047	1,161,940
Nissan Auto Lease Trust Series 2013-B Class A3
06/15/16	0.750%	1,700,000	1,701,987
Nomad CLO Ltd. Series 2013-1A Class A1 (a)(b)
01/15/25	1.468%	3,525,000	3,488,499
OHA Credit Partners VIII Ltd. (a)(b)
Series 2013-8A Class A
04/20/25	1.362%	2,840,000	2,800,288
Series 2013-8A Class B
04/20/25	1.892%	2,000,000	1,991,372
Park Place Securities, Inc. (b)
Series 2004-WWF1 Class M2
12/25/34	1.186%	3,620,622	3,612,443
Series 2005-WCW1 Class A3D
09/25/35	0.506%	1,750,191	1,740,284
Porsche Innovative Lease Owner Trust Series 2013-1 Class A3 (a)
08/22/16	0.700%	2,600,000	2,601,914
Race Point VIII CLO Ltd. Series 2013-8A Class A (a)(b)
02/20/25	1.487%	5,105,000	5,059,576
Residential Asset Mortgage Products, Inc. Series 2006-RS3 Class A3 (b)
05/25/36	0.366%	1,764,414	1,643,289
SG Mortgage Securities Trust Series 2005-OPT1 Class A3 (b)
10/25/35	0.516%	3,100,000	3,003,187
SLC Student Loan Trust Series 2006-2 Class A5 (b)
09/15/26	0.354%	4,000,000	3,878,460
SLM Private Education Loan Trust Series 2013-B Class A2B (a)(b)
06/17/30	1.268%	1,200,000	1,189,223
SLM Student Loan Trust (b)

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2007-6 Class B
04/27/43	1.088%	$1,165,000	$1,005,924
Series 2008-2 Class B
01/25/29	1.438%	1,165,000	988,864
Series 2008-3 Class B
04/25/29	1.438%	1,165,000	1,017,714
Series 2008-4 Class A4
07/25/22	1.888%	4,250,000	4,435,070
Series 2008-4 Class B
04/25/29	2.088%	1,165,000	1,071,803
Series 2008-5 Class B
07/25/29	2.088%	1,165,000	1,127,151
Series 2008-6 Class B
07/25/29	2.088%	1,165,000	1,110,349
Series 2008-7 Class B
07/25/29	2.088%	1,165,000	1,114,476
Series 2008-8 Class B
10/25/29	2.488%	1,165,000	1,145,449
Series 2008-9 Class B
10/25/29	2.488%	1,165,000	1,178,533
Series 2011-1 Class A2
10/25/34	1.316%	3,285,000	3,363,153
Series 2012-7 Class A3
05/26/26	0.816%	4,000,000	3,947,339
SMART Trust Series 2012-1USA Class A4A (a)
12/14/17	2.010%	1,349,000	1,367,431
SVO VOI Mortgage Corp. Series 2012-AA Class A (a)
09/20/29	2.000%	1,553,611	1,559,411
Schahin II Finance Co. SPV Ltd. Senior Secured (a)
09/25/22	5.875%	1,791,460	1,728,759
Scholar Funding Trust Series 2011-A Class A (a)(b)
10/28/43	1.138%	1,572,132	1,573,267
Sierra Receivables Funding Co. LLC Series 2012-3A Class A (a)
08/20/29	1.870%	1,414,672	1,426,310
TAL Advantage LLC Series 2006-1A Class NOTE (a)(b)
04/20/21	0.358%	1,123,750	1,108,697
Triton Container Finance LLC Series 2012-1A Class A (a)
05/14/27	4.210%	1,785,000	1,803,862
Volkswagen Auto Loan Enhanced Trust Series 2013-2 Class A3
04/20/18	0.700%	3,510,000	3,512,184
WaMu Asset-Backed Certificates Series 2007-HE1 Class 2A3 (b)
01/25/37	0.316%	6,932,051	3,812,642

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Wells Fargo Home Equity Trust Series 2007-2 Class A1 (b)
04/25/37	0.256%	$181,469	$181,040
Total Asset-Backed Securities - Non-Agency (Cost: $242,694,831)			$249,571,237

Inflation-Indexed Bonds 5.0%
UNITED STATES 5.0%
U.S. Treasury Inflation-Indexed Bond
04/15/14	1.250%	14,083,835	14,127,848
07/15/14	2.000%	31,780,152	32,390,935
04/15/15	0.500%	18,815,514	19,163,902
04/15/16	0.125%	48,990,739	50,257,590
04/15/17	0.125%	57,604,457	59,445,092
04/15/18	0.125%	24,552,454	25,312,045
02/15/41	2.125%	4,864,769	5,583,461
Total			206,280,873
Total Inflation-Indexed Bonds (Cost: $209,861,587)			$206,280,873

U.S. Treasury Obligations 11.3%
U.S. Treasury
04/30/17	0.875%	75,000,000	75,328,125
05/15/22	1.750%	3,300,000	3,115,406
05/31/16	1.750%	7,500,000	7,750,192
08/15/42	2.750%	3,000,000	2,435,625
02/15/36	4.500%	1,000,000	1,136,562
08/15/43	3.625%	17,465,000	16,886,472
09/30/15	0.250%	32,391,000	32,385,939
09/30/20	2.000%	500,000	498,633
10/31/18	1.250%	5,663,300	5,639,848
05/15/43	2.875%	10,900,000	9,014,641
05/31/15	0.250%	15,000,000	15,009,375
08/15/23	2.500%	9,100,000	8,930,085
09/30/19	1.000%	11,000,000	10,566,017
09/30/17	0.625%	17,400,000	17,204,250
10/31/19	1.250%	23,000,000	22,381,875
11/15/43	3.750%	16,525,000	16,352,000
09/30/17	1.875%	8,000,000	8,285,000
10/31/15	0.250%	13,000,000	12,995,424
11/15/23	2.750%	120,290,000	120,233,614
U.S. Treasury (d)
11/30/18	1.250%	49,810,000	49,529,819
U.S. Treasury (i)
09/15/16	0.875%	35,117,000	35,492,857
Total U.S. Treasury Obligations (Cost: $474,146,141)			$471,171,759

U.S. Government & Agency Obligations 1.2%
Federal Home Loan Banks (b)
05/26/28	0.750%	8,870,000	8,471,200

Issuer	Coupon Rate	Principal Amount	Value

U.S. Government & Agency Obligations (continued)
Federal Home Loan Mortgage Corp.
12/05/14	0.350%	$10,000,000	$10,016,860
Federal National Mortgage Association
10/22/15	0.500%	7,660,000	7,675,389
02/12/18	8.950%	9,612,000	12,588,029
Residual Funding Corp. (k)
STRIPS
10/15/19	0.000%	5,834,000	5,146,545
10/15/20	0.000%	4,625,000	3,881,971
Total U.S. Government & Agency Obligations (Cost: $48,575,737)			$47,779,994

Foreign Government Obligations(l)(m) 1.7%
ARGENTINA —%
Argentina Boden Bonds
10/03/15	7.000%	300,000	295,500
Argentina Republic Government International Bond Senior Unsecured (b)
12/15/35	0.000%	850,000	76,075
Total			371,575

ARMENIA —%
Republic of Armenia Senior Unsecured (a)
09/30/20	6.000%	200,000	197,414

BAHRAIN —%
Bahrain Government International Bond Senior Unsecured (a)
08/01/23	6.125%	200,000	206,400

BRAZIL 0.5%
Brazilian Government International Bond
01/15/18	8.000%	300,000	333,750
Senior Unsecured
01/17/17	6.000%	4,000,000	4,470,000
01/07/25	4.250%	400,000	376,000
01/07/41	5.625%	3,438,000	3,291,885
Caixa Economica Federal Senior Unsecured
11/06/17	2.375%	150,000	139,125
Petrobras Global Finance BV
05/20/23	4.375%	1,750,000	1,590,452
Petrobras Global Finance BV (b)
05/20/16	1.857%	7,000,000	6,918,764
Petrobras International Finance Co.
01/27/21	5.375%	200,000	199,930
01/27/41	6.750%	1,820,000	1,730,569
Total			19,050,475

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (l)(m) (continued)
CHILE —%
Chile Government International Bond Senior Unsecured
10/30/22	2.250%	$730,000	$657,000
Codelco Senior Unsecured (a)
07/17/22	3.000%	200,000	181,522
Total			838,522
COLOMBIA 0.1%
Colombia Government International Bond
Senior Unsecured
01/27/17	7.375%	200,000	232,000
09/18/37	7.375%	100,000	121,750
01/18/41	6.125%	2,421,000	2,556,280
Corporación Andina de Fomento
06/15/22	4.375%	400,000	401,525
Senior Unsecured
06/04/19	8.125%	1,400,000	1,722,196
Ecopetrol SA Senior Unsecured
07/23/19	7.625%	125,000	147,500
Total			5,181,251
COSTA RICA 0.1%
Instituto Costarricense de Electricidad Senior Unsecured (a)
11/10/21	6.950%	2,400,000	2,476,800
CROATIA —%
Hrvatska Elektroprivreda Senior Unsecured
11/09/17	6.000%	200,000	201,750
FRANCE 0.1%
Electricite de France Subordinated Notes (a)(b)
12/31/49	5.250%	2,470,000	2,440,360
GHANA —%
Republic of Ghana (a)
08/07/23	7.875%	200,000	196,000
HUNGARY —%
Hungary Government International Bond
Senior Unsecured
02/19/18	4.125%	70,000	70,194
01/29/20	6.250%	70,000	75,162
03/29/21	6.375%	70,000	75,135

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (l)(m) (continued)
HUNGARY (CONTINUED)
11/22/23	5.750%	$100,000	$99,000
Total			319,491
ICELAND —%
Iceland Government International Bond
06/16/16	4.875%	290,000	301,963
INDONESIA —%
Indonesia Government International Bond
Senior Unsecured
01/17/18	6.875%	100,000	112,250
03/04/19	11.625%	200,000	268,500
Majapahit Holding BV
01/20/20	7.750%	200,000	220,000
PT Pertamina Persero
Senior Unsecured
05/03/22	4.875%	200,000	182,250
PT Pertamina Persero (a)
Senior Unsecured
05/20/23	4.300%	200,000	170,000
Total			953,000
IRELAND —%
Vnesheconombank Via VEB Finance PLC Senior Unsecured (a)
11/21/18	4.224%	200,000	199,924
ITALY —%
Republic of Italy Senior Unsecured
09/27/23	6.875%	1,270,000	1,522,984
KAZAKHSTAN —%
KazMunayGas National Co. JSC Senior Unsecured
04/09/21	6.375%	200,000	217,500
LITHUANIA —%
Lithuania Government International Bond Senior Unsecured
03/09/21	6.125%	110,000	125,208
MALAYSIA —%
Petroliam Nasional Bhd Senior Unsecured (a)
08/15/15	7.750%	300,000	333,780

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (l)(m) (continued)
MEXICO 0.3%
Comision Federal de Electricidad Senior Unsecured (a)
01/15/24	4.875%	$200,000	$198,500
Mexico Government International Bond
Senior Unsecured
03/19/19	5.950%	220,000	254,650
01/15/20	5.125%	350,000	389,375
03/15/22	3.625%	1,500,000	1,486,500
03/08/44	4.750%	620,000	544,360
Pemex Project Funding Master Trust
03/05/20	6.000%	5,965,000	6,598,781
Petroleos Mexicanos
07/18/18	3.500%	55,000	56,136
05/03/19	8.000%	300,000	362,250
Petroleos Mexicanos (b)
07/18/18	2.266%	75,000	77,438
Total			9,967,990
MOROCCO —%
Morocco Government International Bond Senior Unsecured
12/11/22	4.250%	200,000	184,000
NIGERIA —%
Nigeria Government International Bond (a)
07/12/18	5.125%	200,000	204,538
NORWAY 0.2%
Kommunalbanken AS Senior Unsecured (a)
05/23/18	1.125%	8,860,000	8,718,240
PANAMA —%
Panama Government International Bond Senior Unsecured
01/26/36	6.700%	200,000	222,000
PERU —%
Peruvian Government International Bond Senior Unsecured
07/21/25	7.350%	300,000	378,750
PHILIPPINES —%
Power Sector Assets & Liabilities Management Corp.
11/02/16	6.875%	200,000	225,000
05/27/19	7.250%	200,000	239,000
Total			464,000

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (l)(m) (continued)
POLAND 0.1%
Poland Government International Bond
Senior Unsecured
03/23/22	5.000%	$1,450,000	$1,555,850
03/17/23	3.000%	225,000	205,399
Total			1,761,249
QATAR 0.1%
Nakilat, Inc. Senior Secured (a)
12/31/33	6.067%	1,835,000	1,935,925
RUSSIAN FEDERATION 0.1%
Gazprom Neft OAO Via GPN Capital SA Senior Unsecured (a)
11/27/23	6.000%	200,000	200,662
Gazprom OAO Via Gaz Capital SA Senior Unsecured
04/28/34	8.625%	350,000	412,562
Russian Foreign Bond - Eurobond
Senior Unsecured
04/29/20	5.000%	500,000	538,125
Russian Foreign Bond - Eurobond (a)
Senior Unsecured
01/16/19	3.500%	400,000	406,400
Russian Foreign Bond - Eurobond (b)
Senior Unsecured
03/31/30	7.500%	672,100	786,357
VTB Bank OJSC Via VTB Capital SA
Senior Unsecured
04/12/17	6.000%	200,000	213,000
02/22/18	6.315%	200,000	213,896
Vnesheconombank Via VEB Finance PLC Senior Unsecured
02/13/17	5.375%	200,000	212,420
Total			2,983,422
SAUDI ARABIA —%
Saudi Electricity Global Sukuk Co. Senior Unsecured
04/03/17	2.665%	200,000	204,500
SRI LANKA —%
Sri Lanka Government International Bond Senior Unsecured
10/04/20	6.250%	180,000	174,600
SUPRA-NATIONAL —%
African Export-Import Bank Senior Unsecured
07/27/16	5.750%	300,000	317,250

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (l)(m) (continued)
TRINIDAD AND TOBAGO —%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured
05/08/22	6.000%	$177,083	$187,708
TURKEY —%
Turkey Government International Bond
Senior Unsecured
09/26/16	7.000%	200,000	221,000
03/30/21	5.625%	900,000	934,200
03/17/36	6.875%	400,000	416,500
Total			1,571,700
UNITED ARAB EMIRATES —%
Abu Dhabi National Energy Co. Senior Unsecured (a)
01/12/23	3.625%	300,000	279,375
Emirate of Dubai Government Bonds Senior Unsecured
01/30/43	5.250%	200,000	170,500
Total			449,875
URUGUAY —%
Uruguay Government International Bond
11/18/22	8.000%	250,000	307,500
Senior Unsecured
03/21/36	7.625%	175,000	213,062
Total			520,562
VENEZUELA 0.1%
Petroleos de Venezuela SA
11/02/17	8.500%	3,975,000	3,160,125
VIRGIN ISLANDS —%
Sinopec Group Overseas Development 2013 Ltd. (a)
10/17/23	4.375%	200,000	199,959
ZAMBIA —%
Zambia Government International Bond
09/20/22	5.375%	200,000	175,000
Total Foreign Government Obligations (Cost: $71,418,818)			$68,915,790

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 1.3%
CALIFORNIA 0.3%
Los Angeles Community College District Series 2010
08/01/49	6.750%	$1,225,000	$1,597,609
Los Angeles Unified School District Series 2009
07/01/34	5.750%	655,000	731,196
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
11/01/21	5.700%	3,000,000	3,448,620
03/01/40	7.625%	800,000	1,077,480
03/01/22	6.650%	750,000	889,875
Taxable-Various Purpose
Series 2009
10/01/19	6.200%	1,025,000	1,207,542
Series 2010
03/01/19	6.200%	2,700,000	3,177,495
Total			12,129,817
FLORIDA —%
State Board of Administration Finance Corp. Series 2013A
07/01/16	1.298%	1,290,000	1,292,696
GEORGIA 0.1%
State of Georgia
10/01/23	4.000%	2,395,000	2,645,254
ILLINOIS 0.4%
City of Chicago Waterworks Series 2010
11/01/40	6.742%	375,000	409,132
City of Chicago Series 2012B
01/01/42	5.432%	2,070,000	1,656,352
State of Illinois
Revenue Bonds
Series 2013
Sales Tax
06/15/28	3.350%	2,500,000	2,220,150
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
07/01/21	6.200%	1,000,000	1,058,830
Taxable Build America Bonds
Series 2010
02/01/35	6.630%	4,265,000	4,395,808
Taxable Pension
Series 2003
06/01/18	4.350%	4,000,000	4,097,200
Taxable Pension Bonds
Series 2003

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
06/01/33	5.100%	$1,500,000	$1,376,925
Total			15,214,397
KENTUCKY 0.2%
Kentucky Asset Liability Commission Series 2010
04/01/18	3.165%	6,669,907	6,900,753
MASSACHUSETTS —%
Commonwealth of Massachusetts Series 2010Z
06/01/30	5.631%	240,000	265,562
OHIO 0.1%
JobsOhio Beverage System
Taxable Revenue Bonds
Series 2013-B
01/01/29	3.985%	2,295,000	2,120,580
Series 2013-B
01/01/35	4.532%	2,160,000	2,026,922
Total			4,147,502
PUERTO RICO —%
Puerto Rico Sales Tax Financing Corp. (n)
1st Subordinated Revenue Bonds
Series 2010C
08/01/41	5.250%	710,000	520,167
Revenue Bonds
First Subordinated Series 2009A-1
08/01/43	5.250%	705,000	512,683
First Subordinated Series 2009B
08/01/44	6.500%	285,000	243,456
Total			1,276,306
TEXAS 0.2%
City of Houston Series 2009-A
03/01/32	6.290%	5,500,000	6,279,295
State of Texas Series 2009
04/01/39	5.517%	2,500,000	2,898,550
Total			9,177,845
Total Municipal Bonds (Cost: $54,653,993)			$53,050,132

Issuer	Coupon Rate	Principal Amount	Value

Preferred Debt 0.8%
Banking 0.7%
Citigroup Capital XIII (b)
10/30/40	7.875%	451,350	$12,362,476

Issuer	Coupon Rate	Principal Amount	Value

Preferred Debt (continued)
Banking (continued)
HSBC Holdings PLC
12/31/49	8.000%	131,050	$3,531,798
M&T Bank Corp. (b)
01/01/00	6.375%	4,540	4,211,985
01/01/00	6.375%	435	417,056
PNC Financial Services Group, Inc. (The) (b)
12/31/49	6.125%	154,700	3,957,226
U.S. Bancorp (b)
12/31/49	6.500%	132,350	3,539,039
Wells Fargo & Co. (b)
12/31/49	5.850%	90,000	2,179,800
Total			30,199,380
Building Materials —%
Stanley Black & Decker, Inc.
07/25/52	5.750%	60,250	1,361,048
Property & Casualty 0.1%
Allstate Corp. (The) (b)
01/15/53	5.100%	78,900	1,916,481
Total Preferred Debt (Cost: $34,728,373)			$33,476,909

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.7%
Airlines —%
American Airlines, Inc. Tranche B Term Loan (b)(o)
06/27/19	3.998%	1,500,000	$1,509,375
Automotive —%
Affinia Group, Inc. Tranche B2 Term Loan (b)(o)
04/25/20	4.750%	53,865	54,538
Brokerage —%
Nuveen Investments, Inc. Tranche B 2nd Lien Term Loan (b)(o)
02/28/19	6.500%	144,728	141,544

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Chemicals —%
Axalta Coating Systems Dutch Holding BBV/U.S. Holdings, Inc. Tranche B Term Loan (b)(o)
02/01/20	4.750%	$93,530	$94,192
Construction Machinery 0.1%
CPM Acquisition Corp. 1st Lien Term Loan (b)(o)
08/29/17	6.250%	120,557	120,707
TNT Crane & Rigging, Inc. Tranche B Term Loan (b)(o)
12/02/20	5.500%	1,500,000	1,485,000
Total			1,605,707
Consumer Cyclical Services —%
New Breed, Inc. Term Loan (b)(o)
10/01/19	6.000%	95,632	95,542
Diversified Manufacturing —%
Gardner Denver, Inc. Term Loan (b)(o)
07/30/20	3.508%	62,810	62,478
Electric —%
Calpine Corp. Term Loan (b)(o)
04/01/18	4.000%	1,500,000	1,508,745
Environmental —%
STI Infrastructure Sarl Term Loan (b)(o)
08/22/20	6.250%	1,000,000	983,750
Food and Beverage 0.2%
HJ Heinz Co. (b)(d)(o)
Tranche B1 Term Loan
06/07/19	3.250%	3,178,661	3,193,346
HJ Heinz Co. (b)(o)
Tranche B1 Term Loan
06/07/19	3.250%	3,092,250	3,106,536
Tranche B2 Term Loan
06/05/20	3.500%	1,890,000	1,901,813
New HB Acquisition LLC Tranche B Term Loan (b)(o)
04/09/20	6.750%	78,000	80,292
Total			8,281,987

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Gaming 0.1%
Golden Nugget, Inc. (b)(o)
Delayed Draw Term Loan
11/06/19	5.500%	$300,000	$302,430
Tranche B Term Loan
11/06/19	5.500%	700,000	705,670
Yonkers Racing Corp. 1st Lien Term Loan (b)(o)
08/21/19	4.250%	1,500,000	1,492,500
Total			2,500,600
Gas Distributors —%
Power Buyer LLC (b)(d)(o)
1st Lien Delayed Draw Term Loan
05/06/20	3.765%	94,375	93,166
Power Buyer LLC (b)(o)
1st Lien Delayed Draw Term Loan
05/06/20	3.765%	72,663	71,732
Powerteam Services Term Loan (b)(o)
05/06/20	4.250%	1,332,962	1,315,887
Total			1,480,785
Health Care —%
American Renal Holdings, Inc. 2nd Lien Term Loan (b)(o)
03/20/20	8.500%	90,000	88,650
ConvaTec, Inc. Term Loan (b)(o)
12/22/16	4.000%	41,693	41,886
U.S. Renal Care, Inc. (b)(o)
1st Lien Tranche B1 Term Loan
07/03/19	5.250%	226,647	228,630
2nd Lien Term Loan
01/03/20	10.250%	193,000	196,378
United Surgical Partners International, Inc. Tranche B Term Loan (b)(o)
04/03/19	4.750%	73,962	74,402
Total			629,946
Independent Energy —%
MEG Energy Corp. Term Loan (b)(o)
03/31/20	3.750%	1,500,000	1,509,375
Lodging —%
Four Seasons Holdings, Inc. 2nd Lien Term Loan (b)(o)
12/28/20	6.250%	36,000	36,855

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Lodging (continued)
Hilton Worldwide Financial LLC Tranche B-2 Term Loan (b)(o)
10/26/20	4.000%	$121,382	$121,720
Playa Resorts Holding Term Loan (b)(o)
08/09/19	4.750%	51,000	51,415
Total			209,990
Media Non-Cable —%
Tribune Co. Tranche B Term Loan (b)(o)
12/01/20	4.000%	1,500,000	1,492,965
Metals 0.1%
Murray Energy Corp. Tranche B Term Loan (b)(o)
11/21/19	5.250%	1,500,000	1,509,840
Walter Energy, Inc. Tranche B Term Loan (b)(o)
04/01/18	6.750%	1,000,000	978,250
Total			2,488,090
Other Industry —%
Gim Channelview Cogen LLC Tranche B Term Loan (b)(o)
05/02/20	4.250%	997,500	1,003,734
Northeast Wind Capital II Tranche B Term Loan (b)(o)
11/07/20	5.000%	500,000	497,500
Total			1,501,234
Packaging —%
Exopack LLC Tranche B Term Loan (b)(o)
05/08/19	5.250%	78,000	79,137
Property & Casualty —%
Asurion LLC Tranche B1 Term Loan (b)(o)
05/24/19	4.500%	268,967	268,782
Lonestar Intermediate Super Holdings LLC Term Loan (b)(o)
09/02/19	11.000%	401,000	415,705
Total			684,487

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Retailers —%
Neiman Marcus Group, Inc. (The) Term Loan (b)(o)
10/25/20	5.000%	$121,000	$121,726
Rite Aid Corp. Tranche 1 2nd Lien Term Loan (b)(o)
08/21/20	5.750%	148,000	151,515
Total			273,241
Technology 0.1%
Ancestry.com, Inc. Tranche B1 Term Loan (b)(o)
12/28/18	5.250%	102,510	102,765
Blue Coat Systems, Inc. 2nd Lien Term Loan (b)(o)
06/28/20	9.500%	160,000	162,400
Digital Insight Corp. (b)(o)
1st Lien Term Loan
10/16/19	4.750%	27,000	27,202
2nd Lien Term Loan
08/01/20	8.750%	32,000	32,107
First Data Corp. Tranche B Term Loan (b)(o)
09/24/18	4.250%	1,500,000	1,503,270
ION Trading Technologies SARL 2nd Lien Term Loan (b)(o)
05/22/21	8.250%	202,933	204,794
Triple Point Group Holdings, Inc. (b)(o)
1st Lien Term Loan
07/10/20	5.250%	111,000	98,790
2nd Lien Term Loan
07/10/21	9.250%	107,000	90,950
Total			2,222,278
Wirelines 0.1%
Integra Telecom Holdings, Inc. (b)(o)
2nd Lien Term Loan
02/21/20	9.750%	26,000	26,639
Tranche B Term Loan
02/22/19	5.250%	74,625	75,348
Level 3 Financing, Inc. Tranche B-3 Term Loan (b)(o)
08/01/19	4.000%	1,500,000	1,509,060
Total			1,611,047
Total Senior Loans (Cost: $31,022,552)			$31,021,033

Issuer	Shares	Value

Warrants —%

ENERGY —%

Energy Equipment & Services —%

Green Field Energy Services, Inc. (a)(e)(p)	327	$330
TOTAL ENERGY		330

Total Warrants (Cost: $19,947)		$330

Issuer	Effective Yield	Principal Amount	Value

Treasury Bills —%

UNITED STATES —%

U.S. Treasury Bills (i)
12/05/13	0.020%	485,000	$484,998

Total Treasury Bills (Cost: $484,997)			$484,998

	Shares	Value

Money Market Funds 9.2%

Columbia Short-Term Cash Fund, 0.094% (q)(r)	382,316,985	$382,316,985

Total Money Market Funds (Cost: $382,316,985)		$382,316,985

Total Investments
(Cost: $4,488,366,790) (s)		$4,472,792,542(t)
Other Assets & Liabilities, Net		(314,238,996)
Net Assets		$4,158,553,546

Investments in Derivatives
Futures Contracts Outstanding at November 30, 2013

At November 30, 2013, securities totaling $5,040,082 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
U.S. 2-year	2,031	USD	447,422,963	March 2014	105,530	—
U.S. 5-year	1,315	USD	159,012,272	March 2014	189,260	—
U.S. 10-year	(2,650)	USD	(332,243,750)	March 2014	—	(924,327)
U.S. Long Bond	(195)	USD	(25,496,250)	March 2014	66,092	—
U.S. Ultra T-Bond	(112)	USD	(15,582,000)	March 2014	—	(71,996)
Euro 90-day	600	USD	149,475,000	December 2014	250,275	—
Euro 90-day	(300)	USD	(74,343,750)	December 2015	—	(85,704)
Euro 90-day	(300)	USD	(74,167,500)	March 2016	—	(81,393)
Euro 90-day	(200)	USD	(49,185,000)	September 2016	—	(218,050)
Total					611,157	(1,381,470)

Credit Default Swap Contracts Outstanding at November 30, 2013

At November 30, 2013, securities totaling $3,598,000 were pledged as collateral to cover open credit default swap contracts. At November 30, 2013, cash totaling $5,000 was received from broker as collateral to cover open credit default swap contracts.

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Barclays Bank, PLC	June 20, 2018	1.000	7,230,000	(31,987)	(186,580)	(14,259)	—	(232,826)
Citibank	CDX Emerging Markets Index 19-V1	June 20, 2018	5.000	3,480,000	(280,603)	172,824	(34,317)	—	(142,096)
Goldman Sachs International	CDX Emerging Markets Index 19-V1	June 20, 2018	5.000	3,455,000	(278,587)	126,209	(34,070)	—	(186,448)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	CDX North America High Yield 20	June 20, 2018	5.000	17,040,000	(1,425,254)	863,562	(168,032)	—	(729,724)
Barclays	CDX North America High Yield Index 20-V1	June 20, 2018	5.000	13,875,000	(1,160,528)	378,965	(136,822)	—	(918,385)
JPMorgan	CDX North America Investment Grade 20	June 20, 2018	1.000	23,680,000	(406,136)	180,358	(46,702)	—	(272,480)
Morgan Stanley*	CDX North America Investment Grade 20-V1	June 20, 2018	1.000	100,000	(736)	—	(197)	—	(933)
JPMorgan	Citigroup, Inc.	June 20, 2018	1.000	6,265,000	(71,398)	(21,744)	(12,356)	—	(105,498)
Barclays	Goldman Sachs Group, Inc.	June 20, 2018	1.000	25,000	(62)	(386)	(49)	—	(497)
Morgan Stanley	Goldman Sachs Group, Inc.	June 20, 2018	1.000	7,175,000	(17,900)	(107,405)	(14,151)	—	(139,456)
Goldman Sachs International	Home Depot, Inc.	June 20, 2018	1.000	10,480,000	(345,795)	290,136	(20,669)	—	(76,328)
JPMorgan	Home Depot, Inc.	June 20, 2018	1.000	285,000	(9,404)	8,292	(562)	—	(1,674)
Citibank	Marriott International, Inc.	June 20, 2018	1.000	5,260,000	(124,988)	110,812	(10,374)	—	(24,550)
Goldman Sachs International	Textron, Inc.	June 20, 2018	1.000	5,595,000	(3,393)	(48,237)	(11,035)	—	(62,665)
Citibank	H.J. Heinz Company	September 20, 2018	1.000	2,970,000	51,352	(90,686)	(5,858)	—	(45,192)
Goldman Sachs International	Home Depot, Inc.	September 20, 2018	1.000	6,055,000	(205,962)	171,423	(11,942)	—	(46,481)
Barclays	Morgan Stanley	September 20, 2018	1.000	2,745,000	(6,168)	(99,852)	(5,414)	—	(111,434)
Citibank	Morgan Stanley	September 20, 2018	1.000	4,120,000	(9,258)	(156,824)	(8,126)	—	(174,208)
Citibank	Nucor Corp.	September 20, 2018	1.000	2,645,000	(61,293)	18,166	(5,217)	—	(48,344)
Goldman Sachs International	Nucor Corp.	September 20, 2018	1.000	1,060,000	(24,563)	8,739	(2,091)	—	(17,915)
Barclays	Telecom Italia SPA	September 20, 2018	1.000	1,080,000	78,287	(101,894)	(2,130)	—	(25,737)
Goldman Sachs International	Bank of America Corp.	December 20, 2018	1.000	11,600,000	(77,593)	78,426	(22,878)	—	(22,045)
Morgan Stanley *	CDX North America Investment Grade 21-V1	December 20, 2018	1.000	13,210,000	(96,009)	—	(26,053)	—	(122,062)
Morgan Stanley *	CDX North America Investment Grade 21-V1	December 20, 2018	5.000	13,835,000	(62,617)	—	(136,428)	—	(199,045)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	Citigroup, Inc.	December 20, 2018	1.000	6,065,000	(55,370)	49,853	(11,962)	—	(17,479)
Barclays	D.R. Horton, Inc.	December 20, 2018	1.000	1,155,000	46,572	(53,200)	(2,278)	—	(8,906)
JPMorgan	D.R. Horton, Inc.	December 20, 2018	1.000	10,420,000	420,152	(470,929)	(20,551)	—	(71,328)
Goldman Sachs International	H.J. Heinz Company	December 20, 2018	1.000	5,360,000	121,656	(145,725)	(10,571)	—	(34,640)
Barclays	Limited Brands, Inc.	December 20, 2018	1.000	6,050,000	159,204	(213,516)	(11,932)	—	(66,244)
Goldman Sachs International	Toll Brothers, Inc.	December 20, 2018	1.000	13,510,000	416,724	(608,729)	(26,645)	—	(218,650)
Total								—	(4,123,270)

*At November 30, 2013, $868,145 was held in a margin deposit account as collateral to cover initial margin requirements on open centrally cleared credit default swap contracts.

Interest Rate Swap Contracts Outstanding at November 30, 2013

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount ($)	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley *	3-Month USD LIBOR-BBA	Receive	0.816	September 25, 2016	USD	106,000	96	—	(882)
Total								—	(882)

*At November 30, 2013, $655 was held in a margin deposit account as collateral to cover initial margin requirements on open centrally cleared interest rate swap contacts.

Notes to Portfolio of Investments
(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, the value of these securities amounted to $516,474,452 or 12.42% of net assets.

(b)	Variable rate security.
(c)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At November 30, 2013, the value of these securities amounted to $284,875, which represents 0.01% of net assets.

(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at November 30, 2013 was $3,886,898, representing 0.09% of net assets. Information concerning such security holdings at November 30, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Green Field Energy Services, Inc.
Secured
11/15/16 13.000%	04-20-12	321,745
Green Field Energy Services, Inc.	04-20-12	19,947
Lone Pine Resources Canada Ltd.
02/15/17 10.375%	07-10-12	193,964
RALI Trust
CMO IO Series 2006-QS18 Class 1AV
12/25/36 0.408%	05-04-12	1,466,495
RALI Trust
CMO IO Series 2006-QS9 Class 1AV
07/25/36 0.593%	05-09-12	1,143,511
RALI Trust
CMO IO Series 2007-QS1 Class 2AV
01/25/37 0.175%	05-07-12	688,097

(f)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(h)	Principal Only (PO) security issued with a zero coupon. Income is recognized through the accretion of discount.
(i)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts and swap contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(j)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2013, the value of these securities amounted to $4,868,139, which represents 0.12% of net assets.

(k)	Zero coupon bond.
(l)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(m)	Principal and interest may not be guaranteed by the government.
(n)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At November 30, 2013, the value of these securities amounted to $1,276,306 or 0.03% of net assets.

(o)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of November 30, 2013. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(p)	Non-income producing.
(q)	The rate shown is the seven-day current annualized yield at November 30, 2013.
(r)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	324,817,096	571,535,404	(514,035,515)	382,316,985	68,635	382,316,985

(s)

At November 30, 2013, the cost of securities for federal income tax purposes was approximately $4,488,367,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$55,377,000
Unrealized Depreciation	(70,951,000)
Net Unrealized Depreciation	$(15,574,000)

(t)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputsand/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Airlines	—	31,518,500	10,662,562	42,181,062
All Other Industries	—	1,460,329,413	—	1,460,329,413
Residential Mortgage-Backed Securities - Agency	—	884,408,792	—	884,408,792
Residential Mortgage-Backed Securities - Non-Agency	—	194,488,739	10,644,264	205,133,003
Commercial Mortgage-Backed Securities - Agency	—	83,599,276	—	83,599,276
Commercial Mortgage-Backed Securities - Non-Agency	—	210,701,581	9,769,507	220,471,088
Asset-Backed Securities - Agency	—	32,599,868	—	32,599,868
Asset-Backed Securities - Non-Agency	—	241,747,750	7,823,487	249,571,237
Inflation-Indexed Bonds	—	206,280,873	—	206,280,873
U.S. Treasury Obligations	471,171,759	—	—	471,171,759
U.S. Government & Agency Obligations	—	47,779,994	—	47,779,994
Foreign Government Obligations	—	68,915,790	—	68,915,790
Municipal Bonds	—	53,050,132	—	53,050,132
Preferred Debt	33,476,909	—	—	33,476,909
Total Bonds	504,648,668	3,515,420,708	38,899,820	4,058,969,196
Other
Senior Loans
Automotive	—	—	54,538	54,538
Healthcare	—	344,918	285,028	629,946
All Other Industries	—	30,336,549	—	30,336,549
Total Other	—	30,681,467	339,566	31,021,033
Equity Securities
Warrants
Energy	—	330	—	330
Total Equity Securities	—	330	—	330
Short-Term Securities
Treasury Bills	484,998	—	—	484,998
Total Short-Term Securities	484,998	—	—	484,998
Mutual Funds
Money Market Funds	382,316,985	—	—	382,316,985
Total Mutual Funds	382,316,985	—	—	382,316,985
Investments in Securities	887,450,651	3,546,102,505	39,239,386	4,472,792,542
Derivatives
Assets
Futures Contracts	611,157	—	—	611,157
Liabilities
Futures Contracts	(1,381,470)	—	—	(1,381,470)
Swap Contracts	—	(4,124,152)	—	(4,124,152)
Total	886,680,338	3,541,978,353	39,239,386	4,467,898,077

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes ($)	Residential Mortgage- Backed Securities - Agency ($)	Residential Mortgage- Backed Securities - Non-Agency ($)	Commercial Mortgage- Backed Securities - Non-Agency ($)	Asset-Backed Securities - Non-Agency ($)	Senior Loans ($)	Total ($)
Balance as of August 31, 2013	15,912,047	6,000,000	21,637,909	11,968,147	5,015,284	—	60,533,387
Accrued discounts/premiums	(29,570)	—	118	(321)	19,628	127	(10,018)
Realized gain (loss)	—	—	1,066	492	17,938	244	19,740
Change in unrealized appreciation (depreciation)(a)	213,174	—	184,835	12,817	6,262	3,211	420,299
Sales	(108,179)	—	(644,938)	(2,211,628)	(235,625)	(192,454)	(3,392,824)
Purchases	—	—	101,066	—	3,000,000	—	3,101,066
Transfers into Level 3	—	—	—	—	—	528,438	528,438
Transfers out of Level 3	(5,324,910)	(6,000,000)	(10,635,792)	—	—	—	(21,960,702)
Balance as of November 30, 2013	10,662,562	—	10,644,264	9,769,507	7,823,487	339,566	39,239,386

(a) Change in unrealized appreciation (depreciation) relating to securities held at November 30, 2013 was $420,299, which is comprised of Corporate Bonds & Notes of $213,174, Residential Mortgage-Backed Securities - Non-Agency of $184,835, Commercial Mortgage-Backed Securities - Non-Agency of $12,817, Asset-Backed Securities - Non-Agency of $6,262 and Senior Loans of $3,211.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain corporate bonds, senior loans,  residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Active Portfolios® Multi-Manager Small Cap Equity Fund

November 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.8%

CONSUMER DISCRETIONARY 11.9%

Auto Components 0.9%

American Axle & Manufacturing Holdings, Inc. (a)	78,000	$1,560,000
Motorcar Parts of America, Inc. (a)	61,607	1,083,667
Tenneco, Inc. (a)	35,500	2,037,700
Tower International, Inc. (a)	74,500	1,601,005
Total		6,282,372

Automobiles 0.7%

Thor Industries, Inc.	91,741	4,960,436

Diversified Consumer Services 1.3%

Grand Canyon Education, Inc. (a)	101,968	4,643,623
LifeLock, Inc. (a)	66,100	1,138,242
Sotheby’s	20,803	1,066,362
Steiner Leisure Ltd. (a)	35,079	2,075,273
Total		8,923,500

Hotels, Restaurants & Leisure 1.3%

AFC Enterprises, Inc. (a)	19,381	844,818
Bally Technologies, Inc. (a)	14,738	1,099,013
Domino’s Pizza, Inc.	13,482	932,011
Jack in the Box, Inc. (a)	24,456	1,157,991
Papa John’s International, Inc.	13,913	1,180,866
Potbelly Corp. (a)	3,430	95,611
Red Robin Gourmet Burgers, Inc. (a)	10,931	871,310
Sonic Corp. (a)	135,563	2,682,792
Total		8,864,412

Household Durables 1.0%

Helen of Troy Ltd. (a)	54,610	2,660,053
KB Home	74,000	1,297,220
La-Z-Boy, Inc.	45,001	1,316,729
Standard Pacific Corp. (a)	177,000	1,447,860
Total		6,721,862

Internet & Catalog Retail 0.3%

HomeAway, Inc. (a)	30,411	1,110,001
Shutterfly, Inc. (a)	19,464	919,285
Total		2,029,286

Leisure Equipment & Products 0.2%

Black Diamond, Inc. (a)	76,233	1,017,711

Media 2.2%

Carmike Cinemas, Inc. (a)	47,216	1,130,351

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER DISCRETIONARY (CONTINUED)

Media (continued)

Cinemark Holdings, Inc.	26,124	$861,831
Cumulus Media, Inc. Class A (a)	185,770	1,296,674
Gray Television, Inc. (a)	345,520	4,232,620
Live Nation Entertainment, Inc. (a)	53,835	988,949
MDC Partners, Inc., Class A	73,317	1,668,695
Morningstar, Inc.	23,075	1,924,686
Sinclair Broadcast Group, Inc., Class A	84,618	2,777,163
Total		14,880,969

Specialty Retail 3.3%

Cato Corp. (The), Class A	78,155	2,660,396
Chico’s FAS, Inc.	247,860	4,632,503
Finish Line, Inc., Class A (The)	97,785	2,582,502
Haverty Furniture Companies, Inc.	38,383	1,093,916
Hibbett Sports, Inc. (a)	52,500	3,389,925
Lithia Motors, Inc., Class A	13,318	880,053
Lumber Liquidators Holdings, Inc. (a)	7,878	793,236
Office Depot, Inc. (a)	228,650	1,243,856
Pier 1 Imports, Inc.	37,000	824,730
Sonic Automotive, Inc., Class A	55,000	1,304,600
Wet Seal, Inc. (The), Class A (a)	195,000	649,350
Zale Corp. (a)	132,540	1,954,965
Total		22,010,032

Textiles, Apparel & Luxury Goods 0.7%

Deckers Outdoor Corp. (a)	19,045	1,573,879
Hanesbrands, Inc.	16,261	1,139,896
Movado Group, Inc.	23,698	1,078,733
Steven Madden Ltd. (a)	26,928	1,049,115
Total		4,841,623
TOTAL CONSUMER DISCRETIONARY		80,532,203

CONSUMER STAPLES 1.2%

Food & Staples Retailing 0.5%

Andersons, Inc. (The)	15,482	1,317,054
Weis Markets, Inc.	50,265	2,565,023
Total		3,882,077

Personal Products 0.7%

Medifast, Inc. (a)	50,000	1,354,500
Nu Skin Enterprises, Inc., Class A	25,300	3,234,352
Total		4,588,852
TOTAL CONSUMER STAPLES		8,470,929

Issuer	Shares	Value

Common Stocks (continued)

ENERGY 6.7%

Energy Equipment & Services 2.8%

CARBO Ceramics, Inc.	26,500	$3,260,295
Dril-Quip, Inc. (a)	12,108	1,314,444
Geospace Technologies Corp. (a)	51,100	4,459,497
Helix Energy Solutions Group, Inc. (a)	59,000	1,310,390
Hercules Offshore, Inc. (a)	180,000	1,150,200
Hornbeck Offshore Services, Inc. (a)	31,000	1,569,530
Pioneer Energy Services Corp. (a)	291,330	2,103,403
Precision Drilling Corp.	266,151	2,488,512
Tesco Corp. (a)	78,000	1,394,640
Total		19,050,911

Oil, Gas & Consumable Fuels 3.9%

Athlon Energy, Inc. (a)	47,000	1,533,140
Bonanza Creek Energy, Inc. (a)	20,493	940,014
Contango Oil & Gas Co.	95,000	4,475,450
Delek U.S. Holdings, Inc.	40,000	1,210,400
Diamondback Energy, Inc. (a)	18,982	944,165
Goodrich Petroleum Corp. (a)	42,679	821,144
Gulfport Energy Corp. (a)	38,712	2,261,942
Matador Resources Co. (a)	140,000	3,050,600
Midstates Petroleum Co., Inc. (a)	120,000	721,200
PDC Energy, Inc. (a)	67,129	3,954,569
Rex Energy Corp. (a)	108,729	2,085,422
Sanchez Energy Corp. (a)	41,052	1,053,805
Stone Energy Corp. (a)	32,675	1,080,889
Targa Resources Corp.	12,903	1,046,304
Triangle Petroleum Corp. (a)	120,113	1,275,600
Total		26,454,644

TOTAL ENERGY		45,505,555

FINANCIALS 18.4%

Capital Markets 1.9%

Apollo Investment Corp.	89,926	811,133
Financial Engines, Inc.	17,485	1,184,609
GAMCO Investors, Inc., Class A	48,405	4,075,701
Medley Capital Corp.	105,000	1,504,650
Piper Jaffray Companies (a)	54,522	2,072,926
Westwood Holdings Group, Inc.	59,775	3,423,912
Total		13,072,931

Commercial Banks 6.5%

Associated Banc-Corp.	176,858	3,049,032
Community Bank System, Inc.	46,000	1,787,560
First Midwest Bancorp, Inc.	29,627	543,952

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Commercial Banks (continued)

FirstMerit Corp.	68,000	$1,561,280
Hancock Holding Co.	69,450	2,444,640
Independent Bank Corp.	44,000	1,679,480
National Penn Bancshares, Inc.	237,019	2,675,945
Old National Bancorp	196,864	3,061,235
PacWest Bancorp	27,241	1,120,695
PrivateBancorp, Inc.	52,000	1,441,960
Prosperity Bancshares, Inc.	30,000	1,923,900
Renasant Corp.	62,000	1,909,600
Sandy Spring Bancorp, Inc.	161,415	4,710,090
Sterling Bancorp	145,187	1,907,757
Susquehanna Bancshares, Inc.	128,000	1,611,520
Umpqua Holdings Corp.	107,928	1,986,954
Union First Market Bankshares Corp.	62,500	1,613,125
Webster Financial Corp.	75,147	2,215,334
WesBanco, Inc.	79,643	2,508,754
Western Alliance Bancorp (a)	88,000	2,043,360
Wilshire Bancorp, Inc.	144,900	1,531,593
Wintrust Financial Corp.	25,000	1,134,000
Total		44,461,766

Consumer Finance 0.1%

World Acceptance Corp. (a)	10,615	979,977

Diversified Financial Services 0.2%

PHH Corp. (a)	47,600	1,144,304

Insurance 3.8%

American Equity Investment Life Holding Co.	268,503	6,366,206
AMERISAFE, Inc.	47,000	2,062,360
Amtrust Financial Services, Inc.	40,142	1,678,337
Argo Group International Holdings Ltd.	32,643	1,543,687
CNO Financial Group, Inc.	108,000	1,827,360
eHealth, Inc. (a)	25,686	1,163,833
Employers Holdings, Inc.	35,241	1,150,266
First American Financial Corp.	75,948	2,009,584
HCI Group, Inc.	25,858	1,287,470
Hilltop Holdings, Inc. (a)	75,000	1,778,250
Maiden Holdings Ltd.	259,000	3,278,940
Symetra Financial Corp.	82,000	1,571,940
Total		25,718,233

Real Estate Investment Trusts (REITs) 4.3%

American Assets Trust, Inc.	52,000	1,621,880
BioMed Realty Trust, Inc.	128,949	2,395,872
Brandywine Realty Trust	74,000	982,720

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Real Estate Investment Trusts (REITs) (continued)

Colony Financial, Inc.	116,861	$2,362,929
Cousins Properties, Inc.	255,881	2,740,485
CubeSmart	78,000	1,265,160
First Industrial Realty Trust, Inc.	97,000	1,693,620
Geo Group, Inc. (The)	21,000	688,800
Glimcher Realty Trust	248,354	2,411,517
Hersha Hospitality Trust	455,368	2,609,259
Highwoods Properties, Inc.	39,500	1,418,840
Kilroy Realty Corp.	25,000	1,258,750
LaSalle Hotel Properties	35,000	1,096,200
Mid-America Apartment Communities, Inc.	22,207	1,337,750
Pennsylvania Real Estate Investment Trust	44,000	791,560
PennyMac Mortgage Investment Trust	46,000	1,038,680
QTS Realty Trust Inc., Class A (a)	45,758	952,682
Sun Communities, Inc.	57,386	2,341,349
Total		29,008,053

Thrifts & Mortgage Finance 1.6%

Essent Group Ltd. (a)	8,304	180,529
EverBank Financial Corp.	64,157	1,095,160
MGIC Investment Corp. (a)	118,000	956,980
Oritani Financial Corp.	68,734	1,119,677
Provident Financial Services, Inc.	149,338	2,919,558
Radian Group, Inc.	298,443	4,255,797
Total		10,527,701

TOTAL FINANCIALS		124,912,965

HEALTH CARE 13.2%

Biotechnology 2.5%

ACADIA Pharmaceuticals, Inc. (a)	41,353	963,111
Aegerion Pharmaceuticals, Inc. (a)	11,198	794,274
Alnylam Pharmaceuticals, Inc. (a)	18,256	1,117,267
Anacor Pharmaceuticals, Inc. (a)	95,736	1,340,304
Celldex Therapeutics, Inc. (a)	47,113	1,307,857
Insmed, Inc. (a)	71,338	1,155,676
Insys Therapeutics, Inc. (a)	21,352	941,623
Intercept Pharmaceuticals, Inc. (a)	15,492	811,316
InterMune, Inc. (a)	65,981	912,517
Keryx Biopharmaceuticals, Inc. (a)	110,618	1,536,484
Kythera Biopharmaceuticals, Inc. (a)	25,087	977,891
NPS Pharmaceuticals, Inc. (a)	43,211	1,141,203
Pharmacyclics, Inc. (a)	9,415	1,172,356
Raptor Pharmaceutical Corp. (a)	68,519	951,729

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)

Biotechnology (continued)

TESARO, Inc. (a)	23,532	$917,748
Theravance, Inc. (a)	32,278	1,218,817
Total		17,260,173

Health Care Equipment & Supplies 4.8%

Abaxis, Inc.	87,500	3,148,250
Align Technology, Inc. (a)	75,000	4,098,000
Cardiovascular Systems, Inc. (a)	54,110	1,796,452
CONMED Corp.	48,000	1,954,080
Cyberonics, Inc. (a)	15,976	1,097,871
DexCom, Inc. (a)	34,373	1,137,403
Globus Medical, Inc., Class A (a)	52,010	1,001,713
ICU Medical, Inc. (a)	47,475	3,118,395
Meridian Bioscience, Inc.	125,000	3,072,500
Merit Medical Systems, Inc. (a)	65,733	1,076,049
Neogen Corp. (a)	91,162	4,637,436
Rockwell Medical, Inc. (a)	89,328	1,306,869
Spectranetics Corp. (a)	53,361	1,241,177
Symmetry Medical, Inc. (a)	103,827	1,018,543
Unilife Corp. (a)	295,123	1,313,297
West Pharmaceutical Services, Inc.	25,708	1,283,343
Total		32,301,378

Health Care Providers & Services 2.9%

Acadia Healthcare Co., Inc. (a)	23,725	1,096,095
Air Methods Corp.	21,658	1,211,982
BioTelemetry, Inc. (a)	98,200	1,030,118
Hanger, Inc. (a)	77,322	3,003,186
HealthSouth Corp.	32,978	1,180,283
Healthways, Inc. (a)	77,000	1,078,770
Kindred Healthcare, Inc.	97,000	1,633,480
LHC Group, Inc. (a)	38,000	902,500
Mednax, Inc. (a)	8,939	990,441
National Research Corp., Class A (a)	117,600	2,153,256
National Research Corp., Class B	41,879	1,431,843
Team Health Holdings, Inc. (a)	24,942	1,165,540
VCA Antech, Inc. (a)	61,000	1,826,950
WellCare Health Plans, Inc. (a)	14,500	1,077,350
Total		19,781,794

Health Care Technology 2.0%

HealthStream, Inc. (a)	126,700	4,262,188
MedAssets, Inc. (a)	51,000	1,098,540
Medidata Solutions, Inc. (a)	35,436	4,213,695

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)

Health Care Technology (continued)

Omnicell, Inc. (a)	165,075	$4,003,069
Total		13,577,492

Life Sciences Tools & Services 0.7%

ICON PLC (a)	84,959	3,240,336
Techne Corp.	19,000	1,625,260
Total		4,865,596

Pharmaceuticals 0.3%

Lannett Co., Inc. (a)	38,650	1,141,721
Pacira Pharmaceuticals, Inc. (a)	19,088	1,053,467
Total		2,195,188

TOTAL HEALTH CARE		89,981,621

INDUSTRIALS 14.3%

Aerospace & Defense 0.7%

Aerovironment, Inc. (a)	45,000	1,357,650
Curtiss-Wright Corp.	22,402	1,182,154
Hexcel Corp. (a)	24,857	1,091,968
Orbital Sciences Corp. (a)	45,182	1,060,873
Total		4,692,645

Airlines 1.1%

Alaska Air Group, Inc.	20,000	1,554,800
Spirit Airlines, Inc. (a)	88,913	4,078,439
U.S. Airways Group, Inc. (a)	69,000	1,620,120
Total		7,253,359

Building Products 1.6%

AAON, Inc.	155,000	4,769,350
AO Smith Corp.	18,504	1,001,992
Simpson Manufacturing Co., Inc.	110,000	3,993,000
USG Corp. (a)	40,000	1,095,600
Total		10,859,942

Commercial Services & Supplies 1.8%

CECO Environmental Corp.	59,468	947,325
Deluxe Corp.	36,000	1,788,840
Herman Miller, Inc.	83,791	2,673,771
Rollins, Inc.	97,950	2,755,333
Steelcase, Inc., Class A	91,000	1,486,030
Unifirst Corp.	9,983	1,020,662

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Commercial Services & Supplies (continued)

United Stationers, Inc.	33,500	$1,506,830
Total		12,178,791

Construction & Engineering 1.2%

Dycom Industries, Inc. (a)	38,032	1,076,306
EMCOR Group, Inc.	106,473	4,230,172
MasTec, Inc. (a)	50,000	1,582,500
Primoris Services Corp.	41,773	1,201,391
Total		8,090,369

Electrical Equipment 0.7%

Acuity Brands, Inc.	10,440	1,070,413
Powell Industries, Inc.	18,595	1,275,431
Power Solutions International, Inc. (a)	16,735	1,251,778
PowerSecure International, Inc. (a)	61,159	1,074,564
Total		4,672,186

Industrial Conglomerates 0.9%

Raven Industries, Inc.	155,000	6,223,250

Machinery 3.5%

Barnes Group, Inc.	29,395	1,072,918
CIRCOR International, Inc.	17,174	1,362,413
Hyster-Yale Materials Handling, Inc.	29,862	2,489,296
LB Foster Co., Class A	58,829	2,757,315
Middleby Corp. (The) (a)	4,933	1,089,404
Mueller Industries, Inc.	40,652	2,483,024
Proto Labs, Inc. (a)	59,879	4,449,010
Sun Hydraulics Corp.	123,100	5,289,607
Trinity Industries, Inc.	27,000	1,401,570
Wabash National Corp. (a)	125,000	1,517,500
Total		23,912,057

Professional Services 1.6%

Acacia Research Corp.	79,300	1,179,984
Advisory Board Co. (The) (a)	72,372	4,683,916
Navigant Consulting, Inc. (a)	110,000	2,156,000
On Assignment, Inc. (a)	41,886	1,425,380
Wageworks, Inc. (a)	21,920	1,256,016
Total		10,701,296

Road & Rail 0.9%

Old Dominion Freight Line, Inc. (a)	87,573	4,512,637
Swift Transportation Co. (a)	80,000	1,852,000
Total		6,364,637

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Trading Companies & Distributors 0.3%

H&E Equipment Services, Inc. (a)	35,650	$1,017,095
United Rentals, Inc. (a)	14,000	962,220
Total		1,979,315

TOTAL INDUSTRIALS		96,927,847

INFORMATION TECHNOLOGY 23.3%

Communications Equipment 1.4%

Aruba Networks, Inc. (a)	52,500	936,600
CalAmp Corp. (a)	46,401	1,157,241
Calix, Inc. (a)	95,000	972,800
Ciena Corp. (a)	50,000	1,110,500
EchoStar Corp., Class A (a)	23,570	1,179,679
Finisar Corp. (a)	39,000	806,910
ShoreTel, Inc. (a)	142,738	1,153,323
Sonus Networks, Inc. (a)	297,523	865,792
Ubiquiti Networks, Inc.	35,631	1,403,861
Total		9,586,706

Computers & Peripherals 0.5%

Electronics for Imaging, Inc. (a)	27,071	1,072,012
Stratasys Ltd. (a)	22,500	2,649,825
Total		3,721,837

Electronic Equipment, Instruments & Components 2.6%

Anixter International, Inc. (a)	55,827	4,935,107
Belden, Inc.	16,462	1,152,669
Electro Scientific Industries, Inc.	169,727	1,746,491
FARO Technologies, Inc. (a)	90,625	4,942,687
FEI Co.	11,126	1,013,022
Mesa Laboratories, Inc.	17,000	1,406,920
Methode Electronics, Inc.	38,145	1,103,535
Rogers Corp. (a)	18,500	1,161,985
Total		17,462,416

Internet Software & Services 5.5%

Blucora, Inc. (a)	37,036	1,077,007
Brightcove, Inc. (a)	71,865	1,022,639
Cornerstone OnDemand, Inc. (a)	18,553	935,442
CoStar Group, Inc. (a)	41,325	7,696,368
Dealertrack Technologies, Inc. (a)	24,697	1,032,335
Demandware, Inc. (a)	22,781	1,290,999
Endurance International Group Holdings, Inc. (a)	120,000	1,714,800
Global Eagle Entertainment, Inc. (a)	74,071	1,136,990

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Internet Software & Services (continued)

IntraLinks Holdings, Inc. (a)	101,746	$1,110,049
Move, Inc. (a)	50,635	782,311
NIC, Inc.	121,625	2,965,217
Responsys, Inc. (a)	59,287	1,002,543
Saba Software, Inc. (a)	91,000	1,092,000
SciQuest, Inc. (a)	203,788	5,697,912
SPS Commerce, Inc. (a)	41,425	2,724,522
Stamps.com, Inc. (a)	84,275	3,882,549
Web.com Group, Inc. (a)	44,132	1,259,969
Yelp, Inc. (a)	17,230	1,045,689
Total		37,469,341

IT Services 2.0%

Acxiom Corp. (a)	166,640	5,545,779
Global Cash Access Holdings, Inc. (a)	150,000	1,462,500
iGATE Corp. (a)	36,103	1,208,729
Sykes Enterprises, Inc. (a)	157,944	3,496,880
Unisys Corp. (a)	59,000	1,620,730
Total		13,334,618

Semiconductors & Semiconductor Equipment 2.9%

Applied Micro Circuits Corp. (a)	102,509	1,286,488
Fairchild Semiconductor International, Inc. (a)	80,000	1,018,400
GT Advanced Technologies, Inc. (a)	104,105	1,021,270
Hittite Microwave Corp. (a)	43,000	2,718,890
Integrated Silicon Solution (a)	80,000	947,200
IXYS Corp.	100,000	1,231,000
Kulicke & Soffa Industries, Inc. (a)	243,745	3,076,062
Micrel, Inc.	85,000	825,350
NVE Corp. (a)	27,500	1,567,225
RF Micro Devices, Inc. (a)	185,000	976,800
Rubicon Technology, Inc. (a)	81,049	825,079
Rudolph Technologies, Inc. (a)	73,000	821,250
SunEdison, Inc. (a)	200,263	2,545,342
Synaptics, Inc. (a)	20,441	1,032,475
Total		19,892,831

Software 8.4%

Accelrys, Inc. (a)	290,000	2,821,700
ACI Worldwide, Inc. (a)	75,000	4,839,750
Advent Software, Inc.	100,000	3,515,000
Aspen Technology, Inc. (a)	26,627	1,052,565
AVG Technologies NV (a)	90,228	1,559,140
Blackbaud, Inc.	102,500	3,707,425
Bottomline Technologies de, Inc. (a)	145,000	5,012,650

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Software (continued)

BroadSoft, Inc. (a)	44,000	$1,169,080
Envivio, Inc. (a)	86,000	252,840
EPIQ Systems, Inc.	75,000	1,254,750
Exa Corp. (a)	69,532	958,846
Factset Research Systems, Inc.	15,000	1,695,000
FleetMatics Group PLC (a)	85,000	3,289,500
Manhattan Associates, Inc. (a)	10,278	1,236,032
Mentor Graphics Corp.	116,155	2,616,391
Netscout Systems, Inc. (a)	85,759	2,609,646
NetSuite, Inc. (a)	9,609	923,233
Proofpoint, Inc. (a)	34,438	1,050,359
PROS Holdings, Inc. (a)	107,325	4,136,306
PTC, Inc. (a)	82,346	2,679,539
SeaChange International, Inc. (a)	72,978	1,082,994
Splunk, Inc. (a)	14,305	1,032,249
Tyler Technologies, Inc. (a)	70,837	7,268,585
Ultimate Software Group, Inc. (The) (a)	6,228	975,865
Total		56,739,445

TOTAL INFORMATION TECHNOLOGY		158,207,194

MATERIALS 5.3%

Chemicals 2.3%

A. Schulman, Inc.	44,342	1,516,496
Advanced Emissions Solutions, Inc. (a)	24,612	1,427,250
Balchem Corp.	74,450	4,403,718
Cytec Industries, Inc.	29,703	2,657,824
Minerals Technologies, Inc.	19,490	1,157,706
OM Group, Inc. (a)	41,000	1,350,540
PolyOne Corp.	33,434	1,085,268
Taminco Corp. (a)	73,810	1,588,391
Total		15,187,193

Containers & Packaging 0.2%

Greif, Inc., Class A	29,059	1,596,792

Metals & Mining 1.3%

AK Steel Holding Corp. (a)	209,331	1,184,813
Constellium NV (a)	83,000	1,794,460
Kaiser Aluminum Corp.	31,624	2,128,928
Reliance Steel & Aluminum Co.	29,582	2,175,165
Worthington Industries, Inc.	30,000	1,257,900
Total		8,541,266

Paper & Forest Products 1.5%

Boise Cascade Co. (a)	40,171	1,030,788

Issuer	Shares	Value

Common Stocks (continued)

MATERIALS (CONTINUED)

Paper & Forest Products (continued)

Clearwater Paper Corp. (a)	27,500	$1,456,125
KapStone Paper and Packaging Corp.	57,922	3,086,084
Louisiana-Pacific Corp. (a)	83,000	1,361,200
Neenah Paper, Inc.	43,000	1,805,570
PH Glatfelter Co.	39,110	1,094,689
Schweitzer-Mauduit International, Inc.	10,000	516,100
Total		10,350,556

TOTAL MATERIALS		35,675,807

TELECOMMUNICATION SERVICES 0.2%

Wireless Telecommunication Services 0.2%

NII Holdings, Inc. (a)	56,334	143,088
Telephone & Data Systems, Inc.	35,000	973,350
Total		1,116,438

TOTAL TELECOMMUNICATION SERVICES		1,116,438

UTILITIES 2.3%

Electric Utilities 1.1%

Cleco Corp.	47,021	2,149,330
Pinnacle West Capital Corp.	32,604	1,739,749
Portland General Electric Co.	71,757	2,139,076
UIL Holdings Corp.	42,000	1,576,260
Total		7,604,415

Gas Utilities 0.6%

New Jersey Resources Corp.	32,000	1,462,080
South Jersey Industries, Inc.	23,500	1,332,450
Southwest Gas Corp.	22,500	1,193,850
Total		3,988,380

Multi-Utilities 0.6%

Avista Corp.	63,000	1,716,750
Vectren Corp.	68,991	2,392,608
Total		4,109,358

TOTAL UTILITIES		15,702,153

Total Common Stocks (Cost: $504,148,624)		$657,032,712

	Shares	Value

Money Market Funds 3.0%

Columbia Short-Term Cash Fund, 0.094% (b)(c)	20,648,749	$20,648,749

Total Money Market Funds (Cost: $20,648,749)		$20,648,749

Total Investments
(Cost: $524,797,373) (d)	$677,681,461(e)
Other Assets & Liabilities, Net	1,155,681

Net Assets	$678,837,142

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	20,216,439	60,560,223	(60,127,913)	20,648,749	4,943	20,648,749

(d)

At November 30, 2013, the cost of securities for federal income tax purposes was approximately $524,797,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$159,010,000
Unrealized Depreciation	(6,126,000)
Net Unrealized Appreciation	$152,884,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	80,532,203	—	—	80,532,203
Consumer Staples	8,470,929	—	—	8,470,929
Energy	45,505,555	—	—	45,505,555
Financials	124,912,965	—	—	124,912,965
Health Care	89,981,621	—	—	89,981,621
Industrials	96,927,847	—	—	96,927,847
Information Technology	158,207,194	—	—	158,207,194
Materials	35,675,807	—	—	35,675,807
Telecommunication Services	1,116,438	—	—	1,116,438
Utilities	15,702,153	—	—	15,702,153
Total Equity Securities	657,032,712	—	—	657,032,712

Mutual Funds
Money Market Funds	20,648,749	—	—	20,648,749
Total Mutual Funds	20,648,749	—	—	20,648,749
Total	677,681,461	—	—	677,681,461

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Balanced Fund

November 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 63.4%
CONSUMER DISCRETIONARY 8.4%
Auto Components 0.6%
Delphi Automotive PLC	178,100	$10,427,755
Automobiles 1.3%
General Motors Co. (a)	559,734	21,678,498
Hotels, Restaurants & Leisure 1.0%
Wynn Resorts Ltd.	60,196	9,984,710
Yum! Brands, Inc.	97,800	7,597,104
Total		17,581,814
Media 3.6%
Comcast Corp., Class A	413,431	20,617,804
DIRECTV (a)	186,967	12,360,388
Discovery Communications, Inc., Class A (a)	118,935	10,379,458
Viacom, Inc., Class B	242,008	19,401,781
Total		62,759,431
Specialty Retail 1.9%
Dick’s Sporting Goods, Inc.	141,200	7,980,624
Lowe’s Companies, Inc.	253,067	12,015,621
Tiffany & Co.	103,660	9,240,253
Ulta Salon Cosmetics & Fragrance, Inc. (a)	35,060	4,450,516
Total		33,687,014
TOTAL CONSUMER DISCRETIONARY		146,134,512
CONSUMER STAPLES 6.4%
Beverages 2.0%
Diageo PLC, ADR	101,319	12,935,397
PepsiCo, Inc.	258,753	21,854,278
Total		34,789,675
Food & Staples Retailing 1.6%
CVS Caremark Corp.	276,170	18,492,343
Walgreen Co.	165,114	9,774,749
Total		28,267,092
Household Products 1.2%
Procter & Gamble Co. (The)	237,749	20,023,221
Tobacco 1.6%
Philip Morris International, Inc.	321,854	27,531,391
TOTAL CONSUMER STAPLES		110,611,379

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 6.8%
Energy Equipment & Services 1.9%
Cameron International Corp. (a)	216,050	$11,967,009
Halliburton Co.	391,410	20,619,479
Tidewater, Inc.	2,195	125,203
Total		32,711,691
Oil, Gas & Consumable Fuels 4.9%
Anadarko Petroleum Corp.	114,285	10,150,794
Antero Resources Corp. (a)	58,722	3,223,838
Canadian Natural Resources Ltd.	292,055	9,614,451
Chevron Corp.	217,896	26,679,186
ConocoPhillips	149,994	10,919,563
Exxon Mobil Corp.	115,507	10,797,594
Newfield Exploration Co. (a)	147,615	4,147,981
Noble Energy, Inc.	130,048	9,134,572
Total		84,667,979
TOTAL ENERGY		117,379,670
FINANCIALS 11.3%
Capital Markets 2.4%
BlackRock, Inc.	43,951	13,306,165
Invesco Ltd.	228,675	7,969,324
Morgan Stanley	257,074	8,046,416
State Street Corp.	166,940	12,121,514
Total		41,443,419
Commercial Banks 0.9%
Wells Fargo & Co.	363,576	16,004,615
Diversified Financial Services 6.6%
Bank of America Corp.	996,850	15,770,167
Berkshire Hathaway, Inc., Class B (a)	193,615	22,561,956
Citigroup, Inc.	770,062	40,751,681
JPMorgan Chase & Co.	614,578	35,166,153
Total		114,249,957
Insurance 1.0%
Aon PLC	216,927	17,709,920
Real Estate Management & Development 0.4%
Realogy Holdings Corp. (a)	144,130	6,830,321
TOTAL FINANCIALS		196,238,232

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 8.0%
Biotechnology 0.3%
Celgene Corp. (a)	34,311	$5,550,490
Health Care Equipment & Supplies 2.1%
Abbott Laboratories	289,250	11,046,457
Baxter International, Inc.	66,968	4,583,960
Covidien PLC	288,245	19,675,604
Total		35,306,021
Health Care Providers & Services 2.6%
Cardinal Health, Inc.	393,491	25,419,519
CIGNA Corp.	116,204	10,162,040
Express Scripts Holding Co. (a)	139,724	9,410,411
Total		44,991,970
Pharmaceuticals 3.0%
Johnson & Johnson	262,820	24,878,541
Pfizer, Inc.	524,120	16,630,328
Salix Pharmaceuticals Ltd. (a)	119,810	10,161,086
Total		51,669,955
TOTAL HEALTH CARE		137,518,436
INDUSTRIALS 7.5%
Aerospace & Defense 2.2%
Honeywell International, Inc.	228,283	20,205,328
United Technologies Corp.	161,389	17,891,585
Total		38,096,913
Air Freight & Logistics 0.6%
FedEx Corp.	79,532	11,031,088
Commercial Services & Supplies 0.9%
Tyco International Ltd.	380,796	14,523,560
Electrical Equipment 1.2%
Eaton Corp. PLC	273,026	19,838,069
Industrial Conglomerates 1.6%
General Electric Co.	1,052,010	28,046,587
Professional Services 0.8%
Nielsen Holdings NV	334,382	14,431,927
Road & Rail 0.2%
Union Pacific Corp.	20,910	3,388,256

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
TOTAL INDUSTRIALS		129,356,400
INFORMATION TECHNOLOGY 11.9%
Communications Equipment 1.0%
QUALCOMM, Inc.	232,499	$17,107,277
Computers & Peripherals 3.3%
Apple, Inc.	71,200	39,592,184
EMC Corp.	492,525	11,746,721
Hewlett-Packard Co.	212,701	5,817,373
Total		57,156,278
Internet Software & Services 3.3%
Baidu, Inc., ADR (a)	32,525	5,417,689
eBay, Inc. (a)	168,771	8,526,311
Equinix, Inc. (a)	39,275	6,311,493
Facebook, Inc., Class A (a)	58,388	2,744,820
Google, Inc., Class A (a)	31,454	33,328,344
Total		56,328,657
IT Services 1.1%
International Business Machines Corp.	16,075	2,888,356
Mastercard, Inc., Class A	21,677	16,492,078
Total		19,380,434
Semiconductors & Semiconductor Equipment 0.8%
Broadcom Corp., Class A	322,560	8,609,126
Skyworks Solutions, Inc. (a)	222,383	5,913,164
Total		14,522,290
Software 2.4%
Electronic Arts, Inc. (a)	342,606	7,599,001
Intuit, Inc.	227,705	16,902,542
Microsoft Corp.	462,324	17,628,414
Total		42,129,957
TOTAL INFORMATION TECHNOLOGY		206,624,893
MATERIALS 1.3%
Chemicals 1.3%
Celanese Corp., Class A	147,575	8,283,385
Dow Chemical Co. (The)	370,752	14,481,573
Total		22,764,958
TOTAL MATERIALS		22,764,958

Issuer		Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 1.8%
Diversified Telecommunication Services 1.2%
AT&T, Inc.		617,445	$21,740,238
Wireless Telecommunication Services 0.6%
Vodafone Group PLC, ADR		269,276	9,987,447
TOTAL TELECOMMUNICATION SERVICES			31,727,685
Total Common Stocks (Cost: $768,198,983)			$1,098,356,165

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 10.2%
Aerospace & Defense 0.1%
ADS Tactical, Inc. Senior Secured (b)
04/01/18	11.000%	$102,000	$92,055
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	52,000	56,030
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	40,000	43,300
L-3 Communications Corp.
02/15/21	4.950%	1,250,000	1,321,885
TransDigm, Inc.
10/15/20	5.500%	8,000	7,900
07/15/21	7.500%	35,000	37,625
Total			1,558,795
Automotive 0.1%
American Axle & Manufacturing, Inc.
02/15/19	5.125%	28,000	28,560
03/15/21	6.250%	43,000	45,150
Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/19	8.000%	64,000	71,040
Delphi Corp.
05/15/19	5.875%	35,000	37,188
02/15/23	5.000%	18,000	18,630
Ford Motor Credit Co. LLC Senior Unsecured
01/16/18	2.375%	1,475,000	1,494,557
General Motors Co. Senior Unsecured (b)
10/02/23	4.875%	61,000	61,381
Jaguar Land Rover Automotive PLC (b)
02/01/23	5.625%	59,000	58,557

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Automotive (continued)
Schaeffler Finance BV Senior Secured (b)
02/15/19	8.500%	$45,000	$51,188
Visteon Corp.
04/15/19	6.750%	96,000	102,000
Total			1,968,251
Banking 1.9%
Ally Financial, Inc.
02/15/17	5.500%	54,000	58,432
03/15/20	8.000%	116,000	139,200
BNP Paribas SA Senior Unsecured
08/20/18	2.700%	1,750,000	1,793,087
Bank of America Corp. Senior Unsecured
01/05/21	5.875%	1,100,000	1,263,340
Bear Stearns Companies LLC (The) Senior Unsecured
02/01/18	7.250%	2,620,000	3,165,269
Branch Banking & Trust Co. Senior Unsecured (c)
12/01/16	0.674%	2,635,000	2,631,819
Capital One Financial Corp. Senior Unsecured
07/15/21	4.750%	1,395,000	1,492,240
Citigroup, Inc. Senior Unsecured
05/15/18	6.125%	2,285,000	2,673,804
Goldman Sachs Group, Inc. (The) Senior Unsecured
01/18/18	5.950%	2,075,000	2,379,338
HSBC Holdings PLC Senior Unsecured
04/05/21	5.100%	1,500,000	1,666,233
ING Bank NV Senior Unsecured (b)(c)
09/25/15	1.891%	1,575,000	1,611,354
KeyCorp Senior Unsecured
03/24/21	5.100%	1,075,000	1,187,101
Merrill Lynch & Co., Inc. Senior Unsecured
04/25/18	6.875%	2,100,000	2,507,091
Morgan Stanley
04/01/18	6.625%	1,625,000	1,915,829
PNC Financial Services Group, Inc. (The) Senior Unsecured (c)
11/09/22	2.854%	2,135,000	2,000,996

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	$113,000	$127,690
The Royal Bank of Scotland PLC
08/24/20	5.625%	1,625,000	1,824,890
U.S. Bank Subordinated Notes (c)
04/29/20	3.778%	2,200,000	2,287,417
Wells Fargo & Co. Subordinated Notes
02/13/23	3.450%	2,715,000	2,562,743
Total			33,287,873
Brokerage —%
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	64,000	68,480
Nuveen Investments, Inc. (b) Senior Unsecured
10/15/17	9.125%	16,000	15,880
10/15/20	9.500%	94,000	92,355
Total			176,715
Building Materials —%
Allegion US Holding Co., Inc. (b)
10/01/21	5.750%	43,000	44,612
American Builders & Contractors Supply Co., Inc. Senior Unsecured (b)
04/15/21	5.625%	78,000	79,365
Gibraltar Industries, Inc.
02/01/21	6.250%	19,000	19,570
HD Supply, Inc.
07/15/20	7.500%	55,000	58,300
Secured
04/15/20	11.000%	33,000	39,188
Nortek, Inc.
12/01/18	10.000%	10,000	11,025
04/15/21	8.500%	69,000	76,245
USG Corp. (b)
11/01/21	5.875%	18,000	18,675
Total			346,980
Chemicals 0.2%
Celanese U.S. Holdings LLC
06/15/21	5.875%	44,000	46,970
Dow Chemical Co. (The) Senior Unsecured
11/01/29	7.375%	778,000	992,797
Eastman Chemical Co. Senior Unsecured
06/01/17	2.400%	1,650,000	1,682,383
Huntsman International LLC

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
11/15/20	4.875%	$29,000	$28,565
03/15/21	8.625%	8,000	8,960
JM Huber Corp. Senior Notes (b)
11/01/19	9.875%	90,000	103,275
Koppers, Inc.
12/01/19	7.875%	14,000	15,190
Momentive Performance Materials, Inc. Senior Secured
10/15/20	8.875%	55,000	57,750
10/15/20	10.000%	13,000	13,553
Nova Chemicals Corp. Senior Unsecured
11/01/19	8.625%	57,000	62,842
PQ Corp. Secured (b)
05/01/18	8.750%	135,000	146,053
U.S. Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV (b)
05/01/21	7.375%	45,000	47,700
Total			3,206,038
Construction Machinery 0.1%
Case New Holland, Inc.
12/01/17	7.875%	101,000	119,432
Caterpillar Financial Services Corp. Senior Unsecured
06/01/22	2.850%	1,205,000	1,152,951
Columbus McKinnon Corp.
02/01/19	7.875%	87,000	93,090
H&E Equipment Services, Inc.
09/01/22	7.000%	9,000	9,833
Neff Rental LLC/Finance Corp. Secured (b)
05/15/16	9.625%	102,000	108,630
United Rentals North America, Inc.
05/15/20	7.375%	45,000	50,288
04/15/22	7.625%	32,000	35,840
Secured
07/15/18	5.750%	55,000	59,056
Total			1,629,120
Consumer Cyclical Services —%
APX Group, Inc.
12/01/20	8.750%	64,000	65,760
Senior Secured
12/01/19	6.375%	67,000	67,670
Corrections Corp. of America
05/01/23	4.625%	39,000	36,758
Goodman Networks, Inc. Senior Secured (b)
07/01/18	12.125%	37,000	39,220

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Consumer Cyclical Services (continued)
Monitronics International, Inc.
04/01/20	9.125%	$37,000	$39,127
Monitronics International, Inc. (b)
04/01/20	9.125%	25,000	26,375
Total			274,910
Consumer Products 0.1%
Clorox Co. (The) Senior Unsecured
09/15/22	3.050%	775,000	736,890
Libbey Glass, Inc. Senior Secured
05/15/20	6.875%	27,000	28,823
Serta Simmons Holdings LLC Senior Unsecured (b)
10/01/20	8.125%	54,000	58,185
Spectrum Brands Escrow Corp. (b)
11/15/20	6.375%	56,000	59,640
Spectrum Brands, Inc.
03/15/20	6.750%	44,000	47,190
Springs Window Fashions LLC Senior Secured (b)
06/01/21	6.250%	66,000	66,330
Total			997,058
Diversified Manufacturing 0.1%
Amsted Industries, Inc. Senior Notes (b)
03/15/18	8.125%	109,000	114,723
Gardner Denver, Inc. Senior Unsecured (b)
08/15/21	6.875%	56,000	56,140
Hamilton Sundstrand Corp. Senior Unsecured (b)
12/15/20	7.750%	66,000	69,630
United Technologies Corp. Senior Unsecured
06/01/22	3.100%	1,550,000	1,522,588
Total			1,763,081
Electric 0.8%
Arizona Public Service Co. Senior Unsecured
04/01/42	4.500%	925,000	884,694
CMS Energy Corp. Senior Unsecured
02/01/20	6.250%	1,200,000	1,398,217
Calpine Corp. (b) Senior Secured
02/15/21	7.500%	33,000	35,970
01/15/22	6.000%	7,000	7,192

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Commonwealth Edison Co. 1st Mortgage
09/15/17	6.150%	$775,000	$903,300
DTE Energy Co. Senior Unsecured
04/15/33	6.375%	340,000	387,825
Dominion Resources, Inc. Senior Unsecured
08/15/19	5.200%	1,263,000	1,437,424
FirstEnergy Corp. Senior Unsecured
03/15/23	4.250%	1,350,000	1,257,294
GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%	31,000	35,727
Indiana Michigan Power Co. Senior Unsecured
03/15/37	6.050%	700,000	771,470
Nevada Power Co.
08/01/18	6.500%	900,000	1,080,046
PPL Capital Funding, Inc.
06/01/23	3.400%	1,925,000	1,809,658
Pacific Gas & Electric Co. Senior Unsecured
03/01/37	5.800%	1,130,000	1,234,920
Progress Energy, Inc. Senior Unsecured
03/01/31	7.750%	955,000	1,227,115
TransAlta Corp. Senior Unsecured
01/15/15	4.750%	1,360,000	1,413,947
Total			13,884,799
Entertainment —%
AMC Entertainment, Inc.
06/01/19	8.750%	87,000	93,090
12/01/20	9.750%	6,000	6,855
Activision Blizzard, Inc. (b)
09/15/21	5.625%	149,000	154,774
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. (b)
03/15/21	5.250%	48,000	47,040
Total			301,759
Environmental 0.1%
Waste Management, Inc.
03/11/19	7.375%	1,365,000	1,662,361

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage 0.5%
ARAMARK Corp. (b)
03/15/20	5.750%	$22,000	$22,935
Anheuser-Busch InBev Worldwide, Inc. (c)
07/14/14	0.603%	1,450,000	1,452,764
Bacardi Ltd. (b)
04/01/14	7.450%	95,000	97,074
ConAgra Foods, Inc. Senior Unsecured
09/15/22	3.250%	1,200,000	1,138,061
Diageo Capital PLC
04/29/23	2.625%	1,345,000	1,234,979
Kraft Foods Group, Inc. Senior Unsecured
06/06/22	3.500%	1,000,000	977,593
Mondelez International, Inc. Senior Unsecured
02/10/20	5.375%	1,000,000	1,130,621
PepsiCo, Inc. Senior Unsecured
03/05/22	2.750%	1,540,000	1,461,945
SABMiller Holdings, Inc. (b)
01/15/22	3.750%	1,840,000	1,864,281
Total			9,380,253
Gaming —%
Boyd Gaming Corp.
07/01/20	9.000%	12,000	13,050
Caesars Entertainment Operating Co., Inc. Senior Secured
02/15/20	8.500%	20,000	19,250
02/15/20	9.000%	86,000	83,635
MGM Resorts International
03/01/18	11.375%	71,000	90,702
10/01/20	6.750%	8,000	8,600
12/15/21	6.625%	37,000	38,942
PNK Finance Corp. (b)
08/01/21	6.375%	105,000	108,412
Penn National Gaming, Inc. Senior Unsecured (b)
11/01/21	5.875%	31,000	30,923
Pinnacle Entertainment, Inc.
04/01/22	7.750%	3,000	3,270
Seminole Tribe of Florida, Inc. Senior Secured (b)
10/01/20	6.535%	51,000	55,590
Seneca Gaming Corp. (b)
12/01/18	8.250%	90,000	96,806
SugarHouse HSP Gaming LP/Finance Corp. Senior Secured (b)
06/01/21	6.375%	29,000	27,478

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gaming (continued)
Tunica-Biloxi Gaming Authority Senior Unsecured (b)
11/15/15	9.000%	$25,000	$22,594
Total			599,252
Gas Distributors —%
Sempra Energy Senior Unsecured
10/01/22	2.875%	785,000	727,003
Gas Pipelines 0.5%
Access Midstream Partners LP/Finance Corp.
04/15/21	5.875%	46,000	49,220
05/15/23	4.875%	86,000	84,280
Crestwood Midstream Partners LP/Corp. (b)
03/01/22	6.125%	27,000	27,607
El Paso LLC Senior Secured
09/15/20	6.500%	138,000	148,819
El Paso Pipeline Partners Operating Co. LLC
11/15/40	7.500%	760,000	927,559
Enterprise Products Operating LLC
02/01/41	5.950%	1,025,000	1,110,599
Hiland Partners LP/Finance Corp. (b)
10/01/20	7.250%	182,000	193,830
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	74,000	78,995
02/15/23	5.500%	99,000	100,980
07/15/23	4.500%	21,000	19,898
NiSource Finance Corp.
02/15/44	4.800%	1,045,000	933,251
Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	105,000	112,350
04/15/23	5.500%	21,000	20,632
Sabine Pass Liquefaction LLC (b) Senior Secured
02/01/21	5.625%	69,000	68,137
03/15/22	6.250%	50,000	50,000
Southern Natural Gas Co. LLC Senior Unsecured (b)
04/01/17	5.900%	916,000	1,040,238
TransCanada PipeLines Ltd. (c)
05/15/67	6.350%	245,000	254,467
Senior Unsecured
06/30/16	0.928%	1,800,000	1,816,123
Williams Partners LP/Finance Corp. Senior Unsecured
02/01/17	7.250%	1,090,000	1,269,825
Total			8,306,810

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care 0.3%
Amsurg Corp.
11/30/20	5.625%	$29,000	$30,160
Biomet, Inc.
08/01/20	6.500%	123,000	130,380
10/01/20	6.500%	36,000	37,440
CHS/Community Health Systems, Inc.
11/15/19	8.000%	65,000	70,687
Cardinal Health, Inc. Senior Unsecured
12/15/20	4.625%	1,075,000	1,160,849
ConvaTec Finance International SA Senior Unsecured PIK (b)
01/15/19	8.250%	46,000	47,208
ConvaTec Healthcare E SA Senior Unsecured (b)
12/15/18	10.500%	123,000	138,375
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	84,000	85,680
Emdeon, Inc.
12/31/19	11.000%	58,000	66,990
Express Scripts Holding Co.
11/15/21	4.750%	1,300,000	1,383,923
Fresenius Medical Care U.S. Finance II, Inc. (b)
07/31/19	5.625%	27,000	29,160
01/31/22	5.875%	18,000	19,215
Fresenius Medical Care U.S. Finance, Inc. (b)
09/15/18	6.500%	29,000	32,806
HCA, Inc.
02/15/22	7.500%	78,000	86,775
Senior Secured
02/15/20	6.500%	110,000	121,412
Healthcare Technology Intermediate, Inc. Senior Unsecured PIK (b)
09/01/18	7.375%	9,000	9,270
Hologic, Inc.
08/01/20	6.250%	16,000	16,880
IMS Health, Inc. Senior Unsecured (b)
11/01/20	6.000%	47,000	49,468
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured
11/01/18	10.500%	40,000	45,900
LifePoint Hospitals, Inc. (b)(d)
12/01/21	5.500%	40,000	40,150
MPH Intermediate Holding Co. 2 Senior Unsecured PIK (b)
08/01/18	8.375%	49,000	50,715
McKesson Corp. Senior Unsecured
03/01/21	4.750%	965,000	1,036,994

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Physio-Control International, Inc. Senior Secured (b)
01/15/19	9.875%	$43,000	$48,160
Radnet Management, Inc.
04/01/18	10.375%	32,000	33,280
STHI Holding Corp. Secured (b)
03/15/18	8.000%	54,000	58,185
Tenet Healthcare Corp. Senior Secured
06/01/20	4.750%	84,000	82,740
Senior Unsecured
04/01/22	8.125%	83,000	90,055
Tenet Healthcare Corp. (b) Senior Secured
10/01/20	6.000%	30,000	31,313
United Surgical Partners International, Inc.
04/01/20	9.000%	54,000	60,480
Universal Hospital Services, Inc. Secured
08/15/20	7.625%	3,000	3,150
Total			5,097,800
Healthcare Insurance 0.1%
Cigna Corp. Senior Unsecured
06/15/20	5.125%	1,025,000	1,138,473
Home Construction —%
Brookfield Residential Properties, Inc. /U.S. Corp. (b)
07/01/22	6.125%	26,000	25,870
Meritage Homes Corp.
03/01/18	4.500%	49,000	48,449
04/01/22	7.000%	10,000	10,575
Meritage Homes Corp. (b)
04/15/20	7.150%	16,000	17,280
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	33,000	36,465
Standard Pacific Corp.
12/15/21	6.250%	36,000	36,900
Taylor Morrison Communities, Inc./Monarch, Inc. (b)
04/15/21	5.250%	37,000	35,705
Woodside Homes Co. LLC / Finance, Inc. Senior Unsecured (b)
12/15/21	6.750%	30,000	29,550
Total			240,794

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy 0.6%
Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	$1,265,000	$1,424,646
Antero Resources Finance Corp.
08/01/19	7.250%	11,000	11,798
Antero Resources Finance Corp. (b)
11/01/21	5.375%	36,000	36,360
Athlon Holdings LP/Finance Corp. (b)
04/15/21	7.375%	99,000	103,702
Aurora U.S.A. Oil & Gas, Inc. (b)
04/01/20	7.500%	94,000	96,820
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	67,000	72,779
Chesapeake Energy Corp.
08/15/20	6.625%	155,000	173,212
02/15/21	6.125%	95,000	102,125
03/15/23	5.750%	56,000	57,960
Comstock Resources, Inc.
06/15/20	9.500%	92,000	102,580
Concho Resources, Inc.
01/15/21	7.000%	151,000	165,911
01/15/22	6.500%	19,000	20,568
04/01/23	5.500%	52,000	52,780
Continental Resources, Inc.
10/01/19	8.250%	1,000	1,098
04/01/21	7.125%	53,000	59,227
09/15/22	5.000%	160,000	164,800
04/15/23	4.500%	115,000	113,850
Devon Energy Corp. Senior Unsecured
05/15/17	1.875%	1,200,000	1,213,631
EP Energy LLC/Everest Acquisition Finance, Inc.
09/01/22	7.750%	13,000	14,625
EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	51,000	58,522
EnCana Corp. Senior Unsecured
11/15/21	3.900%	1,375,000	1,379,561
Kodiak Oil & Gas Corp.
12/01/19	8.125%	58,000	64,235
Kodiak Oil & Gas Corp. (b)
01/15/21	5.500%	86,000	86,000
02/01/22	5.500%	159,000	159,000
Laredo Petroleum, Inc.
02/15/19	9.500%	110,000	122,650
05/01/22	7.375%	23,000	24,898
MEG Energy Corp. (b)
03/31/24	7.000%	32,000	32,640
Oasis Petroleum, Inc.
02/01/19	7.250%	89,000	95,897
11/01/21	6.500%	106,000	114,480
01/15/23	6.875%	61,000	65,575

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Oasis Petroleum, Inc. (b)
03/15/22	6.875%	$23,000	$24,725
Pioneer Natural Resources Co. Senior Unsecured
07/15/22	3.950%	1,350,000	1,365,275
Range Resources Corp.
06/01/21	5.750%	53,000	56,511
Southwestern Energy Co.
02/01/18	7.500%	770,000	916,512
Whiting Petroleum Corp.
10/01/18	6.500%	5,000	5,313
Whiting Petroleum Corp. (b)
03/15/21	5.750%	66,000	68,145
Woodside Finance Ltd. (b)
05/10/21	4.600%	1,600,000	1,691,638
Total			10,320,049
Integrated Energy 0.2%
Cenovus Energy, Inc. Senior Unsecured
09/15/23	3.800%	1,510,000	1,489,132
Petro-Canada Senior Unsecured
05/15/18	6.050%	1,175,000	1,375,569
Total			2,864,701
Life Insurance 0.5%
American International Group, Inc. Senior Unsecured
02/15/24	4.125%	1,850,000	1,869,059
Five Corners Funding Trust (b)
11/15/23	4.419%	1,875,000	1,884,557
Hartford Financial Services Group, Inc. Senior Unsecured
03/30/20	5.500%	1,325,000	1,498,856
Lincoln National Corp. Senior Unsecured
07/01/19	8.750%	950,000	1,234,872
Metropolitan Life Global Funding I Senior Secured (b)
04/11/22	3.875%	1,250,000	1,271,771
Total			7,759,115
Lodging —%
Choice Hotels International, Inc.
07/01/22	5.750%	32,000	33,520
Hilton Worldwide Finance/Corp. (b)
10/15/21	5.625%	64,000	65,440

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Lodging (continued)

Playa Resorts Holding BV Senior Unsecured (b)
08/15/20	8.000%	$70,000	$74,066
Total			173,026

Media Cable 0.2%

CCO Holdings LLC/Capital Corp.
01/31/22	6.625%	50,000	52,000
09/30/22	5.250%	33,000	31,102
CSC Holdings LLC
Senior Unsecured
02/15/18	7.875%	22,000	25,355
02/15/19	8.625%	32,000	37,760
CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	40,000	43,200
Cablevision Systems Corp. Senior Unsecured
04/15/20	8.000%	35,000	39,025
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (b)
09/15/20	6.375%	62,000	64,015
DIRECTV Holdings LLC/Financing Co., Inc.
03/01/21	5.000%	1,740,000	1,815,993
DISH DBS Corp.
09/01/19	7.875%	102,000	118,065
06/01/21	6.750%	16,000	17,240
07/15/22	5.875%	56,000	56,700
Quebecor Media, Inc. Senior Unsecured
01/15/23	5.750%	58,000	56,260
Time Warner Cable, Inc.
02/01/20	5.000%	1,725,000	1,739,863
Videotron Ltd.
07/15/22	5.000%	38,000	37,240
WaveDivision Escrow LLC/Corp. Senior Unsecured (b)
09/01/20	8.125%	2,000	2,090
Total			4,135,908

Media Non-Cable 0.4%

21st Century Fox America, Inc.
03/15/33	6.550%	1,000,000	1,132,472
AMC Networks, Inc.
07/15/21	7.750%	60,000	67,500
12/15/22	4.750%	25,000	23,875
Clear Channel Communications, Inc. Senior Secured
03/01/21	9.000%	114,000	115,140
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	99,000	104,445
11/15/22	6.500%	92,000	95,220

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Media Non-Cable (continued)

Hughes Satellite Systems Corp.
06/15/21	7.625%	$34,000	$37,485
Intelsat Jackson Holdings SA
10/15/20	7.250%	91,000	99,418
Intelsat Luxembourg SA (b)
06/01/21	7.750%	31,000	32,395
06/01/23	8.125%	88,000	92,400
MDC Partners, Inc. (b)
04/01/20	6.750%	92,000	95,680
NBCUniversal Media LLC
04/01/41	5.950%	1,400,000	1,523,606
National CineMedia LLC Senior Secured
04/15/22	6.000%	48,000	49,680
Nielsen Finance LLC/Co.
10/01/20	4.500%	184,000	178,940
Reed Elsevier Capital, Inc.
10/15/22	3.125%	1,497,000	1,397,780
TCM Sub LLC (b)
01/15/15	3.550%	955,000	984,875
Thomson Reuters Corp. Senior Unsecured
05/23/43	4.500%	1,000,000	844,406
Univision Communications, Inc. (b)
05/15/21	8.500%	45,000	49,950
Senior Secured
11/01/20	7.875%	34,000	37,825
09/15/22	6.750%	94,000	103,400
05/15/23	5.125%	26,000	26,000
Total			7,092,492

Metals 0.1%

Alpha Natural Resources, Inc.
04/15/18	9.750%	39,000	40,853
06/01/19	6.000%	2,000	1,755
06/01/21	6.250%	2,000	1,710
ArcelorMittal Senior Unsecured
03/01/21	6.000%	58,000	60,828
Arch Coal, Inc.
06/15/19	9.875%	53,000	45,580
06/15/21	7.250%	4,000	3,020
CONSOL Energy, Inc.
03/01/21	6.375%	4,000	4,150
Calcipar SA Senior Secured (b)
05/01/18	6.875%	43,000	45,795
FMG Resources August 2006 Proprietary Ltd. (b)
11/01/19	8.250%	71,000	79,342
FQM Akubra, Inc. (b)
06/01/20	8.750%	86,000	93,525

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Metals (continued)

JMC Steel Group, Inc. Senior Notes (b)
03/15/18	8.250%	$49,000	$48,755
Peabody Energy Corp.
11/15/18	6.000%	67,000	71,187
Vale Overseas Ltd.
01/23/17	6.250%	1,115,000	1,250,460
Total			1,746,960

Non-Captive Consumer —%

Provident Funding Associates LP/PFG Finance Corp. (b)
06/15/21	6.750%	89,000	90,335
Springleaf Finance Corp. (b)
Senior Unsecured
10/01/21	7.750%	30,000	32,100
10/01/23	8.250%	30,000	32,100
Total			154,535

Non-Captive Diversified 0.3%

Air Lease Corp.
03/01/20	4.750%	97,000	100,880
CIT Group, Inc.
Senior Unsecured
08/15/17	4.250%	48,000	50,208
03/15/18	5.250%	50,000	53,875
CIT Group, Inc. (b)
Senior Secured
04/01/18	6.625%	69,000	77,625
General Electric Capital Corp. Senior Unsecured
10/17/21	4.650%	3,890,000	4,259,433
International Lease Finance Corp.
Senior Unsecured
09/01/17	8.875%	80,000	95,600
04/15/18	3.875%	3,000	3,021
05/15/19	6.250%	29,000	31,719
12/15/20	8.250%	29,000	34,437
04/15/21	4.625%	5,000	4,838
Total			4,711,636

Oil Field Services 0.2%

Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	181,000	194,575
Green Field Energy Services, Inc. (b)(e)(f)
Secured
11/15/16	13.000%	127,000	44,450
Green Field Energy Services, Inc. (b)(f)
Secured
11/15/16	13.000%	4,000	1,400
Halliburton Co. Senior Unsecured
08/01/23	3.500%	1,800,000	1,765,064

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Oil Field Services (continued)

Oil States International, Inc.
01/15/23	5.125%	$37,000	$41,532
Pacific Drilling SA Senior Secured (b)
06/01/20	5.375%	93,000	93,930
Weatherford International LLC
06/15/37	6.800%	1,235,000	1,332,166
Total			3,473,117

Other Industry —%

Interline Brands, Inc.
11/15/18	7.500%	122,000	129,015
Unifrax I LLC/Holding Co. (b)
02/15/19	7.500%	39,000	39,829
Total			168,844

Packaging —%

BOE Intermediate Holding Corp. Senior Unsecured PIK (b)
11/01/17	9.000%	819	844
Beverage Packaging Holdings (Luxembourg) II SA (b)
12/15/16	5.625%	15,000	15,375
Plastipak Holdings, Inc. Senior Unsecured (b)
10/01/21	6.500%	46,000	47,725
Reynolds Group Issuer, Inc./LLC
08/15/19	9.875%	67,000	74,370
Senior Secured
08/15/19	7.875%	74,000	82,140
02/15/21	6.875%	94,000	101,520
Total			321,974

Pharmaceuticals 0.3%

AbbVie, Inc. Senior Unsecured
11/06/22	2.900%	1,500,000	1,412,671
Amgen, Inc. Senior Unsecured
11/15/21	3.875%	1,530,000	1,566,278
Capsugel SA Senior Unsecured PIK (b)
05/15/19	7.000%	17,000	17,285
GlaxoSmithKline Capital, Inc.
03/18/23	2.800%	1,115,000	1,052,601
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (b)
12/01/19	9.500%	38,000	42,655
Merck & Co, Inc. Senior Unsecured
05/18/23	2.800%	1,325,000	1,247,707

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Pharmaceuticals (continued)

Valeant Pharmaceuticals International, Inc. (b)(d)
12/01/21	5.625%	$15,000	$15,094
Valeant Pharmaceuticals International (b)
10/15/20	6.375%	145,000	152,975
Senior Unsecured
07/15/21	7.500%	79,000	86,900
Total			5,594,166

Property & Casualty 0.4%

ACE INA Holdings, Inc.
03/15/18	5.800%	1,000,000	1,158,353
Alliant Holdings, Inc. Senior Unsecured (b)
12/15/20	7.875%	36,000	37,620
CNA Financial Corp. Senior Unsecured
11/15/19	7.350%	1,058,000	1,304,532
HUB International Ltd. Senior Unsecured (b)
10/01/21	7.875%	122,000	126,118
Liberty Mutual Group, Inc. (b)
06/01/21	5.000%	1,670,000	1,778,196
Loews Corp. Senior Unsecured
05/15/23	2.625%	1,900,000	1,731,126
Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	625,000	778,627
Total			6,914,572

Railroads 0.3%

CSX Corp. Senior Unsecured
10/30/20	3.700%	1,450,000	1,499,947
Canadian Pacific Railway Co. Senior Unsecured
03/15/23	4.450%	1,325,000	1,385,331
Kansas City Southern Railway Co. (The) Senior Unsecured (b)
11/15/23	3.850%	1,790,000	1,767,471
Total			4,652,749

Refining 0.1%

Marathon Petroleum Corp. Senior Unsecured
03/01/41	6.500%	800,000	903,710

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

REITs 0.2%

Boston Properties LP Senior Unsecured
05/15/21	4.125%	$1,660,000	$1,717,459
CyrusOne LP/Finance Corp.
11/15/22	6.375%	66,000	67,650
Kimco Realty Corp. Senior Unsecured
02/01/18	4.300%	1,235,000	1,338,140
Simon Property Group LP Senior Unsecured
02/01/40	6.750%	880,000	1,101,480
Total			4,224,729

Restaurants 0.1%

Yum! Brands, Inc. Senior Unsecured
11/01/20	3.875%	1,280,000	1,301,694

Retailers 0.1%

AutoNation, Inc.
02/01/20	5.500%	35,000	37,625
Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	34,000	38,122
Burlington Holdings LLC/Finance, Inc. Senior Unsecured PIK (b)
02/15/18	9.000%	26,000	26,780
CVS Pass-Through Trust Pass-Through Certificates (b)
01/10/32	7.507%	322,179	392,319
J. Crew Group, Inc. Senior Unsecured PIK (b)
05/01/19	7.750%	37,000	37,278
Jo-Ann Stores, Inc. Senior Unsecured (b)
03/15/19	8.125%	28,000	29,050
Macy’s Retail Holdings, Inc.
07/15/34	6.700%	750,000	839,032
Rite Aid Corp.
03/15/20	9.250%	24,000	27,690
06/15/21	6.750%	4,000	4,175
Senior Unsecured
02/15/27	7.700%	25,000	25,563
Sally Holdings LLC/Capital, Inc.
06/01/22	5.750%	50,000	51,875
Total			1,509,509

Supermarkets 0.1%

Safeway, Inc. Senior Unsecured
02/01/31	7.250%	1,080,000	1,117,307

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Supermarkets (continued)
Technology 0.3%

Alliance Data Systems Corp. (b)
12/01/17	5.250%	$59,000	$61,065
04/01/20	6.375%	47,000	49,115
Apple, Inc. Senior Unsecured
05/03/23	2.400%	1,570,000	1,422,919
Audatex North America, Inc. (b)
06/15/21	6.000%	26,000	27,170
11/01/23	6.125%	26,000	26,845
Cardtronics, Inc.
09/01/18	8.250%	56,000	60,200
DuPont Fabros Technology LP (b)
09/15/21	5.875%	27,000	27,810
Equinix, Inc.
Senior Unsecured
04/01/20	4.875%	28,000	27,930
04/01/23	5.375%	27,000	26,528
First Data Corp.
01/15/21	12.625%	109,000	127,802
First Data Corp. (b)
08/15/21	11.750%	60,000	62,250
Secured
01/15/21	8.250%	107,000	113,554
Senior Secured
08/15/20	8.875%	100,000	111,125
11/01/20	6.750%	44,000	46,310
Freescale Semiconductor, Inc. Senior Secured (b)
01/15/22	6.000%	91,000	91,910
Hewlett-Packard Co. Senior Unsecured
06/01/21	4.300%	1,550,000	1,570,728
NXP BV/Funding LLC (b)
02/15/21	5.750%	47,000	48,939
Nuance Communications, Inc. (b)
08/15/20	5.375%	59,000	56,050
Oracle Corp. Senior Unsecured
04/15/38	6.500%	920,000	1,118,691
VeriSign, Inc.
05/01/23	4.625%	48,000	45,960
Total			5,122,901

Transportation Services 0.1%

Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	38,000	44,460
ERAC U.S.A. Finance LLC (b)
10/15/37	7.000%	1,095,000	1,293,423
Hertz Corp. (The)
10/15/18	7.500%	78,000	84,337

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Transportation Services (continued)

01/15/21	7.375%	$36,000	$39,510
LBC Tank Terminals Holding Netherlands BV (b)
05/15/23	6.875%	66,000	69,135
Total			1,530,865

Wireless 0.3%

America Movil SAB de CV
11/15/17	5.625%	570,000	649,034
Crown Castle International Corp. Senior Unsecured
01/15/23	5.250%	75,000	74,062
MetroPCS Wireless, Inc. (b)
04/01/23	6.625%	49,000	50,593
NII International Telecom SCA (b)
08/15/19	11.375%	112,000	89,600
Rogers Communications, Inc.
10/01/23	4.100%	1,600,000	1,619,200
SBA Communications Corp. Senior Unsecured
10/01/19	5.625%	7,000	7,193
SBA Telecommunications, Inc.
08/15/19	8.250%	55,000	59,400
07/15/20	5.750%	74,000	77,145
Softbank Corp. (b)
04/15/20	4.500%	50,000	49,688
Sprint Communications, Inc.
Senior Unsecured
08/15/17	8.375%	6,000	6,960
11/15/21	11.500%	83,000	108,730
11/15/22	6.000%	61,000	60,543
Sprint Communications, Inc. (b)
11/15/18	9.000%	122,000	147,467
03/01/20	7.000%	70,000	77,875
Sprint Corp. (b)
09/15/21	7.250%	73,000	79,022
T-Mobile USA, Inc.
04/28/21	6.633%	61,000	63,897
01/15/22	6.125%	18,000	18,338
04/28/22	6.731%	63,000	65,677
04/28/23	6.836%	12,000	12,480
01/15/24	6.500%	18,000	18,225
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	915,000	877,855
Wind Acquisition Finance SA Senior Secured (b)
04/30/20	6.500%	92,000	97,060
Total			4,310,044

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Wirelines 0.5%

AT&T, Inc. Senior Unsecured
02/15/39	6.550%	$1,680,000	$1,866,646
CenturyLink, Inc. Senior Unsecured
04/01/20	5.625%	48,000	48,840
Deutsche Telekom International Finance BV
03/23/16	5.750%	985,000	1,087,844
Embarq Corp. Senior Unsecured
06/01/36	7.995%	965,000	981,500
Frontier Communications Corp.
Senior Unsecured
03/15/19	7.125%	48,000	52,560
07/01/21	9.250%	28,000	32,900
01/15/23	7.125%	59,000	60,475
Level 3 Communications, Inc. Senior Unsecured
02/01/19	11.875%	41,000	47,457
Level 3 Financing, Inc.
04/01/19	9.375%	90,000	100,575
07/01/19	8.125%	25,000	27,375
06/01/20	7.000%	16,000	17,000
07/15/20	8.625%	24,000	26,880
Level 3 Financing, Inc. (b)
01/15/21	6.125%	36,000	36,540
Level 3 Financing, Inc. (b)(c)
01/15/18	3.835%	15,000	15,113
Orange SA
07/08/19	5.375%	1,330,000	1,499,757
PAETEC Holding Corp.
12/01/18	9.875%	78,000	87,165
Telefonica Emisiones SAU
06/20/36	7.045%	1,320,000	1,435,462
Verizon New York, Inc.
04/01/32	7.375%	1,520,000	1,724,235
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	19,000	21,945
Senior Secured
01/01/20	8.125%	61,000	67,252
Total			9,237,521
Total Corporate Bonds & Notes (Cost: $173,552,999)			$175,890,249

Residential Mortgage-Backed Securities - Agency 10.6%

Federal Home Loan Mortgage Corp. (c)(g)
12/01/36	6.092%	26,499	28,150
08/01/36	2.447%	54,260	57,510
Federal Home Loan Mortgage Corp. (d)(g)
12/01/43	4.000%	14,800,000	15,382,171
Federal Home Loan Mortgage Corp. (g)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

05/01/39- 06/01/41	4.500%	$12,967,687	$13,828,587
06/01/32- 07/01/32	7.000%	650,552	766,082
08/01/32- 03/01/38	6.500%	76,596	85,505
03/01/17- 10/01/39	6.000%	3,130,791	3,434,650
12/01/17- 05/01/40	5.500%	3,109,374	3,356,274
08/01/18- 05/01/41	5.000%	8,055,717	8,701,357
10/01/26- 09/01/43	3.500%	31,266,734	31,644,730
07/01/42- 08/01/43	3.000%	25,031,283	24,079,187
CMO Series 1614 Class MZ
11/15/23	6.500%	29,432	32,785
CMO Series 2735 Class OG
08/15/32	5.000%	17,448	17,521
Federal National Mortgage Association (c)(g)
08/01/34	5.564%	82,133	88,051
08/01/36	2.555%	34,446	36,783
04/01/36	1.925%	40,586	43,108
Federal National Mortgage Association (d)(g)
12/01/28	3.000%	12,335,000	12,710,833
12/01/28- 12/01/43	4.000%	22,775,000	23,889,437
12/01/43	4.500%	10,000,000	10,668,750
12/01/43	3.500%	12,795,000	12,896,460
Federal National Mortgage Association (g)
03/01/17- 08/01/37	6.500%	984,741	1,094,820
08/01/18- 02/01/38	5.500%	2,427,373	2,658,622
06/01/31- 08/01/32	7.000%	438,952	514,349
12/01/20- 07/01/23	5.000%	401,138	435,548
05/01/40	4.500%	499,834	533,171
07/01/27- 08/01/43	3.000%	3,689,000	3,777,610
09/01/17- 11/01/32	6.000%	827,213	904,654
09/01/40	4.000%	4,578,344	4,778,705
04/01/26- 10/01/26	3.500%	5,177,433	5,458,468
Federal National Mortgage Association (g)(h)
10/01/40	4.500%	974,907	1,041,201
Federal National Mortgage Association (g)(i)
CMO IO Series 2003-71 Class IM
12/25/31	5.500%	70,375	2,595
Government National Mortgage Association (g)
10/15/33	5.500%	406,982	460,465
10/15/31- 05/15/32	7.000%	105,850	120,410
02/15/34	5.000%	315,130	345,622
12/15/37	6.000%	93,365	103,592

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

02/15/39	4.500%	$28,690	$30,884
Government National Mortgage Association (g)(i)
CMO IO Series 2002-70 Class IC
08/20/32	6.000%	113,077	9,264

Total Residential Mortgage-Backed Securities - Agency (Cost: $182,749,111)			$184,017,911

Residential Mortgage-Backed Securities - Non-Agency 0.5%

SACO I, Inc. CMO Series 1995-1 Class A (b)(c)(e)(g)(j)
09/25/24	0.000%	4,897	1,616
Springleaf Mortgage Loan Trust (b)(c)(g)
CMO Series 2012-1A Class A
09/25/57	2.667%	676,390	691,631
CMO Series 2012-2A Class A
10/25/57	2.220%	432,716	431,441
CMO Series 2012-3A Class A
12/25/59	1.570%	1,807,261	1,782,296
CMO Series 2013-1A Class A
06/25/58	1.270%	1,506,613	1,475,130
CMO Series 2013-2A Class A
12/25/65	1.780%	1,289,560	1,285,979
CMO Series 2013-3A Class A
09/25/57	1.870%	2,580,238	2,581,102

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $8,283,605)			$8,249,195

Commercial Mortgage-Backed Securities - Agency 3.7%

Federal National Mortgage Association Series 2006-M2 Class A2A (c)(g)
10/25/32	5.271%	2,556,641	2,805,724
Government National Mortgage Association (c)(g)
Series 2010-52 Class AE
06/16/36	4.115%	257,158	262,261
Series 2013-50 Class AH
06/16/39	2.100%	1,992,901	2,007,240
Government National Mortgage Association (g)
Series 2009-71 Class A
04/16/38	3.304%	145,833	147,132
Series 2010-159 Class A
01/16/33	2.159%	227,873	228,858
Series 2011-149 Class A
10/16/46	3.000%	1,683,849	1,738,710
Series 2011-16 Class A
11/16/34	2.210%	430,630	432,718
Series 2011-161 Class A
01/16/34	1.738%	2,747,860	2,759,616
Series 2011-31 Class A
12/16/35	2.210%	443,849	447,473
Series 2011-64 Class A

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)

08/16/34	2.380%	$40,005	$39,986
Series 2011-64 Class AD
11/16/38	2.700%	208,585	210,624
Series 2011-78 Class A
08/16/34	2.250%	2,275,354	2,293,692
Series 2012-111 Class AC
04/16/47	2.211%	1,322,760	1,334,134
Series 2012-25 Class A
11/16/42	2.575%	3,374,125	3,426,727
Series 2012-45 Class A
03/16/40	2.830%	938,358	959,761
Series 2012-55 Class A
08/16/33	1.704%	1,391,693	1,393,556
Series 2012-58 Class A
01/16/40	2.500%	1,045,320	1,074,117
Series 2012-79 Class A
04/16/39	1.800%	1,084,989	1,081,493
Series 2012-9 Class A
05/16/39	3.220%	946,281	973,897
Series 2013-105 Class A
02/16/37	1.705%	4,924,726	4,909,435
Series 2013-12 Class A
10/16/42	1.410%	2,212,979	2,189,621
Series 2013-126 Class AB
04/16/38	1.540%	3,008,163	3,003,318
Series 2013-138 Class A
08/16/35	2.150%	2,551,667	2,566,260
Series 2013-146 Class AH
08/16/40	2.000%	3,223,030	3,228,786
Series 2013-17 Class AH
10/16/43	1.558%	1,680,992	1,668,751
Series 2013-2 Class AB
12/16/42	1.600%	1,648,614	1,640,570
Series 2013-30 Class A
05/16/42	1.500%	2,958,728	2,927,173
Series 2013-32 Class AB
01/16/42	1.900%	3,290,728	3,285,006
Series 2013-33 Class A
07/16/38	1.061%	4,323,466	4,247,918
Series 2013-40 Class A
10/16/41	1.511%	1,909,363	1,894,637
Series 2013-57 Class A
06/16/37	1.350%	4,894,312	4,841,013
Series 2013-61 Class A
01/16/43	1.450%	2,231,220	2,202,589
Series 2013-78 Class AB
07/16/39	1.624%	2,269,772	2,248,486

Total Commercial Mortgage-Backed Securities - Agency (Cost: $65,064,155)			$64,471,282

Commercial Mortgage-Backed Securities - Non-Agency 1.6%

Americold 2010 LLC Trust Series 2010-ARTA Class A1 (b)(g)
01/14/29	3.847%	344,214	372,462

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Banc of America Commercial Mortgage Trust Series 2006-4 Class A4 (g)
07/10/46	5.634%	$3,465,000	$3,782,987
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-3 Class A4 (g)
07/10/43	4.668%	375,000	393,666
Bear Stearns Commercial Mortgage Securities (c)(g)
Series 2005-T20 Class A4A
10/12/42	5.292%	1,350,000	1,438,337
Series 2005-T20 Class AAB
10/12/42	5.276%	242,574	246,649
Series 2007-T28 Class A4
09/11/42	5.742%	750,000	853,793
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4 (g)
10/15/49	5.431%	1,400,000	1,537,502
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 (c)(g)
07/15/44	5.392%	880,000	936,613
Credit Suisse Commercial Mortgage Trust Series 2006-C2 Class A2 (c)(g)
03/15/39	5.858%	184,082	185,199
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C1 Class A4 (c)(g)
01/15/37	4.750%	32,495	32,481
DBRR Trust (b)(g)
Series 2012-EZ1 Class A
09/25/45	1.393%	495,000	494,154
09/25/45	2.062%	2,195,000	2,199,496
DBUBS Mortgage Trust Series 2011-LC1A Class A3 (b)(g)
11/10/46	5.002%	150,000	167,683
GS Mortgage Securities Corp. II Series 2011-GC3 Class A1 (b)(g)
03/10/44	2.331%	277,895	281,098
General Electric Capital Assurance Co. (b)(c)(g)
Series 2003-1 Class A4
05/12/35	5.254%	146,073	152,073
Series 2003-1 Class A5
05/12/35	5.743%	250,000	287,675
Greenwich Capital Commercial Funding Corp. Series 2005-GG5 Class AAB (c)(g)
04/10/37	5.190%	241,173	245,414
JPMorgan Chase Commercial Mortgage Securities Corp. (b)(g)
Series 2009-IWST Class A2
12/05/27	5.633%	300,000	341,825
Series 2010-C1 Class A1
06/15/43	3.853%	277,848	287,637
Series 2010-CNTR Class A2
08/05/32	4.311%	450,000	480,885
Series 2011-C3 Class A4
02/15/46	4.717%	450,000	491,425
JPMorgan Chase Commercial Mortgage Securities Corp. (c)(g)
Series 2005-LDP4 Class A4

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

10/15/42	4.918%	$994,162	$1,050,813
Series 2006-LDP6 Class ASB
04/15/43	5.490%	58,558	60,255
JPMorgan Chase Commercial Mortgage Securities Corp. (g)
Series 2007-CB18 Class A4
06/12/47	5.440%	820,000	906,642
JPMorgan Chase Commercial Mortgage Securities Trust (c)(g)
Series 2005-CB11 Class ASB
08/12/37	5.201%	179,336	181,371
Series 2005-LDP3 Class ASB
08/15/42	4.893%	165,210	169,835
Series 2005-LDP4 Class ASB
10/15/42	4.824%	96,508	98,188
Series 2005-LDP5 Class A4
12/15/44	5.368%	4,132,061	4,418,438
JPMorgan Chase Commercial Mortgage Securities Trust (g)
Series 2005-LDP2 Class A3
07/15/42	4.697%	62,200	62,189
Series 2005-LDP2 Class ASB
07/15/42	4.659%	102,913	104,701
LB-UBS Commercial Mortgage Trust (c)(g)
Series 2007-C7 Class A3
09/15/45	5.866%	417,339	468,898
LB-UBS Commercial Mortgage Trust (g)
Series 2007-C1 Class AAB
02/15/40	5.403%	89,759	89,936
Morgan Stanley Capital I, Inc. Series 2011-C1 Class A4 (b)(c)(g)
09/15/47	5.033%	300,000	335,543
Morgan Stanley Re-Remic Trust Series 2009-GG10 Class A4A (b)(c)(g)
08/12/45	5.994%	825,000	909,014
Motel 6 Trust Series 2012-MTL6 Class A1 (b)(g)
10/05/25	1.500%	422,160	420,099
Nationslink Funding Corp. Series 1999-LTL1 Class A3 (g)
01/22/26	7.104%	59,952	61,634
S2 Hospitality LLC Series 2012-LV1 Class A (b)(g)
04/15/25	4.500%	21,691	21,691
Wachovia Bank Commercial Mortgage Trust (c)(g)
Series 2005- C22 Class AM
12/15/44	5.514%	200,000	213,229
Series 2005-C21 Class A4
10/15/44	5.414%	1,426,648	1,518,296
Wachovia Bank Commercial Mortgage Trust (g)
Series 2005-C18 Class A4
04/15/42	4.935%	1,670,136	1,737,785

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $27,514,658)			$28,037,611

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency 1.0%

Ally Master Owner Trust CMO Series 2011-3 Class A1 (c)
05/15/16	0.798%	$1,275,000	$1,276,954
American Credit Acceptance Receivables Trust (b)
Series 2012-3 Class A
11/15/16	1.640%	269,025	269,094
Series 2013-1 Class A
04/16/18	1.450%	712,914	713,032
CNH Wholesale Master Note Trust Series 2013-2A Class A (b)(c)
08/15/19	0.768%	1,650,000	1,659,333
CarFinance Capital Auto Trust Series 2013-2A Class A (b)
11/15/17	1.750%	1,273,091	1,273,344
Chesapeake Funding LLC Series 2012-1A Class A (b)(c)
11/07/23	0.919%	1,569,278	1,574,317
Cityscape Home Equity Loan Trust Series 1997-B Class A7 (e)(f)(j)(k)
05/25/28	7.410%	23,436	—
Deutsche Mortgage Securities, Inc. CMO Series 2009-RS2 Class 4A1 (b)(c)
04/26/37	0.296%	76,426	76,017
Diamond Resorts Owner Trust Series 2013-2 Class A (b)
05/20/26	2.270%	1,500,000	1,499,852
Equifirst Mortgage Loan Trust Series 2003-1 Class IF1 (c)
12/25/32	4.010%	97,977	98,823
First Investors Auto Owner Trust Series 2013-3A Class A2 (b)
09/15/17	0.890%	820,000	819,941
GTP Towers Issuer LLC (b)
02/15/15	4.436%	200,000	206,157
Hertz Vehicle Financing LLC (b)
Series 2009-2A Class A2
03/25/16	5.290%	500,000	524,655
Series 2010-1A Class A1
02/25/15	2.600%	150,000	150,406
Hilton Grand Vacations Trust Series 2013-A Class A (b)
01/25/26	2.280%	2,090,410	2,098,389
KeyCorp Student Loan Trust Series 1999-A Class A2 (c)
12/27/29	0.578%	294,122	289,839
Nations Equipment Finance Funding I LLC Series 2013-1A Class A (b)
11/20/16	1.697%	1,376,520	1,376,520
SBA Tower Trust (b)
04/15/40	4.254%	500,000	508,945
SLM Student Loan Trust (b)
Series 2012-A Class A2
01/17/45	3.830%	500,000	529,250

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

SLM Student Loan Trust (b)(c)
Series 2011-C Class A1
12/15/23	1.568%	$320,535	$322,474
SLM Student Loan Trust (c)
Series 2004-B Class A2
06/15/21	0.454%	1,084,431	1,068,018
Santander Drive Auto Receivables Trust Series 2012-1 Class B
05/16/16	2.720%	400,000	404,880
Sierra Receivables Funding Co. LLC (b)
Series 2010-1A Class A1
07/20/26	4.480%	28,036	28,221
Series 2010-2A Class A
11/20/25	3.840%	56,403	57,086
Series 2010-3A Class A
11/20/25	3.510%	51,072	52,054
Wheels SPV LLC Series 2012-1 Class A2 (b)
03/20/21	1.190%	315,261	316,329

Total Asset-Backed Securities - Non-Agency (Cost: $17,105,626)			$17,193,930

Inflation-Indexed Bonds 0.6%

UNITED STATES 0.6%

U.S. Treasury Inflation-Indexed Bond
04/15/16	0.125%	10,607,500	10,881,799
TOTAL UNITED STATES			10,881,799

Total Inflation-Indexed Bonds (Cost: $10,876,190)			$10,881,799

U.S. Treasury Obligations 3.2%

U.S. Treasury
01/15/16	0.375%	9,700,000	9,712,882
03/31/15	2.500%	12,000,000	12,364,224
08/15/40	3.875%	31,771,000	32,525,561

Total U.S. Treasury Obligations (Cost: $55,990,962)			$54,602,667

Foreign Government Obligations 0.6%

CANADA 0.5%

Province of Nova Scotia Senior Unsecured
01/26/17	5.125%	2,100,000	2,374,302
Province of Ontario Senior Unsecured
02/14/18	1.200%	2,770,000	2,752,275

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (continued)
CANADA (CONTINUED)
Province of Quebec Senior Unsecured
05/14/18	4.625%	$2,350,000	$2,661,610
TOTAL CANADA			7,788,187

MEXICO 0.1%
Pemex Project Funding Master Trust
01/21/21	5.500%	1,600,000	1,720,000
TOTAL MEXICO			1,720,000
Total Foreign Government Obligations (Cost: $9,273,763)			$9,508,187

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.1%
State of Illinois Unlimited General Obligation Taxable Notes Series 2011
03/01/17	5.365%	$2,065,000	$2,233,566

Total Municipal Bonds (Cost: $2,256,564)			$2,233,566

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.1%
Automotive —%
Affinia Group, Inc. Tranche B2 Term Loan (c)(l)
04/25/20	4.750%	$25,935	$26,259
TOTAL AUTOMOTIVE			26,259

Brokerage —%
Nuveen Investments, Inc. Tranche B 2nd Lien Term Loan (c)(l)
02/28/19	6.500%	60,859	59,520
TOTAL BROKERAGE			59,520

Chemicals —%
Axalta Coating Systems Dutch Holding BBV/U.S. Holdings, Inc. Tranche B Term Loan (c)(l)
02/01/20	4.750%	31,840	32,066
TOTAL CHEMICALS			32,066

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Consumer Cyclical Services —%
New Breed, Inc. Term Loan (c)(l)
10/01/19	6.000%	$100,511	$100,416
TOTAL CONSUMER CYCLICAL SERVICES			100,416

Diversified Manufacturing —%
Gardner Denver, Inc. Term Loan (c)(d)(l)
07/30/20	3.510%	27,288	27,144
TOTAL DIVERSIFIED MANUFACTURING			27,144

Food and Beverage —%
New HB Acquisition LLC Tranche B Term Loan (c)(l)
04/09/20	6.750%	37,000	38,087
TOTAL FOOD AND BEVERAGE			38,087

Health Care —%
American Renal Holdings, Inc. 2nd Lien Term Loan (c)(l)
03/20/20	8.500%	40,000	39,400
U.S. Renal Care, Inc. 1st Lien Tranche B1 Term Loan (c)(l)
07/03/19	5.250%	89,290	90,071
United Surgical Partners International, Inc. Tranche B Term Loan (c)(l)
04/03/19	4.750%	19,813	19,931
TOTAL HEALTH CARE			149,402

Lodging —%
Four Seasons Holdings, Inc. 2nd Lien Term Loan (c)(l)
12/28/20	6.250%	19,000	19,451
Hilton Worldwide Financial LLC Tranche B-2 Term Loan (c)(d)(l)
10/26/20	4.000%	60,197	60,365
Playa Resorts Holding Term Loan (c)(l)
08/09/19	4.750%	27,000	27,220
TOTAL LODGING			107,036

Media Non-Cable —%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan (c)(l)
09/16/19	7.500%	54,550	55,668
TOTAL MEDIA NON-CABLE			55,668

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Packaging —%
Exopack LLC Tranche B Term Loan (c)(d)(l)
05/08/19	5.250%	$34,000	$34,496
TOTAL PACKAGING			34,496

Property & Casualty —%
Asurion LLC Tranche B1 Term Loan (c)(l)
05/24/19	4.500%	67,490	67,443
Lonestar Intermediate Super Holdings LLC Term Loan (c)(l)
09/02/19	11.000%	176,000	182,454
TOTAL PROPERTY & CASUALTY			249,897

Retailers —%
Neiman Marcus Group, Inc. (The) Term Loan (c)(l)
10/25/20	5.000%	60,000	60,360
Rite Aid Corp. Tranche 1 2nd Lien Term Loan (c)(l)
08/21/20	5.750%	50,000	51,188
TOTAL RETAILERS			111,548

Technology 0.1%
Ancestry.com, Inc. Tranche B1 Term Loan (c)(l)
12/28/18	5.250%	83,608	83,816
Blue Coat Systems, Inc. 2nd Lien Term Loan (c)(l)
06/28/20	9.500%	83,000	84,245
Digital Insight Corp. (c)(l)
1st Lien Term Loan
10/16/19	4.750%	13,000	13,097
2nd Lien Term Loan
08/01/20	8.750%	16,000	16,053
ION Trading Technologies SARL 2nd Lien Term Loan (c)(l)
05/22/21	8.250%	76,424	77,125

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
Triple Point Group Holdings, Inc. (c)(l)
1st Lien Term Loan
07/10/20	5.250%	$59,000	$52,510
2nd Lien Term Loan
07/10/21	9.250%	56,000	47,600
TOTAL TECHNOLOGY			374,446

Wirelines —%
Integra Telecom Holdings, Inc. (c)(l)
2nd Lien Term Loan
02/21/20	9.750%	8,000	8,197
Tranche B Term Loan
02/22/19	5.250%	23,880	24,111
TOTAL WIRELINES			32,308

Total Senior Loans (Cost: $1,380,939)			$1,398,293

Issuer		Shares	Value

Warrants —%

ENERGY —%

Energy Equipment & Services —%
Green Field Energy Services, Inc. (a)(b)(e)		127	$128
TOTAL ENERGY			128

Total Warrants (Cost: $5,142)			$128

		Shares	Value

Money Market Funds 8.5%

Columbia Short-Term Cash Fund, 0.094% (m)(n)		147,729,151	$147,729,151

Total Money Market Funds (Cost: $147,729,151)			$147,729,151

Total Investments
(Cost: $1,469,981,848) (o)			$1,802,570,134(p)
Other Assets & Liabilities, Net			(71,397,826)

Net Assets			$1,731,172,308

Investments in Derivatives Futures Contracts Outstanding at November 30, 2013

At November 30, 2013, securities totaling $359,214 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
U.S. Treasury Note, 2-year	(150)	USD	(33,044,532)	April 2014	—	(16,669)
U.S. Treasury Note, 5-year	(170)	USD	(20,556,720)	March 2014	—	(29,577)
Total					—	(46,246)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, the value of these securities amounted to $52,246,157 or 3.02% of net assets.

(c)	Variable rate security.
(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at November 30, 2013 was $46,194, representing less than 0.01% of net assets. Information concerning such security holdings at November 30, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Cityscape Home Equity Loan Trust
Series 1997-B Class A7
7.410% 05/25/28	06/23/09 - 5/13/11	23,157
Green Field Energy Services, Inc.	11/09/11 - 12/14/11	5,142
Green Field Energy Services, Inc.
Secured
13.000% 11/15/16	11/09/11 - 12/14/11	123,048
SACO I, Inc.
CMO Series 1995-1 Class A
0.000% 09/25/24	04/30/99 - 12/20/02	4,666

(f)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At November 30, 2013, the value of these securities amounted to $45,850, which represents less than 0.01% of net assets.

(g)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(h)	This security, or a portion of this security, was pledged as collateral for open futures contracts.
(i)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(j)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2013, the value of these securities amounted to $1,616, which represents less than 0.01% of net assets.

(k)	Negligible market value.
(l)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of November 30, 2013. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(m)	The rate shown is the seven-day current annualized yield at November 30, 2013.
(n)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	164,611,110	198,672,579	(215,554,538)	147,729,151	30,841	147,729,151

(o)

At November 30, 2013, the cost of securities for federal income tax purposes was approximately $1,469,982,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$338,432,000
Unrealized Depreciation	(5,844,000)
Net Unrealized Appreciation	$332,588,000

(p)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
PIK	Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those describedearlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	146,134,512	—	—	146,134,512
Consumer Staples	110,611,379	—	—	110,611,379
Energy	117,379,670	—	—	117,379,670
Financials	196,238,232	—	—	196,238,232
Health Care	137,518,436	—	—	137,518,436
Industrials	129,356,400	—	—	129,356,400
Information Technology	206,624,893	—	—	206,624,893
Materials	22,764,958	—	—	22,764,958
Telecommunication Services	31,727,685	—	—	31,727,685
Warrants
Energy	—	128	—	128
Total Equity Securities	1,098,356,165	128	—	1,098,356,293
Bonds
Corporate Bonds & Notes	—	175,890,249	—	175,890,249
Residential Mortgage-Backed Securities - Agency	—	184,017,911	—	184,017,911
Residential Mortgage-Backed Securities - Non-Agency	—	8,247,579	1,616	8,249,195
Commercial Mortgage-Backed Securities - Agency	—	64,471,282	—	64,471,282
Commercial Mortgage-Backed Securities - Non-Agency	—	25,343,960	2,693,651	28,037,611
Asset-Backed Securities - Non-Agency	—	15,817,410	1,376,520	17,193,930
Inflation-Indexed Bonds	—	10,881,799	—	10,881,799
U.S. Treasury Obligations	54,602,667	—	—	54,602,667
Foreign Government Obligations	—	9,508,187	—	9,508,187
Municipal Bonds	—	2,233,566	—	2,233,566
Total Bonds	54,602,667	496,411,943	4,071,787	555,086,397
Other
Senior Loans
Automotive	—	—	26,259	26,259
Health Care	—	110,002	39,400	149,402
All Other Industries	—	1,222,632	—	1,222,632
Total Other	—	1,332,634	65,659	1,398,293
Mutual Funds
Money Market Funds	147,729,151	—	—	147,729,151
Total Mutual Funds	147,729,151	—	—	147,729,151
Investments in Securities	1,300,687,983	497,744,705	4,137,446	1,802,570,134
Derivatives
Liabilities
Futures Contracts	(46,246)	—	—	(46,246)
Total	1,300,641,737	497,744,705	4,137,446	1,802,523,888

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances

Certain residential mortgage-backed securities classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Certain commercial and asset backed securities as well as senior loans classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Portfolio of Investments

Columbia Contrarian Core Fund

November 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.8%

CONSUMER DISCRETIONARY 13.0%
Auto Components 0.9%
Delphi Automotive PLC	576,083	$33,729,659
Automobiles 1.9%
General Motors Co. (a)	1,807,448	70,002,461
Hotels, Restaurants & Leisure 1.6%
Wynn Resorts Ltd.	194,662	32,288,586
Yum! Brands, Inc.	316,650	24,597,372
Total		56,885,958
Media 5.6%
Comcast Corp., Class A	1,337,718	66,711,997
DIRECTV (a)	603,561	39,901,418
Discovery Communications, Inc., Class A (a)	384,515	33,556,624
Viacom, Inc., Class B	777,143	62,303,554
Total		202,473,593
Specialty Retail 3.0%
Dick’s Sporting Goods, Inc.	451,220	25,502,954
Lowe’s Companies, Inc.	808,709	38,397,503
Tiffany & Co.	335,162	29,876,341
Ulta Salon Cosmetics & Fragrance, Inc. (a)	112,042	14,222,612
Total		107,999,410
TOTAL CONSUMER DISCRETIONARY		471,091,081
CONSUMER STAPLES 9.8%
Beverages 3.1%
Diageo PLC, ADR	323,082	41,247,879
PepsiCo, Inc.	837,185	70,708,645
Total		111,956,524
Food & Staples Retailing 2.5%
CVS Caremark Corp.	893,697	59,841,951
Walgreen Co.	534,889	31,665,429
Total		91,507,380
Household Products 1.8%
Procter & Gamble Co. (The)	769,062	64,770,402
Tobacco 2.4%
Philip Morris International, Inc.	1,041,086	89,054,496
TOTAL CONSUMER STAPLES		357,288,802

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 10.5%
Energy Equipment & Services 2.9%
Cameron International Corp. (a)	689,670	$38,200,821
Halliburton Co.	1,271,088	66,960,916
Tidewater, Inc.	7,007	399,679
Total		105,561,416
Oil, Gas & Consumable Fuels 7.6%
Anadarko Petroleum Corp.	369,429	32,812,684
Antero Resources Corp. (a)	189,869	10,423,808
Canadian Natural Resources Ltd.	946,460	31,157,463
Chevron Corp.	704,628	86,274,652
ConocoPhillips	487,641	35,500,265
Exxon Mobil Corp.	373,614	34,925,437
Newfield Exploration Co. (a)	479,295	13,468,190
Noble Energy, Inc.	420,567	29,540,626
Total		274,103,125
TOTAL ENERGY		379,664,541

FINANCIALS 17.5%

Capital Markets 3.7%
BlackRock, Inc.	142,459	43,129,462
Invesco Ltd.	739,937	25,786,804
Morgan Stanley	832,062	26,043,541
State Street Corp.	540,619	39,254,346
Total		134,214,153
Commercial Banks 1.4%
Wells Fargo & Co.	1,176,338	51,782,399

Diversified Financial Services 10.2%
Bank of America Corp.	3,226,769	51,047,486
Berkshire Hathaway, Inc., Class B (a)	626,233	72,974,931
Citigroup, Inc.	2,493,616	131,962,159
JPMorgan Chase & Co.	1,989,338	113,829,920
Total		369,814,496
Insurance 1.6%
Aon PLC	702,422	57,345,732
Real Estate Management & Development 0.6%
Realogy Holdings Corp. (a)	463,850	21,981,851
TOTAL FINANCIALS		635,138,631

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 12.2%
Biotechnology 0.5%
Celgene Corp. (a)	110,944	$17,947,411

Health Care Equipment & Supplies 3.1%
Abbott Laboratories	924,319	35,299,742
Baxter International, Inc.	217,095	14,860,153
Covidien PLC	933,816	63,742,280
Total		113,902,175
Health Care Providers & Services 4.0%
Cardinal Health, Inc.	1,272,034	82,173,396
CIGNA Corp.	376,080	32,888,196
Express Scripts Holding Co. (a)	446,027	30,039,919
Total		145,101,511
Pharmaceuticals 4.6%
Johnson & Johnson	849,576	80,420,864
Pfizer, Inc.	1,695,594	53,801,198
Salix Pharmaceuticals Ltd. (a)	387,974	32,904,075
Total		167,126,137
TOTAL HEALTH CARE		444,077,234
INDUSTRIALS 11.5%
Aerospace & Defense 3.4%
Honeywell International, Inc.	739,729	65,473,413
United Technologies Corp.	522,587	57,933,995
Total		123,407,408
Air Freight & Logistics 1.0%
FedEx Corp.	257,711	35,744,516
Commercial Services & Supplies 1.3%
Tyco International Ltd.	1,237,533	47,199,508
Electrical Equipment 1.7%
Eaton Corp. PLC	882,077	64,091,715
Industrial Conglomerates 2.5%
General Electric Co.	3,401,945	90,695,854
Professional Services 1.3%
Nielsen Holdings NV	1,083,017	46,743,014
Road & Rail 0.3%
Union Pacific Corp.	67,766	10,980,803

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
TOTAL INDUSTRIALS		418,862,818
INFORMATION TECHNOLOGY 18.5%
Communications Equipment 1.5%
QUALCOMM, Inc.	752,298	$55,354,087
Computers & Peripherals 5.1%
Apple, Inc.	230,383	128,109,075
EMC Corp.	1,601,780	38,202,453
Hewlett-Packard Co.	687,972	18,816,034
Total		185,127,562
Internet Software & Services 5.0%
Baidu, Inc., ADR (a)	105,134	17,512,170
eBay, Inc. (a)	538,169	27,188,298
Equinix, Inc. (a)	127,240	20,447,468
Facebook, Inc., Class A (a)	188,599	8,866,039
Google, Inc., Class A (a)	101,888	107,959,506
Total		181,973,481
IT Services 1.9%
International Business Machines Corp.	77,970	14,009,650
Mastercard, Inc., Class A	70,258	53,452,989
Total		67,462,639
Semiconductors & Semiconductor Equipment 1.3%
Broadcom Corp., Class A	1,028,380	27,447,462
Skyworks Solutions, Inc. (a)	719,383	19,128,394
Total		46,575,856
Software 3.7%
Electronic Arts, Inc. (a)	1,092,506	24,231,783
Intuit, Inc.	736,479	54,668,836
Microsoft Corp.	1,495,542	57,025,017
Total		135,925,636
TOTAL INFORMATION TECHNOLOGY		672,419,261
MATERIALS 2.0%
Chemicals 2.0%
Celanese Corp., Class A	477,612	26,808,361
Dow Chemical Co. (The)	1,198,293	46,805,325
Total		73,613,686
TOTAL MATERIALS		73,613,686

Issuer	Shares	Value

Common Stocks (continued)

TELECOMMUNICATION SERVICES 2.8%

Diversified Telecommunication Services 1.9%
AT&T, Inc.	1,997,420	$70,329,158
Wireless Telecommunication Services 0.9%
Vodafone Group PLC, ADR	871,726	32,332,318
TOTAL TELECOMMUNICATION SERVICES		102,661,476
Total Common Stocks (Cost: $2,565,574,818)		$3,554,817,530

	Shares	Value

Money Market Funds 2.0%
Columbia Short-Term Cash Fund, 0.094% (b)(c)	74,062,907	$74,062,907

Total Money Market Funds (Cost: $74,062,907)		$74,062,907

Total Investments
(Cost: $2,639,637,725) (d)		$3,628,880,437(e)
Other Assets & Liabilities, Net		7,347,608
Net Assets		$3,636,228,045

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	112,456,359	281,883,960	(320,277,412)	74,062,907	15,098	74,062,907

(d)

At November 30, 2013, the cost of securities for federal income tax purposes was approximately $2,639,638,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$990,696,000
Unrealized Depreciation	(1,454,000)
Net Unrealized Appreciation	$989,242,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	471,091,081	—	—	471,091,081
Consumer Staples	357,288,802	—	—	357,288,802
Energy	379,664,541	—	—	379,664,541
Financials	635,138,631	—	—	635,138,631
Health Care	444,077,234	—	—	444,077,234
Industrials	418,862,818	—	—	418,862,818
Information Technology	672,419,261	—	—	672,419,261
Materials	73,613,686	—	—	73,613,686
Telecommunication Services	102,661,476	—	—	102,661,476
Total Equity Securities	3,554,817,530	—	—	3,554,817,530
Mutual Funds
Money Market Funds	74,062,907	—	—	74,062,907
Total Mutual Funds	74,062,907	—	—	74,062,907
Total	3,628,880,437	—	—	3,628,880,437

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Emerging Markets Fund

November 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.2%
BRAZIL 6.7%
Ambev SA, ADR	2,393,115	$18,091,949
Arezzo Industria e Comercio SA	426,300	5,277,957
Banco Bradesco SA, ADR	791,476	10,502,887
Cielo SA	229,660	6,657,852
Cosan Ltd., Class A	453,962	6,800,351
Hypermarcas SA	676,900	5,474,937
Linx SA	245,300	4,870,796
M. Dias Branco SA	75,500	3,428,510
Mills Estruturas e Servicos de Engenharia SA	809,000	10,865,224
Qualicorp SA (a)	369,600	3,453,347
Raia Drogasil SA	230,800	1,681,871
Ultrapar Participacoes SA	454,600	11,254,722
Vale SA	207,200	3,160,039
Total		91,520,442
CANADA 0.5%
Pacific Rubiales Energy Corp.	334,630	6,289,173
CHILE 0.7%
SACI Falabella	1,043,559	9,571,256
CHINA 19.1%
58.Com, Inc., ADR (a)	136,136	4,453,009
Anhui Conch Cement Co., Ltd., Class H	2,877,000	11,211,326
ANTA Sports Products Ltd.	1,969,000	2,773,754
Baidu, Inc., ADR (a)	29,208	4,865,177
China Mengniu Dairy Co., Ltd.	1,050,000	4,798,940
China Merchants Bank Co., Ltd., Class H	4,461,500	9,494,133
China Merchants Holdings International Co., Ltd.	1,494,000	5,539,841
China Overseas Land & Investment Ltd.	5,280,000	16,406,518
China Pacific Insurance Group Co., Ltd., Class H	2,333,200	9,859,712
China Petroleum & Chemical Corp., Class H	16,592,000	14,305,386
China Vanke Co., Ltd., Class B	2,612,914	4,787,005
CIMC Enric Holdings Ltd.	3,872,000	6,545,960
CNOOC Ltd.	6,442,000	13,174,643
CSPC Pharmaceutical Group Ltd.	6,496,000	4,220,826
ENN Energy Holdings Ltd.	2,126,000	14,966,494
GCL-Poly Energy Holdings Ltd. (a)	18,193,000	5,949,966
Guangdong Investment Ltd.	7,660,000	7,082,959
Huaneng Power International, Inc., Class H	12,394,000	11,824,457
Industrial & Commercial Bank of China Ltd., Class H	23,067,000	16,556,417

Issuer	Shares	Value

Common Stocks (continued)
CHINA (CONTINUED)
Lenovo Group Ltd.	7,958,000	$9,433,081
Li Ning Co., Ltd. (a)	5,480,000	4,825,203
Semiconductor Manufacturing International Corp. (a)	55,351,000	4,542,173
SINA Corp. (a)	71,589	5,517,364
Sino Biopharmaceutical Ltd.	4,624,000	3,643,874
Sinopec Engineering Group-h	5,008,500	7,645,569
Tencent Holdings Ltd.	353,800	20,437,562
Termbray Petro-King Oilfield Services Ltd. (a)	4,987,000	2,646,489
Vipshop Holdings Ltd., ADS (a)	119,822	9,958,406
WuXi PharmaTech (Cayman), Inc. ADR (a)	240,012	7,951,598
Youku Tudou, Inc., ADR (a)	227,886	6,421,827
Zhuzhou CSR Times Electric Co., Ltd., Class H	2,631,000	10,120,946
Total		261,960,615
CZECH REPUBLIC 0.4%
Komercni Banka AS	23,986	5,508,317
HONG KONG 3.6%
Anxin-china Holdings Ltd.	4,544,000	1,364,074
Galaxy Entertainment Group Ltd. (a)	962,000	7,521,959
Sa Sa International Holdings Ltd.	8,342,000	9,708,670
Sands China Ltd.	3,329,200	25,157,305
Towngas China Co., Ltd.	4,539,000	5,051,808
Total		48,803,816
INDIA 5.8%
Apollo Hospitals Enterprise Ltd.	354,222	4,728,062
Eicher Motors Ltd.	62,055	4,654,671
Glenmark Pharmaceuticals Ltd.	614,832	5,072,148
HCL Technologies Ltd.	649,065	11,270,537
HDFC Bank Ltd., ADR	339,341	11,259,334
Just Dial Ltd. (a)	322,124	6,293,255
Lupin Ltd.	649,869	8,900,922
Motherson Sumi Systems Ltd.	1,987,496	9,000,029
Tata Motors Ltd.	1,376,932	8,851,645
Tech Mahindra Ltd.	219,337	5,954,208
TTK Prestige Ltd.	64,864	3,644,318
Total		79,629,129
INDONESIA 1.9%
PT Ace Hardware Indonesia Tbk	45,194,000	2,605,338
PT Bank Negara Indonesia Persero Tbk	23,302,000	7,974,853
PT Bank Tabungan Pensiunan Nasional Tbk (a)	9,394,500	3,256,838

Issuer	Shares	Value

Common Stocks (continued)
INDONESIA (CONTINUED)
PT Jasa Marga Persero Tbk	5,806,000	$2,474,561
PT Nippon Indosari Corpindo Tbk	42,105,000	3,585,833
PT Sumber Alfaria Trijaya Tbk	76,500,000	3,197,492
PT Tower Bersama Infrastructure Tbk (a)	5,742,500	2,876,820
Total		25,971,735
ITALY 0.5%
Prada SpA	713,000	6,882,898
MALAYSIA 0.7%
Tenaga Nasional Bhd	3,146,200	9,623,854
MEXICO 5.7%
Alfa SAB de CV, Class A	5,225,600	15,471,902
Cemex SAB de CV, ADR (a)	1,247,299	13,632,978
Fomento Economico Mexicano SAB de CV, ADR	91,934	8,729,133
Grupo Financiero Banorte SAB de CV, Class O	3,411,600	23,397,469
Grupo Financiero Santander Mexico SAB de CV, ADR, Class B	584,527	8,212,604
Grupo Mexico SAB de CV, Class B	3,042,890	8,944,425
Total		78,388,511
PANAMA 1.1%
Copa Holdings SA, Class A	98,720	14,948,182
PERU 1.7%
Credicorp Ltd.	133,057	17,097,825
Southern Copper Corp.	273,653	6,868,690
Total		23,966,515
PHILIPPINES 4.1%
Bloomberry Resorts Corp. (a)	15,108,500	3,380,341
GT Capital Holdings, Inc.	668,560	11,489,477
Metropolitan Bank & Trust Co.	10,339,972	18,541,486
Robinsons Retail Holdings, Inc. (a)	5,143,670	6,597,763
Security Bank Corp.	2,391,672	6,277,960
Semirara Mining Corp.	513,250	3,515,264
Universal Robina Corp.	2,519,600	6,931,791
Total		56,734,082
POLAND 1.0%
Eurocash SA	592,037	9,623,257
PKP Cargo SA (a)	133,831	3,759,711
Total		13,382,968

Issuer	Shares	Value

Common Stocks (continued)
RUSSIAN FEDERATION 6.8%
Gazprom OAO, ADR	605,437	$5,224,921
Lukoil OAO, ADR	215,005	13,359,336
Magnit OJSC	31,441	8,688,687
Magnit OJSC, GDR (b)	152,002	10,016,932
Mail.ru Group Ltd., GDR (b)	316,603	13,091,534
Mobile Telesystems OJSC, ADR	566,032	11,931,954
NovaTek OAO	896,867	10,795,468
QIWI PLC, ADR	95,914	4,486,857
Sberbank of Russia	4,901,665	15,513,770
Total		93,109,459
SOUTH AFRICA 2.4%
AVI Ltd.	1,500,791	8,490,721
Clicks Group Ltd.	1,469,085	9,294,748
Discovery Ltd.	539,646	4,316,321
FirstRand Ltd.	1,686,500	5,596,699
Life Healthcare Group Holdings Ltd.	1,342,107	5,400,965
Total		33,099,454
SOUTH KOREA 16.0%
Cheil Industries, Inc.	70,834	6,097,859
Duksan Hi-Metal Co., Ltd. (a)	347,739	7,356,414
Hotel Shilla Co., Ltd.	205,563	13,346,986
Hyundai Motor Co.	64,980	15,462,358
Kia Motors Corp.	175,594	10,015,119
LG Uplus Corp. (a)	1,291,660	12,799,205
LS Corp.	76,530	5,708,905
NAVER Corp.	24,025	15,691,851
OCI Co., Ltd.	39,238	6,504,163
Samchuly Bicycle Co., Ltd.	177,612	3,345,564
Samsung Electronics Co., Ltd.	46,395	65,465,398
Samsung SDI Co., Ltd.	52,807	8,744,268
Seoul Semiconductor Co., Ltd.	134,158	5,297,062
Sindoh Co., Ltd.	57,792	3,546,936
SK Hynix, Inc. (a)	341,190	11,407,430
SK Telecom Co., Ltd.	84,626	18,098,147
Suprema, Inc. (a)	302,478	6,188,971
WeMade Entertainment Co., Ltd. (a)	91,943	3,365,759
Total		218,442,395
TAIWAN 10.1%
Airtac International Group	552,210	4,404,724
Cathay Financial Holding Co., Ltd.	6,691,000	10,497,355
CTBC Financial Holding Co., Ltd.	19,612,662	12,821,821
Delta Electronics, Inc.	1,932,000	10,306,293
Far EasTone Telecommunications Co., Ltd.	4,472,000	9,589,539
Giga Solar Materials Corp.	568,000	6,441,509

Issuer	Shares	Value

Common Stocks (continued)
TAIWAN (CONTINUED)
Hermes Microvision, Inc.	332,000	$10,339,383
Himax Technologies, Inc., ADR	438,399	4,383,990
MediaTek, Inc.	1,325,000	19,473,784
Merida Industry Co., Ltd.	1,374,000	10,207,445
Merry Electronics Co., Ltd.	1,948,000	8,421,277
St. Shine Optical Co., Ltd.	231,000	6,951,184
Standard Foods Corp.	841,000	2,554,604
Taiwan Semiconductor Manufacturing Co., Ltd.	4,223,048	14,940,620
Tong Hsing Electronic Industries Ltd.	1,290,000	6,851,179
Total		138,184,707
THAILAND 5.3%
Advanced Information Service PCL, Foreign Registered Shares	1,490,500	10,570,479
Bangkok Bank PCL, Foreign Registered Shares	2,227,900	13,155,355
BEC World PCL, Foreign Registered Shares	3,045,900	5,021,177
Kasikornbank PCL, Foreign Registered Shares	3,330,000	17,524,549
PTT Global Chemical PCL, Foreign Registered Shares	5,004,300	11,875,960
Robinson Department Store PCL, Foreign Registered Shares	3,600,900	6,101,618
Thai Union Frozen Prod PCL, Foreign Registered Shares	4,066,100	8,349,349
Total		72,598,487
TURKEY 1.9%
Anadolu Hayat Emeklilik AS	1,456,673	3,618,168
Arcelik AS	2,046,812	13,773,357
Turk Traktor ve Ziraat Makineleri AS	82,725	2,691,259
Turkiye Halk Bankasi AS	708,250	5,431,768
Total		25,514,552
UNITED KINGDOM 0.6%
Lonmin PLC (a)	1,095,329	5,608,065
Randgold Resources Ltd.	29,451	$2,094,366
Total		7,702,431

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES 0.6%
Cognizant Technology Solutions Corp., Class A (a)	83,240	7,815,404
Total Common Stocks (Cost: $1,164,924,385)		$1,329,648,382

Preferred Stocks 1.2%
BRAZIL 0.8%
Alpargatas SA	925,300	$5,886,561
Petroleo Brasileiro SA	667,900	$5,502,288
Total		11,388,849
SOUTH KOREA 0.4%
Samsung Electronics Co., Ltd.	5,277	$4,999,449
Total Preferred Stocks (Cost: $11,972,153)		$16,388,298

	Shares	Value

Exchange-Traded Funds 0.4%
iShares MSCI Taiwan Index Fund	338,483	4,867,386
Total Exchange-Traded Funds (Cost: $4,580,183)		$4,867,386

	Shares	Value

Money Market Funds 1.6%
Columbia Short-Term Cash Fund, 0.094% (c)(d)	21,585,849	$21,585,849
Total Money Market Funds (Cost: $21,585,849)		$21,585,849
Total Investments (Cost: $1,203,062,570) (e)		$1,372,489,915(f)
Other Assets & Liabilities, Net		(4,964,862)
Net Assets		$1,367,525,053

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, the value of these securities amounted to $23,108,466 or 1.69% of net assets.

(c)	The rate shown is the seven-day current annualized yield at November 30, 2013.

(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	16,536,242	131,365,766	(126,316,159)	21,585,849	8,405	21,585,849

(e)

At November 30, 2013, the cost of securities for federal income tax purposes was approximately $1,203,063,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$195,846,000
Unrealized Depreciation	(26,419,000)
Net Unrealized Appreciation	$169,427,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
ADS	American Depositary Share
GDR	Global Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated August 31, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	24,807,619	170,046,363	—	194,853,982
Consumer Staples	37,406,401	82,130,117	—	119,536,518
Energy	37,703,581	49,662,171	—	87,365,752
Financials	70,470,117	198,628,523	—	269,098,640
Health Care	11,404,945	38,917,982	—	50,322,927
Industrials	41,285,309	53,546,147	—	94,831,456
Information Technology	49,472,275	273,753,245	—	323,225,520
Materials	32,606,132	43,391,739	—	75,997,871
Telecommunication Services	11,931,955	53,934,189	—	65,866,144
Utilities	—	48,549,572	—	48,549,572
Preferred Stocks
Consumer Discretionary	5,886,561	—	—	5,886,561
Energy	5,502,288	—	—	5,502,288
Information Technology	—	4,999,449	—	4,999,449
Exchange-Traded Funds	4,867,386	—	—	4,867,386
Total Equity Securities	333,344,569	1,017,559,497	—	1,350,904,066
Mutual Funds
Money Market Funds	21,585,849	—	—	21,585,849
Total Mutual Funds	21,585,849	—	—	21,585,849
Total	354,930,418	1,017,559,497	—	1,372,489,915

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Global Dividend Opportunity Fund

November 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.6%

AUSTRALIA 1.8%

AMP Ltd.	870,438	$3,690,566
Australia and New Zealand Banking Group Ltd.	211,574	6,145,937
BHP Billiton Ltd.	172,440	5,880,791
Total		15,717,294

CANADA 4.4%

BCE, Inc.	108,639	4,800,758
Enbridge, Inc.	205,591	8,499,132
Suncor Energy, Inc.	380,449	13,193,971
TELUS Corp.	154,303	5,467,515
Toronto-Dominion Bank (The)	86,778	7,932,377
Total		39,893,753

CHILE 0.6%

Banco de Chile, ADR	57,939	5,027,946

CHINA 0.5%

China Mobile Ltd., ADR	75,753	4,108,843

FRANCE 3.9%

Bouygues SA	70,010	2,640,799
Danone	71,486	5,194,793
GDF Suez	213,928	4,962,002
Lagardere SCA	134,787	4,567,728
Sanofi	51,197	5,415,059
Veolia Environnement SA	294,860	4,775,820
Vivendi SA	301,937	7,670,040
Total		35,226,241

GERMANY 3.5%

Allianz SE, Registered Shares	58,656	10,189,878
Daimler AG, Registered Shares	81,836	6,783,129
E.ON SE	154,784	2,978,140
Infineon Technologies AG	280,705	2,849,224
Siemens AG, Registered Shares	68,218	9,009,923
Total		31,810,294

GREECE 0.4%

OPAP SA	282,091	3,752,561

HONG KONG 0.3%

Television Broadcasts Ltd.	433,600	2,718,422

INDONESIA 0.4%

PT Telekomunikasi Tbk	22,272,500	4,030,086

Issuer	Shares	Value

Common Stocks (continued)

ISRAEL 0.6%

Bezeq Israeli Telecommunication Corp. Ltd. (The), ADR	626,823	$5,227,704

ITALY 1.2%

ENI SpA	270,650	6,513,020
Terna Rete Elettrica Nazionale SpA	951,802	4,596,422
Total		11,109,442

JAPAN 9.0%

Astellas Pharma, Inc.	76,200	4,521,527
Canon, Inc.	26,100	869,306
FANUC CORP.	29,200	4,921,089
ITOCHU Corp.	664,000	8,388,462
Komatsu Ltd.	182,300	3,802,176
Mitsubishi Corp.	330,600	6,510,470
Mitsui & Co., Ltd.	438,600	6,083,298
Mizuho Financial Group, Inc.	4,977,400	10,482,787
Nissan Motor Co., Ltd.	676,400	6,165,849
Nitto Denko Corp.	57,100	2,909,745
NTT DoCoMo, Inc.	584,600	9,392,157
Ono Pharmaceutical Co., Ltd.	32,400	2,456,012
Sumitomo Mitsui Financial Group, Inc.	191,300	9,518,487
Toyota Motor Corp.	75,800	4,733,687
Total		80,755,052

MALAYSIA 0.6%

Malayan Banking Bhd	1,677,100	5,089,713

NETHERLANDS 0.4%

Reed Elsevier NV	167,526	3,578,414

NORWAY 1.1%

Seadrill Ltd.	224,695	9,596,723

PERU 0.3%

Southern Copper Corp.	109,958	2,759,946

POLAND 1.2%

Powszechna Kasa Oszczednosci Bank Polski SA	394,493	5,247,919
Powszechny Zaklad Ubezpieczen SA	36,174	5,496,324
Total		10,744,243

SPAIN 2.2%

Banco Bilbao Vizcaya Argentaria SA	661,959	7,909,943
Enagas SA	136,730	3,597,801

Issuer	Shares	Value

Common Stocks (continued)

SPAIN (CONTINUED)

Ferrovial SA	172,767	$3,270,151
Iberdrola SA	235,604	1,500,811
Red Electrica Corp. SA	58,010	3,718,918
Total		19,997,624

SWEDEN 1.2%

Skanska AB, Class B	148,430	2,828,596
Telefonaktiebolaget LM Ericsson, ADR	622,945	7,793,042
Total		10,621,638

SWITZERLAND 3.5%

ACE Ltd.	52,775	5,424,214
Novartis AG, ADR	133,687	10,577,315
Roche Holding AG, Genusschein Shares	38,704	10,790,491
Syngenta AG, Registered Shares	12,287	4,825,874
Total		31,617,894

TAIWAN 1.1%

Far EasTone Telecommunications Co., Ltd.	1,894,000	4,061,401
Taiwan Semiconductor Manufacturing Co., Ltd.	1,087,000	3,845,671
United Microelectronics Corp.	4,963,000	2,059,938
Total		9,967,010

THAILAND 0.3%

Bangkok Expressway PCL, Foreign Registered Shares	2,563,400	2,872,583

TURKEY 0.3%

Ford Otomotiv Sanayi AS	212,663	2,735,824

UNITED KINGDOM 9.6%

BAE Systems PLC, ADR	104,195	2,944,551
British American Tobacco PLC	131,810	7,033,346
Britvic PLC	658,666	7,285,759
GlaxoSmithKline PLC, ADR	107,157	5,670,749
HSBC Holdings PLC, ADR	352,772	19,790,509
Imperial Tobacco Group PLC	255,945	9,732,975
Inmarsat PLC	402,545	4,571,269
Intercontinental Hotels Group PLC	77,440	2,411,387
Marks & Spencer Group PLC	590,823	4,708,138
National Grid PLC	658,985	8,356,801
Vodafone Group PLC, ADR	205,848	7,634,902
WPP PLC	272,588	6,025,942
Total		86,166,328

Issuer	Shares	Value

Common Stocks (continued)

UNITED STATES 47.2%

AbbVie, Inc.	154,748	$7,497,541
Altria Group, Inc.	114,788	4,244,860
Analog Devices, Inc.	118,132	5,696,325
Apple, Inc.	29,549	16,431,312
AT&T, Inc.	259,337	9,131,256
Bank of America Corp.	352,773	5,580,869
Bristol-Myers Squibb Co.	48,413	2,487,460
CA, Inc.	183,643	6,060,219
Cardinal Health, Inc.	83,452	5,390,999
Caterpillar, Inc.	15,215	1,287,189
CenturyLink, Inc.	93,208	2,861,486
Chevron Corp.	67,704	8,289,678
Cisco Systems, Inc.	439,943	9,348,789
Citigroup, Inc.	124,681	6,598,119
Coca-Cola Co. (The)	268,264	10,781,530
ConocoPhillips	182,870	13,312,936
Dow Chemical Co. (The)	182,432	7,125,794
Duke Energy Corp.	61,295	4,288,198
Eli Lilly & Co.	119,806	6,016,657
General Electric Co.	611,270	16,296,458
Home Depot, Inc. (The)	60,207	4,856,899
Honeywell International, Inc.	108,930	9,641,394
Intel Corp.	238,851	5,694,208
International Paper Co.	173,507	8,094,102
Johnson & Johnson	204,873	19,393,278
JPMorgan Chase & Co.	508,353	29,087,959
Kohl’s Corp.	36,993	2,044,973
Kraft Foods Group, Inc.	109,912	5,838,525
Las Vegas Sands Corp.	53,833	3,858,749
Lockheed Martin Corp.	47,120	6,675,490
Lorillard, Inc.	200,852	10,309,733
LyondellBasell Industries NV, Class A	184,408	14,232,609
Marsh & McLennan Companies, Inc.	152,632	7,242,388
Maxim Integrated Products, Inc.	78,903	2,247,157
McDonald’s Corp.	66,515	6,476,566
Merck & Co., Inc.	84,044	4,187,913
Microchip Technology, Inc.	119,508	5,173,501
Microsoft Corp.	319,279	12,174,108
Mondelez International, Inc., Class A	82,814	2,776,753
Morgan Stanley	242,349	7,585,524
Oracle Corp.	84,440	2,979,888
Pfizer, Inc.	456,823	14,494,994
PG&E Corp.	147,004	5,934,552
Philip Morris International, Inc.	54,024	4,621,213
PPL Corp.	142,344	4,371,384
Procter & Gamble Co. (The)	65,300	5,499,566
Public Service Enterprise Group, Inc.	112,026	3,662,130
RR Donnelley & Sons Co.	379,495	7,020,658

Issuer		Shares	Value

Common Stocks (continued)

UNITED STATES (CONTINUED)

Sempra Energy		86,664	$7,664,564
SYSCO Corp.		126,089	4,240,373
U.S. Bancorp		221,913	8,703,428
United Technologies Corp.		63,974	7,092,158
Verizon Communications, Inc.		69,159	3,431,670
Walgreen Co.		88,237	5,223,630
Wells Fargo & Co.		422,010	18,576,880
Williams Companies, Inc. (The)		126,186	4,444,271
Total			424,280,863
Total Common Stocks (Cost: $708,036,214)			$859,406,441

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 0.3%

NETHERLANDS 0.3%
Volkswagen International Finance NV (a)
11/09/15	5.500%	1,700,000	$2,805,217
Total Convertible Bonds (Cost: $2,216,826)			$2,805,217

Issuer	Coupon Rate	Shares	Value

Equity-Linked Notes 0.9%

UNITED STATES 0.9%
Goldman Sachs Group, Inc. (The) Senior Unsecured (linked to common stock of Boston Scientific Corp.) (a)
12/12/13	7.000%	$731,100	$8,480,066
Total Equity-Linked Notes (Cost: $8,431,776)			$8,480,066

		Shares	Value

Money Market Funds 2.8%
Columbia Short-Term Cash Fund, 0.094% (b)(c)		24,773,869	$24,773,869
Total Money Market Funds (Cost: $24,773,869)			$24,773,869
Total Investments
(Cost: $743,458,685) (d)			$895,465,593(e)
Other Assets & Liabilities, Net			3,431,071
Net Assets			$898,896,664

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at November 30, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received		Unrealized Appreciation ($)		Unrealized Depreciation ($)
Citigroup	January 21, 2014	1,835,500,000	JPY	18,126,157	USD	202,292	—

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, the value of these securities amounted to $11,285,283 or 1.26% of net assets.

(b)	The rate shown is the seven-day current annualized yield at November 30, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	34,056,432	55,811,013	(65,093,576)	24,773,869	6,985	24,773,869

(d)

At November 30, 2013, the cost of securities for federal income tax purposes was approximately $743,459,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$158,801,000
Unrealized Depreciation	(6,794,000)
Net Unrealized Appreciation	$152,007,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Currency Legend

JPY	Japanese Yen
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated August 31, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	17,237,186	48,181,081	—	65,418,267
Consumer Staples	53,536,185	29,246,873	—	82,783,058
Energy	57,336,711	6,513,020	—	63,849,731
Financials	121,550,213	63,771,555	—	185,321,768
Health Care	75,716,905	23,183,088	—	98,899,993
Industrials	50,957,898	50,327,547	—	101,285,445
Information Technology	73,598,550	9,624,139	—	83,222,689
Materials	32,212,451	13,616,410	—	45,828,861
Telecommunication Services	42,664,132	29,724,953	—	72,389,085
Utilities	25,920,828	34,486,716	—	60,407,544
Total Equity Securities	550,731,059	308,675,382	—	859,406,441
Bonds
Convertible Bonds	—	2,805,217	—	2,805,217
Total Bonds	—	2,805,217	—	2,805,217
Other
Equity-Linked Notes	—	8,480,066	—	8,480,066
Total Other	—	8,480,066	—	8,480,066
Mutual Funds
Money Market Funds	24,773,869	—	—	24,773,869
Total Mutual Funds	24,773,869	—	—	24,773,869
Investments in Securities	575,504,928	319,960,665	—	895,465,593
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	202,292	—	202,292
Total	575,504,928	320,162,957	—	895,667,885

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Global Energy and Natural Resources Fund

November 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.9%

AUSTRALIA 2.5%

BHP Billiton Ltd., ADR	107,734	$7,349,613
Origin Energy Ltd.	99,680	1,265,021
Woodside Petroleum Ltd.	33,396	1,135,922
Total		9,750,556

CANADA 9.1%

Agnico Eagle Mines Ltd.	78,790	2,169,877
Barrick Gold Corp.	125,006	2,061,349
Canadian Natural Resources Ltd.	144,680	4,762,866
Cenovus Energy, Inc.	134,620	3,932,619
Enbridge, Inc.	61,526	2,542,279
First Quantum Minerals Ltd.	171,236	2,855,679
Imperial Oil Ltd.	26,660	1,149,901
Silver Wheaton Corp.	63,540	1,330,528
Suncor Energy, Inc.	122,085	4,236,294
Suncor Energy, Inc.	97,763	3,390,421
Talisman Energy, Inc.	92,600	1,093,606
Tourmaline Oil Corp.	50,700	2,004,524
TransCanada Corp.	26,960	1,196,587
Yamana Gold, Inc.	247,357	2,248,475
Total		34,975,005

FRANCE 2.9%

Lafarge SA	32,874	2,334,414
Technip SA	17,550	1,757,044
Total SA	119,408	7,235,614
Total		11,327,072

GERMANY 1.2%

BASF SE	41,860	4,470,721

ITALY 1.3%

ENI SpA	203,210	4,890,119

NETHERLANDS 0.2%

Frank’s International NV	30,987	741,519

NORWAY 0.4%

Subsea 7 SA	78,290	1,524,437

SWITZERLAND 0.6%

Weatherford International Ltd. (a)	146,297	2,291,011

Issuer	Shares	Value

Common Stocks (continued)

UNITED KINGDOM 15.0%

Anglo American PLC	157,630	$3,479,475
BG Group PLC	272,988	5,576,927
BP PLC	1,609,362	12,692,981
Cairn Energy PLC	222,960	1,002,186
Ensco PLC, Class A	49,492	2,923,987
Premier Oil PLC	238,513	1,216,109
Rio Tinto PLC	248,440	13,258,725
Rio Tinto PLC, ADR	142,080	7,537,344
Rockhopper Exploration PLC	432,301	1,022,155
Royal Dutch Shell PLC, Class A	267,360	8,959,613
Tullow Oil PLC	28,332	403,097
Total		58,072,599

UNITED STATES 65.7%

Air Products & Chemicals, Inc.	23,623	2,570,891
Albemarle Corp.	70,570	4,848,865
Anadarko Petroleum Corp.	118,853	10,556,523
Antero Resources Corp. (a)	32,407	1,779,144
Apache Corp.	55,470	5,074,950
Atwood Oceanics, Inc. (a)	39,700	2,086,632
Cabot Oil & Gas Corp.	34,019	1,171,955
Cameron International Corp. (a)	18,423	1,020,450
Celanese Corp., Class A	183,808	10,317,143
Chevron Corp.	198,553	24,310,829
Cobalt International Energy, Inc. (a)	96,389	2,142,728
ConocoPhillips	160,055	11,652,004
Continental Resources, Inc. (a)	18,703	2,010,760
Delek U.S. Holdings, Inc.	73,061	2,210,826
Dow Chemical Co. (The)	510,629	19,945,169
Dril-Quip, Inc. (a)	20,314	2,205,288
Eastman Chemical Co.	60,880	4,689,586
EOG Resources, Inc.	50,961	8,408,565
EQT Corp.	13,885	1,181,752
Exxon Mobil Corp.	220,541	20,616,173
FMC Technologies, Inc. (a)	51,463	2,475,370
Freeport-McMoRan Copper & Gold, Inc.	249,430	8,652,727
Halliburton Co.	105,617	5,563,904
HollyFrontier Corp.	32,394	1,554,264
International Paper Co.	165,546	7,722,721
Kosmos Energy Ltd. (a)	185,621	1,932,315
LyondellBasell Industries NV, Class A	139,822	10,791,462
Marathon Oil Corp.	52,493	1,891,848
Marathon Petroleum Corp.	61,197	5,063,440
Martin Marietta Materials, Inc.	20,988	2,026,601
Monsanto Co.	94,483	10,707,758
Mosaic Co. (The)	94,788	4,540,345
Newmont Mining Corp.	95,516	2,371,662

Issuer	Shares	Value

Common Stocks (continued)

UNITED STATES (CONTINUED)

Noble Energy, Inc.	92,134	$6,471,492
Nucor Corp.	137,140	7,002,368
Occidental Petroleum Corp.	39,308	3,732,688
PBF Energy, Inc., Class A	43,025	1,241,271
Phillips 66	50,166	3,492,055
Pioneer Natural Resources Co.	9,413	1,673,161
Plains GP Holdings LP, Class A (a)	123,824	2,909,864
Praxair, Inc.	31,949	4,033,881
Range Resources Corp.	13,560	1,052,934
Schlumberger Ltd.	126,746	11,206,881
SemGroup Corp., Class A	25,092	1,540,147
Spectra Energy Corp.	25,031	839,790
Superior Energy Services, Inc. (a)	80,403	2,048,668
Valero Energy Corp.	42,622	1,948,678
Total		253,288,528

Total Common Stocks (Cost: $324,208,645)		$381,331,567

Warrants 0.4%

UNITED STATES 0.4%

Kinder Morgan, Inc. (a)	359,296	$1,580,902

Issuer	Shares	Value

Warrants (continued)

Total Warrants (Cost: $1,830,427)		$1,580,902

Limited Partnerships 0.4%

UNITED STATES 0.4%

Enterprise Products Partners LP	22,400	$1,410,528

Total Limited Partnerships (Cost: $1,390,430)		$1,410,528

	Shares	Value

Money Market Funds 0.6%

Columbia Short-Term Cash Fund, 0.094% (b)(c)	2,498,532	2,498,532

Total Money Market Funds (Cost: $2,498,532)		$2,498,532

Total Investments
(Cost: $329,928,034) (d)		$386,821,529(e)
Other Assets & Liabilities, Net		(1,082,655)

Net Assets		$385,738,874

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at November 30, 2013

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman, Sachs & Co.	December 13, 2013	8,644,000	(CHF)	9,670,698	(USD)	133,088	–
Goldman, Sachs & Co.	December 13, 2013	13,258,000	(CHF)	14,599,588	(USD)	–	(29,015)
HSBC Securities (USA), Inc.	December 13, 2013	7,016,000	(EUR)	9,662,298	(USD)	128,998	–
HSBC Securities (USA), Inc.	December 13, 2013	97,000	(EUR)	131,337	(USD)	–	(466)
UBS Securities	December 13, 2013	8,903,000	(GBP)	14,339,729	(USD)	–	(227,206)
Citigroup Global Markets	December 13, 2013	9,992,875	(USD)	10,651,000	(AUD)	–	(304,226)
Credit Suisse	December 13, 2013	14,501,936	(USD)	15,359,000	(CAD)	–	(50,802)
Barclays Bank PLC	December 13, 2013	24,156,679	(USD)	2,466,107,000	(JPY)	–	(81,768)
Goldman, Sachs & Co.	December 19, 2013	11,771,966	(USD)	12,408,000	(AUD)	–	(489,560)
Goldman, Sachs & Co.	December 19, 2013	3,522,087	(USD)	3,681,000	(CAD)	–	(59,203)
Goldman, Sachs & Co.	December 19, 2013	6,594,391	(USD)	5,961,000	(CHF)	–	(16,741)
Goldman, Sachs & Co.	December 19, 2013	27,146,358	(USD)	19,894,000	(EUR)	–	(114,588)
Goldman, Sachs & Co.	December 19, 2013	1,133,340	(USD)	842,000	(EUR)	10,761	–
Goldman, Sachs & Co.	December 19, 2013	3,955,265	(USD)	2,465,000	(GBP)	77,753	–
Goldman, Sachs & Co.	December 19, 2013	14,847,443	(USD)	1,458,984,000	(JPY)	–	(603,527)
Goldman, Sachs & Co.	December 19, 2013	3,884,747	(USD)	23,082,000	(NOK)	–	(119,730)
Goldman, Sachs & Co.	December 19, 2013	1,575,378	(USD)	1,905,000	(NZD)	–	(27,344)
Total						350,600	(2,124,176)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2013.

(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,195,833	24,378,728	(23,076,029)	2,498,532	398	2,498,532

(d)

At November 30, 2013, the cost of securities for federal income tax purposes was approximately $329,928,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$73,522,000
Unrealized Depreciation	(16,628,000)
Net Unrealized Appreciation	$56,894,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated August 31, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Energy	183,332,963	48,681,225	—	232,014,188
Materials	125,774,045	23,543,334	—	149,317,379
Warrants
Energy	1,580,902	—	—	1,580,902
Total Equity Securities	310,687,910	72,224,559	—	382,912,469
Other
Limited Partnerships	1,410,528	—	—	1,410,528
Total Other	1,410,528	—	—	1,410,528
Mutual Funds
Money Market Funds	2,498,532	—	—	2,498,532
Total Mutual Funds	2,498,532	—	—	2,498,532
Investments in Securities	314,596,970	72,224,559	—	386,821,529
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	350,600	—	350,600
Liabilities
Forward Foreign Currency Exchange Contracts	—	(2,124,176)	—	(2,124,176)
Total	314,596,970	70,450,983	—	385,047,953

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Greater China Fund

November 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.4%
CONSUMER DISCRETIONARY 16.1%
Automobiles 2.6%
Great Wall Motor Co., Ltd., Class H	604,000	$3,684,449
Diversified Consumer Services 1.3%
New Oriental Education & Technology Group, Inc., ADR	60,619	1,799,778

Hotels, Restaurants & Leisure 3.3%
Galaxy Entertainment Group Ltd. (a)	313,000	2,447,373
Sands China Ltd.	231,600	1,750,100
Tsui Wah Holdings Ltd.	760,000	529,841
Total		4,727,314

Household Durables 2.0%
Haier Electronics Group Co., Ltd.	461,000	1,085,506
Merry Electronics Co., Ltd.	404,000	1,746,507
Total		2,832,013

Internet & Catalog Retail 1.1%
Vipshop Holdings Ltd., ADS (a)	17,948	1,491,658

Leisure Equipment & Products 1.0%
Merida Industry Co., Ltd.	182,000	1,352,078

Specialty Retail 1.7%
GOME Electrical Appliances Holding Ltd.	7,902,000	1,374,567
Sa Sa International Holdings Ltd.	936,000	1,089,345
Total		2,463,912

Textiles, Apparel & Luxury Goods 3.1%
ANTA Sports Products Ltd.	722,000	1,017,090
Li Ning Co., Ltd.	1,769,000	1,557,625
Luthai Textile Co., Ltd., Class B	1,430,126	1,808,557
Total		4,383,272
TOTAL CONSUMER DISCRETIONARY		22,734,474
CONSUMER STAPLES 4.4%
Food Products 2.0%
China Mengniu Dairy Co., Ltd.	615,000	2,810,807
Personal Products 2.4%
Hengan International Group Co., Ltd.	155,000	1,951,650

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Personal Products (continued)
Prince Frog International Holdings Ltd.	2,854,000	$1,419,740
Total		3,371,390
TOTAL CONSUMER STAPLES		6,182,197
ENERGY 11.2%
Oil, Gas & Consumable Fuels 11.2%
China Petroleum & Chemical Corp., Class H	5,010,000	4,319,551
China Shenhua Energy Co., Ltd., Class H	398,000	1,348,714
CNOOC Ltd.	4,909,500	10,040,501
Total		15,708,766
TOTAL ENERGY		15,708,766
FINANCIALS 32.8%
Capital Markets 2.6%
Haitong Securities Co., Ltd., Class H	2,079,200	3,593,675
Commercial Banks 15.5%
Agricultural Bank of China Ltd., Class H	5,383,000	2,760,956
Bank of China Ltd., Class H	6,102,000	2,951,193
China Construction Bank Corp., Class H	7,509,340	6,077,382
China Merchants Bank Co., Ltd., Class H	1,263,500	2,688,745
Industrial & Commercial Bank of China Ltd., Class H	10,326,000	7,411,522
Total		21,889,798
Insurance 6.8%
China Pacific Insurance Group Co., Ltd., Class H	854,200	3,609,706
Ping An Insurance Group Co. of China Ltd., Class H	645,000	6,010,860
Total		9,620,566
Real Estate Management & Development 7.9%
China Overseas Land & Investment Ltd.	1,356,320	4,214,486
China Vanke Co., Ltd., Class B	3,740,910	6,853,557
Total		11,068,043
TOTAL FINANCIALS		46,172,082

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 8.5%
Health Care Equipment & Supplies 0.8%
St. Shine Optical Co., Ltd.	37,000	$1,113,393
Life Sciences Tools & Services 2.9%
WuXi PharmaTech (Cayman), Inc. ADR (a)	122,293	4,051,567
Pharmaceuticals 4.8%
CSPC Pharmaceutical Group Ltd.	5,618,000	3,650,339
Sihuan Pharmaceutical Holdings Group Ltd.	2,097,000	1,644,237
Sino Biopharmaceutical Ltd.	1,880,000	1,481,506
Total		6,776,082
TOTAL HEALTH CARE		11,941,042
INDUSTRIALS 5.9%
Construction & Engineering 0.8%
Sinopec Engineering Group Co. Ltd., Class H	714,000	1,089,934
Electrical Equipment 1.0%
Zhuzhou CSR Times Electric Co., Ltd., Class H	380,000	1,461,786
Industrial Conglomerates 1.2%
Hutchison Whampoa Ltd.	128,000	1,626,554
Machinery 0.6%
CIMC Enric Holdings Ltd.	524,000	885,868
Road & Rail 1.3%
Guangshen Railway Co., Ltd., Class H	3,858,000	1,897,986
Transportation Infrastructure 1.0%
China Merchants Holdings International Co., Ltd.	382,000	1,416,479
TOTAL INDUSTRIALS		8,378,607
INFORMATION TECHNOLOGY 14.7%
Computers & Peripherals 0.4%
Lenovo Group Ltd.	476,000	564,231

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components 0.4%
Tong Hsing Electronic Industries Ltd.	100,000	$531,099
Internet Software & Services 13.9%
58.Com, Inc., ADR (a)	95,407	3,120,763
Baidu, Inc., ADR (a)	15,656	2,607,820
SINA Corp. (a)	26,458	2,039,118
Tencent Holdings Ltd.	204,600	11,818,895
Total		19,586,596
TOTAL INFORMATION TECHNOLOGY		20,681,926
MATERIALS 0.8%
Construction Materials 0.8%
Anhui Conch Cement Co., Ltd., Class H	305,000	1,188,549
TOTAL MATERIALS		1,188,549
TELECOMMUNICATION SERVICES 2.8%
Wireless Telecommunication Services 2.8%
China Mobile Ltd.	365,500	3,954,923
TOTAL TELECOMMUNICATION SERVICES		3,954,923
UTILITIES 2.2%
Gas Utilities 1.1%
ENN Energy Holdings Ltd.	216,000	1,520,584
Independent Power Producers & Energy Traders 0.8%
Huaneng Power International, Inc., Class H	1,254,000	1,196,375
Water Utilities 0.3%
Guangdong Investment Ltd.	480,000	443,841
TOTAL UTILITIES		3,160,800
Total Common Stocks (Cost: $84,280,855)		$140,103,366

	Shares	Value

Money Market Funds 0.6%
Columbia Short-Term Cash Fund, 0.094% (b)(c)	854,549	$854,549
Total Money Market Funds (Cost: $854,549)		$854,549

Total Investments (Cost: $85,135,404) (d)	$140,957,915(e)
Other Assets & Liabilities, Net	(40,890)
Net Assets	$140,917,025

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,703,539	25,831,359	(26,680,349)	854,549	345	854,549

(d)

At November 30, 2013, the cost of securities for federal income tax purposes was approximately $ 85,135,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$56,582,000
Unrealized Depreciation	(759,000)
Net Unrealized Appreciation	$55,823,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
ADS	American Depositary Share

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated August 31, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	3,291,436	19,443,038	—	22,734,474
Consumer Staples	—	6,182,197	—	6,182,197
Energy	—	15,708,766	—	15,708,766
Financials	—	46,172,082	—	46,172,082
Health Care	4,051,567	7,889,475	—	11,941,042
Industrials	—	8,378,607	—	8,378,607
Information Technology	7,767,701	12,914,225	—	20,681,926
Materials	—	1,188,549	—	1,188,549
Telecommunication Services	—	3,954,923	—	3,954,923
Utilities	—	3,160,800	—	3,160,800
Total Equity Securities	15,110,704	124,992,662	—	140,103,366
Mutual Funds
Money Market Funds	854,549	—	—	854,549
Total Mutual Funds	854,549	—	—	854,549
Total	15,965,253	124,992,662	—	140,957,915

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Mid Cap Growth Fund

November 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.1%
CONSUMER DISCRETIONARY 22.4%
Auto Components 2.1%
BorgWarner, Inc.	300,450	$32,199,226
Delphi Automotive PLC	436,863	25,578,329
Total		57,777,555
Automobiles 0.5%
Tesla Motors, Inc. (a)	109,340	13,916,795

Distributors 0.7%
LKQ Corp. (a)	563,257	18,671,970

Hotels, Restaurants & Leisure 4.4%
Chipotle Mexican Grill, Inc. (a)	20,470	10,723,414
Dunkin’ Brands Group, Inc.	425,390	20,835,602
Norwegian Cruise Line Holdings Ltd. (a)	461,367	15,732,615
SeaWorld Entertainment, Inc.	477,378	14,235,412
Starwood Hotels & Resorts Worldwide, Inc.	421,296	31,378,126
Wynn Resorts Ltd.	146,848	24,357,678
Total		117,262,847
Household Durables 0.9%
Lennar Corp., Class A	641,890	22,953,986
Internet & Catalog Retail 1.1%
Netflix, Inc. (a)	46,340	16,951,172
TripAdvisor, Inc. (a)	156,316	13,805,829
Total		30,757,001
Leisure Equipment & Products 0.9%
Polaris Industries, Inc.	186,055	24,832,761
Media 4.4%
AMC Networks, Inc., Class A (a)	252,850	16,230,442
Charter Communications, Inc., Class A (a)	230,785	31,179,053
Discovery Communications, Inc., Class A (a)	427,787	37,332,971
DISH Network Corp., Class A	371,380	20,113,941
Interpublic Group of Companies, Inc. (The)	834,070	14,512,818
Total		119,369,225
Multiline Retail 1.7%
Dollar Tree, Inc. (a)	507,616	28,248,830
Macy’s, Inc.	307,829	16,394,973
Total		44,643,803

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail 2.6%
Foot Locker, Inc.	415,479	$16,157,978
TJX Companies, Inc.	306,233	19,255,931
Ulta Salon Cosmetics & Fragrance, Inc. (a)	190,204	24,144,496
Urban Outfitters, Inc. (a)	265,706	10,367,848
Total		69,926,253
Textiles, Apparel & Luxury Goods 3.1%
Coach, Inc.	75,086	4,347,480
lululemon athletica, Inc. (a)	153,790	10,722,239
Michael Kors Holdings Ltd. (a)	488,902	39,869,958
VF Corp.	119,890	28,123,796
Total		83,063,473
TOTAL CONSUMER DISCRETIONARY		603,175,669
CONSUMER STAPLES 6.5%
Beverages 1.6%
Constellation Brands, Inc., Class A (a)	626,300	44,097,783
Food & Staples Retailing 1.6%
Kroger Co. (The)	455,770	19,028,398
Whole Foods Market, Inc.	435,284	24,637,074
Total		43,665,472
Food Products 2.1%
Hershey Co. (The)	310,729	30,106,533
Mead Johnson Nutrition Co.	303,447	25,644,306
Total		55,750,839
Personal Products 0.7%
Herbalife Ltd.	272,868	19,013,442
Tobacco 0.5%
Lorillard, Inc.	255,850	13,132,780
TOTAL CONSUMER STAPLES		175,660,316
ENERGY 6.2%
Energy Equipment & Services 2.0%
Cameron International Corp. (a)	673,465	37,303,226
Oceaneering International, Inc.	215,301	16,619,084
Total		53,922,310
Oil, Gas & Consumable Fuels 4.2%
Cabot Oil & Gas Corp.	516,252	17,784,881
Concho Resources, Inc. (a)	269,427	28,001,548

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Continental Resources, Inc. (a)	94,421	$10,151,202
Gulfport Energy Corp. (a)	325,958	19,045,726
Pioneer Natural Resources Co.	85,140	15,133,635
SM Energy Co.	252,760	22,278,267
Total		112,395,259
TOTAL ENERGY		166,317,569
FINANCIALS 10.9%
Capital Markets 2.0%
Affiliated Managers Group, Inc. (a)	269,606	53,988,602
Commercial Banks 2.2%
BankUnited, Inc.	463,367	14,957,487
First Republic Bank	263,552	13,467,507
Signature Bank (a)	286,821	30,474,731
Total		58,899,725
Diversified Financial Services 3.0%
Intercontinental.exchange, Inc. (a)	140,434	29,953,168
McGraw Hill Financial, Inc.	331,690	24,710,905
Moody’s Corp.	357,435	26,675,374
Total		81,339,447
Insurance 0.9%
Aon PLC	278,000	22,695,920
Real Estate Investment Trusts (REITs) 1.1%
Plum Creek Timber Co., Inc.	688,226	30,103,005
Real Estate Management & Development 1.7%
CBRE Group, Inc., Class A (a)	596,064	14,448,591
Realogy Holdings Corp. (a)	651,990	30,897,806
Total		45,346,397
TOTAL FINANCIALS		292,373,096
HEALTH CARE 13.9%
Biotechnology 2.7%
Alexion Pharmaceuticals, Inc. (a)	182,614	22,735,443
BioMarin Pharmaceutical, Inc. (a)	96,020	6,757,888
Pharmacyclics, Inc. (a)	140,320	17,472,646
Vertex Pharmaceuticals, Inc. (a)	387,030	26,867,623
Total		73,833,600
Health Care Equipment & Supplies 1.4%
Sirona Dental Systems, Inc. (a)	302,200	20,785,316

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies (continued)
St. Jude Medical, Inc.	288,150	$16,833,723
Total		37,619,039
Health Care Providers & Services 4.0%
Brookdale Senior Living, Inc. (a)	840,075	24,496,587
Cardinal Health, Inc.	415,570	26,845,822
Catamaran Corp. (a)	530,455	24,204,662
Community Health Systems, Inc.	349,790	14,428,837
CIGNA Corp.	76,470	6,687,302
DaVita HealthCare Partners, Inc. (a)	171,880	10,235,454
Total		106,898,664
Health Care Technology 1.2%
Cerner Corp. (a)	579,872	33,325,244
Life Sciences Tools & Services 1.2%
Illumina, Inc. (a)	162,800	15,954,400
Waters Corp. (a)	160,310	15,955,654
Total		31,910,054
Pharmaceuticals 3.4%
Actavis Plc (a)	155,522	25,360,972
Perrigo Co.	257,165	40,089,452
Zoetis, Inc.	795,840	24,790,416
Total		90,240,840
TOTAL HEALTH CARE		373,827,441
INDUSTRIALS 14.7%
Aerospace & Defense 0.6%
TransDigm Group, Inc.	115,460	18,071,799
Airlines 1.7%
Delta Air Lines, Inc.	1,569,025	45,470,345
Building Products 1.5%
Fortune Brands Home & Security, Inc.	636,980	27,772,328
Masco Corp.	566,266	12,695,684
Total		40,468,012
Commercial Services & Supplies 0.8%
Stericycle, Inc. (a)	184,123	21,630,770
Electrical Equipment 2.6%
AMETEK, Inc.	609,023	29,976,112
Rockwell Automation, Inc.	238,523	27,091,442

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Electrical Equipment (continued)
Roper Industries, Inc.	104,610	$13,567,917
Total		70,635,471
Machinery 1.7%
Ingersoll-Rand PLC	393,960	28,136,623
Pall Corp.	202,790	16,973,523
Total		45,110,146
Marine 0.8%
Kirby Corp. (a)	220,900	20,864,005
Professional Services 1.7%
Equifax, Inc.	119,510	8,046,608
Verisk Analytics, Inc., Class A (a)	567,451	36,946,735
Total		44,993,343
Road & Rail 1.8%
JB Hunt Transport Services, Inc.	302,935	22,777,683
Kansas City Southern	206,632	25,006,604
Total		47,784,287
Trading Companies & Distributors 1.5%
United Rentals, Inc. (a)	247,358	17,000,916
WW Grainger, Inc.	87,948	22,683,548
Total		39,684,464
TOTAL INDUSTRIALS		394,712,642
INFORMATION TECHNOLOGY 15.4%
Communications Equipment 0.5%
F5 Networks, Inc. (a)	162,420	13,360,669
Internet Software & Services 3.6%
Cornerstone OnDemand, Inc. (a)	363,730	18,339,267
CoStar Group, Inc. (a)	130,339	24,274,335
LinkedIn Corp., Class A (a)	140,120	31,391,084
Pandora Media, Inc. (a)	588,907	16,724,959
Rackspace Hosting, Inc. (a)	117,043	4,472,213
Total		95,201,858
IT Services 3.4%
Alliance Data Systems Corp. (a)	192,490	46,632,627
FleetCor Technologies, Inc. (a)	159,660	19,443,395
Gartner, Inc. (a)	277,540	17,942,961
Teradata Corp. (a)	158,484	7,233,210
Total		91,252,193

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment 1.7%
Applied Materials, Inc.	1,064,070	$18,408,411
Cree, Inc. (a)	238,540	13,310,532
Xilinx, Inc.	321,925	14,303,128
Total		46,022,071
Software 6.2%
Citrix Systems, Inc. (a)	297,053	17,621,184
CommVault Systems, Inc. (a)	276,650	20,707,252
Concur Technologies, Inc. (a)	183,070	17,774,266
Guidewire Software, Inc. (a)	456,634	21,795,141
Intuit, Inc.	502,985	37,336,577
Salesforce.com, Inc. (a)	305,644	15,920,996
ServiceNow, Inc. (a)	397,688	21,121,210
Splunk, Inc. (a)	92,371	6,665,491
Zynga, Inc., Class A (a)	2,010,200	8,744,370
Total		167,686,487
TOTAL INFORMATION TECHNOLOGY		413,523,278
MATERIALS 5.8%
Chemicals 3.9%
CF Industries Holdings, Inc.	93,990	20,431,546
Eastman Chemical Co.	333,133	25,661,235
Sherwin-Williams Co. (The)	327,545	59,950,561
Total		106,043,342
Construction Materials 0.3%
Eagle Materials, Inc.	85,790	6,691,620
Containers & Packaging 0.8%
Crown Holdings, Inc. (a)	110,898	4,895,038
Rock Tenn Co., Class A	187,246	17,679,767
Total		22,574,805
Paper & Forest Products 0.8%
International Paper Co.	436,455	20,360,626
TOTAL MATERIALS		155,670,393
TELECOMMUNICATION SERVICES 1.7%
Wireless Telecommunication Services 1.7%
SBA Communications Corp., Class A (a)	528,841	45,041,388
TOTAL TELECOMMUNICATION SERVICES		45,041,388

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 0.6%
Electric Utilities 0.6%
ITC Holdings Corp.	191,791	$17,353,250
TOTAL UTILITIES		17,353,250
Total Common Stocks (Cost: $1,945,298,622)		$2,637,655,042

	Shares	Value

Money Market Funds 2.1%
Columbia Short-Term Cash Fund, 0.094% (b)(c)	55,685,260	$55,685,260
Total Money Market Funds (Cost: $55,685,260)		$55,685,260
Total Investments
(Cost: $2,000,983,882) (d)		$2,693,340,302(e)
Other Assets & Liabilities, Net		(5,405,995)
Net Assets		$2,687,934,307

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	45,743,876	324,717,639	(314,776,255)	55,685,260	14,644	55,685,260

(d)                                     At November 30, 2013, the cost of securities for federal income tax purposes was approximately $2,000,984,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$704,970,000
Unrealized Depreciation	(12,614,000)
Net Unrealized Appreciation	$692,356,000

(e)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatilitystatistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include:

(i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	603,175,669	—	—	603,175,669
Consumer Staples	175,660,316	—	—	175,660,316
Energy	166,317,569	—	—	166,317,569
Financials	292,373,096	—	—	292,373,096
Health Care	373,827,441	—	—	373,827,441
Industrials	394,712,642	—	—	394,712,642
Information Technology	413,523,278	—	—	413,523,278
Materials	155,670,393	—	—	155,670,393
Telecommunication Services	45,041,388	—	—	45,041,388
Utilities	17,353,250	—	—	17,353,250
Total Equity Securities	2,637,655,042	—	—	2,637,655,042
Mutual Funds
Money Market Funds	55,685,260	—	—	55,685,260
Total Mutual Funds	55,685,260	—	—	55,685,260
Total	2,693,340,302	—	—	2,693,340,302

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Small Cap Core Fund

November 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.9%
CONSUMER DISCRETIONARY 11.2%
Auto Components 1.4%
Dorman Products, Inc.	116,975	$5,823,016
Fox Factory Holding Corp. (a)	268,182	4,929,185
Modine Manufacturing Co. (a)	466,816	6,199,316
Total		16,951,517
Diversified Consumer Services 0.6%
Steiner Leisure Ltd. (a)	131,495	7,779,244
Hotels, Restaurants & Leisure 2.0%
Bob Evans Farms, Inc.	82,090	4,563,383
CEC Entertainment, Inc.	210,566	10,096,640
Diversified Restaurant Holdings, Inc. (a)	478,279	2,707,059
Morgans Hotel Group Co. (a)	873,538	7,031,981
Total		24,399,063
Household Durables 1.3%
Helen of Troy Ltd. (a)	167,712	8,169,251
Jarden Corp. (a)	145,207	8,166,442
Total		16,335,693
Leisure Equipment & Products 0.5%
Callaway Golf Co.	705,530	5,714,793
Media 1.8%
John Wiley & Sons, Inc., Class A	292,445	14,902,997
Valassis Communications, Inc.	242,869	7,130,634
Total		22,033,631
Multiline Retail 0.5%
Tuesday Morning Corp. (a)	407,387	5,642,310
Specialty Retail 3.1%
Bebe Stores, Inc.	527,807	3,108,783
Buckle, Inc. (The)	126,582	6,716,441
CST Brands, Inc.	185,756	6,109,515
Express, Inc. (a)	144,487	3,555,825
Penske Automotive Group, Inc.	238,316	10,585,997
Rent-A-Center, Inc.	116,575	3,970,545
Wet Seal, Inc. (The), Class A (a)	1,238,621	4,124,608
Total		38,171,714
TOTAL CONSUMER DISCRETIONARY		137,027,965
CONSUMER STAPLES 1.2%
Food & Staples Retailing 0.2%
Casey’s General Stores, Inc.	34,476	2,565,704

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products 0.5%
Ingredion, Inc.	83,970	$5,807,365
Personal Products 0.5%
Elizabeth Arden, Inc. (a)	150,206	5,937,643
TOTAL CONSUMER STAPLES		14,310,712
ENERGY 5.6%
Energy Equipment & Services 3.4%
Gulfmark Offshore, Inc., Class A	118,976	5,872,655
Helix Energy Solutions Group, Inc. (a)	189,201	4,202,154
ION Geophysical Corp. (a)	897,417	3,464,030
Newpark Resources, Inc. (a)	329,804	3,977,436
Oceaneering International, Inc.	58,052	4,481,034
Tetra Technologies, Inc. (a)	1,204,150	14,859,211
Unit Corp. (a)	107,177	5,161,644
Total		42,018,164
Oil, Gas & Consumable Fuels 2.2%
BPZ Resources, Inc. (a)	733,503	1,540,356
Carrizo Oil & Gas, Inc. (a)	119,206	4,820,691
Diamondback Energy, Inc. (a)	124,329	6,184,124
EXCO Resources, Inc.	322,878	1,708,025
Matador Resources Co. (a)	360,658	7,858,738
Resolute Energy Corp. (a)	525,788	4,737,350
Total		26,849,284
TOTAL ENERGY		68,867,448
FINANCIALS 19.3%
Capital Markets 2.5%
FXCM, Inc., Class A	383,882	6,395,474
INTL FCStone, Inc. (a)	259,624	5,397,583
Investment Technology Group, Inc. (a)	597,066	11,696,523
Waddell & Reed Financial, Inc., Class A	105,454	6,720,583
Total		30,210,163
Commercial Banks 7.1%
Bryn Mawr Bank Corp.	309,371	9,367,754
Financial Institutions, Inc.	267,058	6,863,391
First Financial Holdings, Inc.	141,414	9,314,940
Independent Bank Corp. (a)	535,645	6,363,463
National Bank Holdings Corp., Class A	232,691	4,928,395
OFG Bancorp	1,038,998	17,870,766
PacWest Bancorp	168,603	6,936,327
Simmons First National Corp., Class A	134,582	4,758,820

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Commercial Banks (continued)
Southwest Bancorp, Inc. (a)	605,112	$10,389,773
Susquehanna Bancshares, Inc.	227,033	2,858,345
Union First Market Bankshares Corp.	290,726	7,503,638
Total		87,155,612
Consumer Finance 0.8%
Cash America International, Inc.	250,452	9,419,500
Insurance 3.6%
AMERISAFE, Inc.	114,220	5,011,973
Arthur J Gallagher & Co.	97,809	4,552,031
CNO Financial Group, Inc.	520,663	8,809,618
Enstar Group Ltd. (a)	53,491	7,451,831
Horace Mann Educators Corp.	192,508	5,913,846
National Interstate Corp.	79,493	2,284,629
State Auto Financial Corp.	161,305	3,642,267
Third Point Reinsurance Ltd. (a)	361,382	6,020,624
Total		43,686,819
Real Estate Investment Trusts (REITs) 4.5%
Acadia Realty Trust	166,575	4,325,953
American Campus Communities, Inc.	270,081	8,758,727
AmREIT, Inc.	247,185	4,303,491
Chesapeake Lodging Trust	192,426	4,593,208
Cousins Properties, Inc.	208,635	2,234,481
DuPont Fabros Technology, Inc.	175,687	4,123,374
First Potomac Realty Trust	470,185	5,642,220
Physicians Realty Trust	444,223	5,308,465
STAG Industrial, Inc.	456,509	9,897,115
Summit Hotel Properties, Inc.	657,096	5,966,431
Total		55,153,465
Thrifts & Mortgage Finance 0.8%
Berkshire Hills Bancorp, Inc.	169,528	4,634,896
Dime Community Bancshares, Inc.	284,471	4,784,802
Total		9,419,698
TOTAL FINANCIALS		235,045,257
HEALTH CARE 11.7%
Biotechnology 0.5%
Repligen Corp. (a)	451,136	6,076,802
Health Care Equipment & Supplies 6.7%
Analogic Corp.	143,911	13,904,681
Atrion Corp.	34,282	9,649,697
Greatbatch, Inc. (a)	153,418	6,233,373

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies (continued)
Haemonetics Corp. (a)	72,498	$3,063,765
Hill-Rom Holdings, Inc.	136,289	5,643,728
Invacare Corp.	460,319	10,311,146
Staar Surgical Co. (a)	1,291,132	16,294,086
Teleflex, Inc.	58,355	5,736,880
Thoratec Corp. (a)	156,469	6,160,185
West Pharmaceutical Services, Inc.	88,723	4,429,052
Total		81,426,593
Health Care Providers & Services 3.4%
Air Methods Corp.	354,308	19,827,076
Magellan Health Services, Inc. (a)	100,203	6,132,423
Owens & Minor, Inc.	50,916	1,943,464
Providence Service Corp. (The) (a)	509,655	13,974,740
Total		41,877,703
Life Sciences Tools & Services 0.7%
Bruker Corp. (a)	177,421	3,431,322
Techne Corp.	58,698	5,021,027
Total		8,452,349
Pharmaceuticals 0.4%
Supernus Pharmaceuticals, Inc. (a)	688,022	4,974,399
TOTAL HEALTH CARE		142,807,846
INDUSTRIALS 20.5%
Aerospace & Defense 2.3%
AAR Corp.	225,436	7,038,112
American Science & Engineering, Inc.	129,971	9,313,722
LMI Aerospace, Inc. (a)	167,665	2,127,669
Moog, Inc., Class A (a)	81,061	5,566,459
Teledyne Technologies, Inc. (a)	49,852	4,622,776
Total		28,668,738
Air Freight & Logistics 0.6%
Atlas Air Worldwide Holdings, Inc. (a)	194,682	7,475,789
Commercial Services & Supplies 3.1%
ABM Industries, Inc.	161,757	4,498,462
ACCO Brands Corp. (a)	1,032,930	6,218,239
McGrath Rentcorp	280,040	10,890,755
SP Plus Corp. (a)	210,088	5,134,551
Unifirst Corp.	108,993	11,143,444
Total		37,885,451
Construction & Engineering 3.7%
Argan, Inc.	296,530	6,953,628

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Construction & Engineering (continued)
EMCOR Group, Inc.	176,507	$7,012,623
Great Lakes Dredge & Dock Corp.	709,767	6,324,024
MasTec, Inc. (a)	307,215	9,723,355
Primoris Services Corp.	382,403	10,997,910
Sterling Construction Co., Inc. (a)	328,093	3,992,892
Total		45,004,432
Electrical Equipment 1.8%
Global Power Equipment Group, Inc.	259,608	5,070,144
LSI Industries, Inc.	1,162,384	10,101,117
Regal-Beloit Corp.	85,944	6,323,760
Total		21,495,021
Machinery 4.7%
Actuant Corp., Class A	220,042	8,599,241
Albany International Corp., Class A	229,326	8,430,024
Douglas Dynamics, Inc.	138,637	2,209,874
ESCO Technologies, Inc.	94,959	3,234,303
Key Technology, Inc. (a)	307,456	4,396,621
Miller Industries, Inc.	276,126	5,251,916
PMFG, Inc. (a)	665,677	5,105,743
Terex Corp. (a)	192,951	7,007,980
Wabash National Corp. (a)	1,068,955	12,977,114
Total		57,212,816
Marine 0.4%
Rand Logistics, Inc. (a)	823,502	4,282,210
Professional Services 1.3%
FTI Consulting, Inc. (a)	129,457	5,813,914
Hudson Global, Inc. (a)	297,360	1,016,971
Kforce, Inc.	471,519	9,515,254
Total		16,346,139
Road & Rail 0.5%
Marten Transport Ltd.	332,108	6,452,859
Trading Companies & Distributors 2.1%
Kaman Corp.	219,405	8,745,483
MRC Global, Inc. (a)	211,309	6,463,942
Rush Enterprises, Inc., Class A (a)	229,960	6,721,731
Titan Machinery, Inc. (a)	204,649	3,644,799
Total		25,575,955
TOTAL INDUSTRIALS		250,399,410

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 20.1%
Communications Equipment 2.0%
ADTRAN, Inc.	267,434	$6,867,705
InterDigital, Inc.	156,923	5,318,121
Performance Technologies, Inc. (a)(b)	643,041	1,864,819
Plantronics, Inc.	232,795	10,412,920
Total		24,463,565
Computers & Peripherals 0.3%
Intevac, Inc. (a)	490,780	3,248,964
Electronic Equipment, Instruments & Components 7.2%
Anixter International, Inc. (a)	84,580	7,476,872
Belden, Inc.	220,291	15,424,776
Benchmark Electronics, Inc. (a)	441,557	10,146,980
Cognex Corp.	212,972	7,017,427
CTS Corp.	317,632	5,774,550
FARO Technologies, Inc. (a)	116,479	6,352,765
GSI Group, Inc. (a)	480,305	5,273,749
Littelfuse, Inc.	30,636	2,663,800
Newport Corp. (a)	391,920	6,721,428
Plexus Corp. (a)	313,841	12,669,761
Rogers Corp. (a)	142,129	8,927,122
Total		88,449,230
Internet Software & Services 1.9%
Digital River, Inc. (a)	465,753	8,323,006
Liquidity Services, Inc. (a)	90,435	2,095,379
Saba Software, Inc. (a)	397,028	4,764,336
Stamps.com, Inc. (a)	83,234	3,834,590
TechTarget, Inc. (a)	615,800	3,719,432
Total		22,736,743
IT Services 4.0%
Acxiom Corp. (a)	164,347	5,469,468
Computer Task Group, Inc.	447,061	8,512,042
CoreLogic, Inc. (a)	260,916	9,192,071
DST Systems, Inc.	117,871	10,408,009
Global Cash Access Holdings, Inc. (a)	699,863	6,823,664
PRGX Global, Inc. (a)	1,373,641	9,038,558
Total		49,443,812
Semiconductors & Semiconductor Equipment 2.3%
ATMI, Inc. (a)	439,491	13,448,425
BTU International, Inc. (a)	292,872	811,255
Fairchild Semiconductor International, Inc. (a)	448,071	5,703,944
LTX-Credence Corp. (a)	535,738	3,868,028
Pericom Semiconductor Corp. (a)	452,938	4,321,029
Total		28,152,681

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software 2.4%
Accelrys, Inc. (a)	822,826	$8,006,097
American Software, Inc., Class A	462,714	4,465,190
Mentor Graphics Corp.	129,525	2,917,551
Progress Software Corp. (a)	532,322	14,021,361
Total		29,410,199
TOTAL INFORMATION TECHNOLOGY		245,905,194
MATERIALS 5.9%
Chemicals 3.4%
H.B. Fuller Co.	224,490	11,500,623
Innophos Holdings, Inc.	112,150	5,380,957
Omnova Solutions, Inc. (a)	886,887	7,769,130
Sensient Technologies Corp.	259,084	12,731,388
Stepan Co.	60,509	3,839,901
Total		41,221,999
Containers & Packaging 0.7%
Greif, Inc., Class A	164,102	9,017,405
Metals & Mining 1.4%
AM Castle & Co. (a)	344,946	4,825,794
Globe Specialty Metals, Inc.	307,177	5,467,751
Universal Stainless & Alloy Products, Inc. (a)	173,369	6,301,963
Total		16,595,508
Paper & Forest Products 0.4%
PH Glatfelter Co.	199,204	5,575,720
TOTAL MATERIALS		72,410,632

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 0.7%

Diversified Telecommunication Services 0.7%
General Communication, Inc., Class A (a)	836,534	$8,323,513
TOTAL TELECOMMUNICATION SERVICES		8,323,513
UTILITIES 1.7%
Electric Utilities 0.4%
Allete, Inc.	98,171	4,837,867
Gas Utilities 1.3%
Laclede Group, Inc. (The)	103,866	4,789,261
New Jersey Resources Corp.	102,551	4,685,555
South Jersey Industries, Inc.	112,758	6,393,379
Total		15,868,195
TOTAL UTILITIES		20,706,062
Total Common Stocks (Cost: $810,419,509)		$1,195,804,039

	Shares	Value

Money Market Funds 2.2%
Columbia Short-Term Cash Fund, 0.094% (b)(c)	26,730,275	$26,730,275
Total Money Market Funds (Cost: $26,730,275)		$26,730,275
Total Investments(d)
(Cost: $837,149,784)		$1,222,534,314(e)
Other Assets & Liabilities, Net		(817,131)
Net Assets		$1,221,717,183

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	33,773,250	73,225,562	(80,268,537)	26,730,275	6,901	26,730,275
Performance Technologies, Inc.	5,454,067	—	—	5,454,067	—	1,864,819
Total	39,227,317	73,225,562	(80,268,537)	32,184,342	6,901	28,595,094

(c)	The rate shown is the seven-day current annualized yield at November 30, 2013.
(d)

At November 30, 2013, the cost of securities for federal income tax purposes was approximately $837,150,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$411,839,000
Unrealized Depreciation	(26,455,000)
Net Unrealized Appreciation	$385,384,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	137,027,965	—	—	137,027,965
Consumer Staples	14,310,712	—	—	14,310,712
Energy	68,867,448	—	—	68,867,448
Financials	235,045,257	—	—	235,045,257
Health Care	142,807,846	—	—	142,807,846
Industrials	250,399,410	—	—	250,399,410
Information Technology	245,905,194	—	—	245,905,194
Materials	72,410,632	—	—	72,410,632
Telecommunication Services	8,323,513	—	—	8,323,513
Utilities	20,706,062	—	—	20,706,062
Total Equity Securities	1,195,804,039	—	—	1,195,804,039
Mutual Funds
Money Market Funds	26,730,275	—	—	26,730,275
Total Mutual Funds	26,730,275	—	—	26,730,275
Total	1,222,534,314	—	—	1,222,534,314

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Small Cap Growth Fund I

November 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.6%
CONSUMER DISCRETIONARY 24.4%
Automobiles 0.8%
Winnebago Industries, Inc. (a)	406,800	$12,594,528
Diversified Consumer Services 1.5%
LifeLock, Inc. (a)	1,290,200	22,217,244
Hotels, Restaurants & Leisure 4.7%
Diamond Resorts International, Inc. (a)	880,482	15,734,213
Domino’s Pizza, Inc.	332,217	22,966,161
Red Robin Gourmet Burgers, Inc. (a)	186,439	14,861,053
Six Flags Entertainment Corp.	419,980	15,627,456
Total		69,188,883
Internet & Catalog Retail 0.9%
Qunar Cayman Islands Ltd., ADR (a)	53,707	1,417,865
RetailMeNot, Inc. (a)	184,900	5,301,083
Vipshop Holdings Ltd., ADS (a)	71,000	5,900,810
Total		12,619,758
Leisure Equipment & Products 1.6%
Arctic Cat, Inc.	195,100	10,978,277
Brunswick Corp.	289,709	13,239,701
Total		24,217,978
Media 1.2%
Eros International PLC (a)	267,000	2,963,700
MDC Partners, Inc., Class A	335,923	7,645,619
Nexstar Broadcasting Group, Inc., Class A	140,852	6,996,119
Total		17,605,438
Multiline Retail 1.0%
Burlington Stores, Inc. (a)	519,512	14,774,921
Specialty Retail 10.2%
Cabela’s, Inc. (a)	104,413	6,395,296
Conn’s, Inc. (a)	327,903	19,782,388
Five Below, Inc. (a)	299,200	15,905,472
GameStop Corp., Class A	275,200	13,278,400
Lumber Liquidators Holdings, Inc. (a)	348,762	35,116,846
Monro Muffler Brake, Inc.	316,200	16,777,572
Select Comfort Corp. (a)	1,564,546	33,027,566
Zale Corp. (a)	727,300	10,727,675
Total		151,011,215
Textiles, Apparel & Luxury Goods 2.5%
Fifth & Pacific Companies, Inc. (a)	1,113,700	36,373,442

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
TOTAL CONSUMER DISCRETIONARY		360,603,407
CONSUMER STAPLES 2.0%
Food & Staples Retailing 0.9%
Natural Grocers by Vitamin Cottage, Inc. (a)	217,556	$8,001,710
Susser Holdings Corp. (a)	94,024	6,019,416
Total		14,021,126
Personal Products 1.1%
Elizabeth Arden, Inc. (a)	394,075	15,577,785
TOTAL CONSUMER STAPLES		29,598,911
ENERGY 4.4%
Energy Equipment & Services 0.4%
Geospace Technologies Corp. (a)	66,900	5,838,363
Oil, Gas & Consumable Fuels 4.0%
Bonanza Creek Energy, Inc. (a)	100,500	4,609,935
Carrizo Oil & Gas, Inc. (a)	303,114	12,257,930
Diamondback Energy, Inc. (a)	139,000	6,913,860
PDC Energy, Inc. (a)	127,267	7,497,299
Sanchez Energy Corp. (a)	528,600	13,569,162
Western Refining, Inc.	365,555	14,282,234
Total		59,130,420
TOTAL ENERGY		64,968,783
FINANCIALS 6.5%
Commercial Banks 1.5%
Bancorp, Inc. (The) (a)	305,300	5,586,990
BankUnited, Inc.	264,800	8,547,744
Signature Bank (a)	68,788	7,308,725
Total		21,443,459
Consumer Finance 0.8%
Portfolio Recovery Associates, Inc. (a)	195,178	11,398,395
Real Estate Investment Trusts (REITs) 1.4%
DiamondRock Hospitality Co.	1,289,853	14,743,020
Sovran Self Storage, Inc.	99,751	6,657,382
Total		21,400,402
Real Estate Management & Development 2.8%
Altisource Portfolio Solutions SA (a)	95,085	15,306,783

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Management & Development (continued)
Altisource Residential Corp.	953,955	$26,567,647
Total		41,874,430
TOTAL FINANCIALS		96,116,686
HEALTH CARE 20.9%
Biotechnology 5.0%
Aegerion Pharmaceuticals, Inc. (a)	102,900	7,298,697
Alnylam Pharmaceuticals, Inc. (a)	214,260	13,112,712
Bluebird Bio, Inc. (a)	195,473	3,991,558
Celldex Therapeutics, Inc. (a)	233,100	6,470,856
Infinity Pharmaceuticals, Inc. (a)	432,620	6,320,578
Insmed, Inc. (a)	413,700	6,701,940
Isis Pharmaceuticals, Inc. (a)	225,300	8,732,628
Keryx Biopharmaceuticals, Inc. (a)	775,319	10,769,181
Kythera Biopharmaceuticals, Inc. (a)	122,466	4,773,725
TESARO, Inc. (a)	140,196	5,467,644
Total		73,639,519
Health Care Equipment & Supplies 5.5%
Align Technology, Inc. (a)	512,146	27,983,658
Cerus Corp. (a)	1,211,867	8,107,390
Cyberonics, Inc. (a)	77,200	5,305,184
HeartWare International, Inc. (a)	125,992	12,145,629
Insulet Corp. (a)	322,296	11,931,398
Sirona Dental Systems, Inc. (a)	101,800	7,001,804
TearLab Corp. (a)	884,666	8,289,320
Total		80,764,383
Health Care Providers & Services 4.0%
Air Methods Corp.	171,100	9,574,756
Brookdale Senior Living, Inc. (a)	924,388	26,955,154
Centene Corp. (a)	127,400	7,609,602
ExamWorks Group, Inc. (a)	308,500	9,103,835
IPC The Hospitalist Co., Inc. (a)	101,269	6,367,795
Total		59,611,142
Health Care Technology 4.1%
athenahealth, Inc. (a)	143,193	18,782,626
HMS Holdings Corp. (a)	899,575	20,609,263
Medidata Solutions, Inc. (a)	122,300	14,542,693
Vocera Communications, Inc. (a)	375,101	6,665,545
Total		60,600,127
Life Sciences Tools & Services 1.1%
ICON PLC (a)	442,474	16,875,958

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals 1.2%
Jazz Pharmaceuticals PLC (a)	50,451	$5,898,731
Pacira Pharmaceuticals, Inc. (a)	210,900	11,639,571
Total		17,538,302
TOTAL HEALTH CARE		309,029,431
INDUSTRIALS 13.4%
Airlines 3.6%
Alaska Air Group, Inc.	106,988	8,317,247
Spirit Airlines, Inc. (a)	231,900	10,637,253
U.S. Airways Group, Inc. (a)	1,472,057	34,563,898
Total		53,518,398
Building Products 0.3%
Trex Co., Inc. (a)	57,100	4,133,469
Commercial Services & Supplies 0.2%
MiX Telematics Ltd., ADR (a)	222,208	2,873,149
Electrical Equipment 0.8%
Acuity Brands, Inc.	115,374	11,829,296
Machinery 4.1%
Chart Industries, Inc. (a)	87,545	8,518,129
Hyster-Yale Materials Handling, Inc.	92,764	7,732,807
Manitowoc Co., Inc. (The)	367,100	7,558,589
Middleby Corp. (The) (a)	101,021	22,309,478
Proto Labs, Inc. (a)	83,488	6,203,158
Tennant Co.	130,392	8,509,382
Total		60,831,543
Professional Services 3.1%
Advisory Board Co. (The) (a)	269,000	17,409,680
TrueBlue, Inc. (a)	380,257	9,711,764
Wageworks, Inc. (a)	340,811	19,528,470
Total		46,649,914
Road & Rail 0.6%
Swift Transportation Co. (a)	391,200	9,056,280
Trading Companies & Distributors 0.7%
Beacon Roofing Supply, Inc. (a)	265,600	9,875,008
TOTAL INDUSTRIALS		198,767,057

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 24.7%
Communications Equipment 0.9%
Aruba Networks, Inc. (a)	228,238	$4,071,766
Ruckus Wireless, Inc. (a)	746,300	9,731,752
Total		13,803,518
Electronic Equipment, Instruments & Components 2.2%
Cognex Corp.	234,630	7,731,059
FEI Co.	107,700	9,806,085
FLIR Systems, Inc.	418,800	12,425,796
InvenSense, Inc. (a)	111,600	1,929,564
Total		31,892,504
Internet Software & Services 7.8%
Benefitfocus, Inc. (a)	43,088	2,081,581
ChannelAdvisor Corp. (a)	85,340	2,929,722
Cornerstone OnDemand, Inc. (a)	295,039	14,875,866
CoStar Group, Inc. (a)	159,576	29,719,434
Cvent, Inc. (a)	44,700	1,455,879
OpenTable, Inc. (a)	163,600	13,672,052
Pandora Media, Inc. (a)	515,800	14,648,720
Shutterstock, Inc. (a)	118,142	8,740,145
Xoom Corp. (a)	72,900	2,014,592
Yelp, Inc. (a)	415,998	25,246,919
Total		115,384,910
IT Services 3.3%
Acxiom Corp. (a)	352,200	11,721,216
MAXIMUS, Inc.	506,100	23,027,550
WEX, Inc. (a)	144,954	14,388,134
Total		49,136,900
Semiconductors & Semiconductor Equipment 1.4%
EZchip Semiconductor Ltd. (a)	142,673	3,434,139
Formfactor, Inc. (a)	424,600	2,301,332
Himax Technologies, Inc., ADR	1,163,300	11,633,000
Rambus, Inc. (a)	316,400	2,717,876
Total		20,086,347
Software 9.1%
Aspen Technology, Inc. (a)	272,339	10,765,561
BroadSoft, Inc. (a)	286,000	7,599,020
CommVault Systems, Inc. (a)	76,463	5,723,256

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Guidewire Software, Inc. (a)	358,230	$17,098,318
Infoblox, Inc. (a)	454,977	14,459,169
Proofpoint, Inc. (a)	179,784	5,483,412
PTC, Inc. (a)	238,400	7,757,536
TiVo, Inc. (a)	752,122	9,649,725
Tyler Technologies, Inc. (a)	253,141	25,974,798
Ultimate Software Group, Inc. (The) (a)	142,350	22,304,821
Zynga, Inc., Class A (a)	1,679,500	7,305,825
Total		134,121,441
TOTAL INFORMATION TECHNOLOGY		364,425,620
MATERIALS 1.7%
Construction Materials 1.1%
Eagle Materials, Inc.	220,474	17,196,972
Metals & Mining 0.6%
Horsehead Holding Corp. (a)	562,300	8,417,631
TOTAL MATERIALS		25,614,603
TELECOMMUNICATION SERVICES 1.6%
Diversified Telecommunication Services 1.6%
Cogent Communications Group, Inc.	601,972	23,482,928
TOTAL TELECOMMUNICATION SERVICES		23,482,928
Total Common Stocks (Cost: $1,101,446,406)		$1,472,607,426

	Shares	Value

Money Market Funds 0.7%
Columbia Short-Term Cash Fund, 0.094% (b)(c)	9,641,086	$9,641,086
Total Money Market Funds (Cost: $9,641,086)		$9,641,086
Total Investments
(Cost: $1,111,087,492) (d)		$1,482,248,512(e)
Other Assets & Liabilities, Net		(4,889,298)
Net Assets		$1,477,359,214

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2013.

(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	32,016,170	191,661,435	(214,036,519)	9,641,086	4,194	9,641,086

(d)

At November 30, 2013, the cost of securities for federal income tax purposes was approximately $1,111,087,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$390,946,000
Unrealized Depreciation	(19,784,000)
Net Unrealized Appreciation	$371,162,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
ADS	American Depositary Share

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•    Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•    Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•    Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	360,603,407	—	—	360,603,407
Consumer Staples	29,598,911	—	—	29,598,911
Energy	64,968,783	—	—	64,968,783
Financials	96,116,686	—	—	96,116,686
Health Care	309,029,431	—	—	309,029,431
Industrials	198,767,057	—	—	198,767,057
Information Technology	364,425,620	—	—	364,425,620
Materials	25,614,603	—	—	25,614,603
Telecommunication Services	23,482,928	—	—	23,482,928
Total Equity Securities	1,472,607,426	—	—	1,472,607,426
Mutual Funds
Money Market Funds	9,641,086	—	—	9,641,086
Total Mutual Funds	9,641,086	—	—	9,641,086
Total	1,482,248,512	—	—	1,482,248,512

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Technology Fund

November 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.6%
CONSUMER DISCRETIONARY 10.0%
Diversified Consumer Services 0.9%
LifeLock, Inc. (a)	95,575	$1,645,802
Internet & Catalog Retail 5.6%
Amazon.com, Inc. (a)	9,522	3,748,050
Expedia, Inc.	14,811	943,312
Netflix, Inc. (a)	2,645	967,541
priceline.com, Inc. (a)	2,070	2,468,123
Qunar Cayman Islands Ltd., ADR (a)	19,932	526,205
RetailMeNot, Inc. (a)	26,648	763,998
TripAdvisor, Inc. (a)	5,796	511,903
Total		9,929,132
Media 3.5%
AMC Networks, Inc., Class A (a)	17,768	1,140,528
Charter Communications, Inc., Class A (a)	5,708	771,151
Comcast Corp., Class A	31,224	1,557,141
Eros International PLC (a)	75,000	832,500
Walt Disney Co. (The)	25,520	1,800,180
Total		6,101,500
TOTAL CONSUMER DISCRETIONARY		17,676,434
HEALTH CARE 0.1%
Health Care Technology 0.1%
Veeva Systems Inc., Class A (a)	5,470	221,480
TOTAL HEALTH CARE		221,480
INDUSTRIALS 1.1%
Commercial Services & Supplies 0.6%
MiX Telematics Ltd., ADR (a)	79,121	1,023,034
Professional Services 0.5%
Verisk Analytics, Inc., Class A (a)	12,427	809,122
TOTAL INDUSTRIALS		1,832,156
INFORMATION TECHNOLOGY 85.4%
Communications Equipment 5.5%
Aruba Networks, Inc. (a)	47,141	840,995
Cisco Systems, Inc.	117,640	2,499,850
F5 Networks, Inc. (a)	20,775	1,708,952
Nokia OYJ, ADR (a)	147,982	1,192,735
QUALCOMM, Inc.	25,119	1,848,256

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Communications Equipment (continued)
Telefonaktiebolaget LM Ericsson, ADR	131,929	$1,650,432
Total		9,741,220
Computers & Peripherals 8.3%
Apple, Inc.	10,485	5,830,394
EMC Corp.	84,948	2,026,010
NetApp, Inc.	32,993	1,360,961
SanDisk Corp.	26,950	1,836,643
Seagate Technology PLC	27,662	1,356,544
Western Digital Corp.	31,428	2,358,357
Total		14,768,909
Electronic Equipment, Instruments & Components 2.7%
Amphenol Corp., Class A	25,357	2,155,345
InvenSense, Inc. (a)	44,246	765,013
TE Connectivity Ltd.	36,402	1,919,114
Total		4,839,472
Internet Software & Services 19.4%
58.Com, Inc., ADR (a)	2,814	92,046
Akamai Technologies, Inc. (a)	34,840	1,558,045
Baidu, Inc., ADR (a)	12,655	2,107,943
Benefitfocus, Inc. (a)	35,036	1,692,589
ChannelAdvisor Corp. (a)	50,220	1,724,053
Chegg, Inc. (a)	100,000	821,000
Cvent, Inc. (a)	23,608	768,912
eBay, Inc. (a)	32,774	1,655,742
Equinix, Inc. (a)	6,292	1,011,124
Facebook, Inc., Class A (a)	72,384	3,402,772
Google, Inc., Class A (a)	6,125	6,489,989
LinkedIn Corp., Class A (a)	10,759	2,410,339
OpenTable, Inc. (a)	16,775	1,401,887
Pandora Media, Inc. (a)	32,039	909,908
Shutterstock, Inc. (a)	13,169	974,243
Trulia, Inc. (a)	18,380	631,169
Twitter, Inc. (a)	8,562	355,922
VeriSign, Inc. (a)	42,065	2,391,816
Yahoo!, Inc. (a)	31,859	1,178,146
Yandex NV, Class A (a)	27,120	1,078,020
Yelp, Inc. (a)	27,667	1,679,110
Total		34,334,775
IT Services 14.9%
Accenture PLC, Class A	16,245	1,258,500
Acxiom Corp. (a)	41,063	1,366,577
Alliance Data Systems Corp. (a)	14,974	3,627,601
Automatic Data Processing, Inc.	29,673	2,374,434
Blackhawk Network Holdings, Inc. (a)	4,194	95,581

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
Cognizant Technology Solutions Corp., Class A (a)	19,674	$1,847,192
Computer Sciences Corp.	21,230	1,117,123
Fiserv, Inc. (a)	18,339	2,015,273
FleetCor Technologies, Inc. (a)	16,132	1,964,555
International Business Machines Corp.	4,596	825,809
Mastercard, Inc., Class A	2,597	1,975,824
Paychex, Inc.	20,008	874,950
ServiceSource International, Inc. (a)	97,647	948,152
Teradata Corp. (a)	9,774	446,085
Total System Services, Inc.	70,922	2,202,128
Visa, Inc., Class A	8,772	1,784,751
Western Union Co. (The)	101,782	1,696,706
Total		26,421,241
Semiconductors & Semiconductor Equipment 18.0%
Altera Corp.	38,840	1,252,590
Applied Materials, Inc.	117,085	2,025,571
ARM Holdings PLC, ADR	34,936	1,743,306
ASML Holding NV	19,988	1,866,479
Avago Technologies Ltd.	43,747	1,956,803
Broadcom Corp., Class A	49,099	1,310,452
Cree, Inc. (a)	17,618	983,084
EZchip Semiconductor Ltd. (a)	34,060	819,824
Fairchild Semiconductor International, Inc. (a)	77,205	982,820
Inphi Corp. (a)	53,333	666,663
KLA-Tencor Corp.	34,304	2,190,997
Lam Research Corp. (a)	40,786	2,125,358
Linear Technology Corp.	46,966	1,998,403
Microchip Technology, Inc.	40,087	1,735,366
Micron Technology, Inc. (a)	176,348	3,720,943
NXP Semiconductor NV (a)	35,437	1,506,073
Power Integrations, Inc.	9,757	521,609
Rambus, Inc. (a)	89,729	770,772
Skyworks Solutions, Inc. (a)	63,047	1,676,420
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	48,357	857,370
Xilinx, Inc.	28,621	1,271,631
Total		31,982,534
Software 16.6%
Application Software 8.5%
Adobe Systems, Inc. (a)	42,456	2,410,651
Aspen Technology, Inc. (a)	29,458	1,164,475
Autodesk, Inc. (a)	39,831	1,802,353

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Application Software (continued)
Citrix Systems, Inc. (a)	25,356	$1,504,118
Guidewire Software, Inc. (a)	24,618	1,175,017
Intuit, Inc.	27,019	2,005,620
Nuance Communications, Inc. (a)	32,590	440,617
PTC, Inc. (a)	29,020	944,311
Salesforce.com, Inc. (a)	50,112	2,610,334
Sungy Mobile Ltd., ADR (a)	65,000	991,900
Total		15,049,396
Home Entertainment Software 1.4%
Activision Blizzard, Inc.	70,614	1,215,267
Electronic Arts, Inc. (a)	57,678	1,279,298
Total		2,494,565
Systems Software 6.7%
Check Point Software Technologies Ltd. (a)	35,265	2,181,493
Fortinet, Inc. (a)	53,009	906,454
Microsoft Corp.	57,865	2,206,392
NetSuite, Inc. (a)	6,715	645,177
Oracle Corp.	34,621	1,221,775
Proofpoint, Inc. (a)	51,335	1,565,717
Red Hat, Inc. (a)	40,140	1,880,559
Tableau Software, Inc., Class A (a)	6,325	414,541
VMware, Inc., Class A (a)	10,720	864,354
Total		11,886,462
TOTAL SOFTWARE		29,430,423
TOTAL INFORMATION TECHNOLOGY		151,518,574
TELECOMMUNICATION SERVICES 2.0%
Diversified Telecommunication Services 1.1%
Cogent Communications Group, Inc.	25,115	979,736
Verizon Communications, Inc.	20,234	1,004,011
Total		1,983,747
Wireless Telecommunication Services 0.9%
SBA Communications Corp., Class A (a)	18,951	1,614,057
TOTAL TELECOMMUNICATION SERVICES		3,597,804
Total Common Stocks (Cost: $140,262,960)		$174,846,448

	Shares	Value

Exchange-Traded Funds 0.3%
Market Vectors Semiconductor ETF	12,930	$532,458
Total Exchange-Traded Funds (Cost: $420,086)		$532,458

	Shares	Value

Money Market Funds 1.0%
Columbia Short-Term Cash Fund, 0.094% (b)(c)	1,847,004	$1,847,004
Total Money Market Funds (Cost: $1,847,004)		$1,847,004
Total Investments
(Cost: $142,530,050) (d)		$177,225,910(e)
Other Assets & Liabilities, Net		224,786
Net Assets		$177,450,696

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	2,105,604	14,147,450	(14,406,050)	1,847,004	579	1,847,004

(d)

At November 30, 2013, the cost of securities for federal income tax purposes was approximately $142,530,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$38,543,000
Unrealized Depreciation	(3,847,000)
Net Unrealized Appreciation	$34,696,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	17,676,434	—	—	17,676,434
Health Care	221,480	—	—	221,480
Industrials	1,832,156	—	—	1,832,156
Information Technology	151,518,574	—	—	151,518,574
Telecommunication Services	3,597,804	—	—	3,597,804
Exchange-Traded Funds	532,458	—	—	532,458
Total Equity Securities	175,378,906	—	—	175,378,906
Mutual Funds
Money Market Funds	1,847,004	—	—	1,847,004
Total Mutual Funds	1,847,004	—	—	1,847,004
Total	177,225,910	—	—	177,225,910

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Value and Restructuring Fund

November 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.3%
CONSUMER DISCRETIONARY 13.0%
Auto Components 0.8%
Delphi Automotive PLC	306,180	$17,926,839
Automobiles 2.0%
General Motors Co. (a)	1,111,105	43,033,096
Hotels, Restaurants & Leisure 1.6%
Wynn Resorts Ltd.	119,685	19,852,151
Yum! Brands, Inc.	195,715	15,203,141
Total		35,055,292
Media 5.6%
Comcast Corp., Class A	824,225	41,104,101
DIRECTV (a)	362,820	23,986,030
Discovery Communications, Inc., Class A (a)	234,200	20,438,634
Viacom, Inc., Class B	467,240	37,458,631
Total		122,987,396
Specialty Retail 3.0%
Dick’s Sporting Goods, Inc.	276,425	15,623,541
Lowe’s Companies, Inc.	495,415	23,522,304
Tiffany & Co.	206,820	18,435,935
Ulta Salon Cosmetics & Fragrance, Inc. (a)	68,635	8,712,527
Total		66,294,307
TOTAL CONSUMER DISCRETIONARY		285,296,930
CONSUMER STAPLES 9.8%
Beverages 3.1%
Diageo PLC, ADR	192,135	24,529,876
PepsiCo, Inc.	504,000	42,567,840
Total		67,097,716
Food & Staples Retailing 2.5%
CVS Caremark Corp.	539,840	36,147,686
Walgreen Co.	334,520	19,803,584
Total		55,951,270
Household Products 1.8%
Procter & Gamble Co. (The)	463,800	39,061,236
Tobacco 2.4%
Philip Morris International, Inc.	627,510	53,677,205
TOTAL CONSUMER STAPLES		215,787,427

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 10.6%
Energy Equipment & Services 2.9%
Cameron International Corp. (a)	409,875	$22,702,976
Halliburton Co.	773,200	40,732,176
Tidewater, Inc.	4,250	242,420
Total		63,677,572
Oil, Gas & Consumable Fuels 7.7%
Anadarko Petroleum Corp.	234,675	20,843,834
Antero Resources Corp. (a)	120,198	6,598,870
Canadian Natural Resources Ltd.	590,010	19,423,129
Chevron Corp.	429,600	52,600,224
ConocoPhillips	298,900	21,759,920
Exxon Mobil Corp.	230,140	21,513,487
Newfield Exploration Co. (a)	264,190	7,423,739
Noble Energy, Inc.	270,400	18,992,896
Total		169,156,099
TOTAL ENERGY		232,833,671
FINANCIALS 17.6%
Capital Markets 3.9%
BlackRock, Inc.	88,055	26,658,651
Invesco Ltd.	457,340	15,938,299
Morgan Stanley	517,310	16,191,803
State Street Corp.	356,700	25,899,987
Total		84,688,740
Commercial Banks 1.5%
Wells Fargo & Co.	764,090	33,635,242
Diversified Financial Services 10.0%
Bank of America Corp.	2,017,010	31,909,098
Berkshire Hathaway, Inc., Class B (a)	389,920	45,437,378
Citigroup, Inc.	1,423,150	75,313,098
JPMorgan Chase & Co.	1,163,310	66,564,598
Total		219,224,172
Insurance 1.6%
Aon PLC	439,900	35,913,436
Real Estate Management & Development 0.6%
Realogy Holdings Corp. (a)	271,915	12,886,052
TOTAL FINANCIALS		386,347,642

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 12.2%
Biotechnology 0.5%
Celgene Corp. (a)	70,064	$11,334,253
Health Care Equipment & Supplies 3.3%
Abbott Laboratories	566,280	21,626,233
Baxter International, Inc.	134,425	9,201,392
Covidien PLC	605,665	41,342,693
Total		72,170,318
Health Care Providers & Services 3.8%
Cardinal Health, Inc.	725,000	46,835,000
CIGNA Corp.	218,650	19,120,943
Express Scripts Holding Co. (a)	258,935	17,439,272
Total		83,395,215
Pharmaceuticals 4.6%
Johnson & Johnson	567,905	53,757,887
Pfizer, Inc.	885,950	28,111,193
Salix Pharmaceuticals Ltd. (a)	232,650	19,731,047
Total		101,600,127
TOTAL HEALTH CARE		268,499,913
INDUSTRIALS 11.7%
Aerospace & Defense 3.5%
Honeywell International, Inc.	453,320	40,123,353
United Technologies Corp.	321,225	35,611,004
Total		75,734,357
Air Freight & Logistics 1.0%
FedEx Corp.	163,735	22,710,044
Commercial Services & Supplies 1.4%
Tyco International Ltd.	777,965	29,671,585
Electrical Equipment 1.7%
Eaton Corp. PLC	523,890	38,065,847
Industrial Conglomerates 2.4%
General Electric Co.	1,966,010	52,413,827
Professional Services 1.4%
Nielsen Holdings NV	715,125	30,864,795
Road & Rail 0.3%
Union Pacific Corp.	42,165	6,832,417

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
TOTAL INDUSTRIALS		256,292,872
INFORMATION TECHNOLOGY 18.5%
Communications Equipment 1.6%
QUALCOMM, Inc.	469,150	$34,520,057
Computers & Peripherals 5.4%
Apple, Inc.	144,330	80,257,583
EMC Corp.	1,081,135	25,785,070
Hewlett-Packard Co.	464,242	12,697,019
Total		118,739,672
Internet Software & Services 5.1%
Baidu, Inc., ADR (a)	66,090	11,008,611
eBay, Inc. (a)	328,375	16,589,505
Equinix, Inc. (a)	73,385	11,792,969
Facebook, Inc., Class A (a)	116,780	5,489,828
Google, Inc., Class A (a)	62,740	66,478,677
Total		111,359,590
IT Services 2.0%
International Business Machines Corp.	48,515	8,717,175
Mastercard, Inc., Class A	44,940	34,190,802
Total		42,907,977
Semiconductors & Semiconductor Equipment 1.2%
Broadcom Corp., Class A	539,500	14,399,255
Skyworks Solutions, Inc. (a)	484,675	12,887,508
Total		27,286,763
Software 3.2%
Electronic Arts, Inc. (a)	666,605	14,785,299
Intuit, Inc.	466,580	34,634,233
Microsoft Corp.	572,830	21,842,008
Total		71,261,540
TOTAL INFORMATION TECHNOLOGY		406,075,599
MATERIALS 2.0%
Chemicals 2.0%
Celanese Corp., Class A	277,440	15,572,707
Dow Chemical Co. (The)	757,790	29,599,278
Total		45,171,985
TOTAL MATERIALS		45,171,985

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 2.9%
Diversified Telecommunication Services 2.0%
AT&T, Inc.	1,210,105	$42,607,797
Wireless Telecommunication Services 0.9%
Vodafone Group PLC, ADR	545,010	20,214,421
TOTAL TELECOMMUNICATION SERVICES		62,822,218
Total Common Stocks (Cost: $1,573,845,495)		$2,159,128,257

	Shares	Value

Money Market Funds 1.1%
Columbia Short-Term Cash Fund, 0.094% (b)(c)	23,780,859	$23,780,859
Total Money Market Funds (Cost: $23,780,859)		$23,780,859
Total Investments (Cost: $1,597,626,354) (d)		$2,182,909,116(e)
Other Assets & Liabilities, Net		13,035,797
Net Assets		$2,195,944,913

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2013, are as follows: [Insert S26]

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	13,924,661	174,759,314	(164,903,116)	23,780,859	4,742	23,780,859

(d)

At November 30, 2013, the cost of securities for federal income tax purposes was approximately $1,597,626,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$590,180,000
Unrealized Depreciation	(4,897,000)
Net Unrealized Appreciation	$585,283,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	285,296,930	—	—	285,296,930
Consumer Staples	215,787,427	—	—	215,787,427
Energy	232,833,671	—	—	232,833,671
Financials	386,347,642	—	—	386,347,642
Health Care	268,499,913	—	—	268,499,913
Industrials	256,292,872	—	—	256,292,872
Information Technology	406,075,599	—	—	406,075,599
Materials	45,171,985	—	—	45,171,985
Telecommunication Services	62,822,218	—	—	62,822,218
Total Equity Securities	2,159,128,257	—	—	2,159,128,257
Mutual Funds
Money Market Funds	23,780,859	—	—	23,780,859
Total Mutual Funds	23,780,859	—	—	23,780,859
Total	2,182,909,116	—	—	2,182,909,116

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	January 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	January 21, 2014

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	January 21, 2014